UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Access Fixed Income ETFs
Access High Yield Corporate Bond ETF (GHYB)
Access Inflation Protected USD Bond ETF (GTIP)
Access Investment Grade Corporate 1-5 Year Bond ETF (GSIG)
Access Investment Grade Corporate Bond ETF (GIGB)
Access Treasury 0-1 Year ETF (GBIL)
Access U.S. Aggregate Bond ETF (GCOR)
Access Ultra Short Bond ETF (GSST)

Goldman Sachs Access Fixed Income ETFs

∎	ACCESS HIGH YIELD CORPORATE BOND ETF

∎	ACCESS INFLATION PROTECTED USD BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE BOND ETF

∎	ACCESS TREASURY 0-1 YEAR ETF

∎	ACCESS U.S. AGGREGATE BOND ETF

∎	ACCESS ULTRA SHORT BOND ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Access High Yield Corporate Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$49.70
Net Asset Value (NAV)[1]	$50.00

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs High Yield Corporate Bond Index[3]	Bloomberg Barclays High Yield Very Liquid Index[4]
Shares	3.86%	3.36%	3.93%	5.05%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays High Yield Very Liquid Index (VLI) is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed-rate corporate bond market.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business

TransDigm, Inc., 6.25%, 03/15/26	0.7%	Aerospace & Defense
DaVita, Inc., 4.63%, 06/01/30	0.5	Healthcare
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/26	0.5	Communications
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30	0.4	Communications
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	0.4	Communications
XPO Logistics, Inc., 6.25%, 05/01/25	0.4	Transportation
Bausch Health Cos., Inc., 6.25%, 02/15/29	0.4	Pharmaceuticals
United Rentals North America, Inc., 4.88%, 01/15/28	0.4	Rental Equipment
Sirius XM Radio, Inc., 5.00%, 08/01/27	0.4	Broadcasting
Sprint Corp., 7.88%, 09/15/23	0.4	Wireless

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/21[6]

Sector Name	Fund

Telecommunication Services	19.6%
Consumer, Non-cyclical	19.3
Consumer, Cyclical	16.6
Energy	11.5
Financials	10.0
Industrials	7.2
Information Technology	4.9
Materials	4.8
Utilities	3.8
Other	1.0

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The “Other” category represents the Fund’s investments in investment companies. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Access Inflation Protected USD Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$56.66
Net Asset Value (NAV)[1]	$56.37

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index[3]
Shares	-0.42%	0.03%	-0.35%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets[5]	Line of Business

U.S. Treasury Inflation Indexed Bond, 0.25%, 01/15/25	11.7%	Government
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42	9.3	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/23	9.2	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/25	9.0	Government
U.S. Treasury Inflation Indexed Bond, 0.50%, 01/15/28	8.8	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 01/15/30	7.1	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/27	5.6	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 04/15/22	5.4	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 10/15/24	5.4	Government
U.S. Treasury Inflation Indexed Bond, 0.63%, 01/15/24	5.1	Government

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATION AS OF 2/28/21[6]

Sector Name	Fund

Government	99.8%
Other	0.4

[6]	Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

The “Other” category represents the Fund’s investments in investment companies.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Access Investment Grade Corporate 1-5 Year Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$50.19
Net Asset Value (NAV)[1]	$50.20

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index[3]
Shares	0.46%	0.29%	0.54%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets	Line of Business
JPMorgan Chase & Co., 1.51%, 06/01/24	2.0%	Banks
HSBC Holdings PLC, 3.26%, 03/13/23	1.9	Banks
Morgan Stanley, 3.74%, 04/24/24	1.3	Banks
Natwest Group PLC, 6.00%, 12/19/23	1.2	Banks
Citigroup, Inc., 1.68%, 05/15/24	1.1	Banks
Bank of America Corp., Series MTN, 1.20%, 10/24/26	1.1	Banks
Air Lease Corp., 3.50%, 01/15/22	1.1	Financial Company
Credit Suisse AG, 2.95%, 04/09/25	1.0	Banks
Cooperatieve Rabobank UA, Series MTN, 3.38%, 05/21/25	1.0	Banks
General Motors Financial Co., Inc., 5.20%, 03/20/23	1.0	Consumer Cyclical

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/21[5]

Sector Name	Fund

Financials	45.9%
Consumer, Non-cyclical	13.4
Consumer, Cyclical	8.8
Information Technology	8.2
Industrials	6.2
Telecommunication Services	5.6
Energy	4.9
Utilities	4.4
Materials	1.9
Other	0.2

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The “Other” category represents the Fund’s investments in investment companies. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Access Investment Grade Corporate Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$54.20
Net Asset Value (NAV)[1]	$54.03

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Investment Grade Corporate Bond Index[3]	Bloomberg Barclays US Corporate Investment Grade Index[4]
Shares	-1.29%	-1.13%	-1.13%	-0.31%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	0.3%	Financial Company
Wells Fargo & Co., Series MTN, 5.01%, 04/04/51	0.3	Banks
Bank of Montreal, 3.80%, 12/15/32	0.3	Banks
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.3	Food and Beverage
AT&T, Inc., 3.55%, 09/15/55	0.3	Wireless
Apple, Inc., 4.65%, 02/23/46	0.2	Technology
AT&T, Inc., 3.65%, 09/15/59	0.2	Wireless
JPMorgan Chase & Co., 3.21%, 04/01/23	0.2	Banks
Dell International LLC / EMC Corp., 4.90%, 10/01/26	0.2	Technology
Oracle Corp., 6.50%, 04/15/38	0.2	Software

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/21[6]

Sector Name	Fund

Financials	33.3%
Consumer, Non-cyclical	19.2
Telecommunication Services	13.1
Information Technology	9.4
Energy	8.1
Consumer, Cyclical	5.9
Industrials	5.5
Utilities	2.4
Materials	2.1
Other	0.3

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The “Other” category represents the Fund’s investments in investment companies. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Access Treasury 0-1 Year ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$100.14
Net Asset Value (NAV)[1]	$100.13

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE US Treasury 0-1 Year Composite Select Index[3]
Shares	0.01%	0.01%	0.07%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by FTSE without regard to the Fund. It is not possible to invest directly in an unmanaged index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	Maturity Date	% of Net Assets[5]

U.S. Treasury Bill, 0.03%	04/15/21	28.4%
U.S. Cash Management Bill, 0.04%	06/29/21	13.6
U.S. Treasury Bill, 0.07%	07/22/21	8.4
U.S. Treasury Bill, 0.05%	08/19/21	6.7
U.S. Treasury Bill, 0.09%	05/27/21	6.6
U.S. Treasury Bill, 0.04%	05/27/21	5.6
U.S. Treasury Note, 2.50%	01/15/22	4.5
U.S. Treasury Bill, 0.08%	12/30/21	4.0
U.S. Treasury Bill, 0.05%	07/22/21	3.8
U.S. Treasury Note, 2.00%	10/31/21	3.7

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATION AS OF 2/28/21[6]

Sector Name	Fund
Government	100.5%

[6]	Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Access U.S. Aggregate Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$48.78
Net Asset Value (NAV)[1]	$48.75

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 8, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Broad Bond Market Index[3]
Shares	-2.26%	-2.20%	-2.02%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets
U.S. Treasury Note, 2.13%, 05/31/26	6.2%
U.S. Treasury Note, 2.00%, 02/15/25	5.0
U.S. Treasury Note, 2.00%, 11/15/26	4.8
Federal National Mortgage Association, 3.00%, 03/15/51	4.4
U.S. Treasury Note, 2.50%, 01/31/25	4.3
U.S. Treasury Note, 2.13%, 02/29/24	4.1
U.S. Treasury Note, 2.75%, 02/15/28	3.7
Federal National Mortgage Association, 2.00%, 03/15/51	3.1
Federal National Mortgage Association, 4.00%, 03/15/51	2.7
U.S. Treasury Bond, 4.38%, 02/15/38	2.3

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/21[5]

Sector Name	Fund

U.S. Treasury Notes	34.5%
Mortgage-Backed Securities	27.1
Corporate Obligations	24.6
Other	23.2
U.S. Treasury Bonds	6.9
Foreign Corporate Debt	4.2
Foreign Debt Obligations	1.8

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

The “Other” category represents the Fund’s investments in investment companies.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Access Ultra Short Bond ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$50.81
Net Asset Value (NAV)[1]	$50.81

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Three-Month U.S. Treasury Bill Index[3]
Shares	0.43%	0.41%	0.05%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The FTSE Three-Month U.S. Treasury Bill Index is intended to track the daily performance of three-month U.S. Treasury bills. The index is designed to operate as a reference rate for a series of funds. The Fund does not attempt to track an index and takes a more active approach.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

13

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets

U.S. Treasury Bill, 0.08%, 06/10/21	2.4%
U.S. Treasury Bill, 0.09%, 05/06/21	1.9
FHLMC REMIC, Class FA, Series 2020-5031, 0.36%, 08/15/43	1.7
GNMA, Class FB, Series 2019-56, 0.56%, 05/20/49	1.6
FNMA REMIC, Class KF, Series 2019-6, 0.57%, 03/25/49	1.6
U.S. Treasury Bill, 0.09%, 06/10/21	1.5
GNMA, Class F, Series 2019-110, 0.56%, 09/20/49	1.5
FNMA REMIC, Class GF, Series 2017-91, 0.47%, 11/25/47	1.3
FHLMC REMIC, Class BF, Series 2018-4852, 0.51%, 12/15/48	1.2
FHLMC REMIC, Class NF, Series 2019-4906, 0.54%, 03/15/38	1.2

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/21[5]

Sector Name	Fund

Mortgage-Backed Securities	31.8%
Asset- Backed Securities	21.1
Corporate Obligations	20.2
Foreign Corporate Debt	18.7
U.S. Treasury Bills	5.8
Other	5.4
Certificate of Deposits	0.6
Municipal Debt Obligations	0.1

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

The “Other” category represents the Fund’s investments in investment companies.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.1%
Advertising – 1.3%
Clear Channel Worldwide Holdings, Inc.
$250,000	9.250%		02/15/24	$260,937
470,000	5.125	(a)	08/15/27	479,400
Lamar Media Corp.
250,000	3.750		02/15/28	253,750
261,000	4.000		02/15/30	267,525
Nielsen Finance LLC / Nielsen Finance Co.(a)
72,000	5.000		04/15/22	72,225
250,000	5.625		10/01/28	265,938
400,000	5.875		10/01/30	434,500
Outfront Media Capital LLC / Outfront Media Capital Corp.(a)
400,000	6.250		06/15/25	425,000

				2,459,275

Aerospace & Defense – 2.6%
Howmet Aerospace, Inc.
450,000	5.870		02/23/22	466,194
250,000	5.125		10/01/24	271,607
250,000	6.875		05/01/25	289,375
Signature Aviation US Holdings, Inc.(a)
370,000	4.000		03/01/28	376,012
TransDigm, Inc.
200,000	6.500		05/15/25	204,000
400,000	8.000	(a)	12/15/25	436,500
1,220,000	6.250	(a)	03/15/26	1,293,200
551,000	6.375		06/15/26	568,908
70,000	7.500		03/15/27	74,550
450,000	5.500		11/15/27	461,250
Wolverine Escrow LLC(a)
525,000	9.000		11/15/26	518,438

				4,960,034

Agriculture – 0.6%(a)
JBS USA LUX SA / JBS USA Finance, Inc.
414,000	6.750		02/15/28	456,435
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
320,000	6.500		04/15/29	361,600
300,000	5.500		01/15/30	338,250

				1,156,285

Banks – 0.2%
Freedom Mortgage Corp.
174,000	8.125	(a)	11/15/24	180,960
247,000	8.250	(a)	04/15/25	257,189

				438,149

Basic Industry – 1.3%
Axalta Coating Systems LLC(a)
500,000	3.375		02/15/29	488,125
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(a)
150,000	4.750		06/15/27	157,125
Blue Cube Spinco LLC
200,000	10.000		10/15/25	211,250
CF Industries, Inc.
170,000	3.450		06/01/23	178,075
300,000	5.150		03/15/34	365,706

Corporate Obligations – (continued)
Basic Industry – (continued)
Chemours Co. (The)(a)
400,000	5.750		11/15/28	414,000
Tronox, Inc.(a)
344,000	6.500		04/15/26	356,900
Valvoline, Inc.(a)
300,000	4.250		02/15/30	310,875

				2,482,056

Broadcasting – 3.2%
Gray Television, Inc.(a)
250,000	7.000		05/15/27	274,375
200,000	4.750		10/15/30	199,500
iHeartCommunications, Inc.
220,000	8.375		05/01/27	233,475
750,000	4.750	(a)	01/15/28	769,687
Nexstar Broadcasting, Inc.(a)
560,000	5.625		07/15/27	594,300
Scripps Escrow II, Inc.(a)
400,000	5.375		01/15/31	406,000
Sirius XM Radio, Inc.(a)
210,000	4.625		07/15/24	216,825
128,000	5.375		07/15/26	132,800
755,000	5.000		08/01/27	788,031
240,000	5.500		07/01/29	261,000
611,000	4.125		07/01/30	620,165
TEGNA, Inc.
200,000	4.625	(a)	03/15/28	206,000
300,000	5.000		09/15/29	314,250
Terrier Media Buyer, Inc.(a)
350,000	8.875		12/15/27	375,375
Univision Communications, Inc.(a)
257,000	5.125		02/15/25	258,285
425,000	6.625		06/01/27	445,188

				6,095,256

Brokerage – 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
500,000	4.250		02/01/27	485,000

Building Materials – 1.0%
AECOM
404,000	5.125		03/15/27	444,400
American Builders & Contractors Supply Co., Inc.(a)
100,000	5.875		05/15/26	103,250
363,000	4.000		01/15/28	368,445
Beacon Roofing Supply, Inc.(a)
280,000	4.875		11/01/25	283,500
Builders FirstSource, Inc.(a)
530,000	6.750		06/01/27	571,075
Cornerstone Building Brands, Inc.(a)
210,000	8.000		04/15/26	217,613

				1,988,283

Capital Goods – 3.5%
Ball Corp.
350,000	5.000		03/15/22	363,057
205,000	4.000		11/15/23	218,581

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Ball Corp. – (continued)
$351,000	5.250%		07/01/25	$396,630
121,000	4.875		03/15/26	135,671
450,000	2.875		08/15/30	438,750
Berry Global, Inc.(a)
200,000	5.625		07/15/27	213,000
Covanta Holding Corp.(a)
175,000	5.875		07/01/25	181,863
201,000	6.000		01/01/27	210,316
Crown Americas LLC / Crown Americas Capital Corp V
245,000	4.250		09/30/26	264,600
Crown Americas LLC / Crown Americas Capital Corp. IV
200,000	4.500		01/15/23	211,000
Crown Americas LLC / Crown Americas Capital Corp. VI
210,000	4.750		02/01/26	218,925
Flex Acquisition Co., Inc.(a)
130,000	6.875		01/15/25	131,787
157,000	7.875		07/15/26	163,673
Graham Packaging Co., Inc.(a)
180,000	7.125		08/15/28	195,975
Herc Holdings, Inc.(a)
490,000	5.500		07/15/27	519,400
LABL Escrow Issuer LLC
183,000	6.750	(a)	07/15/26	197,182
139,000	10.500	(a)	07/15/27	154,985
Mauser Packaging Solutions Holding Co.(a)
304,000	5.500		04/15/24	306,660
Owens-Brockway Glass Container, Inc.(a)
200,000	5.875		08/15/23	215,500
Sealed Air Corp.
260,000	4.875	(a)	12/01/22	273,325
130,000	5.125	(a)	12/01/24	142,837
230,000	5.500	(a)	09/15/25	257,600
170,000	6.875	(a)	07/15/33	222,700
Sensata Technologies BV
366,000	4.875	(a)	10/15/23	393,450
279,000	5.000	(a)	10/01/25	307,598
Sensata Technologies, Inc.(a)
450,000	3.750		02/15/31	453,375

				6,788,440

Communications – 8.5%
AMC Networks, Inc.
88,000	5.000		04/01/24	89,265
440,000	4.750		08/01/25	453,200
Cable One, Inc.(a)
475,000	4.000		11/15/30	475,594
CCO Holdings LLC / CCO Holdings Capital Corp.(a)
197,000	4.000		03/01/23	198,724
845,000	5.750		02/15/26	876,687
509,000	5.500		05/01/26	526,179
490,000	5.125		05/01/27	513,887
217,000	5.875		05/01/27	225,680
423,000	5.000		02/01/28	444,679
300,000	5.375		06/01/29	323,625
780,000	4.750		03/01/30	822,900

Corporate Obligations – (continued)
Communications – (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. – (continued)
780,000	4.500		08/15/30	810,225
725,000	4.250		02/01/31	734,062
300,000	4.500		05/01/32	309,750

CSC Holdings LLC
90,000	5.875		09/15/22	95,175
678,000	5.250		06/01/24	731,392
550,000	5.500	(a)	04/15/27	580,938
200,000	5.375	(a)	02/01/28	212,500
200,000	7.500	(a)	04/01/28	221,250
640,000	6.500	(a)	02/01/29	708,800
680,000	5.750	(a)	01/15/30	729,300
600,000	4.625	(a)	12/01/30	600,000
425,000	3.375	(a)	02/15/31	410,125
DISH DBS Corp.
468,000	5.000		03/15/23	483,795
314,000	5.875		11/15/24	329,307
614,000	7.750		07/01/26	676,168
110,000	7.375		07/01/28	115,500
Lions Gate Capital Holdings LLC(a)
133,000	6.375		02/01/24	136,325
142,000	5.875		11/01/24	145,195
Netflix, Inc.
400,000	5.500		02/15/22	416,500
440,000	4.375		11/15/26	495,000
467,000	4.875		04/15/28	532,380
562,000	5.875		11/15/28	674,400
227,000	6.375		05/15/29	282,615
200,000	5.375	(a)	11/15/29	237,000
350,000	4.875	(a)	06/15/30	404,250
Radiate Holdco LLC / Radiate Finance, Inc.(a)
250,000	6.500		09/15/28	263,750

				16,286,122

Consumer Cyclical – 16.3%
ADT Security Corp. (The)(a)
230,000	4.875		07/15/32	245,525
Allison Transmission, Inc.(a)
620,000	4.750		10/01/27	645,575
American Axle & Manufacturing, Inc.
450,000	6.875		07/01/28	481,500
APX Group, Inc.
277,000	7.875		12/01/22	279,077
200,000	6.750	(a)	02/15/27	212,000
Boyd Gaming Corp.
160,000	6.375		04/01/26	165,200
271,000	6.000		08/15/26	281,840
180,000	4.750		12/01/27	183,169
Brink’s Co. (The)(a)
284,000	5.500		07/15/25	302,105
Caesars Entertainment, Inc.(a)
450,000	6.250		07/01/25	476,894
450,000	8.125		07/01/27	490,157
Caesars Resort Collection LLC / CRC Finco, Inc.(a)
150,000	5.750		07/01/25	157,651
511,000	5.250		10/15/25	511,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Churchill Downs, Inc.(a)
$350,000	5.500%		04/01/27	$366,187
222,000	4.750		01/15/28	231,435
Clarios Global LP / Clarios US Finance Co.
418,000	6.250	(a)	05/15/26	444,513
Clarios Global LP / Clarios US Finance Co.
415,000	8.500	(a)	05/15/27	447,028
Dana Financing Luxembourg Sarl(a)
250,000	5.750		04/15/25	259,062
Dana, Inc.
300,000	5.625		06/15/28	321,000
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	107,510
ESH Hospitality, Inc.(a)
367,000	5.250		05/01/25	375,257
250,000	4.625		10/01/27	254,688
Ford Motor Co.
180,000	8.500		04/21/23	201,695
280,000	9.000		04/22/25	340,999
205,000	4.346		12/08/26	218,861
600,000	6.625		10/01/28	707,266
500,000	7.450		07/16/31	651,108
Ford Motor Credit Co. LLC
700,000	3.087		01/09/23	711,855
380,000	5.584		03/18/24	412,755
300,000	5.125		06/16/25	324,015
200,000	4.134		08/04/25	211,225
200,000	4.542		08/01/26	214,340
400,000	4.271		01/09/27	424,865
400,000	3.815		11/02/27	416,026
450,000	5.113		05/03/29	494,783
Gap, Inc. (The)(a)
200,000	8.625		05/15/25	222,694
300,000	8.875		05/15/27	351,162
Goodyear Tire & Rubber Co. (The)
500,000	5.125		11/15/23	503,125
200,000	4.875		03/15/27	210,000
Hanesbrands, Inc.(a)
447,000	4.625		05/15/24	475,496
250,000	5.375		05/15/25	265,313
Hilton Domestic Operating Co., Inc.
510,000	4.875		01/15/30	549,066
200,000	4.000	(a)	05/01/31	203,809
200,000	3.625	(a)	02/15/32	198,585
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
205,000	4.875		04/01/27	213,368
Iron Mountain, Inc.(a)
331,000	4.875		09/15/27	346,722
362,000	5.250		03/15/28	380,100
650,000	5.250		07/15/30	671,937
750,000	4.500		02/15/31	752,813
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
270,000	5.250		06/01/26	280,125

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
L Brands, Inc.
300,000	6.625	(a)	10/01/30	339,265
400,000	6.875		11/01/35	485,869
Liberty Interactive LLC
250,000	8.250		02/01/30	292,500
Marriott Ownership Resorts, Inc. / ILG LLC
340,000	6.500		09/15/26	354,450
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
455,000	4.625	(a)	06/15/25	484,575
250,000	5.750		02/01/27	283,750
MGM Resorts International
298,000	6.000		03/15/23	319,232
77,000	5.750		06/15/25	85,085
167,000	4.625		09/01/26	175,350
209,000	5.500		04/15/27	227,810
250,000	4.750		10/15/28	261,875
Mohegan Gaming & Entertainment(a)
390,000	8.000		02/01/26	385,125
Navistar International Corp.(a)
326,000	6.625		11/01/25	339,040
Penske Automotive Group, Inc.
20,000	5.500		05/15/26	20,700
PetSmart, Inc.(a)
310,000	7.125		03/15/23	310,028
Picasso Finance Sub, Inc.(a)
280,000	6.125		06/15/25	299,600
Prime Security Services Borrower LLC / Prime Finance, Inc.(a)
790,000	3.375		08/31/27	773,213
QVC, Inc.
250,000	4.375		03/15/23	262,265
100,000	4.450		02/15/25	106,054
150,000	4.750		02/15/27	158,491
Scientific Games International, Inc.(a)
410,000	5.000		10/15/25	422,813
340,000	8.250		03/15/26	362,525
145,000	7.000		05/15/28	154,425
300,000	7.250		11/15/29	324,375
Staples, Inc.(a)
547,000	7.500		04/15/26	555,205
350,000	10.750		04/15/27	334,250
Station Casinos LLC(a)
341,000	4.500		02/15/28	340,148
Taylor Morrison Communities, Inc.(a)
430,000	5.125		08/01/30	461,175
Tenneco, Inc.
100,000	5.000		07/15/26	94,500
Tesla, Inc.(a)
352,000	5.300		08/15/25	366,520
Toll Brothers Finance Corp.
249,000	5.875		02/15/22	257,271
313,000	4.375		04/15/23	331,448
172,000	4.350		02/15/28	191,331
Travel + Leisure Co.(a)
360,000	6.625		07/31/26	407,702
VICI Properties LP / VICI Note Co., Inc.(a)
285,000	4.250		12/01/26	294,670

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
VICI Properties LP / VICI Note Co., Inc. – (continued)
$250,000	3.750%		02/15/27	$254,687
550,000	4.625		12/01/29	577,752
400,000	4.125		08/15/30	417,500
William Carter Co. (The)(a)
332,000	5.625		03/15/27	351,090
Wyndham Hotels & Resorts, Inc.(a)
200,000	4.375		08/15/28	204,750
Yum! Brands, Inc.
375,000	4.750	(a)	01/15/30	394,687
150,000	3.625		03/15/31	145,313

				31,400,895

Consumer Noncyclical – 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
350,000	3.500	(a)	02/15/23	361,375
131,000	5.750		03/15/25	135,257
380,000	4.625	(a)	01/15/27	397,575
678,000	4.875	(a)	02/15/30	701,730
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
740,000	6.625		07/15/26	784,400
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
463,000	5.750		03/01/25	475,154
Envision Healthcare Corp.(a)
200,000	8.750		10/15/26	143,750
Fresh Market, Inc. (The)(a)
280,000	9.750		05/01/23	291,900
Hologic, Inc.
250,000	4.625	(a)	02/01/28	265,312
450,000	3.250	(a)	02/15/29	450,000
Jaguar Holding Co. II / PPD Development LP(a)
312,000	5.000		06/15/28	332,670
MEDNAX, Inc.(a)
230,000	6.250		01/15/27	243,225
Molina Healthcare, Inc.
250,000	5.375		11/15/22	265,000
250,000	4.375	(a)	06/15/28	261,875
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
170,000	9.750		12/01/26	184,025
Rite Aid Corp.(a)
262,000	7.500		07/01/25	276,410
268,000	8.000		11/15/26	282,740
Teleflex, Inc.
616,000	4.625		11/15/27	649,110
Vector Group Ltd.(a)
550,000	5.750		02/01/29	572,688

				7,074,196

Consumer Products – 1.3%
Edgewell Personal Care Co.(a)
450,000	5.500		06/01/28	476,437
Energizer Holdings, Inc.(a)
300,000	4.375		03/31/29	300,314

Corporate Obligations – (continued)
Consumer Products – (continued)
Mattel, Inc.(a)
494,000	6.750		12/31/25	516,848
368,000	5.875		12/15/27	402,500
Newell Brands, Inc.
107,000	4.350		04/01/23	112,381
471,000	4.700		04/01/26	520,795
Spectrum Brands, Inc.
222,000	5.750		07/15/25	229,770

				2,559,045

Distribution & Logistics – 0.2%
IAA, Inc.(a)
345,000	5.500		06/15/27	362,250

Distributors – 0.1%
KAR Auction Services, Inc.(a)
295,000	5.125		06/01/25	301,269

Electric – 3.6%
Calpine Corp.(a)
500,000	4.625		02/01/29	501,115
200,000	5.000		02/01/31	199,360
450,000	3.750		03/01/31	437,625
Clearway Energy Operating LLC
130,000	5.750		10/15/25	136,500
FirstEnergy Corp.
500,000	2.650		03/01/30	496,783
FirstEnergy Corp., Series B
500,000	2.250		09/01/30	470,354
FirstEnergy Corp., Series C
250,000	7.375		11/15/31	348,140
NextEra Energy Operating Partners LP(a)
28,000	4.250		09/15/24	29,820
349,000	4.500		09/15/27	390,008
NRG Energy, Inc.
170,000	7.250		05/15/26	176,800
271,000	6.625		01/15/27	281,840
521,000	5.250	(a)	06/15/29	553,562
PG&E Corp.
500,000	5.000		07/01/28	526,493
350,000	5.250		07/01/30	376,909
Talen Energy Supply LLC(a)
368,000	10.500		01/15/26	353,280
330,000	7.250		05/15/27	349,800
TerraForm Power Operating LLC(a)
8,000	4.250		01/31/23	8,240
330,000	4.750		01/15/30	351,450
Vistra Operations Co. LLC(a)
250,000	5.500		09/01/26	260,000
250,000	5.625		02/15/27	261,875
350,000	5.000		07/31/27	367,500

				6,877,454

Energy – 9.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.(a)
325,000	5.750		03/01/27	326,625
227,000	5.750		01/15/28	229,837

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Antero Resources Corp.
$280,000	5.625%		06/01/23	$282,450
168,000	5.000		03/01/25	168,000
300,000	7.625	(a)	02/01/29	321,000
Apache Corp.
350,000	4.875		11/15/27	369,250
375,000	4.375		10/15/28	382,894
Archrock Partners LP / Archrock Partners Finance Corp.(a)
650,000	6.875		04/01/27	689,000
Buckeye Partners LP
320,000	3.950		12/01/26	318,417
140,000	4.125		12/01/27	141,847
180,000	4.500	(a)	03/01/28	184,500
Cheniere Energy Partners LP
250,000	5.250		10/01/25	257,031
590,000	5.625		10/01/26	616,550
500,000	4.500		10/01/29	526,250
Cheniere Energy, Inc.(a)
350,000	4.625		10/15/28	365,750
CNX Resources Corp.(a)
180,000	6.000		01/15/29	189,450
Continental Resources, Inc.
71,000	4.500		04/15/23	73,219
400,000	3.800		06/01/24	412,000
550,000	4.375		01/15/28	580,250
CrownRock LP / CrownRock Finance, Inc.(a)
423,000	5.625		10/15/25	429,345
DCP Midstream Operating LP
250,000	5.375		07/15/25	266,250
450,000	5.625		07/15/27	487,125
Endeavor Energy Resources LP / EER Finance, Inc.(a)
529,000	5.500		01/30/26	540,241
350,000	5.750		01/30/28	371,000
EnLink Midstream LLC
225,000	5.375		06/01/29	223,290
EnLink Midstream Partners LP
570,000	4.850		07/15/26	573,356
EQM Midstream Partners LP
78,000	4.750		07/15/23	80,535
320,000	4.000		08/01/24	323,200
487,000	5.500		07/15/28	504,045
340,000	4.750	(a)	01/15/31	328,100
EQT Corp.
180,000	7.625		02/01/25	210,150
500,000	3.900		10/01/27	517,500
Hilcorp Energy I LP / Hilcorp Finance Co.(a)
540,000	6.250		11/01/28	565,650
Laredo Petroleum, Inc.
200,000	10.125		01/15/28	191,000
Moss Creek Resources Holdings, Inc.(a)
59,000	7.500		01/15/26	49,265
275,000	10.500		05/15/27	243,375
Nabors Industries Ltd.(a)
100,000	7.500		01/15/28	87,000
Parsley Energy LLC / Parsley Finance Corp.(a)
200,000	5.625		10/15/27	217,500

Corporate Obligations – (continued)
Energy – (continued)
Range Resources Corp.
113,000	5.000		03/15/23	113,847
280,000	4.875		05/15/25	278,600
170,000	9.250		02/01/26	185,300
430,000	8.250	(a)	01/15/29	462,250
Southwestern Energy Co.
200,000	7.500		04/01/26	211,500
150,000	7.750		10/01/27	160,875
Sunoco LP / Sunoco Finance Corp.
320,000	5.500		02/15/26	329,600
490,000	6.000		04/15/27	512,663
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
300,000	5.875		04/15/26	312,750
250,000	5.375		02/01/27	260,000
250,000	5.500		03/01/30	267,500
750,000	4.875	(a)	02/01/31	767,813
Transocean, Inc.(a)
563,000	11.500		01/30/27	467,290
USA Compression Partners LP / USA Compression Finance Corp.
250,000	6.875		04/01/26	259,375
Weatherford International Ltd.(a)
605,000	11.000		12/01/24	595,925
Western Midstream Operating LP
630,000	4.650		07/01/26	655,200
300,000	5.300		02/01/30	325,500

				18,808,235

Financial Company – 4.5%
Ally Financial, Inc.
290,000	5.750		11/20/25	331,262
BCD Acquisition, Inc.(a)
270,000	9.625		09/15/23	278,100
HUB International Ltd.(a)
481,000	7.000		05/01/26	503,246
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
700,000	6.750		02/01/24	718,375
386,000	6.375		12/15/25	402,887
580,000	5.250		05/15/27	613,350
LPL Holdings, Inc.(a)
300,000	5.750		09/15/25	309,000
Nationstar Mortgage Holdings, Inc.(a)
200,000	6.000		01/15/27	210,750
300,000	5.500		08/15/28	311,250
Navient Corp.
132,000	7.250		09/25/23	143,473
106,000	5.875		10/25/24	111,574
159,000	6.750		06/25/25	171,008
374,000	6.750		06/15/26	400,582
Navient Corp., MTN
160,000	6.125		03/25/24	169,355
250,000	5.625		08/01/33	230,244
NFP Corp.(a)
550,000	6.875		08/15/28	570,625

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
OneMain Finance Corp.
$240,000	6.125%		05/15/22	$251,700
292,000	5.625		03/15/23	310,980
310,000	6.125		03/15/24	334,025
164,000	6.875		03/15/25	185,320
422,000	7.125		03/15/26	489,520
240,000	6.625		01/15/28	273,600
410,000	5.375		11/15/29	434,600
Quicken Loans LLC(a)
392,000	5.250		01/15/28	415,480
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.(a)
550,000	3.875		03/01/31	550,985

				8,721,291

Food and Beverage – 1.5%
B&G Foods, Inc.
225,000	5.250		09/15/27	237,657
Herbalife Nutrition Ltd / HLF Financing, Inc.(a)
10,000	7.875		09/01/25	10,925
HLF Financing Sarl LLC / Herbalife International, Inc.(a)
115,000	7.250		08/15/26	120,031
Lamb Weston Holdings, Inc.
300,000	4.625	(a)	11/01/24	312,375
383,000	4.875	(a)	11/01/26	398,320
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	223,600
Post Holdings, Inc.
538,000	5.000	(a)	08/15/26	564,227
537,000	5.750	(a)	03/01/27	565,864
489,000	5.500	(a)	12/15/29	525,675

				2,958,674

Hardware – 2.0%
Avaya, Inc.(a)
250,000	6.125		09/15/28	270,625
CDW LLC / CDW Finance Corp.
413,000	5.500		12/01/24	456,365
CommScope Technologies LLC(a)
478,000	6.000		06/15/25	488,755
CommScope, Inc.(a)
250,000	5.500		03/01/24	258,125
400,000	6.000		03/01/26	422,000
420,000	8.250		03/01/27	444,150
NCR Corp.(a)
329,000	6.125		09/01/29	352,852
450,000	5.250		10/01/30	476,438
Qorvo, Inc.(a)
600,000	3.375		04/01/31	603,000

				3,772,310

Healthcare – 7.1%
Acadia Healthcare Co., Inc.
150,000	5.625		02/15/23	149,625
Charles River Laboratories International, Inc.(a)
200,000	4.250		05/01/28	209,500
CHS/Community Health Systems, Inc.(a)
600,000	8.125		06/30/24	630,750

Corporate Obligations – (continued)
Healthcare – (continued)
CHS/Community Health Systems, Inc. – (continued)
567,000	8.000		03/15/26	609,525
300,000	5.625		03/15/27	316,500
90,000	8.000		12/15/27	98,775
600,000	6.875		04/01/28	543,750
200,000	6.875		04/15/29	206,000
200,000	4.750		02/15/31	197,000
DaVita, Inc.(a)
890,000	4.625		06/01/30	907,800
450,000	3.750		02/15/31	433,125
Encompass Health Corp.
400,000	4.750		02/01/30	426,000
HCA, Inc.
409,000	5.375		02/01/25	459,102
320,000	5.875		02/15/26	370,000
335,000	5.375		09/01/26	383,575

460,000	5.625		09/01/28	535,900
420,000	5.875		02/01/29	498,750
710,000	3.500		09/01/30	734,850
IQVIA, Inc.(a)
400,000	5.000		05/15/27	420,000
Legacy LifePoint Health LLC(a)
371,000	4.375		02/15/27	371,000
MPH Acquisition Holdings LLC(a)
400,000	5.750		11/01/28	400,000
Select Medical Corp.(a)
340,000	6.250		08/15/26	363,800
Service Corp. International
125,000	4.625		12/15/27	131,875
500,000	3.375		08/15/30	494,375
Tenet Healthcare Corp.
424,000	6.750		06/15/23	458,980
425,000	4.625		07/15/24	434,562
400,000	4.625	(a)	09/01/24	414,000
110,000	5.125		05/01/25	111,650
122,000	7.000		08/01/25	126,270
637,000	4.875	(a)	01/01/26	662,480
300,000	6.250	(a)	02/01/27	317,625
663,000	5.125	(a)	11/01/27	704,437
250,000	4.625	(a)	06/15/28	264,063
250,000	6.125	(a)	10/01/28	264,063

				13,649,707

Household & Leisure – 0.0%
Prestige Brands, Inc.(a)
50,000	6.375		03/01/24	50,748

Insurance – 0.6%
Acrisure LLC / Acrisure Finance, Inc.(a)
435,000	7.000		11/15/25	447,399
Alliant Holdings Intermediate LLC / Alliant Holdings Co.- Issuer(a)
600,000	4.250		10/15/27	601,500
Radian Group, Inc.
200,000	4.875		03/15/27	214,000

				1,262,899

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Metals – 0.8%
Arconic Corp.(a)
$300,000	6.125%		02/15/28	$320,625
Novelis Corp.(a)
580,000	5.875		09/30/26	606,825
546,000	4.750		01/30/30	571,935

				1,499,385

Metals and Mining – 0.3%
Cleveland-Cliffs, Inc.
300,000	6.750	(a)	03/15/26	324,750
310,000	5.875		06/01/27	320,463

				645,213

Mining – 1.0%
Freeport-McMoRan, Inc.
150,000	3.875		03/15/23	157,125
452,000	4.550		11/14/24	499,460
300,000	4.375		08/01/28	320,250
500,000	4.625		08/01/30	556,250
320,000	5.400		11/14/34	396,800

				1,929,885

Natural Gas – 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
502,000	5.500		05/20/25	552,200
145,000	5.750		05/20/27	163,850
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(a)
500,000	5.625		05/01/27	495,625
300,000	6.000		02/01/29	297,000
Ferrellgas LP / Ferrellgas Finance Corp.
323,000	6.750		06/15/23	321,385
Hess Midstream Operations LP(a)
250,000	5.625		02/15/26	259,375
NGL Energy Partners LP / NGL Energy Finance Corp.
380,000	7.500		11/01/23	365,750
PBF Logistics LP / PBF Logistics Finance Corp.
71,000	6.875		05/15/23	69,314
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(a)
46,000	5.500		09/15/24	46,345
720,000	5.500		01/15/28	718,200

				3,289,044

Pharmaceuticals – 3.2%
Bausch Health Americas, Inc.(a)
252,000	9.250		04/01/26	280,264
677,000	8.500		01/31/27	751,576
Bausch Health Cos., Inc.(a)
459,000	7.000		03/15/24	469,708
379,000	6.125		04/15/25	388,105
272,000	5.500		11/01/25	280,681
500,000	9.000		12/15/25	545,974
336,000	5.750		08/15/27	363,515
542,000	7.000		01/15/28	589,138
747,000	6.250		02/15/29	799,703
173,000	7.250		05/30/29	192,723
300,000	5.250		01/30/30	305,250

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc.(a)
300,000	9.500		07/31/27	339,000
346,000	6.000		06/30/28	305,345
Par Pharmaceutical, Inc.(a)
436,000	7.500		04/01/27	470,880

				6,081,862

REITs and Real Estate – 1.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL(a)
250,000	5.750		05/15/26	257,328
Diversified Healthcare Trust
358,000	9.750		06/15/25	403,767
iStar, Inc.
320,000	4.750		10/01/24	328,354
Kennedy-Wilson, Inc.
363,000	5.875		04/01/24	367,311
Realogy Group LLC / Realogy Co.-Issuer Corp.(a)
340,000	4.875		06/01/23	354,450
150,000	9.375		04/01/27	165,000

				1,876,210

Rental Equipment – 1.3%
H&E Equipment Services, Inc.(a)
250,000	3.875		12/15/28	240,625
United Rentals North America, Inc.
250,000	5.875		09/15/26	263,750
260,000	5.500		05/15/27	275,191
750,000	4.875		01/15/28	797,812
320,000	5.250		01/15/30	352,800
480,000	3.875		02/15/31	493,185

				2,423,363

Software – 1.8%
Banff Merger Sub, Inc.(a)
515,000	9.750		09/01/26	551,694
Black Knight InfoServ LLC(a)
250,000	3.625		09/01/28	248,125
Gartner, Inc.(a)
373,000	4.500		07/01/28	393,515
MSCI, Inc.(a)
445,000	4.750		08/01/26	458,491
530,000	4.000		11/15/29	564,450
NortonLifeLock, Inc.
250,000	3.950		06/15/22	256,250
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	228,800
SS&C Technologies, Inc.(a)
650,000	5.500		09/30/27	690,625

				3,391,950

Technology – 2.9%
Arches Buyer, Inc.(a)
100,000	4.250		06/01/28	101,375
200,000	6.125		12/01/28	206,500
CDK Global, Inc.
84,000	4.875		06/01/27	88,200

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
CDK Global, Inc. – (continued)
$230,000	5.250	(a) %	05/15/29	$248,400
Dell International LLC / EMC Corp.(a)
366,000	7.125		06/15/24	379,725
Diebold Nixdorf, Inc.(a)
150,000	9.375		07/15/25	165,750
Exela Intermediate LLC / Exela Finance, Inc.(a)
200,000	10.000		07/15/23	65,500
Match Group Holdings II LLC(a)
214,000	4.625		06/01/28	223,362
350,000	4.125		08/01/30	364,000
Microchip Technology, Inc.(a)
529,000	4.250		09/01/25	551,149
Seagate HDD Cayman
450,000	4.750		06/01/23	483,187
300,000	3.375	(a)	07/15/31	292,500
250,000	5.750		12/01/34	293,750
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(a)
230,000	6.750		06/01/25	236,325
Uber Technologies, Inc.(a)
350,000	7.500		05/15/25	377,563
330,000	8.000		11/01/26	357,225
276,000	7.500		09/15/27	301,875
Verscend Escrow Corp.(a)
303,000	9.750		08/15/26	326,483
Xerox Corp.
180,000	4.375		03/15/23	188,155
Xerox Holdings Corp.(a)
400,000	5.500		08/15/28	428,500

				5,679,524

Transportation – 0.5%
XPO Logistics, Inc.(a)
170,000	6.750		08/15/24	179,987
749,000	6.250		05/01/25	807,048

				987,035

Wireless – 4.0%
Ligado Networks LLC(a)(b) (PIK)
500,000	15.500		11/01/23	506,250
SBA Communications Corp.
200,000	4.875		09/01/24	204,750
496,000	3.875		02/15/27	514,346
Sprint Capital Corp.
595,000	6.875		11/15/28	756,394
520,000	8.750		03/15/32	775,450
Sprint Communications, Inc.
260,000	6.000		11/15/22	278,525
Sprint Corp.
687,000	7.875		09/15/23	786,615
345,000	7.125		06/15/24	398,475
388,000	7.625		02/15/25	462,690
412,000	7.625		03/01/26	507,358
T-Mobile USA, Inc.
290,000	4.000		04/15/22	298,700
123,000	6.000		03/01/23	123,922

Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
80,000	6.000		04/15/24	80,700
545,000	5.125		04/15/25	555,559
15,000	6.500		01/15/26	15,441
115,000	5.375		04/15/27	121,613
740,000	4.750		02/01/28	784,400
Viasat, Inc.
225,000	5.625	(a)	04/15/27	236,250
220,000	6.500	(a)	07/15/28	235,400

				7,642,838

Wirelines – 1.5%
Frontier Communications Corp.(a)
300,000	5.875		10/15/27	321,375
400,000	5.000		05/01/28	414,000
300,000	6.750		05/01/29	313,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(a)
460,000	7.125		12/15/24	474,375
350,000	7.875		02/15/25	378,000
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a)
250,000	7.750		08/15/28	256,875
Zayo Group Holdings, Inc.(a)
496,000	4.000		03/01/27	496,000
293,000	6.125		03/01/28	303,988

				2,958,113

TOTAL CORPORATE OBLIGATIONS
(Cost $173,938,605)				$179,342,295

Foreign Corporate Debt - 4.4%
Aerospace & Defense – 0.1%
Bombardier, Inc.(a) (Canada)
$200,000	7.500%		03/15/25	$184,000

Basic Industry – 0.7%
Methanex Corp. (Canada)
350,000	5.250		12/15/29	359,995
NOVA Chemicals Corp. (Canada)(a)
210,000	5.250		08/01/23	209,828
217,000	5.000		05/01/25	225,227
500,000	5.250		06/01/27	528,125

				1,323,175

Capital Goods – 0.2%
GFL Environmental, Inc. (Canada)(a)
250,000	3.750		08/01/25	255,938
200,000	3.500		09/01/28	198,250

				454,188

Communications – 0.3%
Videotron Ltd.(a) (Canada)
550,000	5.125		04/15/27	577,500

Consumer Cyclical – 1.5%
1011778 BC ULC / New Red Finance, Inc. (Canada)(a)
144,000	4.250		05/15/24	146,520
349,000	3.875		01/15/28	355,980

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
1011778 BC ULC / New Red Finance, Inc. (Canada)(a)
$510,000	4.375%	01/15/28	$520,200
250,000	3.500	02/15/29	248,125
450,000	4.000	10/15/30	439,875
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.(a) (Canada)
300,000	6.250	09/15/27	317,024
Garda World Security Corp. (Canada)(a)
150,000	4.625	02/15/27	151,125
155,000	9.500	11/01/27	169,778
Mattamy Group Corp. (Canada)(a)
190,000	5.250	12/15/27	200,231
260,000	4.625	03/01/30	273,325

			2,822,183

Energy – 0.3%
MEG Energy Corp. (Canada)(a)
297,000	6.500	01/15/25	307,024
250,000	7.125	02/01/27	264,375

			571,399

Food – 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000	05/14/26	216,000

Mining – 0.7%
First Quantum Minerals Ltd. (Zambia)(a)
200,000	7.250	04/01/23	205,000
361,000	6.500	03/01/24	370,476
450,000	7.500	04/01/25	468,000
250,000	6.875	03/01/26	262,500

			1,305,976

Natural Gas – 0.1%
Parkland Corp.(a) (Canada)
100,000	5.875	07/15/27	106,801

Software – 0.4%
Open Text Corp.(a) (Canada)
420,000	5.875	06/01/26	436,275
Open Text Holdings, Inc.(a) (Canada)
400,000	4.125	02/15/30	417,500

			853,775

TOTAL FOREIGN CORPORATE DEBT
(Cost $8,148,461)			$8,414,997

Shares	Dividend Rate	Value

Investment Company – 1.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,901,527	0.036%	$1,901,527
(Cost $1,901,527)

TOTAL INVESTMENTS – 98.5%
(Cost $183,988,593)		$189,658,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		2,853,771

NET ASSETS – 100.0%		$192,512,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind Securities.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.8%
U.S. Treasury Inflation Indexed Bonds
$3,313,829	0.125%	04/15/22	$3,405,734
1,081,709	0.125	07/15/22	1,124,374
943,776	0.625	04/15/23	1,001,723
5,445,249	0.375	07/15/23	5,815,579
2,982,834	0.625	01/15/24	3,222,798
432,731	0.500	04/15/24	467,352
3,151,305	0.125	10/15/24	3,398,250
6,828,161	0.250	01/15/25	7,398,768
5,173,370	0.375	07/15/25	5,689,059
1,806,571	0.625	01/15/26	2,009,621
3,173,164	0.375	07/15/27	3,529,102
5,003,233	0.500	01/15/28	5,594,045
2,801,736	0.750	07/15/28	3,203,687
335,906	3.875	04/15/29	473,617
1,286,113	0.250	07/15/29	1,418,670
4,123,505	0.125	01/15/30	4,481,843
98,820	2.125	02/15/40	142,636
5,025,946	0.750	02/15/42	5,892,588
2,221,764	0.875	02/15/47	2,706,566
1,542,169	1.000	02/15/48	1,942,067
291,904	1.000	02/15/49	369,787

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $62,761,271)			$63,287,866

Shares	Dividend Rate		Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
221,575	0.036%		$221,575
(Cost $221,575)

TOTAL INVESTMENTS – 100.1%
(Cost $62,982,846)			$63,509,441

LIABILITIES IN EXCESS OF ASSETS – (0.1)%			(91,483)

NET ASSETS – 100.0%			$63,417,958

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 77.7%
Aerospace & Defense – 1.4%
L3Harris Technologies, Inc.
$55,000	3.850%		06/15/23	$59,149
Northrop Grumman Corp.
65,000	2.930		01/15/25	69,361
Precision Castparts Corp.
55,000	3.250		06/15/25	59,880
Raytheon Technologies Corp.
205,000	2.800		03/15/22	209,928

				398,318

Banks – 19.9%
American Express Co.
200,000	3.400		02/27/23	211,355
55,000	3.700		08/03/23	59,224
Bank of America Corp. (a)
(3M USD LIBOR + 0.780%)
210,000	3.550		03/05/24	222,917
Bank of America Corp., Series L
42,000	3.950		04/21/25	46,235
Bank of America Corp., MTN
75,000	4.000		01/22/25	83,005
(SOFR + 1.150%)
170,000	1.319	(a)	06/19/26	170,045
(SOFR + 1.010%)
300,000	1.197	(a)	10/24/26	297,902
Bank of New York Mellon Corp. (The), MTN
(3M USD LIBOR + 0.634%)
260,000	2.661	(a)	05/16/23	267,359
120,000	1.600		04/24/25	122,953
Capital One Financial Corp.
50,000	3.300		10/30/24	54,255
100,000	3.200		02/05/25	107,637
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	55,720
Citigroup, Inc.(a)
(SOFR + 1.667%)
300,000	1.678		05/15/24	307,358
(SOFR + 2.842%)
150,000	3.106		04/08/26	161,085
(SOFR + 0.765%)
60,000	1.122		01/28/27	59,010
Fifth Third Bancorp
50,000	3.650		01/25/24	54,261
Huntington Bancshares, Inc.
170,000	4.000		05/15/25	190,409
JPMorgan Chase & Co.(a)
(SOFR + 1.455%)
550,000	1.514		06/01/24	563,730
(SOFR + 1.585%)
150,000	2.005		03/13/26	155,125
(SOFR + 1.850%)
100,000	2.083		04/22/26	103,493
(SOFR + 0.800%)
50,000	1.045		11/19/26	49,294
Morgan Stanley
70,000	2.750		05/19/22	72,118
(3M USD LIBOR + 0.847%)
340,000	3.737	(a)	04/24/24	363,117

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley – (continued)
(SOFR + 1.990%)
150,000	2.188	(a)	04/28/26	155,476
Morgan Stanley, GMTN
70,000	3.125		01/23/23	73,528
Morgan Stanley(a), MTN
(SOFR + 1.152%)
250,000	2.720		07/22/25	265,320
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	82,499
70,000	2.200		11/01/24	74,048
Regions Financial Corp.
90,000	2.250		05/18/25	94,216
Santander Holdings USA, Inc.
210,000	3.400		01/18/23	219,927
State Street Corp.(a)
(SOFR + 2.690%)
80,000	2.825		03/30/23	82,223
(SOFR + 2.600%)
80,000	2.901		03/30/26	86,152
Synchrony Financial
25,000	4.250		08/15/24	27,386
Truist Bank(a)
(3M USD LIBOR + 0.735%)
120,000	3.689		08/02/24	129,231
Truist Financial Corp., MTN
150,000	2.850		10/26/24	161,095
US Bank NA
250,000	1.950		01/09/23	257,503

				5,486,211

Basic Industry – 2.0%
Celanese US Holdings LLC
45,000	4.625		11/15/22	48,020
DuPont de Nemours, Inc.
75,000	2.169		05/01/23	75,356
LYB International Finance BV
200,000	4.000		07/15/23	216,277
Packaging Corp. of America
80,000	4.500		11/01/23	87,645
Sherwin-Williams Co. (The)
130,000	2.750		06/01/22	133,336

				560,634

Broadcasting – 0.8%
Fox Corp.
195,000	4.030		01/25/24	213,096

Brokerage – 0.9%
Ameriprise Financial, Inc.
50,000	3.000		03/22/22	51,389
BlackRock, Inc.
50,000	3.500		03/18/24	54,480
Jefferies Financial Group, Inc.
30,000	5.500		10/18/23	32,738
TD Ameritrade Holding Corp.
100,000	2.950		04/01/22	102,430

				241,037

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – 0.6%
Fortune Brands Home & Security, Inc.
$80,000	4.000%	09/21/23	$86,810
Masco Corp.
75,000	4.450	04/01/25	84,824

			171,634

Capital Goods – 2.2%
Carrier Global Corp.
35,000	2.242	02/15/25	36,551
Caterpillar Financial Services Corp., MTN
120,000	2.150	11/08/24	126,422
Caterpillar, Inc.
50,000	2.600	06/26/22	51,242
Deere & Co.
50,000	2.750	04/15/25	53,656
John Deere Capital Corp., MTN
110,000	2.800	03/06/23	115,542
Parker-Hannifin Corp.
180,000	2.700	06/14/24	191,680
Republic Services, Inc.
40,000	2.500	08/15/24	42,450

			617,543

Communications – 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
95,000	4.464	07/23/22	99,521
75,000	4.500	02/01/24	82,525
Comcast Corp.
130,000	3.700	04/15/24	142,488
TWDC Enterprises 18 Corp., GMTN
20,000	3.150	09/17/25	21,800
ViacomCBS, Inc.
75,000	4.750	05/15/25	85,427
Walt Disney Co. (The)
110,000	1.750	08/30/24	114,074
75,000	3.350	03/24/25	81,761

			627,596

Consumer Cyclical – 8.8%
American Honda Finance Corp., MTN
50,000	1.200	07/08/25	50,383
AutoNation, Inc.
75,000	3.500	11/15/24	81,076
Booking Holdings, Inc.
50,000	4.100	04/13/25	55,675
Dollar Tree, Inc.
195,000	3.700	05/15/23	207,875
DR Horton, Inc.
55,000	4.750	02/15/23	58,887
eBay, Inc.
40,000	3.450	08/01/24	43,245
General Motors Co.
50,000	6.125	10/01/25	59,436
General Motors Financial Co., Inc.
250,000	5.200	03/20/23	272,819
50,000	5.100	01/17/24	55,688

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Global Payments, Inc.
50,000	4.000	06/01/23	53,743
Kohl’s Corp.
75,000	9.500	05/15/25	96,495
Lennar Corp.
75,000	4.750	05/30/25	84,441
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	28,818
NIKE, Inc.
110,000	2.400	03/27/25	116,374
PACCAR Financial Corp., MTN
70,000	1.900	02/07/23	72,128
Ross Stores, Inc.
40,000	4.600	04/15/25	45,375
Target Corp.
110,000	3.500	07/01/24	120,666
TJX Cos., Inc. (The)
140,000	3.500	04/15/25	153,302
Toyota Motor Credit Corp., MTN
150,000	1.800	02/13/25	154,415
VF Corp.
190,000	2.400	04/23/25	199,486
Visa, Inc.
100,000	3.150	12/14/25	109,624
Walmart, Inc.
105,000	2.850	07/08/24	112,995
Western Union Co. (The)
180,000	3.600	03/15/22	185,410

			2,418,356

Consumer Noncyclical – 7.2%
AbbVie, Inc.
170,000	2.300	11/21/22	175,533
100,000	2.600	11/21/24	104,150
125,000	3.600	05/14/25	136,770
Agilent Technologies, Inc.
30,000	3.200	10/01/22	31,111
Altria Group, Inc.
70,000	4.000	01/31/24	76,504
75,000	3.800	02/14/24	81,401
Amgen, Inc.
190,000	1.900	02/21/25	196,097
Becton Dickinson and Co.
100,000	3.363	06/06/24	107,782
75,000	3.734	12/15/24	82,436
Boston Scientific Corp.
30,000	3.375	05/15/22	31,020
Bristol-Myers Squibb Co.
75,000	3.875	08/15/25	83,854
50,000	0.750	11/13/25	49,483
Equifax, Inc.
60,000	2.600	12/01/24	63,609
Gilead Sciences, Inc.
80,000	3.700	04/01/24	86,630
Kroger Co. (The)
40,000	3.400	04/15/22	41,079
Laboratory Corp of America Holdings
100,000	3.600	02/01/25	108,926

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc.
$90,000	2.875%	05/01/24	$96,012
Thermo Fisher Scientific, Inc.
60,000	4.133	03/25/25	67,005
Walgreens Boots Alliance, Inc.
210,000	3.800	11/18/24	231,054
Zimmer Biomet Holdings, Inc.
75,000	3.150	04/01/22	76,796
50,000	3.550	04/01/25	54,326

			1,981,578

Electric – 4.4%
Berkshire Hathaway Energy Co.(b)
230,000	4.050	04/15/25	255,780
Dominion Energy, Inc.
40,000	3.071	08/15/24	42,962
DTE Energy Co., Series D
70,000	3.700	08/01/23	75,076
Duke Energy Carolinas LLC
110,000	2.500	03/15/23	114,474
Georgia Power Co., Series A
40,000	2.100	07/30/23	41,423
ITC Holdings Corp.
60,000	2.700	11/15/22	62,258
National Rural Utilities Cooperative Finance Corp.
65,000	2.700	02/15/23	67,632
NextEra Energy Capital Holdings, Inc.
75,000	2.750	05/01/25	79,677
Progress Energy, Inc.
75,000	3.150	04/01/22	76,727
Public Service Co. of Colorado
65,000	2.250	09/15/22	66,308
Puget Energy, Inc.
60,000	3.650	05/15/25	65,161
Sempra Energy
80,000	2.900	02/01/23	83,570
Southern Co. (The)
165,000	2.950	07/01/23	173,867

			1,204,915

Energy – 3.8%
BP Capital Markets America, Inc.
60,000	2.520	09/19/22	61,900
120,000	2.750	05/10/23	125,911
75,000	3.790	02/06/24	81,534
Chevron Corp.
100,000	1.554	05/11/25	101,938
Enterprise Products Operating LLC
50,000	3.750	02/15/25	54,897
Kinder Morgan Energy Partners LP
75,000	4.150	02/01/24	81,479
Kinder Morgan, Inc.
50,000	4.300	06/01/25	55,980
MPLX LP
75,000	4.875	12/01/24	84,513
Sabine Pass Liquefaction LLC
140,000	5.625	04/15/23	152,698

Corporate Obligations – (continued)
Energy – (continued)
Spectra Energy Partners LP
180,000	4.750	03/15/24	199,379
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	55,327

			1,055,556

Financial Company – 3.1%
Air Lease Corp.
285,000	3.500	01/15/22	292,462
Ally Financial, Inc.
230,000	3.050	06/05/23	242,045
Ares Capital Corp.
75,000	4.200	06/10/24	81,497
60,000	3.250	07/15/25	62,638
BGC Partners, Inc.
65,000	5.375	07/24/23	71,015
60,000	3.750	10/01/24	62,877
Franklin Resources, Inc.
45,000	2.800	09/15/22	46,643

			859,177

Food and Beverage – 2.2%
Campbell Soup Co.
55,000	2.500	08/02/22	56,584
Coca-Cola Co. (The)
75,000	2.875	10/27/25	81,669
Constellation Brands, Inc.
55,000	4.250	05/01/23	59,271
General Mills, Inc.
100,000	4.000	04/17/25	111,342
Kraft Heinz Foods Co.
40,000	4.000	06/15/23	42,829
PepsiCo, Inc.
100,000	2.250	05/02/22	102,171
Sysco Corp.
75,000	5.650	04/01/25	87,991
Tyson Foods, Inc.
50,000	3.950	08/15/24	55,077

			596,934

Hardware – 0.7%
Micron Technology, Inc.
195,000	2.497	04/24/23	203,046

Healthcare – 2.3%
Anthem, Inc.
100,000	2.950	12/01/22	104,155

Cigna Corp.
75,000	4.125	11/15/25	84,554
CVS Health Corp.
16,000	3.700	03/09/23	17,017
100,000	2.625	08/15/24	106,279
50,000	3.875	07/20/25	55,360
HCA, Inc.
100,000	5.000	03/15/24	112,125
UnitedHealth Group, Inc.
140,000	2.875	03/15/22	142,831

			622,321

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 2.0%
CNA Financial Corp.
$40,000	3.950%	05/15/24	$43,888
Equitable Holdings, Inc.
26,000	3.900	04/20/23	27,804
Markel Corp.
75,000	4.900	07/01/22	79,459
Marsh & McLennan Cos., Inc.
190,000	4.050	10/15/23	205,792
MetLife, Inc., Series D
120,000	4.368	09/15/23	132,069
Prudential Financial, Inc.(a)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	32,064
Voya Financial, Inc.
40,000	3.125	07/15/24	43,017

			564,093

Metals – 0.1%
Nucor Corp.
20,000	4.000	08/01/23	21,519

REITs and Real Estate – 1.2%
Boston Properties LP
190,000	3.125	09/01/23	201,290
GLP Capital LP / GLP Financing II, Inc.
20,000	5.250	06/01/25	22,601
Healthpeak Properties, Inc.
60,000	4.000	06/01/25	66,839
Realty Income Corp.
50,000	4.650	08/01/23	54,570

			345,300

Software – 0.9%
Oracle Corp.
180,000	2.500	05/15/22	184,125
50,000	2.500	04/01/25	52,827

			236,952

Technology – 7.0%
Analog Devices, Inc.
60,000	3.125	12/05/23	64,115
Apple, Inc.
250,000	1.125	05/11/25	252,238
Broadcom, Inc.
75,000	3.625	10/15/24	81,713
50,000	4.700	04/15/25	56,390
Dell International LLC / EMC Corp.(b)
70,000	5.450	06/15/23	76,812
75,000	4.000	07/15/24	82,072
DXC Technology Co.
190,000	4.000	04/15/23	201,843
Fiserv, Inc.
75,000	3.850	06/01/25	82,767
Hewlett Packard Enterprise Co.
75,000	4.650	10/01/24	84,410
75,000	4.900	10/15/25	86,333

Corporate Obligations – (continued)
Technology – (continued)
HP, Inc.
60,000	2.200	06/17/25	62,540
Intel Corp.
100,000	3.400	03/25/25	109,397
International Business Machines Corp.
125,000	1.875	08/01/22	127,773
120,000	3.375	08/01/23	128,786
Microsoft Corp.
120,000	2.125	11/15/22	123,840
PayPal Holdings, Inc.
90,000	2.400	10/01/24	95,260
QUALCOMM, Inc.
80,000	2.900	05/20/24	85,564
80,000	3.450	05/20/25	87,659
Verisk Analytics, Inc.
55,000	4.125	09/12/22	57,985

			1,947,497

Transportation – 1.0%
FedEx Corp.
195,000	3.800	05/15/25	215,541
Ryder System, Inc., MTN
65,000	3.400	03/01/23	68,654

			284,195

Wireless – 2.9%
American Tower Corp.
220,000	5.000	02/15/24	247,881
AT&T, Inc.
50,000	3.400	05/15/25	54,439
Crown Castle International Corp.
195,000	3.200	09/01/24	210,689
Verizon Communications, Inc.
75,000	5.150	09/15/23	83,584
200,000	0.850	11/20/25	196,679

			793,272

TOTAL CORPORATE OBLIGATIONS
(Cost $21,425,348)			$21,450,780

Foreign Corporate Debt – 21.1%
Banks – 16.1%
Banco Santander SA (Spain)
$200,000	2.746%	05/28/25	$211,891
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
35,000	4.338	10/05/28	38,106
Bank of Montreal, Series E (Canada)
60,000	3.300	02/05/24	64,646
Bank of Nova Scotia (The) (Canada)
210,000	2.000	11/15/22	216,103
Barclays PLC(a) (United Kingdom)
(3M USD LIBOR + 1.356%)
240,000	4.338	05/16/24	260,040
Canadian Imperial Bank of Commerce(a) (Canada)
(3M USD LIBOR + 0.785%)
205,000	2.606	07/22/23	211,179

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Cooperatieve Rabobank UA, MTN (Netherlands)
$250,000	3.375%	05/21/25	$275,346
Credit Suisse AG (Switzerland)
260,000	2.950	04/09/25	281,753
Deutsche Bank AG(a) (Germany)
(SOFR + 2.581%)
150,000	3.961	11/26/25	163,853
HSBC Holdings PLC(a) (United Kingdom)
(3M USD LIBOR + 1.055%)
500,000	3.262	03/13/23	514,719
Lloyds Banking Group PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.100%)
250,000	1.326	06/15/23	252,720
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801	07/18/24	266,826
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.830%)
200,000	2.226	05/25/26	206,608
Natwest Group PLC (United Kingdom)
105,000	6.125	12/15/22	114,519
280,000	6.000	12/19/23	318,497
Royal Bank of Canada, GMTN (Canada)
120,000	1.950	01/17/23	123,755
Royal Bank of Canada, MTN (Canada)
210,000	1.150	06/10/25	210,790
Santander UK Group Holdings PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.250%)
250,000	1.532	08/21/26	251,163
Sumitomo Mitsui Financial Group, Inc. (Japan)
250,000	1.474	07/08/25	253,643
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250	03/11/24	97,181
Toronto-Dominion Bank (The), MTN (Canada)
110,000	1.900	12/01/22	113,153

			4,446,491

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
25,000	4.000	04/01/24	27,271

Communications – 0.4%
WPP Finance 2010 (United Kingdom)
20,000	3.625	09/07/22	20,927
75,000	3.750	09/19/24	80,715

			101,642

Consumer Cyclical – 0.5%
Toyota Motor Corp. (Japan)
125,000	3.419	07/20/23	134,015

Consumer Noncyclical – 1.2%
BAT Capital Corp. (United Kingdom)
40,000	3.222	08/15/24	42,969
Bayer US Finance II LLC(b) (Germany)
75,000	3.375	07/15/24	80,925
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000	06/01/24	107,447

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Reynolds American, Inc. (United Kingdom)
90,000	4.450	06/12/25	100,239

			331,580

Consumer Products – 0.5%
Unilever Capital Corp. (United Kingdom)
140,000	2.200	05/05/22	143,020

Energy – 1.0%
BP Capital Markets PLC (United Kingdom)
75,000	2.750	05/10/23	78,695
75,000	3.814	02/10/24	81,810
TransCanada PipeLines Ltd. (Canada)
120,000	2.500	08/01/22	123,731

			284,236

Financial Company – 0.2%
ORIX Corp. (Japan)
50,000	2.900	07/18/22	51,659

Food and Beverage – 0.2%
Diageo Investment Corp. (United Kingdom)
60,000	8.000	09/15/22	66,956

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
25,000	3.600	07/16/24	26,750

Technology – 0.1%
NXP BV / NXP Funding LLC(b) (Netherlands)
30,000	4.875	03/01/24	33,482

Transportation – 0.4%
Canadian Pacific Railway Co. (Canada)
100,000	2.900	02/01/25	106,775

Wireless – 0.3%
Vodafone Group PLC (United Kingdom)
60,000	4.125	05/30/25	67,359

TOTAL FOREIGN CORPORATE DEBT
(Cost $5,801,339)			$5,821,236

Shares	Dividend Rate	Value

Investment Company – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
64,378	0.036%	$64,378
(Cost $64,378)

TOTAL INVESTMENTS – 99.0%
(Cost $27,291,065)		$27,336,394

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		274,113

NET ASSETS – 100.0%		$27,610,507

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 81.2%
Aerospace & Defense – 1.5%
General Dynamics Corp.
$219,000	2.250%		11/15/22	$225,263
450,000	3.375		05/15/23	479,104
300,000	3.500		04/01/27	336,069
350,000	3.750		05/15/28	395,388
90,000	4.250		04/01/50	111,136
Lockheed Martin Corp.
50,000	2.900		03/01/25	53,726
310,000	4.070		12/15/42	367,050
90,000	3.800		03/01/45	101,624
330,000	4.700		05/15/46	418,834
407,000	4.090		09/15/52	482,455
Northrop Grumman Corp.
700,000	2.930		01/15/25	746,961
290,000	3.200		02/01/27	317,555
810,000	3.250		01/15/28	877,162
900,000	4.400		05/01/30	1,057,058
440,000	4.030		10/15/47	496,937
Raytheon Technologies Corp.
1,100,000	3.950		08/16/25	1,230,695
100,000	3.125		05/04/27	109,576
300,000	4.125		11/16/28	344,378
620,000	6.125		07/15/38	861,038
173,000	4.450		11/16/38	205,390
500,000	4.500		06/01/42	607,274
100,000	4.150		05/15/45	113,856
320,000	3.750		11/01/46	345,412
330,000	4.350		04/15/47	389,604
292,000	4.625		11/16/48	357,539
100,000	3.125		07/01/50	98,829

				11,129,913

Agriculture – 0.0%
Archer-Daniels-Midland Co.
100,000	3.250		03/27/30	110,505

Banks – 18.7%
American Express Co.
50,000	2.750		05/20/22	51,386
240,000	3.400		02/22/24	258,786
1,250,000	3.000		10/30/24	1,348,019
708,000	4.200		11/06/25	804,157
400,000	3.125		05/20/26	437,918
655,000	4.050		12/03/42	763,980
American Express Credit Corp., MTN
100,000	2.700		03/03/22	102,150
910,000	3.300		05/03/27	1,008,815
Bank of America Corp.
(3M USD LIBOR + 0.790%)
902,000	3.004	(a)	12/20/23	943,767
(3M USD LIBOR + 0.780%)
493,000	3.550	(a)	03/05/24	523,325
(3M USD LIBOR + 0.810%)
754,000	3.366	(a)	01/23/26	819,525
(3M USD LIBOR + 1.512%)
604,000	3.705	(a)	04/24/28	674,686
(3M USD LIBOR + 1.040%)
1,518,000	3.419	(a)	12/20/28	1,668,762

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(SOFR + 2.150%)
1,000,000	2.592	(a)	04/29/31	1,025,762
460,000	6.110		01/29/37	632,217
(3M USD LIBOR + 1.814%)
390,000	4.244	(a)	04/24/38	458,619
370,000	7.750		05/14/38	586,666
Bank of America Corp., GMTN
1,041,000	3.300		01/11/23	1,098,744
550,000	3.500		04/19/26	610,560
(3M USD LIBOR + 1.370%)
540,000	3.593	(a)	07/21/28	601,499
Bank of America Corp., Series L
340,000	3.950		04/21/25	374,281
508,000	4.183		11/25/27	573,871
Bank of America Corp., MTN
550,000	2.503		10/21/22	557,809
640,000	4.000		04/01/24	702,033
(SOFR + 1.460%)
119,000	1.486	(a)	05/19/24	121,530
(3M USD LIBOR + 0.940%)
200,000	3.864	(a)	07/23/24	216,035
991,000	4.200		08/26/24	1,097,307
(SOFR + 0.740%)
800,000	0.810	(a)	10/24/24	806,972
600,000	4.000		01/22/25	664,036
530,000	3.875		08/01/25	590,423
(3M USD LIBOR + 1.090%)
800,000	3.093	(a)	10/01/25	863,759
(3M USD LIBOR + 0.870%)
800,000	2.456	(a)	10/22/25	846,210
200,000	4.450		03/03/26	228,337
704,000	4.250		10/22/26	806,038
(3M USD LIBOR + 1.060%)
70,000	3.559	(a)	04/23/27	76,998
780,000	3.248		10/21/27	849,999
(3M USD LIBOR + 1.575%)
482,000	3.824	(a)	01/20/28	542,475
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	169,045
(3M USD LIBOR + 1.310%)
1,030,000	4.271	(a)	07/23/29	1,191,448
(3M USD LIBOR + 1.210%)
570,000	3.974	(a)	02/07/30	647,650
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	322,626
(3M USD LIBOR + 0.990%)
425,000	2.496	(a)	02/13/31	433,593
(SOFR + 1.530%)
250,000	1.898	(a)	07/23/31	241,487
(3M USD LIBOR + 1.320%)
360,000	4.078	(a)	04/23/40	416,920
248,000	5.875		02/07/42	346,051
994,000	5.000		01/21/44	1,291,688
(3M USD LIBOR + 1.990%)
470,000	4.443	(a)	01/20/48	571,257

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.520%)
$780,000	4.330	(a) %	03/15/50	$918,336
(3M USD LIBOR + 3.150%)
990,000	4.083	(a)	03/20/51	1,141,061
Bank of New York Mellon Corp. (The), Series G
790,000	3.000		02/24/25	850,373
Bank of New York Mellon Corp. (The), MTN
(3M USD LIBOR + 0.634%)
850,000	2.661	(a)	05/16/23	874,058
120,000	3.450		08/11/23	129,232
860,000	2.200		08/16/23	897,829
380,000	2.800		05/04/26	410,328
575,000	2.450		08/17/26	610,330
790,000	3.250		05/16/27	876,019
60,000	3.300		08/23/29	65,914
Capital One Financial Corp.
159,000	3.200		01/30/23	167,190
180,000	2.600		05/11/23	188,067
940,000	3.900		01/29/24	1,023,126
339,000	3.300		10/30/24	367,849
305,000	3.200		02/05/25	328,294
550,000	3.750		07/28/26	602,910
650,000	3.750		03/09/27	728,179
100,000	3.650		05/11/27	111,733
100,000	3.800		01/31/28	111,747
Charles Schwab Corp. (The)
50,000	2.650		01/25/23	52,088
200,000	1.650		03/11/31	190,765
Citibank NA
1,180,000	3.650		01/23/24	1,282,767
Citigroup, Inc.
250,000	4.050		07/30/22	262,737
238,000	2.700		10/27/22	246,745
830,000	3.500		05/15/23	883,307
830,000	3.875		10/25/23	904,347
(3M USD LIBOR + 1.023%)
310,000	4.044	(a)	06/01/24	333,421
240,000	4.000		08/05/24	264,072
785,000	3.875		03/26/25	862,993
340,000	3.300		04/27/25	371,368
270,000	4.400		06/10/25	301,665
499,000	5.500		09/13/25	587,681
225,000	3.700		01/12/26	250,276
390,000	4.600		03/09/26	446,559
(SOFR + 2.842%)
490,000	3.106	(a)	04/08/26	526,213
800,000	3.400		05/01/26	880,187
880,000	3.200		10/21/26	956,256
286,000	4.300		11/20/26	326,967
817,000	4.450		09/29/27	937,869
240,000	4.125		07/25/28	271,254
(3M USD LIBOR + 1.338%)
575,000	3.980	(a)	03/20/30	647,747
(SOFR + 1.422%)
1,160,000	2.976	(a)	11/05/30	1,226,524

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(SOFR + 2.107%)
1,150,000	2.572	(a)	06/03/31	1,170,613
240,000	6.625		06/15/32	325,927
760,000	8.125		07/15/39	1,280,503
480,000	6.675		09/13/43	723,279
150,000	5.300		05/06/44	194,717
371,000	4.650		07/30/45	458,281
290,000	4.750		05/18/46	354,012
(3M USD LIBOR + 1.839%)
180,000	4.281	(a)	04/24/48	217,358
320,000	4.650		07/23/48	404,629
Discover Bank
815,000	3.350		02/06/23	858,474
700,000	2.450		09/12/24	738,955
Fifth Third Bancorp
700,000	3.650		01/25/24	759,648
650,000	2.550		05/05/27	692,305
190,000	8.250		03/01/38	311,677
Fifth Third Bank NA
560,000	3.850		03/15/26	624,874
Huntington Bancshares, Inc.
600,000	2.625		08/06/24	638,640
900,000	2.550		02/04/30	924,512
JPMorgan Chase & Co.
723,000	3.250		09/23/22	756,779
167,000	2.972		01/15/23	170,883
140,000	3.200		01/25/23	147,601
(3M USD LIBOR + 0.695%)
1,740,000	3.207	(a)	04/01/23	1,792,542
(3M USD LIBOR + 0.935%)
250,000	2.776	(a)	04/25/23	256,896
60,000	3.375		05/01/23	63,715
700,000	2.700		05/18/23	733,687
150,000	3.875		02/01/24	164,385
50,000	3.625		05/13/24	54,791
15,000	3.875		09/10/24	16,615
520,000	3.125		01/23/25	560,618
(3M USD LIBOR + 1.155%)
340,000	3.220	(a)	03/01/25	364,052
(SOFR + 1.585%)
100,000	2.005	(a)	03/13/26	103,417
1,100,000	3.300		04/01/26	1,205,813
(SOFR + 1.850%)
1,040,000	2.083	(a)	04/22/26	1,076,326
900,000	3.200		06/15/26	983,389
550,000	4.125		12/15/26	629,702
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	336,029
578,000	4.250		10/01/27	668,822
324,000	3.625		12/01/27	358,820
(3M USD LIBOR + 1.337%)
415,000	3.782	(a)	02/01/28	466,139
(3M USD LIBOR + 1.380%)
850,000	3.540	(a)	05/01/28	944,092
(SOFR + 1.890%)
550,000	2.182	(a)	06/01/28	566,816

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 0.945%)
$200,000	3.509	(a) %	01/23/29	$218,550
(3M USD LIBOR + 1.120%)
300,000	4.005	(a)	04/23/29	339,559
(3M USD LIBOR + 1.160%)
1,136,000	3.702	(a)	05/06/30	1,268,388
(SOFR + 1.510%)
415,000	2.739	(a)	10/15/30	435,236
(SOFR + 3.790%)
900,000	4.493	(a)	03/24/31	1,064,224
(SOFR + 2.040%)
200,000	2.522	(a)	04/22/31	204,577
650,000	6.400		05/15/38	956,239
(3M USD LIBOR + 1.360%)
1,380,000	3.882	(a)	07/24/38	1,573,961
863,000	5.500		10/15/40	1,185,138
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	257,620
826,000	5.600		07/15/41	1,156,193
450,000	5.400		01/06/42	622,076
10,000	5.625		08/16/43	14,065
250,000	4.850		02/01/44	324,615
230,000	4.950		06/01/45	301,896
(3M USD LIBOR + 1.580%)
560,000	4.260	(a)	02/22/48	676,597
(3M USD LIBOR + 1.460%)
850,000	4.032	(a)	07/24/48	986,064
(3M USD LIBOR + 1.380%)
650,000	3.964	(a)	11/15/48	750,246
(3M USD LIBOR + 1.220%)
340,000	3.897	(a)	01/23/49	390,958
(SOFR + 2.440%)
600,000	3.109	(a)	04/22/51	605,931
KeyCorp, MTN
500,000	4.100		04/30/28	574,947
1,140,000	2.550		10/01/29	1,184,687
Morgan Stanley
815,000	2.750		05/19/22	839,665
150,000	4.875		11/01/22	160,999
(3M USD LIBOR + 0.847%)
1,210,000	3.737	(a)	04/24/24	1,292,268
1,290,000	5.000		11/24/25	1,501,292
360,000	3.625		01/20/27	402,792
586,000	3.950		04/23/27	658,656
(3M USD LIBOR + 1.455%)
100,000	3.971	(a)	07/22/38	114,974
758,000	6.375		07/24/42	1,130,351
660,000	4.300		01/27/45	804,069
720,000	4.375		01/22/47	886,922
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,159,943
Morgan Stanley, GMTN
190,000	3.125		01/23/23	199,575
1,200,000	3.750		02/25/23	1,276,942
25,000	3.700		10/23/24	27,590
655,000	4.000		07/23/25	735,938
730,000	3.875		01/27/26	816,908

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
804,000	4.350		09/08/26	922,014
(SOFR + 1.143%)
1,160,000	2.699	(a)	01/22/31	1,204,028
(SOFR + 4.840%)
992,000	5.597	(a)	03/24/51	1,430,457
Morgan Stanley, MTN
1,044,000	4.100		05/22/23	1,123,447
1,015,000	3.125		07/27/26	1,105,254
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	420,029
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	476,755
PNC Bank NA
250,000	3.500		06/08/23	267,191
960,000	3.100		10/25/27	1,060,092
760,000	2.700		10/22/29	792,484
PNC Financial Services Group, Inc. (The)
705,000	3.300		03/08/22	725,626
950,000	2.600		07/23/26	1,017,817
290,000	3.150		05/19/27	319,878
100,000	3.450		04/23/29	111,578
410,000	2.550		01/22/30	429,003
Santander Holdings USA, Inc.
1,500,000	3.500		06/07/24	1,620,670
State Street Corp.
(3M USD LIBOR + 0.635%)
810,000	2.653	(a)	05/15/23	832,326
218,000	3.100		05/15/23	231,307
395,000	3.700		11/20/23	430,852
35,000	3.300		12/16/24	38,562
700,000	3.550		08/18/25	778,170
(SOFR + 0.940%)
210,000	2.354	(a)	11/01/25	222,405
410,000	2.650		05/19/26	443,371
Synchrony Financial
950,000	4.250		08/15/24	1,040,666
448,000	4.500		07/23/25	498,866
224,000	3.950		12/01/27	246,031
Truist Bank
840,000	2.800		05/17/22	864,109
764,000	3.200		04/01/24	823,862
500,000	1.500		03/10/25	510,743
300,000	2.250		03/11/30	302,163
Truist Financial Corp., MTN
340,000	2.750		04/01/22	348,597
790,000	3.050		06/20/22	816,747
840,000	3.750		12/06/23	914,744
755,000	2.850		10/26/24	810,847
US Bancorp, MTN
589,000	3.000		03/15/22	604,635
810,000	3.700		01/30/24	882,521
310,000	3.600		09/11/24	341,089
565,000	3.100		04/27/26	616,771
705,000	3.900		04/26/28	808,203
800,000	3.000		07/30/29	860,147
US Bancorp, Series V
50,000	2.375		07/22/26	52,930

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bancorp, Series X
$775,000	3.150%		04/27/27	$856,370
US Bank NA
660,000	2.650		05/23/22	678,644
Wells Fargo & Co.
(SOFR + 2.530%)
1,500,000	3.068	(a)	04/30/41	1,529,818
500,000	5.375		11/02/43	640,244
100,000	3.900		05/01/45	114,185
Wells Fargo & Co., GMTN
500,000	4.900		11/17/45	618,957
Wells Fargo & Co., MTN
(3M USD LIBOR + 0.750%)
500,000	2.164	(a)	02/11/26	518,985
(3M USD LIBOR + 1.170%)
1,600,000	2.879	(a)	10/30/30	1,688,215
(3M USD LIBOR + 3.770%)
100,000	4.478	(a)	04/04/31	117,542
1,500,000	4.400		06/14/46	1,751,663
100,000	4.750		12/07/46	122,083
(3M USD LIBOR + 4.240%)
1,600,000	5.013	(a)	04/04/51	2,125,266

				141,695,547

Basic Industry – 1.3%
Air Products and Chemicals, Inc.
567,000	2.050		05/15/30	572,729
150,000	2.800		05/15/50	145,312
Dow Chemical Co. (The)
970,000	3.500		10/01/24	1,054,839
500,000	7.375		11/01/29	693,123
200,000	4.375		11/15/42	232,403
200,000	3.600		11/15/50	204,478
DuPont de Nemours, Inc.
800,000	2.169		05/01/23	803,793
290,000	4.205		11/15/23	318,286
670,000	4.493		11/15/25	764,908
330,000	5.319		11/15/38	421,718
584,000	5.419		11/15/48	761,045
International Paper Co.
250,000	4.800		06/15/44	307,558
190,000	4.400		08/15/47	226,821
150,000	4.350		08/15/48	180,812
LYB International Finance BV
50,000	4.000		07/15/23	54,069
220,000	4.875		03/15/44	261,226
LYB International Finance III LLC
688,000	4.200		10/15/49	753,884
LyondellBasell Industries NV
200,000	5.750		04/15/24	228,007
200,000	4.625		02/26/55	228,523
Sherwin-Williams Co. (The)
500,000	3.450		06/01/27	548,817
438,000	4.500		06/01/47	525,851
Weyerhaeuser Co.
187,000	7.375		03/15/32	270,460

				9,558,662

Corporate Obligations – (continued)
Broadcasting – 0.6%
Discovery Communications LLC
158,000	2.950		03/20/23	165,676
355,000	3.950		03/20/28	395,068
320,000	4.125		05/15/29	361,187
693,000	5.200		09/20/47	846,475
365,000	4.000	(b)	09/15/55	371,241
Fox Corp.
990,000	4.030		01/25/24	1,081,873
690,000	4.709		01/25/29	804,980
280,000	5.476		01/25/39	355,135

				4,381,635

Brokerage – 0.5%
BlackRock, Inc.
250,000	3.375		06/01/22	259,743
900,000	3.500		03/18/24	980,633
1,200,000	2.400		04/30/30	1,247,592
CME Group, Inc.
450,000	3.000		03/15/25	485,909
100,000	5.300		09/15/43	139,121
Jefferies Financial Group, Inc.
709,000	5.500		10/18/23	773,704
Jefferies Group LLC
150,000	5.125		01/20/23	162,680

				4,049,382

Building Materials – 0.0%
Stanley Black & Decker, Inc.(a) (US 5 Year CMT T-Note + 2.657%)
245,000	4.000		03/15/60	264,128

Capital Goods – 2.4%
3M Co.
100,000	2.000		02/14/25	104,475
50,000	2.875		10/15/27	54,586
394,000	3.250		08/26/49	415,424
3M Co., MTN
310,000	4.000		09/14/48	363,239
Carrier Global Corp.
1,130,000	2.722		02/15/30	1,168,865
500,000	2.700		02/15/31	513,298
771,000	3.377		04/05/40	792,484
600,000	3.577		04/05/50	613,978
Caterpillar Financial Services Corp.
400,000	0.650		07/07/23	402,237
Caterpillar Financial Services Corp., MTN
270,000	1.950		11/18/22	277,530
Caterpillar, Inc.
430,000	3.400		05/15/24	465,765
80,000	5.200		05/27/41	108,327
380,000	3.803		08/15/42	440,825
400,000	3.250		09/19/49	424,120
Deere & Co.
470,000	2.600		06/08/22	481,456
320,000	3.900		06/09/42	374,302
Eaton Corp.
1,060,000	2.750		11/02/22	1,102,445
100,000	4.150		11/02/42	117,679

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
GE Capital Funding LLC(b)
$500,000	4.050%	05/15/27	$562,328
General Electric Co.
1,270,000	2.700	10/09/22	1,317,437
40,000	4.125	10/09/42	43,479
220,000	4.500	03/11/44	249,800
750,000	4.350	05/01/50	827,502
General Electric Co., GMTN
450,000	6.150	08/07/37	594,701
224,000	6.875	01/10/39	315,427
General Electric Co., MTN
800,000	6.750	03/15/32	1,077,911
354,000	5.875	01/14/38	459,945
Honeywell International, Inc.
100,000	0.483	08/19/22	100,101
705,000	2.500	11/01/26	758,662
100,000	2.700	08/15/29	106,580
Illinois Tool Works, Inc.
390,000	2.650	11/15/26	420,376
John Deere Capital Corp., MTN
190,000	2.800	03/06/23	199,573
Republic Services, Inc.
420,000	3.950	05/15/28	476,107
Waste Management, Inc.
550,000	3.150	11/15/27	606,327
250,000	4.100	03/01/45	287,123
Westinghouse Air Brake Technologies Corp.
800,000	3.450	11/15/26	862,283
870,000	4.950	09/15/28	1,014,977

			18,501,674

Communications – 5.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
850,000	4.464	07/23/22	890,456
368,000	4.500	02/01/24	404,922
1,110,000	4.908	07/23/25	1,264,692
525,000	3.750	02/15/28	574,320
990,000	4.200	03/15/28	1,105,432
250,000	5.050	03/30/29	291,979
593,000	6.384	10/23/35	789,114
130,000	5.375	04/01/38	154,965
824,000	6.484	10/23/45	1,100,359
580,000	5.375	05/01/47	676,542
495,000	5.750	04/01/48	605,872
679,000	5.125	07/01/49	777,450
Comcast Corp.
1,296,000	3.700	04/15/24	1,420,491
240,000	3.375	02/15/25	261,206
100,000	3.375	08/15/25	109,593
200,000	3.150	03/01/26	218,018
100,000	3.300	02/01/27	110,346
113,000	3.150	02/15/28	123,096
100,000	3.550	05/01/28	111,059
950,000	4.150	10/15/28	1,099,896
966,000	4.250	10/15/30	1,134,711
400,000	1.950	01/15/31	391,766
645,000	4.250	01/15/33	767,403

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$260,000	7.050%	03/15/33	$379,497
390,000	4.200	08/15/34	459,106
520,000	3.200	07/15/36	558,116
120,000	6.950	08/15/37	181,221
140,000	3.900	03/01/38	159,737
700,000	4.600	10/15/38	865,824
631,000	3.250	11/01/39	663,309
100,000	3.750	04/01/40	112,380
80,000	4.650	07/15/42	99,281
400,000	4.750	03/01/44	504,010
123,000	4.600	08/15/45	152,310
590,000	3.400	07/15/46	613,248
300,000	4.000	08/15/47	342,762
650,000	3.969	11/01/47	735,240
842,000	4.700	10/15/48	1,055,236
475,000	3.999	11/01/49	543,269
200,000	2.450	08/15/52	172,462
605,000	4.049	11/01/52	691,334
521,000	4.950	10/15/58	701,915
NBCUniversal Media LLC
850,000	4.450	01/15/43	1,022,216
Omnicom Group, Inc. / Omnicom Capital, Inc.
532,000	3.650	11/01/24	581,808
350,000	3.600	04/15/26	387,634
Time Warner Cable LLC
70,000	6.550	05/01/37	93,197
520,000	7.300	07/01/38	732,667
360,000	6.750	06/15/39	490,995
180,000	5.875	11/15/40	225,985
609,000	5.500	09/01/41	737,671
Time Warner Entertainment Co. LP
1,220,000	8.375	03/15/23	1,415,011
200,000	8.375	07/15/33	297,046
TWDC Enterprises 18 Corp., GMTN
190,000	4.125	06/01/44	220,734
TWDC Enterprises 18 Corp., MTN
230,000	1.850	07/30/26	236,924
290,000	2.950	06/15/27	317,237
ViacomCBS, Inc.
860,000	4.950	01/15/31	1,031,187
640,000	4.200	05/19/32	732,766
150,000	6.875	04/30/36	211,052
100,000	5.850	09/01/43	131,953
200,000	4.950	05/19/50	240,181
Walt Disney Co. (The)
377,000	3.000	09/15/22	392,524
850,000	1.750	08/30/24	881,477
440,000	2.200	01/13/28	453,491
800,000	2.000	09/01/29	805,730
498,000	3.800	03/22/30	568,429
1,200,000	2.650	01/13/31	1,251,499
75,000	6.400	12/15/35	109,718
420,000	4.625	03/23/40	521,581
270,000	4.700	03/23/50	341,995
440,000	3.800	05/13/60	490,740

			38,297,393

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – 7.8%
Amazon.com, Inc.
$867,000	2.400%	02/22/23	$901,643
230,000	2.800	08/22/24	247,215
228,000	3.800	12/05/24	253,232
18,000	5.200	12/03/25	21,359
30,000	3.150	08/22/27	33,159
350,000	1.500	06/03/30	338,946
220,000	4.800	12/05/34	283,518
775,000	3.875	08/22/37	906,147
494,000	4.950	12/05/44	659,853
1,045,000	4.050	08/22/47	1,237,121
700,000	2.500	06/03/50	639,715
330,000	4.250	08/22/57	408,349
American Honda Finance Corp., MTN
50,000	2.050	01/10/23	51,560
500,000	2.150	09/10/24	524,122
Booking Holdings, Inc.
280,000	3.600	06/01/26	309,208
550,000	4.625	04/13/30	653,861
Costco Wholesale Corp.
624,000	2.300	05/18/22	638,567
400,000	3.000	05/18/27	439,226
200,000	1.375	06/20/27	201,025
640,000	1.750	04/20/32	622,323
Dollar Tree, Inc.
830,000	4.000	05/15/25	922,517
290,000	4.200	05/15/28	331,975
eBay, Inc.
1,100,000	2.600	07/15/22	1,127,795
700,000	2.750	01/30/23	732,001
50,000	3.450	08/01/24	54,057
100,000	3.600	06/05/27	111,610
208,000	2.700	03/11/30	214,786
General Motors Co.
600,000	4.875	10/02/23	660,862
100,000	5.400	10/02/23	111,509
490,000	5.000	10/01/28	570,260
528,000	6.600	04/01/36	715,737
450,000	6.250	10/02/43	602,042
364,000	5.400	04/01/48	440,198
200,000	5.950	04/01/49	260,956
General Motors Financial Co., Inc.
160,000	3.450	04/10/22	164,299
100,000	3.150	06/30/22	103,191
157,000	3.550	07/08/22	162,795
700,000	5.200	03/20/23	763,894
200,000	3.700	05/09/23	212,044
410,000	5.100	01/17/24	456,637
1,550,000	3.950	04/13/24	1,683,523
850,000	4.000	01/15/25	925,765
590,000	5.250	03/01/26	682,309
Global Payments, Inc.
661,000	3.200	08/15/29	702,939
Home Depot, Inc. (The)
70,000	2.625	06/01/22	71,915
138,000	2.700	04/01/23	144,153
500,000	3.750	02/15/24	544,121

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
50,000	3.350	09/15/25	55,073
105,000	3.000	04/01/26	114,520
186,000	2.125	09/15/26	195,634
410,000	2.800	09/14/27	445,207
550,000	3.900	12/06/28	632,718
430,000	5.875	12/16/36	615,887
180,000	5.950	04/01/41	256,275
784,000	4.400	03/15/45	960,125
500,000	4.250	04/01/46	601,688
290,000	3.900	06/15/47	330,532
220,000	4.500	12/06/48	275,185
200,000	3.125	12/15/49	203,061
130,000	3.500	09/15/56	140,377
Lowe’s Cos., Inc.
200,000	3.120	04/15/22	205,342
760,000	2.500	04/15/26	805,799
230,000	3.100	05/03/27	253,084
1,150,000	3.650	04/05/29	1,285,448
280,000	3.700	04/15/46	301,849
354,000	4.050	05/03/47	398,754
200,000	3.000	10/15/50	188,738
Marriott International, Inc., Series EE
300,000	5.750	05/01/25	345,822
Marriott International, Inc., Series R
200,000	3.125	06/15/26	209,728
Mastercard, Inc.
210,000	2.000	03/03/25	217,802
329,000	2.950	11/21/26	357,796
880,000	3.350	03/26/30	979,171
610,000	3.650	06/01/49	683,695
300,000	3.850	03/26/50	346,090
McDonald’s Corp., MTN
386,000	3.350	04/01/23	408,509
370,000	3.700	01/30/26	412,643
690,000	3.500	03/01/27	764,821
350,000	3.800	04/01/28	395,060
600,000	2.625	09/01/29	624,812
282,000	2.125	03/01/30	282,529
150,000	3.600	07/01/30	167,253
933,000	4.700	12/09/35	1,148,286
320,000	4.875	12/09/45	400,244
320,000	4.450	09/01/48	382,353
350,000	4.200	04/01/50	406,771
NIKE, Inc.
358,000	2.375	11/01/26	378,733
250,000	3.250	03/27/40	268,311
140,000	3.875	11/01/45	161,795
450,000	3.375	03/27/50	486,851
Starbucks Corp.
100,000	4.000	11/15/28	114,286
600,000	3.550	08/15/29	668,421
500,000	4.450	08/15/49	598,247
Target Corp.
560,000	3.500	07/01/24	614,302
265,000	2.350	02/15/30	274,646
350,000	4.000	07/01/42	429,326

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
TJX Cos., Inc. (The)
$180,000	2.250%		09/15/26	$189,842
Toyota Motor Credit Corp., GMTN
570,000	3.450		09/20/23	614,207
Toyota Motor Credit Corp., MTN
335,000	2.650		04/12/22	343,898
100,000	0.450		07/22/22	100,230
560,000	2.150		09/08/22	575,781
820,000	0.500		08/14/23	823,255
1,065,000	2.150		02/13/30	1,090,856
832,000	3.375		04/01/30	918,052
VF Corp.
1,120,000	2.050		04/23/22	1,142,076
Visa, Inc.
1,125,000	3.150		12/14/25	1,233,276
360,000	2.750		09/15/27	389,395
709,000	2.050		04/15/30	720,210
370,000	4.150		12/14/35	451,346
965,000	4.300		12/14/45	1,194,757
40,000	3.650		09/15/47	45,237
Walmart, Inc.
100,000	2.350		12/15/22	103,584
307,000	2.550		04/11/23	320,191
260,000	3.400		06/26/23	277,871
250,000	2.650		12/15/24	268,283
200,000	3.050		07/08/26	219,506
1,276,000	3.700		06/26/28	1,457,335
325,000	3.250		07/08/29	360,959
680,000	5.250		09/01/35	933,932
530,000	3.950		06/28/38	620,793
100,000	3.625		12/15/47	113,668
730,000	4.050		06/29/48	886,661
50,000	2.950		09/24/49	51,016

				59,083,855

Consumer Noncyclical – 7.2%
Abbott Laboratories
34,000	3.400		11/30/23	36,606
465,000	2.950		03/15/25	498,989
134,000	3.750		11/30/26	151,771
168,000	4.750		11/30/36	216,854
540,000	4.900		11/30/46	723,797
Altria Group, Inc.
250,000	4.000		01/31/24	273,227
800,000	2.350		05/06/25	836,506
800,000	4.800		02/14/29	933,947
100,000	5.800		02/14/39	122,683
100,000	4.250		08/09/42	103,548
310,000	5.375		01/31/44	367,938
664,000	3.875		09/16/46	641,078
520,000	5.950		02/14/49	660,454
Amgen, Inc.
145,000	2.650		05/11/22	148,655
350,000	3.625		05/22/24	380,391
430,000	2.600		08/19/26	457,588
550,000	2.200		02/21/27	570,826
650,000	3.200		11/02/27	712,582

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Amgen, Inc. – (continued)
460,000	2.450		02/21/30	470,206
50,000	3.150		02/21/40	50,982
712,000	4.400		05/01/45	836,505
250,000	4.563		06/15/48	302,026
200,000	3.375		02/21/50	203,599
790,000	4.663		06/15/51	985,985
1,280,000	2.770	(b)	09/01/53	1,154,237
Becton Dickinson and Co.
426,000	2.894		06/06/22	438,478
200,000	3.363		06/06/24	215,565
300,000	3.700		06/06/27	335,259
300,000	4.685		12/15/44	366,909
420,000	4.669		06/06/47	515,096
Boston Scientific Corp.
700,000	3.750		03/01/26	778,984
Bristol-Myers Squibb Co.
700,000	2.600		05/16/22	718,408
490,000	3.250		08/15/22	509,115
1,100,000	3.550		08/15/22	1,150,740
300,000	3.250		02/20/23	317,251
1,400,000	3.875		08/15/25	1,565,285
80,000	3.450		11/15/27	90,716
1,400,000	3.400		07/26/29	1,569,978
100,000	1.450		11/13/30	96,198
100,000	5.000		08/15/45	133,024
1,070,000	4.350		11/15/47	1,322,499
100,000	4.550		02/20/48	126,894
1,030,000	4.250		10/26/49	1,243,187
339,000	2.550		11/13/50	314,003
Cardinal Health, Inc.
300,000	2.616		06/15/22	307,692
218,000	3.079		06/15/24	232,751
Eli Lilly and Co.
750,000	3.950		03/15/49	869,633
480,000	4.150		03/15/59	579,618
100,000	2.500		09/15/60	87,056
Gilead Sciences, Inc.
100,000	3.250		09/01/22	103,768
1,480,000	0.750		09/29/23	1,482,734
100,000	3.500		02/01/25	108,665
100,000	3.650		03/01/26	110,649
100,000	2.950		03/01/27	107,787
100,000	1.200		10/01/27	97,661
100,000	5.650		12/01/41	134,217
840,000	4.500		02/01/45	990,806
1,000,000	4.750		03/01/46	1,219,016
100,000	2.800		10/01/50	91,241
Johnson & Johnson
110,000	2.250		03/03/22	112,077
148,200	2.625		01/15/25	157,526
180,000	2.450		03/01/26	192,019
125,000	2.950		03/03/27	137,215
450,000	4.375		12/05/33	558,147
738,000	3.550		03/01/36	853,822
340,000	3.625		03/03/37	393,615
250,000	5.950		08/15/37	361,580

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$1,000,000	3.400%		01/15/38	$1,110,867
50,000	2.100		09/01/40	46,142
170,000	3.700		03/01/46	193,830
865,000	3.750		03/03/47	999,250
Medtronic, Inc.
492,000	4.375		03/15/35	609,545
54,000	4.625		03/15/45	69,730
Merck & Co., Inc.
80,000	2.800		05/18/23	84,325
300,000	2.900		03/07/24	320,789
435,000	2.750		02/10/25	463,979
400,000	3.400		03/07/29	445,648
500,000	1.450		06/24/30	478,853
500,000	3.900		03/07/39	580,668
50,000	4.150		05/18/43	59,708
484,000	3.700		02/10/45	540,017
355,000	4.000		03/07/49	415,657
Mylan, Inc.
600,000	4.550		04/15/28	690,256
300,000	5.200		04/15/48	359,161
Pfizer, Inc.
100,000	2.950		03/15/24	107,067
100,000	0.800		05/28/25	99,444
1,000,000	2.625		04/01/30	1,054,475
100,000	3.900		03/15/39	115,586
100,000	7.200		03/15/39	159,039
310,000	2.550		05/28/40	301,661
100,000	4.300		06/15/43	120,151
280,000	4.400		05/15/44	344,335
100,000	4.200		09/15/48	120,790
100,000	4.000		03/15/49	118,030
800,000	2.700		05/28/50	756,347
Philip Morris International, Inc.
100,000	2.500		11/02/22	103,438
50,000	3.250		11/10/24	54,474
375,000	3.375		08/11/25	410,044
525,000	2.750		02/25/26	563,659
390,000	6.375		05/16/38	555,062
200,000	4.375		11/15/41	230,716
110,000	3.875		08/21/42	118,246
315,000	4.125		03/04/43	348,065
150,000	4.875		11/15/43	183,362
145,000	4.250		11/10/44	165,516
Regeneron Pharmaceuticals, Inc.
580,000	2.800		09/15/50	512,140
Shire Acquisitions Investments Ireland DAC
900,000	2.875		09/23/23	951,140
800,000	3.200		09/23/26	874,302
Stryker Corp.
500,000	3.375		11/01/25	545,894
420,000	3.500		03/15/26	463,133
Thermo Fisher Scientific, Inc.
814,000	2.950		09/19/26	878,183
340,000	3.200		08/15/27	371,575
Utah Acquisition Sub, Inc.
1,150,000	3.950		06/15/26	1,283,986

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Walgreen Co.
50,000	3.100		09/15/22	52,074
Walgreens Boots Alliance, Inc.
174,000	3.800		11/18/24	191,445
450,000	3.450		06/01/26	494,099
600,000	4.800		11/18/44	673,596
Wyeth LLC
100,000	5.950		04/01/37	140,963
Zimmer Biomet Holdings, Inc.
320,000	3.550		04/01/25	347,688
150,000	3.550		03/20/30	163,811
Zoetis, Inc.
214,000	3.000		09/12/27	232,769
200,000	4.700		02/01/43	246,663

				54,859,257

Consumer Products – 0.2%
Procter & Gamble Co. (The)
120,000	2.150		08/11/22	123,355
338,000	3.100		08/15/23	361,217
299,000	2.450		11/03/26	320,747
980,000	3.000		03/25/30	1,070,702

				1,876,021

Electric – 2.3%
Berkshire Hathaway Energy Co.
500,000	3.700	(b)	07/15/30	565,833
267,000	6.125		04/01/36	370,930
120,000	5.150		11/15/43	154,800
50,000	4.500		02/01/45	59,755
500,000	3.800		07/15/48	545,411
300,000	4.250	(b)	10/15/50	351,254
200,000	2.850	(b)	05/15/51	186,972
Dominion Energy, Inc.
200,000	3.900		10/01/25	222,610
Dominion Energy, Inc., Series C
400,000	3.375		04/01/30	438,789
Duke Energy Corp.
390,000	2.650		09/01/26	412,763
600,000	3.750		09/01/46	632,801
Entergy Louisiana LLC
100,000	4.000		03/15/33	117,984
530,000	4.200		09/01/48	630,245
Exelon Corp.
100,000	4.050		04/15/30	113,868
100,000	4.700		04/15/50	123,751
Exelon Generation Co. LLC
200,000	3.250		06/01/25	214,350
120,000	5.600		06/15/42	133,707
Florida Power & Light Co.
300,000	2.850		04/01/25	321,269
390,000	3.950		03/01/48	452,102
MidAmerican Energy Co.
250,000	4.250		07/15/49	303,298
NextEra Energy Capital Holdings, Inc.
1,070,000	2.900		04/01/22	1,099,254
200,000	2.750		05/01/25	212,472

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NextEra Energy Capital Holdings, Inc. – (continued)
$80,000	3.550%	05/01/27	$89,204
750,000	2.250	06/01/30	754,906
NiSource, Inc.
100,000	0.950	08/15/25	98,648
100,000	3.600	05/01/30	110,934
500,000	1.700	02/15/31	474,756
Pacific Gas and Electric Co.
650,000	3.300	12/01/27	685,441
1,000,000	4.550	07/01/30	1,113,978
1,000,000	3.300	08/01/40	942,075
400,000	3.950	12/01/47	385,058
160,000	4.950	07/01/50	173,098
150,000	3.500	08/01/50	135,833
San Diego Gas & Electric Co., Series VVV
100,000	1.700	10/01/30	96,872
Sempra Energy
275,000	3.250	06/15/27	299,856
750,000	3.400	02/01/28	821,425
730,000	3.800	02/01/38	801,647
66,000	4.000	02/01/48	71,847
Southern Co. (The)
240,000	2.950	07/01/23	252,897
1,140,000	3.250	07/01/26	1,235,409
430,000	4.400	07/01/46	494,064
Virginia Electric and Power Co., Series A
690,000	3.150	01/15/26	748,349

			17,450,515

Energy – 6.2%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
700,000	2.773	12/15/22	728,389
180,000	3.337	12/15/27	197,153
200,000	4.080	12/15/47	213,956
BP Capital Markets America, Inc.
300,000	3.245	05/06/22	310,202
200,000	2.750	05/10/23	209,852
510,000	3.790	02/06/24	554,427
150,000	3.224	04/14/24	160,801
100,000	3.194	04/06/25	107,854
239,000	3.796	09/21/25	264,317
500,000	3.410	02/11/26	547,429
410,000	3.119	05/04/26	443,686
360,000	3.017	01/16/27	387,527
720,000	4.234	11/06/28	832,074
650,000	3.633	04/06/30	720,237
100,000	1.749	08/10/30	96,079
1,005,000	3.000	02/24/50	926,319
Cheniere Corpus Christi Holdings LLC
500,000	7.000	06/30/24	580,750
320,000	5.875	03/31/25	367,200
1,200,000	5.125	06/30/27	1,399,500
Chevron Corp.
496,000	2.566	05/16/23	518,700
912,000	3.191	06/24/23	965,748
130,000	2.895	03/03/24	138,623

Corporate Obligations – (continued)
Energy – (continued)
Chevron Corp. – (continued)
932,000	3.326	11/17/25	1,026,331
434,000	2.954	05/16/26	469,436
500,000	1.995	05/11/27	516,108
650,000	2.236	05/11/30	659,452
200,000	3.078	05/11/50	195,486
Chevron USA, Inc.
300,000	2.343	08/12/50	255,398
ConocoPhillips
100,000	6.500	02/01/39	146,881
ConocoPhillips Co.
500,000	4.950	03/15/26	585,040
Devon Energy Corp.
100,000	5.600	07/15/41	121,375
1,260,000	4.750	05/15/42	1,382,850
100,000	5.000	06/15/45	114,000
Energy Transfer Operating LP
600,000	4.050	03/15/25	646,548
1,400,000	2.900	05/15/25	1,473,756
200,000	4.750	01/15/26	221,825
200,000	5.500	06/01/27	233,174
100,000	4.950	06/15/28	112,862
100,000	3.750	05/15/30	104,950
100,000	5.300	04/15/47	105,752
100,000	6.000	06/15/48	114,404
100,000	6.250	04/15/49	117,500
400,000	5.000	05/15/50	418,116
Enterprise Products Operating LLC
492,000	3.350	03/15/23	515,909
157,000	3.900	02/15/24	170,867
107,000	3.750	02/15/25	117,480
478,000	3.125	07/31/29	510,852
150,000	5.950	02/01/41	195,798
225,000	4.850	08/15/42	265,866
250,000	4.450	02/15/43	283,323
330,000	4.850	03/15/44	386,230
210,000	5.100	02/15/45	247,808
250,000	4.900	05/15/46	292,049
450,000	4.800	02/01/49	522,840
400,000	4.200	01/31/50	430,236
150,000	3.950	01/31/60	150,956
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	164,410
EOG Resources, Inc.
750,000	4.375	04/15/30	881,982
386,000	4.950	04/15/50	484,612
Halliburton Co.
350,000	2.920	03/01/30	356,373
1,400,000	4.850	11/15/35	1,596,000
520,000	7.450	09/15/39	723,450
200,000	5.000	11/15/45	230,500
Hess Corp.
290,000	4.300	04/01/27	321,034
170,000	6.000	01/15/40	202,725
420,000	5.600	02/15/41	500,325

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Marathon Petroleum Corp.
$1,400,000	4.700%	05/01/25	$1,587,250
100,000	6.500	03/01/41	131,750
100,000	4.750	09/15/44	111,125
MPLX LP
$800,000	4.500	07/15/23	863,884
200,000	4.125	03/01/27	222,902
100,000	4.800	02/15/29	116,016
1,700,000	2.650	08/15/30	1,697,875
350,000	4.500	04/15/38	384,394
669,000	5.200	03/01/47	758,774
200,000	5.500	02/15/49	237,654
ONEOK Partners LP
100,000	3.375	10/01/22	103,443
ONEOK, Inc.
280,000	4.550	07/15/28	310,550
780,000	3.100	03/15/30	794,642
Plains All American Pipeline LP / PAA Finance Corp.
950,000	4.650	10/15/25	1,053,379
240,000	4.500	12/15/26	265,858
450,000	3.550	12/15/29	459,838
Sabine Pass Liquefaction LLC
400,000	6.250	03/15/22	416,500
100,000	5.625	04/15/23	109,070
400,000	5.750	05/15/24	455,000
500,000	5.625	03/01/25	575,250
510,000	5.000	03/15/27	590,963
140,000	4.200	03/15/28	156,450
1,100,000	4.500	05/15/30	1,254,162
Schlumberger Investment SA
200,000	3.650	12/01/23	215,993
Sunoco Logistics Partners Operations LP
100,000	4.000	10/01/27	108,588
1,000,000	5.400	10/01/47	1,050,014
Transcontinental Gas Pipe Line Co. LLC
200,000	7.850	02/01/26	256,332
Valero Energy Corp.
500,000	1.200	03/15/24	504,864
Williams Cos., Inc. (The)
1,030,000	3.600	03/15/22	1,058,655
800,000	3.700	01/15/23	840,122
100,000	4.000	09/15/25	110,654
100,000	3.750	06/15/27	110,489
320,000	3.500	11/15/30	345,937
410,000	6.300	04/15/40	529,812
280,000	4.850	03/01/48	317,705

			47,349,586

Financial Company – 0.9%
Ally Financial, Inc.
680,000	3.050	06/05/23	715,610
719,000	1.450	10/02/23	731,585
576,000	8.000	11/01/31	822,411
Ares Capital Corp.
780,000	4.200	06/10/24	847,574
GE Capital Funding LLC(b)
750,000	4.400	05/15/30	852,959

Corporate Obligations – (continued)
Financial Company – (continued)
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	326,888
1,990,000	4.418	11/15/35	2,258,354

			6,555,381

Food and Beverage – 2.9%
Coca-Cola Co. (The)
205,000	2.875	10/27/25	223,229
294,000	2.250	09/01/26	312,398
50,000	3.375	03/25/27	55,835
50,000	1.450	06/01/27	50,110
220,000	1.000	03/15/28	211,396
500,000	3.450	03/25/30	561,133
500,000	1.650	06/01/30	487,016
380,000	2.500	06/01/40	368,313
430,000	2.600	06/01/50	402,499
220,000	2.750	06/01/60	206,520
Conagra Brands, Inc.
600,000	4.600	11/01/25	688,811
350,000	4.850	11/01/28	415,582
390,000	5.300	11/01/38	489,783
General Mills, Inc.
100,000	3.700	10/17/23	108,160
470,000	4.200	04/17/28	541,435
Keurig Dr Pepper, Inc.
528,000	4.057	05/25/23	568,276
210,000	4.597	05/25/28	246,028
100,000	3.200	05/01/30	107,706
Kraft Heinz Foods Co.
1,157,000	3.950	07/15/25	1,289,261
890,000	3.000	06/01/26	938,174
874,000	5.000	07/15/35	1,052,800
250,000	6.875	01/26/39	348,670
250,000	6.500	02/09/40	341,687
600,000	4.375	06/01/46	651,318
490,000	4.875	10/01/49	572,080
Molson Coors Beverage Co.
1,380,000	3.000	07/15/26	1,483,947
740,000	5.000	05/01/42	880,985
150,000	4.200	07/15/46	159,340
PepsiCo, Inc.
70,000	2.750	03/05/22	71,790
565,000	3.100	07/17/22	584,325
140,000	2.250	03/19/25	147,575
80,000	2.750	04/30/25	85,535
234,000	2.850	02/24/26	253,512
240,000	2.375	10/06/26	255,386
100,000	3.000	10/15/27	109,614
96,000	2.625	07/29/29	101,743
210,000	2.750	03/19/30	224,164
100,000	1.400	02/25/31	95,279
595,000	4.450	04/14/46	741,452
470,000	3.450	10/06/46	508,060
30,000	4.000	05/02/47	35,076
300,000	3.375	07/29/49	321,987
240,000	3.625	03/19/50	268,992
400,000	3.875	03/19/60	471,500

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Sysco Corp.
$604,000	3.300%	07/15/26	$657,401
635,000	3.250	07/15/27	697,300
550,000	5.950	04/01/30	703,131
270,000	6.600	04/01/50	396,654
Tyson Foods, Inc.
170,000	4.500	06/15/22	177,051
50,000	3.950	08/15/24	55,077
342,000	4.000	03/01/26	383,787
500,000	3.550	06/02/27	553,543
110,000	4.550	06/02/47	133,194
300,000	5.100	09/28/48	390,810

			22,186,430

Hardware – 0.2%
Micron Technology, Inc.
99,000	2.497	04/24/23	103,085
795,000	4.185	02/15/27	902,325
400,000	4.663	02/15/30	467,500

			1,472,910

Healthcare – 4.3%
Aetna, Inc.
120,000	2.750	11/15/22	124,137
200,000	2.800	06/15/23	209,715
300,000	3.500	11/15/24	327,930
620,000	6.625	06/15/36	889,217
290,000	3.875	08/15/47	311,510
Anthem, Inc.
356,000	3.500	08/15/24	387,355
50,000	3.350	12/01/24	54,481
552,000	3.650	12/01/27	620,748
90,000	4.625	05/15/42	109,668
350,000	4.650	01/15/43	426,658
275,000	4.650	08/15/44	333,354
535,000	4.375	12/01/47	632,611
400,000	4.550	03/01/48	486,435
300,000	3.125	05/15/50	293,927
Cigna Corp.
700,000	3.000	07/15/23	736,156
50,000	3.750	07/15/23	53,779
150,000	3.400	03/01/27	164,133
550,000	4.375	10/15/28	637,317
50,000	2.400	03/15/30	50,542
600,000	4.800	08/15/38	735,126
600,000	4.800	07/15/46	745,168
100,000	3.875	10/15/47	108,147
1,370,000	4.900	12/15/48	1,712,494
400,000	3.400	03/15/50	404,520
CVS Health Corp.
200,000	3.500	07/20/22	207,645
342,000	2.750	12/01/22	354,262
294,000	3.700	03/09/23	312,683
650,000	2.625	08/15/24	690,815
154,000	4.100	03/25/25	171,507
400,000	3.875	07/20/25	442,881
100,000	2.875	06/01/26	107,234

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
100,000	3.000	08/15/26	107,984
430,000	3.625	04/01/27	475,644
1,366,000	4.300	03/25/28	1,569,493
730,000	3.250	08/15/29	785,480
1,370,000	4.780	03/25/38	1,658,515
400,000	4.125	04/01/40	451,267
400,000	2.700	08/21/40	375,342
240,000	5.300	12/05/43	303,794
728,000	5.125	07/20/45	913,112
950,000	5.050	03/25/48	1,182,944
HCA, Inc.
920,000	4.750	05/01/23	999,350
516,000	5.000	03/15/24	578,565
570,000	5.250	04/15/25	656,925
500,000	5.250	06/15/26	584,375
455,000	4.500	02/15/27	519,838
404,000	4.125	06/15/29	456,520
295,000	5.125	06/15/39	362,481
345,000	5.500	06/15/47	435,994
UnitedHealth Group, Inc.
300,000	2.875	03/15/22	306,066
93,000	3.350	07/15/22	96,871
198,000	2.375	10/15/22	204,506
219,000	2.875	03/15/23	230,027
180,000	3.750	07/15/25	200,586
186,000	3.100	03/15/26	202,869
480,000	3.450	01/15/27	533,732
200,000	3.850	06/15/28	226,177
740,000	4.625	07/15/35	915,576
225,000	5.800	03/15/36	308,921
490,000	6.875	02/15/38	747,218
400,000	4.250	03/15/43	472,682
300,000	4.750	07/15/45	384,429
760,000	4.200	01/15/47	872,592
300,000	3.750	10/15/47	331,872
420,000	4.450	12/15/48	514,594
500,000	3.875	08/15/59	560,334
100,000	3.125	05/15/60	97,950

			32,466,780

Insurance – 1.6%
Berkshire Hathaway Finance Corp.
570,000	5.750	01/15/40	795,870
510,000	4.200	08/15/48	606,389
526,000	4.250	01/15/49	626,427
150,000	2.850	10/15/50	144,053
Berkshire Hathaway, Inc.
524,000	3.125	03/15/26	570,287
90,000	4.500	02/11/43	111,184
Chubb INA Holdings, Inc.
1,030,000	4.350	11/03/45	1,273,353
Equitable Holdings, Inc.
506,000	4.350	04/20/28	576,663
330,000	5.000	04/20/48	408,159

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.
$175,000	4.375%		03/15/29	$204,613
496,000	4.900		03/15/49	645,847
MetLife, Inc.
50,000	3.600		04/10/24	54,473
240,000	6.375		06/15/34	345,856
170,000	5.700		06/15/35	235,862
1,400,000	6.400		12/15/36	1,772,068
494,000	5.875		02/06/41	696,268
150,000	4.125		08/13/42	174,474
179,000	4.875		11/13/43	231,832
120,000	4.050		03/01/45	140,924
100,000	4.600		05/13/46	126,013
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
450,000	5.625	(a)	06/15/43	480,955
(3M USD LIBOR + 2.380%)
400,000	4.500	(a)	09/15/47	435,889
210,000	3.905		12/07/47	233,725
50,000	3.935		12/07/49	56,606
Prudential Financial, Inc., MTN
520,000	4.350		02/25/50	618,289
350,000	3.700		03/13/51	380,245

				11,946,324

Metals and Mining – 0.1%
Newmont Corp.
310,000	4.875		03/15/42	390,908

REITs and Real Estate – 0.5%
Equinix, Inc.
350,000	2.625		11/18/24	370,737
676,000	5.375		05/15/27	732,615
950,000	3.200		11/18/29	1,004,716
GLP Capital LP / GLP Financing II, Inc.
995,000	5.375		04/15/26	1,149,096
744,000	5.300		01/15/29	851,646

				4,108,810

Revenue – 0.3%
CommonSpirit Health
100,000	2.760		10/01/24	106,292
220,000	3.347		10/01/29	238,387
870,000	4.350		11/01/42	972,214
200,000	4.187		10/01/49	219,153
Kaiser Foundation Hospitals
280,000	4.150		05/01/47	332,826
Kaiser Foundation Hospitals, Series 2019
130,000	3.266		11/01/49	134,439

				2,003,311

Software – 1.6%
Oracle Corp.
1,120,000	2.500		05/15/22	1,145,668
800,000	2.500		10/15/22	828,798
330,000	2.625		02/15/23	344,389
220,000	2.400		09/15/23	230,697

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
825,000	3.400		07/08/24	894,995
40,000	2.950		11/15/24	43,133
230,000	2.950		05/15/25	247,193
823,000	2.650		07/15/26	879,108
80,000	3.250		11/15/27	88,223
444,000	4.300		07/08/34	529,188
270,000	3.850		07/15/36	308,493
245,000	3.800		11/15/37	272,595
1,212,000	6.500		04/15/38	1,777,536
400,000	3.600		04/01/40	431,850
418,000	5.375		07/15/40	552,800
884,000	4.125		05/15/45	1,000,762
500,000	4.000		07/15/46	557,467
310,000	4.000		11/15/47	345,092
850,000	3.600		04/01/50	876,072
200,000	4.375		05/15/55	235,250
595,000	3.850		04/01/60	637,252

				12,226,561

Technology – 8.3%
Activision Blizzard, Inc.
500,000	3.400		09/15/26	555,276
Adobe, Inc.
180,000	2.150		02/01/27	188,199
500,000	2.300		02/01/30	514,290
Alphabet, Inc.
367,000	1.998		08/15/26	385,214
980,000	2.050		08/15/50	834,873
700,000	2.250		08/15/60	585,149
Apple, Inc.
1,398,000	2.100		09/12/22	1,434,806
970,000	2.400		05/03/23	1,013,614
180,000	3.000		02/09/24	192,760
489,000	3.450		05/06/24	534,499
425,000	2.850		05/11/24	454,924
596,000	3.250		02/23/26	654,704
214,000	2.450		08/04/26	227,356
210,000	3.000		06/20/27	230,658
1,395,000	2.900		09/12/27	1,513,969
410,000	3.000		11/13/27	450,112
100,000	1.650		05/11/30	97,519
1,120,000	4.500		02/23/36	1,410,722
687,000	3.850		05/04/43	795,324
310,000	4.450		05/06/44	387,804
305,000	3.450		02/09/45	330,634
380,000	4.375		05/13/45	467,640
1,420,000	4.650		02/23/46	1,809,061
556,000	3.850		08/04/46	632,347
296,000	4.250		02/09/47	358,097
50,000	3.750		11/13/47	56,343
677,000	2.950		09/11/49	666,917
239,000	2.400		08/20/50	214,119
Applied Materials, Inc.
200,000	4.350		04/01/47	248,682
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	3.625		01/15/24	107,607

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd. – (continued)
$530,000	3.125%		01/15/25	$566,358
1,019,000	3.875		01/15/27	1,113,764
210,000	3.500		01/15/28	224,215
Broadcom, Inc.
450,000	3.625		10/15/24	490,279
500,000	3.150		11/15/25	536,496
310,000	4.250		04/15/26	346,610
431,000	3.459		09/15/26	466,871
470,000	4.750		04/15/29	535,885
1,081,000	5.000		04/15/30	1,251,725
950,000	4.150		11/15/30	1,042,098
600,000	2.450	(b)	02/15/31	580,703
300,000	4.300		11/15/32	336,774
600,000	3.500	(b)	02/15/41	593,186
Cisco Systems, Inc.
325,000	3.625		03/04/24	355,816
100,000	2.500		09/20/26	107,771
716,000	5.900		02/15/39	1,026,411
470,000	5.500		01/15/40	659,753
Dell International LLC / EMC Corp.
565,000	5.450	(b)	06/15/23	619,982
704,000	6.020	(b)	06/15/26	840,730
1,550,000	4.900	(b)	10/01/26	1,789,287
500,000	8.100	(b)	07/15/36	736,248
400,000	8.350	(b)	07/15/46	604,176
Fidelity National Information Services, Inc.
339,000	3.000		08/15/26	370,834
835,000	3.750		05/21/29	935,472
Fiserv, Inc.
400,000	2.750		07/01/24	424,995
500,000	3.200		07/01/26	542,947
500,000	3.500		07/01/29	547,110
400,000	4.400		07/01/49	473,461
HP, Inc.
300,000	3.400		06/17/30	322,154
368,000	6.000		09/15/41	468,811
Intel Corp.
370,000	2.875		05/11/24	395,954
628,000	3.700		07/29/25	698,041
120,000	2.600		05/19/26	128,221
940,000	3.150		05/11/27	1,031,971
821,000	2.450		11/15/29	855,507
290,000	4.100		05/19/46	335,349
320,000	4.100		05/11/47	372,546
295,000	3.734		12/08/47	327,680
740,000	3.250		11/15/49	757,581
525,000	4.750		03/25/50	671,175
50,000	3.100		02/15/60	49,140
100,000	4.950		03/25/60	135,683
International Business Machines Corp.
690,000	1.875		08/01/22	705,305
100,000	2.875		11/09/22	104,409
1,260,000	3.300		05/15/26	1,388,921
650,000	1.950		05/15/30	640,984
540,000	4.150		05/15/39	633,689

Corporate Obligations – (continued)
Technology – (continued)
International Business Machines Corp. – (continued)
427,000	4.000		06/20/42	487,835
300,000	2.950		05/15/50	286,848
KLA Corp.
300,000	4.100		03/15/29	344,400
Lam Research Corp.
565,000	4.000		03/15/29	650,732
280,000	1.900		06/15/30	278,201
220,000	4.875		03/15/49	294,651
Microsoft Corp.
220,000	2.125		11/15/22	227,039
520,000	2.000		08/08/23	540,353
647,000	2.875		02/06/24	691,509
401,000	2.700		02/12/25	428,887
316,000	3.125		11/03/25	347,118
190,000	2.400		08/08/26	202,536
255,000	3.300		02/06/27	283,496
360,000	3.500		02/12/35	418,899
450,000	3.450		08/08/36	519,785
113,000	4.100		02/06/37	137,900
280,000	3.500		11/15/42	321,476
750,000	3.700		08/08/46	876,843
250,000	4.250		02/06/47	317,757
1,751,000	2.525		06/01/50	1,631,006
447,000	3.950		08/08/56	550,791
896,000	2.675		06/01/60	827,842
NVIDIA Corp.
530,000	3.200		09/16/26	583,885
56,000	2.850		04/01/30	59,848
440,000	3.500		04/01/50	471,860
PayPal Holdings, Inc.
500,000	2.400		10/01/24	529,224
880,000	2.650		10/01/26	940,542
200,000	2.850		10/01/29	212,863
460,000	3.250		06/01/50	474,019
QUALCOMM, Inc.
60,000	3.000		05/20/22	61,978
216,000	2.900		05/20/24	231,023
330,000	3.450		05/20/25	361,593
400,000	3.250		05/20/27	442,581
126,000	2.150		05/20/30	126,404
200,000	4.650		05/20/35	248,964
536,000	4.800		05/20/45	682,369
250,000	4.300		05/20/47	303,907
Texas Instruments, Inc.
612,000	4.150		05/15/48	741,801
VMware, Inc.
593,000	2.950		08/21/22	612,918
50,000	3.900		08/21/27	55,276

				63,303,256

Transportation – 1.7%
Burlington Northern Santa Fe LLC
55,000	5.750		05/01/40	75,680
250,000	4.450		03/15/43	302,597
260,000	4.900		04/01/44	337,311

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Burlington Northern Santa Fe LLC – (continued)
$150,000	4.550%		09/01/44	$184,979
1,360,000	4.150		04/01/45	1,606,159
443,000	3.900		08/01/46	506,189
CSX Corp.
700,000	3.250		06/01/27	771,735
130,000	3.800		03/01/28	145,895
50,000	4.100		03/15/44	56,624
190,000	3.800		11/01/46	208,537
FedEx Corp.
1,000,000	3.800		05/15/25	1,105,339
540,000	3.100		08/05/29	577,360
100,000	5.100		01/15/44	124,046
200,000	4.550		04/01/46	232,260
260,000	4.400		01/15/47	294,666
634,000	4.950		10/17/48	783,748
Southwest Airlines Co.
270,000	4.750		05/04/23	293,151
170,000	5.250		05/04/25	194,637
Union Pacific Corp.
530,000	4.163		07/15/22	552,808
450,000	3.950		09/10/28	514,576
400,000	3.250		02/05/50	408,783
310,000	3.799		10/01/51	344,083
408,000	3.839		03/20/60	452,484
United Parcel Service, Inc.
344,000	2.450		10/01/22	356,018
100,000	3.050		11/15/27	110,278
860,000	3.400		03/15/29	952,153
330,000	3.750		11/15/47	371,414
470,000	5.300		04/01/50	642,669

				12,506,179

Wireless – 5.1%
American Tower Corp.
250,000	4.000		06/01/25	276,875
1,050,000	3.375		10/15/26	1,146,805
200,000	2.750		01/15/27	210,215
675,000	3.800		08/15/29	750,328
80,000	2.900		01/15/30	83,635
101,000	3.100		06/15/50	94,350
AT&T, Inc.
50,000	3.000		06/30/22	51,536
230,000	2.625		12/01/22	237,667
880,000	4.125		02/17/26	995,270
415,000	3.800		02/15/27	465,128
400,000	4.250		03/01/27	454,775
339,000	2.300		06/01/27	350,195
75,000	1.650		02/01/28	73,497
660,000	4.100		02/15/28	752,240
715,000	4.350		03/01/29	819,604
497,000	4.300		02/15/30	565,591
595,000	2.750		06/01/31	601,827
435,000	4.500		05/15/35	495,895
551,000	5.250		03/01/37	678,709
640,000	4.850		03/01/39	742,383
90,000	5.350		09/01/40	113,426
450,000	4.300		12/15/42	491,334

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
330,000	4.350		06/15/45	356,104
435,000	4.750		05/15/46	500,456
250,000	5.650		02/15/47	315,713
640,000	4.500		03/09/48	690,280
317,000	4.550		03/09/49	345,674
400,000	5.150		02/15/50	470,179
470,000	3.650		06/01/51	447,028
100,000	3.300		02/01/52	89,739
1,376,000	3.500	(b)	09/15/53	1,254,366
2,140,000	3.550	(b)	09/15/55	1,940,595
1,960,000	3.650	(b)	09/15/59	1,795,276
100,000	3.850		06/01/60	93,524
CC Holdings GS V LLC / Crown Castle GS III Corp.
450,000	3.849		04/15/23	480,849
Crown Castle International Corp.
60,000	3.150		07/15/23	63,594
510,000	4.450		02/15/26	578,436
130,000	3.650		09/01/27	143,937
100,000	2.250		01/15/31	97,551
100,000	3.250		01/15/51	93,860
T-Mobile USA, Inc.
500,000	3.750	(b)	04/15/27	550,469
800,000	2.050	(b)	02/15/28	795,412
1,100,000	3.875	(b)	04/15/30	1,207,442
800,000	2.550	(b)	02/15/31	796,504
700,000	4.500	(b)	04/15/50	778,266
600,000	3.600	(b)	11/15/60	560,641
Verizon Communications, Inc.
576,000	5.150		09/15/23	641,923
150,000	3.500		11/01/24	164,156
184,000	3.376		02/15/25	200,191
540,000	0.850		11/20/25	531,034
853,000	2.625		08/15/26	908,557
450,000	4.125		03/16/27	518,317
722,000	4.329		09/21/28	834,850
360,000	4.016		12/03/29	410,068
471,000	3.150		03/22/30	500,725
300,000	1.500		09/18/30	281,479
485,000	4.500		08/10/33	575,679
750,000	4.400		11/01/34	883,006
220,000	4.272		01/15/36	252,186
510,000	5.250		03/16/37	647,966
450,000	3.850		11/01/42	490,873
60,000	6.550		09/15/43	89,712
1,160,000	4.125		08/15/46	1,330,027
700,000	4.862		08/21/46	849,598
815,000	4.522		09/15/48	952,620
330,000	5.012		04/15/49	412,596
400,000	2.875		11/20/50	361,475
394,000	5.012		08/21/54	495,656
519,000	4.672		03/15/55	623,344
850,000	2.987	(b)	10/30/56	752,452

				38,605,670

TOTAL CORPORATE OBLIGATIONS
(Cost $606,897,851)				$616,380,593

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – 17.7%
Banks – 9.4%
Banco Santander SA (Spain)
$600,000	2.746%		05/28/25	$635,671
600,000	3.490		05/28/30	646,078
600,000	2.749		12/03/30	587,265
Bank of Montreal, MTN (Canada)
1,040,000	2.900		03/26/22	1,069,487
120,000	2.350		09/11/22	123,792
210,000	2.550		11/06/22	217,461
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.432%)
1,800,000	3.803		12/15/32	2,020,500
Barclays PLC (United Kingdom)
800,000	3.684		01/10/23	822,086
(3M USD LIBOR + 1.356%)
1,250,000	4.338	(a)	05/16/24	1,354,375
890,000	3.650		03/16/25	967,609
1,160,000	4.375		01/12/26	1,311,632
(3M USD LIBOR + 2.452%)
200,000	2.852	(a)	05/07/26	210,798
210,000	5.200		05/12/26	239,761
850,000	4.836		05/09/28	964,463
(US 5 Year CMT T-Note + 2.900%)
200,000	3.564	(a)	09/23/35	205,597
330,000	5.250		08/17/45	424,234
600,000	4.950		01/10/47	736,696
Canadian Imperial Bank of Commerce (Canada)
1,160,000	3.500		09/13/23	1,252,275
450,000	3.100		04/02/24	482,180
Cooperatieve Rabobank UA (Netherlands)
370,000	3.950		11/09/22	391,773
350,000	4.625		12/01/23	386,953
815,000	3.750		07/21/26	902,876
285,000	5.250		05/24/41	382,911
680,000	5.750		12/01/43	944,042
930,000	5.250		08/04/45	1,227,330
Deutsche Bank AG (Germany)
230,000	3.300		11/16/22	240,062
950,000	3.950		02/27/23	1,009,998
130,000	3.700		05/30/24	140,595
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	873,883
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.055%)
400,000	3.262	(a)	03/13/23	411,775
540,000	4.250		03/14/24	591,560
(3M USD LIBOR + 0.987%)
500,000	3.950	(a)	05/18/24	536,988
400,000	4.250		08/18/25	446,777
(3M USD LIBOR + 1.140%)
250,000	2.633	(a)	11/07/25	264,619
750,000	4.300		03/08/26	852,284
1,390,000	3.900		05/25/26	1,550,382
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	559,641
(3M USD LIBOR + 1.535%)
700,000	4.583	(a)	06/19/29	800,995
1,080,000	4.950		03/31/30	1,296,465

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
(3M USD LIBOR + 1.610%)
500,000	3.973	(a)	05/22/30	555,631
(SOFR + 2.387%)
1,205,000	2.848	(a)	06/04/31	1,238,574
(SOFR + 1.947%)
1,100,000	2.357	(a)	08/18/31	1,085,775
250,000	6.500		05/02/36	343,190
546,000	6.500		09/15/37	752,203
455,000	6.800		06/01/38	651,798
140,000	6.100		01/14/42	198,158
519,000	5.250		03/14/44	659,287
ING Groep NV (Netherlands)
228,000	3.150		03/29/22	235,056
590,000	4.100		10/02/23	644,274
200,000	3.950		03/29/27	226,617
490,000	4.550		10/02/28	573,272
330,000	4.050		04/09/29	376,392
Lloyds Banking Group PLC (United Kingdom)
1,120,000	4.050		08/16/23	1,214,817
200,000	3.900		03/12/24	219,782
650,000	4.500		11/04/24	726,060
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870	(a)	07/09/25	219,947
300,000	4.582		12/10/25	339,469
(US 1 Year CMT T-Note + 1.000%)
200,000	2.438	(a)	02/05/26	208,449
525,000	3.750		01/11/27	582,969
640,000	4.375		03/22/28	734,446
200,000	5.300		12/01/45	258,172
200,000	4.344		01/09/48	231,557
Mitsubishi UFJ Financial Group, Inc. (Japan)
900,000	2.623		07/18/22	927,848
730,000	2.665		07/25/22	753,590
690,000	3.407		03/07/24	744,610
200,000	2.193		02/25/25	207,724
950,000	3.850		03/01/26	1,067,920
830,000	3.677		02/22/27	935,341
150,000	3.287		07/25/27	167,151
950,000	3.961		03/02/28	1,076,819
100,000	3.741		03/07/29	111,783
500,000	3.195		07/18/29	539,452
640,000	2.559		02/25/30	660,511
200,000	2.048		07/17/30	198,083
200,000	3.751		07/18/39	220,480
Mizuho Financial Group, Inc. (Japan)
690,000	2.601		09/11/22	713,321
(3M USD LIBOR + 0.830%)
200,000	2.226	(a)	05/25/26	206,608
200,000	2.839		09/13/26	216,453
1,085,000	4.018		03/05/28	1,223,636
(3M USD LIBOR + 1.510%)
950,000	2.201	(a)	07/10/31	943,590
National Australia Bank Ltd. (Australia)
1,050,000	2.500		07/12/26	1,122,585
National Australia Bank Ltd., GMTN (Australia)
800,000	2.500		05/22/22	821,881

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Natwest Group PLC (United Kingdom)
$57,000	6.125%		12/15/22	$62,168
(3M USD LIBOR + 1.480%)
960,000	3.498	(a)	05/15/23	994,394
(3M USD LIBOR + 1.762%)
885,000	4.269	(a)	03/22/25	969,614
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	402,799
(US 5 Year CMT T-Note + 2.100%)
650,000	3.754	(a)	11/01/29	686,224
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	591,247
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	421,705
(US 5 Year CMT T-Note + 2.350%)
1,600,000	3.032	(a)	11/28/35	1,571,529
Royal Bank of Canada, GMTN (Canada)
1,000,000	2.800		04/29/22	1,029,030
100,000	1.600		04/17/23	102,750
1,100,000	3.700		10/05/23	1,193,192
300,000	4.650		01/27/26	346,861
Santander UK PLC (United Kingdom)
1,000,000	2.875		06/18/24	1,070,134
Sumitomo Mitsui Banking Corp. (Japan)
700,000	3.200		07/18/22	725,205
Sumitomo Mitsui Financial Group, Inc. (Japan)
340,000	2.784		07/12/22	351,434
350,000	2.778		10/18/22	362,269
750,000	3.102		01/17/23	788,431
400,000	3.784		03/09/26	447,220
50,000	2.632		07/14/26	53,207
610,000	3.010		10/19/26	661,220
100,000	3.446		01/11/27	110,732
150,000	3.364		07/12/27	165,067
500,000	3.040		07/16/29	534,334
1,000,000	2.750		01/15/30	1,046,441
1,240,000	2.130		07/08/30	1,228,395
Toronto-Dominion Bank (The), GMTN (Canada)
225,000	3.500		07/19/23	242,145
377,000	3.250		03/11/24	407,081
Toronto-Dominion Bank (The), MTN (Canada)
585,000	1.900		12/01/22	601,766
910,000	2.650		06/12/24	970,514
Toronto-Dominion Bank (The)(a) (Canada)
(5 Year USD Swap + 2.205%)
200,000	3.625		09/15/31	221,500

				71,577,758

Beverages – 0.1%
Fomento Economico Mexicano SAB de CV (Mexico)
600,000	3.500		01/16/50	613,479

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
415,000	4.700		09/20/47	489,761

Consumer Noncyclical – 2.1%
AstraZeneca PLC (United Kingdom)
200,000	2.375		06/12/22	204,838

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
AstraZeneca PLC (United Kingdom) – (continued)
610,000	3.375		11/16/25	670,528
220,000	0.700		04/08/26	213,196
170,000	3.125		06/12/27	185,960
577,000	1.375		08/06/30	538,083
330,000	6.450		09/15/37	480,425
80,000	4.375		11/16/45	96,159
460,000	4.375		08/17/48	550,889
BAT Capital Corp. (United Kingdom)
745,000	3.222		08/15/24	800,297
100,000	4.700		04/02/27	114,307
560,000	3.557		08/15/27	605,811
125,000	2.259		03/25/28	124,297
1,183,000	4.390		08/15/37	1,255,303
408,000	4.540		08/15/47	414,601
BAT International Finance PLC (United Kingdom)
200,000	1.668		03/25/26	200,748
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850		05/08/22	70,055
228,000	2.875		06/01/22	234,915
240,000	3.375		06/01/29	267,916
GlaxoSmithKline Capital, Inc. (United Kingdom)
275,000	2.800		03/18/23	288,528
418,000	3.875		05/15/28	479,732
397,000	6.375		05/15/38	595,185
Novartis Capital Corp. (Switzerland)
274,000	2.400		05/17/22	281,032
200,000	1.750		02/14/25	206,443
411,000	3.000		11/20/25	446,915
842,000	3.100		05/17/27	926,239
750,000	2.200		08/14/30	768,590
220,000	4.400		05/06/44	271,776
225,000	2.750		08/14/50	217,793
Reynolds American, Inc. (United Kingdom)
1,470,000	4.450		06/12/25	1,637,237
380,000	5.700		08/15/35	457,536
295,000	5.850		08/15/45	349,801
Sanofi (France)
120,000	3.625		06/19/28	134,497
Takeda Pharmaceutical Co., Ltd. (Japan)
200,000	4.400		11/26/23	220,408
500,000	5.000		11/26/28	606,913
800,000	3.175		07/09/50	771,723

				15,688,676

Consumer Products – 0.1%
Unilever Capital Corp. (United Kingdom)
100,000	2.900		05/05/27	108,507
500,000	3.500		03/22/28	558,381
500,000	2.125		09/06/29	512,261

				1,179,149

Electric – 0.1%
Emera US Finance LP (Canada)
710,000	3.550		06/15/26	776,638
240,000	4.750		06/15/46	279,633

				1,056,271

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – 1.8%
BP Capital Markets PLC (United Kingdom)
$120,000	2.500%	11/06/22	$124,246
90,000	3.994	09/26/23	98,073
390,000	3.814	02/10/24	425,413
570,000	3.535	11/04/24	626,001
200,000	3.506	03/17/25	219,464
200,000	3.279	09/19/27	218,457
Canadian Natural Resources Ltd. (Canada)
800,000	3.850	06/01/27	881,664
Canadian Natural Resources Ltd., GMTN (Canada)
1,010,000	4.950	06/01/47	1,191,346
Enbridge, Inc. (Canada)
320,000	4.000	10/01/23	345,444
850,000	3.125	11/15/29	903,969
Enbridge, Inc.(a), Series 16-A (Canada)
(3M USD LIBOR + 3.890%)
600,000	6.000	01/15/77	633,000
Equinor ASA (Norway)
100,000	1.750	01/22/26	102,846
100,000	2.375	05/22/30	102,113
140,000	3.950	05/15/43	156,433
100,000	3.250	11/18/49	100,072
100,000	3.700	04/06/50	107,298
Shell International Finance BV (Netherlands)
500,000	2.875	05/10/26	539,452
500,000	3.875	11/13/28	567,882
100,000	2.375	11/07/29	102,179
500,000	4.125	05/11/35	577,152
1,000,000	6.375	12/15/38	1,447,531
1,000,000	4.375	05/11/45	1,169,903
247,000	3.750	09/12/46	267,101
100,000	3.125	11/07/49	98,085
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	446,653
300,000	4.100	04/15/30	342,034
50,000	4.625	03/01/34	58,552
394,000	6.200	10/15/37	523,877
250,000	7.625	01/15/39	375,430
160,000	6.100	06/01/40	212,068
240,000	4.875	05/15/48	285,130
379,000	5.100	03/15/49	465,342
Transcanada Trust(a) (Canada)
(3M USD LIBOR + 3.208%)
90,000	5.300	03/15/77	92,868
Transcanada Trust(a), Series 16-A (Canada)
(3M USD LIBOR + 4.640%)
70,000	5.875	08/15/76	77,000

			13,884,078

Food and Beverage – 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	869,141
950,000	4.700	02/01/36	1,137,118
1,651,000	4.900	02/01/46	1,973,896

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Finance, Inc. (Belgium)
200,000	3.650	02/01/26	221,237
100,000	4.000	01/17/43	107,423
350,000	4.625	02/01/44	402,893
200,000	4.900	02/01/46	238,240
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,000,000	4.150	01/23/25	1,116,631
790,000	4.000	04/13/28	889,579
600,000	4.750	01/23/29	706,614
317,000	4.900	01/23/31	386,001
620,000	4.375	04/15/38	716,435
290,000	4.950	01/15/42	354,981
1,080,000	4.600	04/15/48	1,241,118
210,000	4.439	10/06/48	236,420
936,000	5.550	01/23/49	1,208,577
150,000	4.500	06/01/50	171,388
260,000	4.750	04/15/58	305,992
584,000	5.800	01/23/59	801,131
Diageo Capital PLC (United Kingdom)
400,000	2.125	04/29/32	401,307
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	51,522

			13,537,644

Insurance – 0.1%
AXA SA (France)
405,000	8.600	12/15/30	620,791
Manulife Financial Corp.(a) (Canada)
(5 Year USD Swap + 1.647%)
410,000	4.061	02/24/32	448,774

			1,069,565

Internet – 0.1%
Alibaba Group Holding Ltd. (China)
420,000	3.400	12/06/27	457,790

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	177,020
350,000	5.000	09/30/43	467,643
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	108,650
525,000	5.200	11/02/40	698,648
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	95,580

			1,547,541

Mining – 0.6%
Barrick Gold Corp. (Canada)
405,000	5.250	04/01/42	520,918
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	67,269
170,000	5.750	05/01/43	236,549
Barrick PD Australia Finance Pty Ltd. (Canada)
100,000	5.950	10/15/39	136,763
Southern Copper Corp. (Peru)
640,000	7.500	07/27/35	933,785
250,000	6.750	04/16/40	350,301

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
Southern Copper Corp. (Peru) – (continued)
$418,000	5.250%	11/08/42	$522,485
190,000	5.875	04/23/45	259,156
Vale Overseas Ltd. (Brazil)
350,000	6.875	11/21/36	477,531
600,000	6.875	11/10/39	822,750

			4,327,507

Technology – 0.0%
NXP BV / NXP Funding LLC / NXP USA, Inc.(b) (Netherlands)
100,000	3.400	05/01/30	108,597

Telecommunications – 0.3%
America Movil SAB de CV (Mexico)
514,000	3.125	07/16/22	531,548
640,000	6.125	03/30/40	890,266
470,000	4.375	04/22/49	554,397

			1,976,211

Wireless – 0.5%
Vodafone Group PLC (United Kingdom)
532,000	2.950	02/19/23	557,990
1,000,000	3.750	01/16/24	1,090,136
50,000	4.125	05/30/25	56,132
700,000	5.250	05/30/48	884,833
500,000	4.875	06/19/49	599,303
500,000	4.250	09/17/50	552,648

			3,741,042

Wirelines – 0.4%
Orange SA (France)
430,000	9.000	03/01/31	681,739
260,000	5.375	01/13/42	344,766
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	226,625
100,000	7.045	06/20/36	142,031
500,000	4.665	03/06/38	566,798
600,000	5.213	03/08/47	706,500
415,000	4.895	03/06/48	477,436

			3,145,895

TOTAL FOREIGN CORPORATE DEBT
(Cost $131,614,215)			$134,400,964

Shares	Dividend Rate	Value

Investment Company – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,536,790	0.036%	$2,536,790
(Cost $2,536,790)

TOTAL INVESTMENTS – 99.2%
(Cost $741,048,856)		$753,318,347

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		5,845,182

NET ASSETS – 100.0%		$759,163,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 84.7%
U.S. Cash Management Bill
$295,555,700	0.041%	06/29/21	$295,523,189
U.S. Treasury Bills
617,710,900	0.033	04/15/21	617,687,736
1,620,000	0.023	05/27/21	1,619,883
122,145,500	0.039	05/27/21	122,136,644
71,296,900	0.075	05/27/21	71,291,731
65,009,700	0.083	05/27/21	65,004,987
143,197,500	0.090	05/27/21	143,187,118
1,190,000	0.030	07/22/21	1,189,799
81,418,200	0.049	07/22/21	81,404,455
182,776,100	0.072	07/22/21	182,745,244
145,372,600	0.049	08/19/21	145,338,074
168,000	0.035	10/07/21	167,959
728,000	0.099	10/07/21	727,822
26,134,600	0.122	10/07/21	26,128,211
560,000	0.053	12/30/21	559,702
86,069,500	0.084	12/30/21	86,023,711

TOTAL U.S. TREASURY BILLS
(Cost $1,840,640,606)			$1,840,736,265

U.S. Treasury Notes – 15.8%
U.S. Treasury Notes
$73,826,000	2.750%	09/15/21	$74,899,933
79,688,500	2.000	10/31/21	80,721,103
73,791,200	2.875	11/15/21	75,249,275
96,470,700	2.500	01/15/22	98,502,911
13,989,000	2.500	02/15/22	14,312,224

TOTAL U.S. TREASURY NOTES
(Cost $343,618,754)			$343,685,446

TOTAL INVESTMENTS – 100.5%
(Cost $2,184,259,360)			$2,184,421,711

LIABILITIES IN EXCESS OF ASSETS – (0.5)%			(11,559,828)

NET ASSETS – 100.0%			$2,172,861,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

U.S. Treasury Notes – 34.5%
U.S. Treasury Notes
$2,900,000	1.375%		08/31/23		$2,983,149
7,060,000	2.125		02/29/24		7,441,406
7,250,000	2.500		01/31/25		7,804,512
8,450,000	2.000		02/15/25		8,932,904
10,450,000	2.125		05/31/26		11,146,394
8,180,000	2.000		11/15/26		8,666,007
5,990,000	2.750		02/15/28		6,630,883
3,090,000	2.875		08/15/28		3,455,368
1,650,000	2.375		05/15/29		1,788,059
3,275,000	1.500		02/15/30		3,309,157

TOTAL U.S. TREASURY NOTES
(Cost $63,301,665)					$62,157,839

Mortgage-Backed Securities – 27.1%
Federal Home Loan Mortgage Corporation
$800,943	4.500		07/01/48		$873,583
Federal National Mortgage Association
1,000,000	1.750		07/02/24		1,044,703
600,000	1.500		TBA-15yr	(a)	605,156
1,600,000	2.000		TBA-15yr	(a)	1,651,250
2,000,000	2.500		TBA-15yr	(a)	2,089,844
1,300,000	3.000		TBA-15yr	(a)	1,373,125
500,000	3.500		TBA-15yr	(a)	532,656
198,522	4.500		06/01/48		216,189
100,000	5.000		12/01/48		110,439
370,865	5.000		12/01/49		410,818
94,593	4.500		01/01/50		103,144
400,001	5.000		04/01/50		441,633
299,512	4.500		10/01/50		328,945
3,000,000	3.500		TBA-30yr	(a)	3,182,578
600,000	2.500		TBA-30yr	(a)	619,781
100,000	5.000		TBA-30yr	(a)	110,531
800,000	1.500		TBA-30yr	(a)	781,750
5,500,000	2.000		TBA-30yr	(a)	5,531,367
7,600,000	3.000		TBA-30yr	(a)	7,944,969
3,100,000	3.500		TBA-30yr	(a)	3,285,758
4,600,000	4.000		TBA-30yr	(a)	4,938,891
600,000	4.500		TBA-30yr	(a)	652,313
Government National Mortgage Association
98,656	5.000		05/20/49		108,149
767,209	3.000		09/20/49		802,358
385,205	4.500		03/20/50		415,208
175,424	5.000		05/20/50		192,113
578,880	4.000		09/20/50		620,126
500,000	2.000		TBA-30yr	(a)	505,937
200,000	2.500		TBA-30yr	(a)	206,969
3,600,000	3.500		TBA-30yr	(a)	3,805,875
1,400,000	4.000		TBA-30yr	(a)	1,493,515
500,000	4.500		TBA-30yr	(a)	538,594
3,300,000	3.000		TBA-30yr	(a)	3,432,258

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $49,218,069)					$48,950,525

Corporate Obligations – 24.6%
Aerospace & Defense – 0.4%
General Dynamics Corp.
15,000	3.625		04/01/30		17,027
Hexcel Corp.
40,000	4.200		02/15/27		42,778
Huntington Ingalls Industries, Inc.
80,000	4.200		05/01/30		91,485
Lockheed Martin Corp.
80,000	3.550		01/15/26		88,958
50,000	4.500		05/15/36		62,165
15,000	3.800		03/01/45		16,937
40,000	2.800		06/15/50		38,378
Northrop Grumman Corp.
40,000	4.030		10/15/47		45,176
Northrop Grumman Systems Corp.
100,000	7.875		03/01/26		129,241
Raytheon Technologies Corp.
30,000	4.450		11/16/38		35,617
80,000	4.875		10/15/40		100,273
Textron, Inc.
80,000	3.000		06/01/30		82,671

					750,706

Banks – 4.1%
American Express Co.
80,000	3.625		12/05/24		88,465
Bank of America Corp.
40,000	4.100		07/24/23		43,606
(3M USD LIBOR + 0.780%)
100,000	3.550	(b)	03/05/24		106,151
(SOFR + 2.150%)
200,000	2.592	(b)	04/29/31		205,152
100,000	7.750		05/14/38		158,558
Bank of America Corp., GMTN
40,000	3.300		01/11/23		42,219
(3M USD LIBOR + 0.930%)
100,000	2.816	(b)	07/21/23		103,310
Bank of America Corp., Series L
125,000	4.750		04/21/45		160,005
Bank of America Corp., MTN
(3M USD LIBOR + 1.160%)
80,000	3.124	(b)	01/20/23		81,895
(3M USD LIBOR + 1.060%)
80,000	3.559	(b)	04/23/27		87,998
(3M USD LIBOR + 0.990%)
200,000	2.496	(b)	02/13/31		204,044
(3M USD LIBOR + 3.150%)
300,000	4.083	(b)	03/20/51		345,776
Bank of New York Mellon Corp. (The)
40,000	3.400		05/15/24		43,634
Bank of New York Mellon Corp. (The), MTN
40,000	2.950		01/29/23		41,951
(3M USD LIBOR + 1.069%)
100,000	3.442	(b)	02/07/28		111,811
90,000	3.300		08/23/29		98,870
Capital One Financial Corp.
120,000	4.200		10/29/25		134,406

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$50,000	3.875%		10/25/23	$54,479
40,000	4.125		07/25/28	45,209
(SOFR + 1.146%)
150,000	2.666	(b)	01/29/31	153,725
(SOFR + 2.107%)
200,000	2.572	(b)	06/03/31	203,585
40,000	6.000		10/31/33	53,148
80,000	5.875		01/30/42	113,128
15,000	4.750		05/18/46	18,311
80,000	4.650		07/23/48	101,157
JPMorgan Chase & Co.
100,000	4.500		01/24/22	103,766
40,000	3.875		02/01/24	43,836
(3M USD LIBOR + 0.730%)
80,000	3.559	(b)	04/23/24	84,969
(SOFR + 1.585%)
40,000	2.005	(b)	03/13/26	41,367
80,000	4.250		10/01/27	92,571
(SOFR + 1.510%)
90,000	2.739	(b)	10/15/30	94,389
(SOFR + 3.790%)
160,000	4.493	(b)	03/24/31	189,195
(3M USD LIBOR + 1.360%)
200,000	3.882	(b)	07/24/38	228,110
15,000	5.400		01/06/42	20,736
40,000	4.850		02/01/44	51,938
(3M USD LIBOR + 1.380%)
40,000	3.964	(b)	11/15/48	46,169
(SOFR + 2.440%)
80,000	3.109	(b)	04/22/51	80,791
KeyCorp, MTN
120,000	4.100		04/30/28	137,987
80,000	2.550		10/01/29	83,136
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	310,787
Morgan Stanley
80,000	4.300		01/27/45	97,463
75,000	4.375		01/22/47	92,388
Morgan Stanley, GMTN
300,000	3.700		10/23/24	331,085
120,000	4.350		09/08/26	137,614
(SOFR + 1.143%)
200,000	2.699	(b)	01/22/31	207,591
Northern Trust Corp.
15,000	3.950		10/30/25	16,831
100,000	3.650		08/03/28	112,564
150,000	3.150		05/03/29	164,310
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	87,999
200,000	3.450		04/23/29	223,156
State Street Corp.
160,000	2.400		01/24/30	167,330
Truist Bank
40,000	3.200		04/01/24	43,134

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp.
40,000	2.700		01/27/22	40,810
Truist Financial Corp., MTN
100,000	3.050		06/20/22	103,386
80,000	3.875		03/19/29	90,578
US Bancorp
15,000	2.400		07/30/24	15,908
US Bancorp, MTN
40,000	2.950		07/15/22	41,362
80,000	3.900		04/26/28	91,711
80,000	3.000		07/30/29	86,015
80,000	1.375		07/22/30	76,096
US Bancorp, Series X
150,000	3.150		04/27/27	165,749
Wells Fargo & Co.
100,000	3.069		01/24/23	102,433
(SOFR + 2.530%)
200,000	3.068	(b)	04/30/41	203,976
Wells Fargo & Co., MTN
100,000	2.625		07/22/22	103,199
(3M USD LIBOR + 4.240%)
200,000	5.013	(b)	04/04/51	265,658

				7,478,686

Basic Industry – 0.6%
Albemarle Corp.
80,000	4.150		12/01/24	88,684
Dow Chemical Co. (The)
60,000	3.600		11/15/50	61,343
DuPont de Nemours, Inc.
120,000	2.169		05/01/23	120,569
54,000	4.205		11/15/23	59,267
15,000	5.419		11/15/48	19,548
Ecolab, Inc.
40,000	2.375		08/10/22	41,105
15,000	3.950		12/01/47	17,229
Georgia-Pacific LLC
10,000	8.000		01/15/24	12,065
International Paper Co.
15,000	4.400		08/15/47	17,907
15,000	4.350		08/15/48	18,081
Linde, Inc.
100,000	1.100		08/10/30	93,047
LYB International Finance III LLC
80,000	3.625		04/01/51	80,110
Mosaic Co. (The)
80,000	4.875		11/15/41	89,871
PPG Industries, Inc.
15,000	3.750		03/15/28	17,178
Sherwin-Williams Co. (The)
280,000	2.750		06/01/22	287,186
Westlake Chemical Corp.
40,000	3.600		08/15/26	43,850

				1,067,040

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – 0.1%
Discovery Communications LLC
$80,000	4.125%	05/15/29	$90,297
40,000	3.625	05/15/30	43,789
Fox Corp.
40,000	4.030	01/25/24	43,712
40,000	4.709	01/25/29	46,666
40,000	5.576	01/25/49	52,371

			276,835

Brokerage – 0.4%
Affiliated Managers Group, Inc.
160,000	3.300	06/15/30	169,374
BlackRock, Inc.
15,000	3.250	04/30/29	16,675
15,000	1.900	01/28/31	14,827
CME Group, Inc.
15,000	5.300	09/15/43	20,868
E*TRADE Financial Corp.
80,000	4.500	06/20/28	93,001
Intercontinental Exchange, Inc.
160,000	4.000	10/15/23	174,313
15,000	3.000	06/15/50	14,264
10,000	3.000	09/15/60	9,409
Jefferies Group LLC
20,000	6.500	01/20/43	25,909
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
40,000	4.150	01/23/30	45,154
Legg Mason, Inc.
15,000	5.625	01/15/44	20,413
Nasdaq, Inc.
80,000	3.250	04/28/50	78,517
Raymond James Financial, Inc.
15,000	4.950	07/15/46	18,914

			701,638

Building Materials – 0.1%
Mohawk Industries, Inc.
120,000	3.850	02/01/23	126,819

Capital Goods – 1.0%
Caterpillar Financial Services Corp., MTN
80,000	2.850	06/01/22	82,524
Caterpillar, Inc.
50,000	3.803	08/15/42	58,003
Cummins, Inc.
60,000	0.750	09/01/25	59,583
Deere & Co.
40,000	2.875	09/07/49	40,053
Eaton Corp.
70,000	2.750	11/02/22	72,803
Emerson Electric Co.
80,000	1.950	10/15/30	80,701
15,000	6.000	08/15/32	20,066
Fortive Corp.
15,000	4.300	06/15/46	17,375

Corporate Obligations – (continued)
Capital Goods – (continued)
General Electric Co.
100,000	2.700	10/09/22	103,735
80,000	4.500	03/11/44	90,837
General Electric Co., MTN
160,000	5.550	01/05/26	189,963
Honeywell International, Inc.
100,000	2.700	08/15/29	106,580
Illinois Tool Works, Inc.
15,000	3.900	09/01/42	17,839
John Deere Capital Corp., MTN
40,000	2.650	01/06/22	40,822
80,000	2.450	01/09/30	83,800
Leggett & Platt, Inc.
80,000	4.400	03/15/29	90,211
Lennox International, Inc.
80,000	1.700	08/01/27	80,219
Otis Worldwide Corp.
60,000	2.293	04/05/27	62,590
Parker-Hannifin Corp., MTN
15,000	4.200	11/21/34	17,665
Republic Services, Inc.
22,000	4.750	05/15/23	23,841
Rockwell Automation, Inc.
15,000	4.200	03/01/49	18,411
Waste Connections, Inc.
40,000	3.050	04/01/50	39,015
Westinghouse Air Brake Technologies Corp.
30,000	4.400	03/15/24	32,780
100,000	3.200	06/15/25	106,427
140,000	3.450	11/15/26	150,900
WW Grainger, Inc.
120,000	1.850	02/15/25	124,682
Xylem, Inc.
15,000	3.250	11/01/26	16,481

			1,827,906

Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
90,000	4.200	03/15/28	100,494
40,000	6.484	10/23/45	53,415
40,000	5.375	05/01/47	46,658
40,000	5.125	07/01/49	45,800
40,000	6.834	10/23/55	55,605
Comcast Corp.
75,000	3.300	04/01/27	82,723
50,000	3.150	02/15/28	54,467
300,000	2.650	02/01/30	313,121
80,000	4.400	08/15/35	96,001
60,000	4.000	08/15/47	68,553
25,000	3.969	11/01/47	28,279
75,000	4.000	03/01/48	85,229
40,000	3.999	11/01/49	45,749
80,000	2.800	01/15/51	74,317
Omnicom Group, Inc.
80,000	4.200	06/01/30	92,053

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC
$15,000	5.875%	11/15/40	$18,832
15,000	5.500	09/01/41	18,169
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	17,826
ViacomCBS, Inc.
15,000	3.375	03/01/22	15,324
80,000	3.875	04/01/24	86,861
80,000	4.000	01/15/26	89,489
11,000	6.875	04/30/36	15,477
15,000	4.900	08/15/44	17,623
Walt Disney Co. (The)
80,000	3.000	09/15/22	83,294
80,000	2.000	09/01/29	80,573
80,000	3.800	03/22/30	91,314
90,000	3.500	05/13/40	97,435
15,000	4.750	09/15/44	18,873
50,000	3.600	01/13/51	53,963

			1,947,517

Consumer Cyclical – 2.5%
Amazon.com, Inc.
80,000	4.050	08/22/47	94,708
15,000	2.500	06/03/50	13,708
American Honda Finance Corp., MTN
100,000	2.200	06/27/22	102,408
Aptiv PLC
40,000	4.250	01/15/26	45,307
BorgWarner, Inc.
100,000	3.375	03/15/25	108,756
Costco Wholesale Corp.
40,000	3.000	05/18/27	43,923
Dollar General Corp.
200,000	3.500	04/03/30	218,606
DR Horton, Inc.
80,000	2.500	10/15/24	84,531
120,000	2.600	10/15/25	126,985
100,000	1.400	10/15/27	98,647
eBay, Inc.
15,000	4.000	07/15/42	16,590
General Motors Co.
100,000	5.400	10/02/23	111,509
40,000	5.950	04/01/49	52,191
General Motors Financial Co., Inc.
120,000	3.150	06/30/22	123,830
40,000	3.700	05/09/23	42,408
100,000	4.250	05/15/23	107,376
100,000	2.900	02/26/25	106,050
80,000	3.850	01/05/28	87,236
Global Payments, Inc.
120,000	4.800	04/01/26	138,505
Home Depot, Inc. (The)
40,000	2.625	06/01/22	41,094
90,000	3.350	09/15/25	99,132
80,000	2.950	06/15/29	86,478
80,000	4.200	04/01/43	95,323

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lowe’s Cos., Inc.
80,000	3.120	04/15/22	82,137
40,000	3.650	04/05/29	44,711
30,000	3.000	10/15/50	28,311
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	57,637
Mastercard, Inc.
80,000	2.000	03/03/25	82,972
15,000	3.300	03/26/27	16,611
McDonald’s Corp., MTN
45,000	4.700	12/09/35	55,384
60,000	4.450	09/01/48	71,691
NIKE, Inc.
100,000	2.250	05/01/23	103,782
20,000	3.375	03/27/50	21,638
NVR, Inc.
80,000	3.000	05/15/30	84,745
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	91,989
Starbucks Corp.
250,000	3.800	08/15/25	278,696
Target Corp.
160,000	3.500	07/01/24	175,515
15,000	3.900	11/15/47	17,884
TJX Cos., Inc. (The)
80,000	3.750	04/15/27	90,220
Toyota Motor Credit Corp.
40,000	3.650	01/08/29	45,300
Toyota Motor Credit Corp., MTN
100,000	2.650	04/12/22	102,656
80,000	1.150	05/26/22	80,824
100,000	0.350	10/14/22	100,068
80,000	3.375	04/01/30	88,274
Visa, Inc.
50,000	0.750	08/15/27	48,362
40,000	4.300	12/14/45	49,524
Walmart, Inc.
100,000	3.300	04/22/24	107,960
180,000	3.550	06/26/25	199,577
150,000	3.050	07/08/26	164,629
50,000	7.550	02/15/30	72,854
40,000	4.750	10/02/43	51,421
Western Union Co. (The)
40,000	6.200	11/17/36	50,128

			4,510,801

Consumer Noncyclical – 2.3%
Abbott Laboratories
80,000	3.875	09/15/25	89,430
200,000	4.750	11/30/36	258,159
75,000	6.000	04/01/39	108,658
AbbVie, Inc.
200,000	3.450	03/15/22	205,461
90,000	3.600	05/14/25	98,474
80,000	4.550	03/15/35	96,142
40,000	4.500	05/14/35	47,378
60,000	4.850	06/15/44	74,165

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$15,000	4.700%		05/14/45	$17,922
50,000	4.250		11/21/49	57,577
Agilent Technologies, Inc.
120,000	2.750		09/15/29	125,628
Altria Group, Inc.
115,000	3.400		05/06/30	122,368
40,000	5.375		01/31/44	47,476
Amgen, Inc.
250,000	2.600		08/19/26	266,039
160,000	2.450		02/21/30	163,550
Becton Dickinson and Co.
80,000	3.794		05/20/50	87,680
Biogen, Inc.
80,000	3.150		05/01/50	75,324
Bristol-Myers Squibb Co.
350,000	0.750		11/13/25	346,381
200,000	2.350		11/13/40	188,488
150,000	5.000		08/15/45	199,536
Cardinal Health, Inc.
100,000	3.200		06/15/22	103,442
Centene Corp.
15,000	4.625		12/15/29	16,162
15,000	3.375		02/15/30	15,413
75,000	3.000		10/15/30	76,875
Eli Lilly and Co.
250,000	3.375		03/15/29	277,899
Equifax, Inc.
40,000	3.250		06/01/26	43,152
Gilead Sciences, Inc.
60,000	4.500		02/01/45	70,772
Johnson & Johnson
100,000	0.550		09/01/25	98,400
15,000	0.950		09/01/27	14,684
90,000	2.900		01/15/28	98,379
25,000	3.625		03/03/37	28,942
35,000	3.700		03/01/46	39,906
Kroger Co. (The)
15,000	4.450		02/01/47	17,472
Merck & Co., Inc.
60,000	3.600		09/15/42	66,941
20,000	3.700		02/10/45	22,315
Mylan, Inc.
40,000	5.400		11/29/43	48,637
Pfizer, Inc.
40,000	0.800		05/28/25	39,778
10,000	4.100		09/15/38	11,804
40,000	2.700		05/28/50	37,817
Philip Morris International, Inc.
40,000	3.250		11/10/24	43,579
15,000	4.375		11/15/41	17,304
15,000	4.875		11/15/43	18,336
10,000	4.250		11/10/44	11,415
Thermo Fisher Scientific, Inc.
200,000	2.950		09/19/26	215,770

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Walgreens Boots Alliance, Inc.
40,000	4.800		11/18/44	44,906
Wyeth LLC
10,000	6.500		02/01/34	14,849

				4,170,785

Consumer Products – 0.1%
Colgate-Palmolive Co.
15,000	3.700		08/01/47	17,604
Colgate-Palmolive Co., MTN
40,000	4.000		08/15/45	48,953
Procter & Gamble Co. (The)
40,000	2.150		08/11/22	41,118
Whirlpool Corp., MTN
15,000	5.150		03/01/43	18,059

				125,734

Distributors – 0.1%
PACCAR Financial Corp., MTN
100,000	2.650		04/06/23	104,668

Electric – 1.8%
American Electric Power Co., Inc.
40,000	3.250		03/01/50	38,348
American Electric Power Co., Inc., Series J
36,000	4.300		12/01/28	41,136
Atmos Energy Corp.
40,000	4.150		01/15/43	45,825
40,000	3.375		09/15/49	41,270
Berkshire Hathaway Energy Co.
40,000	4.500		02/01/45	47,804
40,000	4.250	(c)	10/15/50	46,834
Black Hills Corp.
15,000	4.350		05/01/33	17,339
Cleco Corporate Holdings LLC
80,000	3.375		09/15/29	83,030
Cleco Power LLC
15,000	6.000		12/01/40	19,051
Consolidated Edison Co. of New York, Inc.
40,000	4.625		12/01/54	49,167
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750		04/01/38	14,571
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200		03/15/42	46,182
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125		05/15/49	16,899
Consumers Energy Co.
15,000	4.350		04/15/49	18,597
Dominion Energy South Carolina, Inc.
80,000	5.100		06/01/65	114,420
Dominion Energy, Inc.
80,000	4.250		06/01/28	92,186
Dominion Energy, Inc., Series B
80,000	2.750		01/15/22	81,494
DTE Electric Co.
15,000	3.700		03/15/45	16,562

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
DTE Electric Co., Series A
$40,000	4.000%	04/01/43	$46,091
DTE Energy Co., Series C
80,000	2.529	10/01/24	84,646
Duke Energy Carolinas LLC
40,000	3.950	03/15/48	45,083
Duke Energy Corp.
80,000	2.400	08/15/22	82,174
Duke Energy Indiana LLC
90,000	6.350	08/15/38	129,084
40,000	6.450	04/01/39	58,458
Duke Energy Progress LLC
15,000	4.100	05/15/42	17,223
Eastern Energy Gas Holdings LLC
15,000	4.600	12/15/44	17,512
Entergy Louisiana LLC
15,000	4.200	04/01/50	17,739
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	46,634
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	17,383
Eversource Energy
60,000	3.450	01/15/50	62,264
FirstEnergy Corp., Series B
120,000	4.250	03/15/23	127,447
Florida Power & Light Co.
15,000	3.125	12/01/25	16,313
80,000	4.950	06/01/35	104,025
15,000	4.125	02/01/42	17,848
Georgia Power Co., Series B
15,000	3.700	01/30/50	15,830
Interstate Power and Light Co.
40,000	3.500	09/30/49	41,664
Kentucky Utilities Co.
40,000	3.300	06/01/50	40,319
MidAmerican Energy Co.
15,000	3.150	04/15/50	15,144
NextEra Energy Capital Holdings, Inc.
280,000	2.900	04/01/22	287,655
NSTAR Electric Co.
15,000	3.200	05/15/27	16,533
Ohio Power Co., Series D
15,000	6.600	03/01/33	20,716
Oklahoma Gas and Electric Co.
40,000	3.900	05/01/43	43,835
Oncor Electric Delivery Co. LLC
100,000	3.800	06/01/49	114,185
ONE Gas, Inc.
40,000	4.658	02/01/44	47,727
Pacific Gas and Electric Co.
50,000	4.550	07/01/30	55,699
15,000	4.500	12/15/41	15,092
60,000	4.950	07/01/50	64,912
PacifiCorp
57,000	2.950	02/01/22	58,037
35,000	6.250	10/15/37	48,987
40,000	4.150	02/15/50	47,045

Corporate Obligations – (continued)
Electric – (continued)
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	30,383
PPL Electric Utilities Corp.
40,000	4.125	06/15/44	46,208
Public Service Co. of Colorado, Series 36
80,000	2.700	01/15/51	76,241
Puget Sound Energy, Inc.
55,000	4.223	06/15/48	65,839
Sempra Energy
15,000	6.000	10/15/39	20,204
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	16,221
Union Electric Co.
42,000	3.500	03/15/29	46,961
40,000	2.950	03/15/30	43,294
Virginia Electric and Power Co., Series B
15,000	3.800	09/15/47	16,727
Virginia Electric and Power Co., Series C
80,000	4.000	11/15/46	92,186
Wisconsin Electric Power Co.
40,000	4.300	12/15/45	46,509
Wisconsin Public Service Corp.
10,000	3.300	09/01/49	10,499
Xcel Energy, Inc.
40,000	3.500	12/01/49	41,886

			3,207,177

Energy – 1.3%
BP Capital Markets America, Inc.
190,000	4.234	11/06/28	219,575
40,000	2.772	11/10/50	34,883
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	91,800
40,000	5.125	06/30/27	46,650
Chevron Corp.
100,000	2.236	05/11/30	101,454
El Paso Natural Gas Co. LLC
15,000	8.375	06/15/32	21,350
Energy Transfer Operating LP
40,000	3.750	05/15/30	41,980
Energy Transfer Partners LP / Regency Energy Finance Corp.
100,000	5.875	03/01/22	103,935
120,000	4.500	11/01/23	130,140
Enterprise Products Operating LLC
40,000	4.850	08/15/42	47,265
80,000	4.200	01/31/50	86,047
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	108,876
EOG Resources, Inc.
80,000	3.900	04/01/35	87,391
Exxon Mobil Corp.
80,000	4.227	03/19/40	91,548
100,000	4.327	03/19/50	115,622
Halliburton Co.
50,000	5.000	11/15/45	57,625
Kinder Morgan Energy Partners LP
15,000	5.500	03/01/44	17,997

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Kinder Morgan Energy Partners LP, MTN
$40,000	6.950%	01/15/38	$53,285
Kinder Morgan, Inc.
15,000	5.300	12/01/34	18,014
Magellan Midstream Partners LP
15,000	4.200	10/03/47	16,033
MPLX LP
100,000	2.650	08/15/30	99,875
40,000	4.700	04/15/48	42,816
ONEOK Partners LP
15,000	6.650	10/01/36	18,781
ONEOK, Inc.
80,000	2.200	09/15/25	82,502
40,000	5.200	07/15/48	43,820
Ovintiv Exploration, Inc.
40,000	5.375	01/01/26	44,200
Ovintiv, Inc.
40,000	8.125	09/15/30	53,395
Phillips 66
40,000	4.300	04/01/22	41,850
Phillips 66 Partners LP
80,000	4.680	02/15/45	84,822
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	136,500
110,000	5.625	03/01/25	126,555
40,000	4.200	03/15/28	44,700
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	60,119
40,000	3.950	05/15/50	42,461

			2,413,866

Financial Company – 0.6%
Air Lease Corp.
26,000	3.500	01/15/22	26,681
300,000	2.875	01/15/26	311,523
Aircastle Ltd.
80,000	5.000	04/01/23	85,685
15,000	4.250	06/15/26	15,851
Ally Financial, Inc.
160,000	4.125	02/13/22	165,478
75,000	5.125	09/30/24	85,548
Ares Capital Corp.
65,000	3.625	01/19/22	66,521
80,000	3.250	07/15/25	83,517
GE Capital International Funding Co. Unlimited Co.
200,000	4.418	11/15/35	226,970

			1,067,774

Food and Beverage – 1.2%
Campbell Soup Co.
40,000	4.800	03/15/48	48,670
Coca-Cola Co. (The)
175,000	1.750	09/06/24	182,294
Conagra Brands, Inc.
80,000	4.600	11/01/25	91,841
Constellation Brands, Inc.
40,000	3.150	08/01/29	42,661

Corporate Obligations – (continued)
Food and Beverage – (continued)
Flowers Foods, Inc.
20,000	4.375	04/01/22	20,620
General Mills, Inc.
80,000	2.875	04/15/30	84,299
255,000	4.550	04/17/38	311,218
15,000	4.150	02/15/43	17,514
Hershey Co. (The)
80,000	3.375	08/15/46	84,955
J M Smucker Co. (The)
15,000	4.375	03/15/45	17,240
Kellogg Co.
80,000	2.650	12/01/23	84,668
Keurig Dr Pepper, Inc.
160,000	4.417	05/25/25	180,762
Kraft Heinz Foods Co.
100,000	3.950	07/15/25	111,431
150,000	3.000	06/01/26	158,119
95,000	4.625	01/30/29	109,416
15,000	5.000	07/15/35	18,069
McCormick & Co., Inc.
160,000	2.700	08/15/22	165,053
Molson Coors Beverage Co.
160,000	4.200	07/15/46	169,962
PepsiCo, Inc.
40,000	3.500	07/17/25	44,056
40,000	2.750	03/19/30	42,698
40,000	3.375	07/29/49	42,932
Sysco Corp.
80,000	2.400	02/15/30	81,015
Tyson Foods, Inc.
40,000	3.550	06/02/27	44,283

			2,153,776

Hardware – 0.1%
Micron Technology, Inc.
120,000	4.185	02/15/27	136,200

Healthcare – 1.1%
Aetna, Inc.
40,000	4.750	03/15/44	47,831
Anthem, Inc.
15,000	4.650	08/15/44	18,183
40,000	4.850	08/15/54	48,197
Cigna Corp.
200,000	3.750	07/15/23	215,119
CVS Health Corp.
220,000	3.250	08/15/29	236,720
100,000	1.750	08/21/30	94,983
70,000	5.050	03/25/48	87,164
100,000	4.250	04/01/50	114,825
Evernorth Health, Inc.
120,000	4.500	02/25/26	137,279
HCA, Inc.
150,000	4.750	05/01/23	162,937
40,000	5.250	04/15/25	46,100
40,000	4.500	02/15/27	45,700
60,000	4.125	06/15/29	67,800

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$40,000	5.500%	06/15/47	$50,550
Humana, Inc.
40,000	3.950	08/15/49	44,824
Quest Diagnostics, Inc.
120,000	2.800	06/30/31	125,552
UnitedHealth Group, Inc.
250,000	3.750	07/15/25	278,592
11,000	5.800	03/15/36	15,103
80,000	2.750	05/15/40	78,495
40,000	5.950	02/15/41	56,307
40,000	3.750	10/15/47	44,250

			2,016,511

Insurance – 0.7%
Allstate Corp. (The)
15,000	4.200	12/15/46	18,036
Arch Capital Group Ltd.
15,000	3.635	06/30/50	15,595
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	43,857
Berkshire Hathaway Finance Corp.
15,000	5.750	01/15/40	20,944
80,000	4.400	05/15/42	97,084
Brown & Brown, Inc.
80,000	4.200	09/15/24	89,188
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	164,822
Cincinnati Financial Corp.
80,000	6.920	05/15/28	102,815
CNO Financial Group, Inc.
80,000	5.250	05/30/29	94,300
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	32,093
Lincoln National Corp.
80,000	4.000	09/01/23	87,243
80,000	3.800	03/01/28	89,921
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	86,579
MetLife, Inc.
80,000	4.600	05/13/46	100,811
Progressive Corp. (The)
15,000	4.200	03/15/48	18,190
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	21,820
15,000	4.350	02/25/50	17,835
60,000	3.700	03/13/51	65,185
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	45,095
Voya Financial, Inc.(b)
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48	41,478

			1,252,891

Metals – 0.1%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	86,800

Corporate Obligations – (continued)
Metals – (continued)
Steel Dynamics, Inc. – (continued)
15,000	3.250	01/15/31	16,050

			102,850

Metals and Mining – 0.1%
Newmont Corp.
50,000	5.875	04/01/35	68,190
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	85,831

			154,021

Other – 0.0%
Yale University, Series 2020
80,000	2.402	04/15/50	74,946

REITs and Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.
15,000	4.000	02/01/50	16,537
Boston Properties LP
100,000	4.500	12/01/28	115,987
80,000	3.400	06/21/29	85,348
90,000	2.900	03/15/30	92,949
Camden Property Trust
80,000	3.150	07/01/29	86,033
Duke Realty LP
80,000	4.000	09/15/28	90,781
Equinix, Inc.
80,000	5.375	05/15/27	86,700
ERP Operating LP
40,000	4.150	12/01/28	45,802
GLP Capital LP / GLP Financing II, Inc.
150,000	5.375	11/01/23	164,060
40,000	5.750	06/01/28	46,796
Kimco Realty Corp.
40,000	3.400	11/01/22	41,715
Omega Healthcare Investors, Inc.
40,000	3.625	10/01/29	41,481
Prologis LP
40,000	2.125	10/15/50	33,482
Sabra Health Care LP
30,000	5.125	08/15/26	33,843
Welltower, Inc.
200,000	4.250	04/15/28	226,863

			1,208,377

Revenue – 0.0%
California Institute of Technology
15,000	3.650	09/01/19	16,352
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	14,569
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	39,639

			70,560

Software – 0.3%
Oracle Corp.
300,000	2.950	11/15/24	323,498
100,000	2.950	04/01/30	106,491
20,000	5.375	07/15/40	26,450

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$50,000	4.375%		05/15/55	$58,812
15,000	3.850		04/01/60	16,065
salesforce.com, Inc.
80,000	3.700		04/11/28	90,781

				622,097

Technology – 2.2%
Adobe, Inc.
80,000	2.300		02/01/30	82,286
Alphabet, Inc.
15,000	1.998		08/15/26	15,744
Apple, Inc.
15,000	3.350		02/09/27	16,652
15,000	3.200		05/11/27	16,554
200,000	4.500		02/23/36	251,915
80,000	3.850		05/04/43	92,614
80,000	4.450		05/06/44	100,078
Applied Materials, Inc.
300,000	3.300		04/01/27	332,457
Automatic Data Processing, Inc.
15,000	1.250		09/01/30	14,221
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625		01/15/24	172,172
Broadcom, Inc.
90,000	4.250		04/15/26	100,629
60,000	4.750		04/15/29	68,411
200,000	3.500	(c)	02/15/41	197,728
Cisco Systems, Inc.
160,000	3.625		03/04/24	175,171
Corning, Inc.
45,000	4.375		11/15/57	50,791
Dell International LLC / EMC Corp.
100,000	5.450	(c)	06/15/23	109,731
100,000	6.020	(c)	06/15/26	119,422
HP, Inc.
15,000	6.000		09/15/41	19,109
Intel Corp.
120,000	2.875		05/11/24	128,418
200,000	3.700		07/29/25	222,306
80,000	3.734		12/08/47	88,862
International Business Machines Corp.
15,000	5.875		11/29/32	20,525
150,000	4.150		05/15/39	176,025
150,000	4.000		06/20/42	171,370
Intuit, Inc.
15,000	1.350		07/15/27	14,936
Jabil, Inc.
80,000	3.600		01/15/30	85,384
KLA Corp.
80,000	3.300		03/01/50	81,435
Microsoft Corp.
220,000	4.250		02/06/47	279,626
20,000	2.675		06/01/60	18,479
NetApp, Inc.
80,000	1.875		06/22/25	82,310
PayPal Holdings, Inc.
160,000	2.400		10/01/24	169,352

Corporate Obligations – (continued)
Technology – (continued)
QUALCOMM, Inc.
200,000	4.300		05/20/47	243,125
Seagate HDD Cayman(c)
120,000	4.125		01/15/31	125,550
VMware, Inc.
80,000	4.700		05/15/30	93,188
Xilinx, Inc.
40,000	2.950		06/01/24	42,683

				3,979,259

Transportation – 0.6%
Burlington Northern Santa Fe LLC
50,000	5.750		05/01/40	68,800
25,000	5.150		09/01/43	32,994
40,000	3.900		08/01/46	45,706
40,000	4.125		06/15/47	47,158
40,000	4.150		12/15/48	47,521
CSX Corp.
80,000	4.100		03/15/44	90,598
40,000	4.300		03/01/48	47,316
FedEx Corp.
40,000	3.900		02/01/35	45,085
40,000	4.400		01/15/47	45,333
40,000	4.950		10/17/48	49,448
Southwest Airlines Co.
40,000	5.250		05/04/25	45,797
Union Pacific Corp.
40,000	3.700		03/01/29	44,698
120,000	3.799		10/01/51	133,194
80,000	3.839		03/20/60	88,722
15,000	3.750		02/05/70	16,152
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
82,833	2.695		05/12/27	87,867
United Parcel Service, Inc.
40,000	3.625		10/01/42	44,449
15,000	4.250		03/15/49	18,121
15,000	5.300		04/01/50	20,511

				1,019,470

Water – 0.1%
American Water Capital Corp.
105,000	3.750		09/01/47	115,946
40,000	4.200		09/01/48	47,402

				163,348

Wireless – 0.9%
American Tower Corp.
20,000	3.100		06/15/50	18,683
AT&T, Inc.
80,000	4.350		03/01/29	91,704
80,000	4.300		02/15/30	91,041
100,000	5.250		03/01/37	123,178
120,000	3.500		06/01/41	120,042
180,000	4.650		06/01/44	202,654
50,000	3.500	(c)	09/15/53	45,580
150,000	3.550	(c)	09/15/55	136,023
50,000	3.650	(c)	09/15/59	45,798

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Crown Castle International Corp.
$40,000	3.300%		07/01/30	$43,022
40,000	4.150		07/01/50	43,905
T-Mobile USA, Inc.
90,000	3.500	(c)	04/15/25	97,090
60,000	3.750	(c)	04/15/27	66,057
30,000	4.375	(c)	04/15/40	33,425
Verizon Communications, Inc.
75,000	4.329		09/21/28	86,723
100,000	3.150		03/22/30	106,311
21,000	4.500		08/10/33	24,926
100,000	4.272		01/15/36	114,630
80,000	5.500		03/16/47	106,552
40,000	4.522		09/15/48	46,754
40,000	4.000		03/22/50	43,572

				1,687,670

TOTAL CORPORATE OBLIGATIONS
(Cost $45,416,959)				$44,419,928

U.S. Treasury Bonds – 6.8%
U.S. Treasury Bonds
$3,075,000	4.375%		02/15/38	$4,203,621
2,755,000	3.875		08/15/40	3,593,446
1,450,000	2.500		02/15/45	1,540,795
810,000	2.500		05/15/46	860,150
2,250,000	2.000		02/15/50	2,159,297

TOTAL U.S. TREASURY BONDS
(Cost $13,573,961)				$12,357,309

Foreign Corporate Debt – 4.3%
Banks – 1.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	1.125%		09/18/25	$198,551
Bank of Montreal, MTN (Canada)
200,000	2.900		03/26/22	205,671
Bank of Nova Scotia (The) (Canada)
105,000	2.700		03/07/22	107,668
200,000	3.400		02/11/24	216,300
Barclays PLC (United Kingdom)
200,000	4.375		09/11/24	219,946
200,000	5.200		05/12/26	228,343
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803	(b)	03/11/25	380,027
200,000	6.500		09/15/37	275,533
Lloyds Banking Group PLC(b) (United Kingdom)
(US 1 Year CMT T-Note + 3.500%)
200,000	3.870		07/09/25	219,947
Mitsubishi UFJ Financial Group, Inc. (Japan)
200,000	3.850		03/01/26	224,825
100,000	3.741		03/07/29	111,783
Natwest Group PLC (United Kingdom)
100,000	6.000		12/19/23	113,749
Royal Bank of Canada, GMTN (Canada)
40,000	1.600		04/17/23	41,100

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
$140,000	3.010%		10/19/26	151,755
Toronto-Dominion Bank (The)(b) (Canada)
(5 Year USD Swap + 2.205%)
160,000	3.625		09/15/31	177,200
Westpac Banking Corp. (Australia)
40,000	2.800		01/11/22	40,952
80,000	3.400		01/25/28	89,063
Westpac Banking Corp.(b), GMTN (Australia)
(5 Year USD Swap + 2.236%)
80,000	4.322		11/23/31	89,396

				3,091,809

Basic Industry – 0.0%
Syngenta Finance NV (Switzerland)
20,000	3.125		03/28/22	20,275

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	57,936
15,000	3.500		03/30/51	15,035

				72,971

Capital Goods – 0.1%
CNH Industrial NV (United Kingdom)
80,000	4.500		08/15/23	87,190

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
40,000	3.500		03/16/23	42,410

Consumer Noncyclical – 0.5%
AstraZeneca PLC (United Kingdom)
80,000	3.375		11/16/25	87,938
150,000	0.700		04/08/26	145,361
15,000	4.375		11/16/45	18,030
BAT Capital Corp. (United Kingdom)
80,000	5.282		04/02/50	90,097
Bayer US Finance II LLC (Germany)
100,000	3.375	(c)	07/15/24	107,901
15,000	4.200	(c)	07/15/34	16,328
GlaxoSmithKline Capital PLC (United Kingdom)
100,000	3.000		06/01/24	107,447
GlaxoSmithKline Capital, Inc. (United Kingdom)
150,000	6.375		05/15/38	224,881
20,000	4.200		03/18/43	24,194
Reynolds American, Inc. (United Kingdom)
81,000	5.700		08/15/35	97,527

				919,704

Consumer Products – 0.0%
Koninklijke Philips NV (Netherlands)
15,000	6.875		03/11/38	22,556

Energy – 0.3%
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	116,984
Enbridge, Inc.(b), Series 16-A (Canada)
(3M USD LIBOR + 3.890%)
15,000	6.000		01/15/77	15,825

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Total Capital International SA (France)
$100,000	3.127%		05/29/50	$96,816
TransCanada PipeLines Ltd. (Canada)
80,000	4.875		01/15/26	92,433
120,000	6.200		10/15/37	159,556

				481,614

Food and Beverage – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900		02/01/46	95,646
Anheuser-Busch InBev Finance, Inc. (Belgium)
15,000	4.700		02/01/36	17,954
100,000	4.900		02/01/46	119,120
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
46,000	4.375		04/15/38	53,155
40,000	4.600		04/15/48	45,967
40,000	5.550		01/23/49	51,649
40,000	4.750		04/15/58	47,076

				430,567

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	5.000		01/15/30	225,776

Internet – 0.1%
Baidu, Inc. (China)
200,000	3.075		04/07/25	211,573

Metals – 0.0%
Arcelormittal SA (Luxembourg)
15,000	4.250		07/16/29	16,669
ArcelorMittal SA (Luxembourg)
30,000	3.600		07/16/24	32,100

				48,769

Metals and Mining – 0.1%
Rio Tinto Finance USA Ltd. (Australia)
200,000	3.750		06/15/25	221,901

Mining – 0.1%
Southern Copper Corp. (Peru)
55,000	3.875		04/23/25	60,408
Vale Overseas Ltd. (Brazil)
60,000	6.250		08/10/26	72,600
100,000	3.750		07/08/30	106,415

				239,423

Oil Company-Integrated – 0.3%
Petroleos Mexicanos (Mexico)
300,000	3.500		01/30/23	303,509
250,000	5.950		01/28/31	241,374

				544,883

Technology – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc.(c) (Netherlands)
120,000	3.400		05/01/30	130,317

Telecommunications – 0.1%
America Movil SAB de CV (Mexico)
200,000	2.875		05/07/30	209,611

Foreign Corporate Debt – (continued)
Transportation – 0.0%
Canadian National Railway Co. (Canada)
40,000	4.450		01/20/49	51,167

Wireless – 0.3%
Vodafone Group PLC (United Kingdom)
80,000	2.500		09/26/22	82,558
80,000	2.950		02/19/23	83,908
250,000	4.125		05/30/25	280,662
50,000	5.250		05/30/48	63,202

				510,330

Wirelines – 0.1%
Bell Canada (Canada)
80,000	4.300		07/29/49	94,200
Deutsche Telekom International Finance BV (Germany)
15,000	8.750		06/15/30	22,707

				116,907

TOTAL FOREIGN CORPORATE DEBT
(Cost $7,740,789)				$7,679,753

Foreign Debt Obligations – 1.8%
Sovereign – 1.8%
Abu Dhabi Government International Bond(c) (United Arab Emirates)
$200,000	2.700%		09/02/70	$174,466
China Government International Bond(c) (China)
400,000	0.400		10/21/23	400,311
Colombia Government International Bond (Colombia)
100,000	6.125		01/18/41	121,661
Hungary Government International Bond (Hungary)
16,000	5.375		02/21/23	17,580
Indonesia Government International Bond (Indonesia)
200,000	3.850		10/15/30	221,206
Mexico Government International Bond (Mexico)
280,000	4.000		10/02/23	304,262
250,000	3.250		04/16/30	256,139
Panama Government International Bond (Panama)
200,000	6.700		01/26/36	268,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
200,000	4.550	(c)	03/29/26	227,250
200,000	2.800	(c)	06/23/30	203,000
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	225,336
Qatar Government International Bond(c) (Qatar)
200,000	4.817		03/14/49	248,149
Romanian Government International Bond(c) (Romania)
16,000	3.000		02/14/31	16,232
Russian Foreign Bond – Eurobond(c) (Russia)
200,000	5.250		06/23/47	250,000
Saudi Government International Bond (Saudi Arabia)
200,000	4.625		10/04/47	228,916

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $3,283,655)				$3,163,258

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Shares	Dividend Rate	Value

Investment Company – 23.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
41,857,451	0.036%	$41,857,451
(Cost $41,857,451)

TOTAL INVESTMENTS – 122.3%
(Cost $224,392,549)		$220,586,063

LIABILITIES IN EXCESS OF ASSETS – (22.3)%		(40,218,026)

NET ASSETS – 100.0%		$180,368,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $43,283,117 which represents approximately 24.0% of the Fund’s net assets as of February 28, 2021.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 31.8%
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
$258,340	1.012%	10/15/33	$264,213
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
321,601	1.112	11/15/33	330,224
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
787,808	0.462	09/15/35	793,291
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
293,243	0.532	04/15/37	295,539
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
37,326	0.512	12/15/36	37,647
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
941,116	0.412	08/15/35	945,593
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
173,809	0.712	09/15/37	176,675
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,980,349	0.712	02/15/36	2,014,187
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
277,048	0.462	12/15/40	278,164
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
660,830	0.482	05/15/32	663,698
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
1,567,693	0.562	06/15/42	1,583,326
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
340,096	0.612	06/15/42	343,498
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
475,818	0.412	11/15/41	476,507
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,716,241	0.362	05/15/43	1,717,585
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
127,802	0.562	05/15/41	129,145
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
96,409	0.512	11/15/43	97,230
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
107,267	0.462	11/15/43	108,005
FHLMC REMIC Series 2018-4787, Class ZS(a)
2,243,598	5.000	07/01/48	2,484,461
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
503,675	0.412	04/15/48	504,020

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
2,966,050	0.512	12/15/48	2,989,017

FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,954,751	0.512	07/15/49	1,971,720
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
433,079	0.562	09/15/48	437,037
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
2,929,962	0.544	03/15/38	2,951,292
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
338,939	0.518	07/25/50	341,427
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
4,164,957	0.356	08/15/43	4,170,692
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
264,678	0.462	08/15/36	266,398
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
661,694	0.412	08/15/36	665,530
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
175,876	0.518	07/25/34	177,177
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
427,936	0.568	07/25/34	431,962
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
599,441	0.638	01/25/36	607,803
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
678,275	0.568	10/25/35	684,944
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
184,295	0.418	03/25/36	184,945
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
83,883	0.418	05/25/36	84,286
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
152,742	0.528	06/25/36	154,106
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
1,448,894	0.518	06/25/36	1,461,578
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
266,775	0.478	07/25/36	268,657
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
599,980	0.468	08/25/36	603,949
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
507,352	0.578	09/25/36	513,122

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
$105,510	0.368%	04/25/37	$105,809
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
572,894	0.438	07/25/37	575,654
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
70,530	0.818	02/25/38	71,452
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
344,412	0.868	01/25/40	350,768
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
231,023	0.518	10/25/40	232,963
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
284,517	0.518	10/25/40	286,948
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
173,815	0.588	12/25/40	175,671
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
537,971	1.048	06/25/36	549,644
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
851,581	0.888	06/25/37	868,613
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
368,125	1.038	03/25/36	377,985
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
2,809,819	0.868	05/25/40	2,885,729
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
263,948	0.868	05/25/40	269,628
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
309,863	0.718	11/25/40	311,349
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
244,177	0.698	06/25/41	248,149
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
363,210	0.668	09/25/41	368,099
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
216,733	0.618	09/25/42	218,963
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
1,524,822	0.718	03/25/42	1,550,702
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
233,041	0.618	12/25/35	236,021
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
150,704	0.418	02/25/43	151,091

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
181,059	0.568	01/25/44	182,914
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
1,570,555	0.418	09/25/41	1,574,015
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
125,432	0.618	02/25/43	126,925
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
1,568,307	0.668	04/25/44	1,591,188
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
163,663	0.418	05/25/45	164,371
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
629,643	0.418	12/25/45	632,765
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
1,455,031	0.518	08/25/46	1,467,319
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
3,201,158	0.468	11/25/47	3,219,986
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
1,744,294	0.418	03/25/48	1,751,876
FNMA REMIC Series 2018-3385, Class MA(a)
2,350,496	4.500	06/01/48	2,553,334
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
2,903,602	0.568	08/25/49	2,925,465
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
3,827,540	0.568	03/25/49	3,865,062
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
610,711	0.407	08/16/34	613,740
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
581,529	0.477	01/16/35	585,164
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
177,833	0.611	10/20/37	180,350
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
2,644,800	0.411	07/20/43	2,658,747
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
3,718,640	0.561	09/20/49	3,742,263
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
3,849,395	0.561	05/20/49	3,888,452
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
2,470,969	0.511	05/20/49	2,484,524
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
650,000	2.713	08/15/49	682,841
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
660,460	3.540	08/15/48	702,398
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
265,842	2.655	02/15/46	274,199

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
$700,000	4.218%	07/15/46	$752,131
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875	12/15/45	554,956

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $78,731,828)			$79,218,873

Asset-Backed Securities – 21.1%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a) (3M USD LIBOR + 0.800%)
$901,349	1.018%	04/25/37	$910,402
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
26,928	0.818	07/25/36	26,844
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
135,000	0.557	09/16/24	135,519
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,099,055
Anchorage Capital CLO 4-R Ltd., Series 2018-4RA, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
1,000,000	1.269	01/28/31	1,000,822
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
178,772	1.022	11/17/27	178,840
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
251,603	1.052	04/22/27	251,413
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	505,281
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	1.174	07/20/29	499,592
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
980,386	1.402	10/22/30	980,532
BlueMountain CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.930%) (Cayman Islands)
570,089	1.153	07/18/27	570,235
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
105,157	0.451	06/25/26	105,123
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
991,745	0.371	06/25/26	989,576
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
71,964	1.088	05/25/29	71,992
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
1,032,455	0.988	02/25/30	1,035,656
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
75,824	1.068	07/25/29	75,990

Asset-Backed Securities – (continued)
BX, Series 2021-MFM1, Class A(a)(b) (1M USD LIBOR + 0.700%)
100,000	0.812	01/15/34	100,000
California Street CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
236,289	1.271	10/15/25	236,376
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
300,000	0.622	09/16/24	301,035
Carlyle Global Market Strategies CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.780%) (Cayman Islands)
279,461	0.993	04/27/27	279,544
Cathedral Lake CLO 2016-4 Ltd., Series 2019-4A, Class AR(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
1,000,000	1.474	10/20/28	998,209
Cedar Funding II CLO Ltd., Series 2017-1A, Class A1R(a)(b) (3M USD LIBOR + 1.230%) (Cayman Islands)
250,000	1.460	06/09/30	250,011
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	409,624
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
2,350,000	1.444	07/20/30	2,350,510
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
500,000	4.023	03/10/47	542,433
COMM Mortgage Trust, Series 2013-CR7, Class A4
427,573	3.213	03/10/46	448,704
COMM Mortgage Trust, Series 2015-CR24, Class ASB
489,511	3.445	08/10/48	518,222
Crown Point CLO 5 Ltd., Series 2018-5A, Class A(a)(b) (3M USD LIBOR + 0.940%) (Cayman Islands)
235,625	1.163	07/17/28	235,686
Crown Point CLO 6 Ltd., Series 2018-6A, Class A1(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
269,576	1.394	10/20/28	269,646
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
365,000	2.756	08/10/49	383,561
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	0.472	04/15/25	150,679
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
228,436	1.141	10/15/27	228,490
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
250,000	1.141	04/15/29	249,708
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b) (1M USD LIBOR + 1.000%)
178,545	1.118	12/25/56	180,387
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
267,194	1.268	09/25/40	267,977
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
50,727	0.848	04/25/39	50,413

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
$1,321,545	0.868%	04/25/35	$1,313,336
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b) (3M USD LIBOR + 0.850%)
983,348	1.068	10/25/35	983,197
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
1,450,000	2.620	08/15/28	1,482,057
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,056,090
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.300%) (Cayman Islands)
530,580	1.541	07/15/27	530,705
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
543,019	0.397	02/27/28	539,246
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	1,005,981
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
352,938	0.888	08/25/48	355,032
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
1,637,736	1.238	05/25/34	1,646,797
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1,000,000	1.830	01/18/24	1,017,929
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
976,733	1.363	10/19/28	976,984
Jamestown CLO IX Ltd., Series 2016-9A, Class A1AR(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
849,535	1.394	10/20/28	849,757
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b) (1M USD LIBOR + 0.550%)
490,000	0.662	12/15/37	490,000
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
362,043	1.138	02/25/42	360,053
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
1,775,370	1.264	10/20/27	1,776,295
Madison Park Funding XI Ltd., Series 2017-11A, Class X(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
28,125	1.118	07/23/29	28,135
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
581,291	0.868	03/25/66	581,979
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
592,151	0.718	03/25/30	590,842
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
702,633	0.658	11/27/39	701,035
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
585,909	0.918	09/25/65	585,177

Asset-Backed Securities – (continued)
Neuberger Berman CLO XX Ltd., Series 2017-20A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
212,599	1.041	01/15/28	212,650
Nissan Auto Lease Trust, Series 2020-A, Class A3
165,000	1.840	01/17/23	167,059
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
150,529	0.818	12/26/31	151,228
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
2,775,742	1.368	05/27/36	2,799,106
Octagon Investment Partners Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
316,409	1.091	07/15/27	316,485
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b) (1M USD LIBOR + 0.700%)
908,000	0.950	03/15/36	908,085
OZLM Ltd., Series 2017-11A, Class A1R(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	1.455	10/30/30	247,343
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
129,547	1.118	07/25/29	129,636
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
138,915	1.144	10/20/27	138,915
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
1,168,728	1.015	07/01/31	1,173,334
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
206,882	0.815	10/02/28	207,085
RR 6 Ltd., Series 2019-6A, Class A1A(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
1,000,000	1.491	04/15/30	1,000,636
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
445,698	1.143	10/20/27	445,815
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
979,617	0.337	06/15/29	973,989
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
1,023,032	0.358	10/25/28	1,017,197
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
2,000,180	0.254	05/15/29	1,978,855
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
452,687	1.063	11/25/42	453,130
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
151,959	0.767	12/15/25	151,873
SLM Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
246,985	0.518	07/25/25	245,561

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
$309,102	0.478%		10/27/25	$307,350
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
293,231	0.368		10/25/29	290,520
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b) (3M USD LIBOR + 0.600%)
177,794	0.818		10/25/29	177,001
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
387,688	0.865		05/01/30	388,072
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
230,704	1.980		12/15/22	231,799
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
610,316	1.544		07/20/29	609,838
TRESTLES CLO Ltd., Series 2017-1A, Class A1A(a)(b) (3M USD LIBOR + 1.290%) (Cayman Islands)
250,000	1.508		07/25/29	250,085
Trimaran Cavu 2021-1 Ltd., Series 2021-1A, Class A(a)(b) (3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	1.410		04/23/32	1,000,000
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
178,632	0.868		09/25/56	177,150
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
141,550	1.091		01/15/28	141,583
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
300,000	1.123		01/18/29	300,088
Wellfleet CLO Ltd., Series 2019-1A, Class AR3(a)(b) (3M USD LIBOR + 1.280%) (Cayman Islands)
983,893	1.504		07/20/29	984,122
Wells Fargo Commercial Mortgage Trust 2015-C31, Series 2015-C31, Class ASB
131,634	3.487		11/15/48	139,842
Zais CLO Ltd., Series 2020-15A, Class A1(a)(b) (3M USD LIBOR + 2.555%) (Cayman Islands)
1,000,000	2.774		07/28/30	1,005,225

TOTAL ASSET- BACKED SECURITIES
(Cost $52,273,974)				$52,479,371

Corporate Obligations – 20.2%
Aerospace & Defense – 0.5%
Northrop Grumman Corp.
$750,000	2.550%		10/15/22	$775,443
Raytheon Technologies Corp.(b)
500,000	2.500		12/15/22	516,019

				1,291,462

Banks – 6.5%
American Express Credit Corp., MTN
500,000	2.250		05/05/21	500,884

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a), MTN
(3M USD LIBOR + 0.630%)
1,425,000	3.499		05/17/22	1,434,443
BBVA USA
1,000,000	2.875		06/29/22	1,031,496
Capital One NA
705,000	2.950		07/23/21	710,745
Citigroup, Inc.
(SOFR + 0.870%)
740,000	0.940	(a)	11/04/22	743,055
(SOFR + 0.867%)
935,000	2.312	(a)	11/04/22	946,122
(3M USD LIBOR + 0.722%)
709,000	3.142	(a)	01/24/23	726,114
Citizens Bank NA/Providence RI
550,000	2.550		05/13/21	551,437
Citizens Financial Group, Inc.
701,000	2.375		07/28/21	705,657
Discover Bank
550,000	3.200		08/09/21	555,568
Fifth Third Bancorp
600,000	2.600		06/15/22	616,410
Fifth Third Bank NA(a)
(3M USD LIBOR + 0.640%)
500,000	0.845		02/01/22	502,661
JPMorgan Chase & Co.(a)
(3M USD LIBOR + 0.610%)
1,744,000	3.514		06/18/22	1,760,194
Manufacturers & Traders Trust Co.(a)
(3M USD LIBOR + 0.640%)
675,000	0.865		12/01/21	675,000
Morgan Stanley(a)
(SOFR + 0.830%)
350,000	0.888		06/10/22	350,649
Morgan Stanley(a), GMTN
(SOFR + 0.700%)
1,200,000	0.729		01/20/23	1,204,694
MUFG Union Bank NA
300,000	3.150		04/01/22	308,541
500,000	2.100		12/09/22	514,665
Truist Bank(a)
(SOFR + 0.730%)
500,000	0.791		03/09/23	505,080
Wells Fargo Bank NA
(3M USD LIBOR + 0.510%)
750,000	0.732	(a)	10/22/21	751,854
(3M USD LIBOR + 0.650%)
1,171,000	2.082	(a)	09/09/22	1,181,678

				16,276,947

Brokerage – 0.8%
Intercontinental Exchange, Inc.(a)
(3M USD LIBOR + 0.650%)
1,200,000	0.867		06/15/23	1,202,982

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
TD Ameritrade Holding Corp.(a)
(3M USD LIBOR + 0.430%)
$758,000	0.635%		11/01/21	$759,549

				1,962,531

Capital Goods – 0.2%
Roper Technologies, Inc.
450,000	3.125		11/15/22	467,675

Communications – 0.3%
Moody’s Corp.
400,000	4.500		09/01/22	420,300
TWDC Enterprises 18 Corp.(a), MTN
(3M USD LIBOR + 0.390%)
375,000	0.573		03/04/22	376,222

				796,522

Consumer Cyclical – 1.0%
7-Eleven, Inc.
(3M USD LIBOR + 0.450%)
650,000	0.645	(a)(b)	08/10/22	650,762
591,000	0.625	(b)	02/10/23	591,836
eBay, Inc.
750,000	2.600		07/15/22	768,291
Ralph Lauren Corp.
400,000	1.700		06/15/22	406,713

				2,417,602

Consumer Noncyclical – 1.5%
AbbVie, Inc.
(3M USD LIBOR + 0.460%)
325,000	0.641	(a)	11/19/21	325,694
350,000	3.450		03/15/22	359,172
700,000	3.250		10/01/22	726,035
1,500,000	3.200		11/06/22	1,562,176
Gilead Sciences, Inc.(a)
(3M USD LIBOR + 0.520%)
750,000	0.771		09/29/23	751,455

				3,724,532

Consumer Products – 0.2%
Clorox Co. (The)
500,000	3.800		11/15/21	512,107

Electric – 2.7%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	0.685		11/01/23	626,088
CenterPoint Energy Resources Corp.
(3M USD LIBOR + 0.500%)
1,250,000	0.684	(a)	03/02/23	1,250,000
900,000	0.700		03/02/23	899,127
Duke Energy Progress LLC(a), Series A
(3M USD LIBOR + 0.180%)
459,000	0.369		02/18/22	459,094
Entergy Corp.
580,000	4.000		07/15/22	604,458

Corporate Obligations – (continued)
Electric – (continued)
Florida Power & Light Co.(a)
(3M USD LIBOR + 0.380%)
250,000	0.599		07/28/23	250,091
NextEra Energy Capital Holdings, Inc.
(3M USD LIBOR + 0.550%)
500,000	0.740	(a)	08/28/21	500,121
(3M USD LIBOR + 0.270%)
1,245,000	0.452	(a)	02/22/23	1,245,361
PPL Capital Funding, Inc.
500,000	3.500		12/01/22	522,575
Southern Co. (The)
300,000	2.350		07/01/21	301,523

				6,658,438

Energy – 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
500,000	2.773		12/15/22	520,810
Kinder Morgan Energy Partners LP
465,000	5.000		10/01/21	471,963

				992,773

Financial Company – 0.7%
Air Lease Corp.
500,000	3.375		06/01/21	503,501
750,000	3.500		01/15/22	769,371
350,000	2.625		07/01/22	358,601

				1,631,473

Food and Beverage – 0.3%
Mondelez International Holdings Netherlands BV(b)
750,000	2.000		10/28/21	757,122

Healthcare – 0.5%
Cigna Corp.
1,250,000	3.050		11/30/22	1,303,306

Insurance – 2.5%
AIG Global Funding(a)(b)
(SOFR + 0.380%)
752,000	0.437		12/15/23	752,854
Athene Global Funding(a)(b)
(3M USD LIBOR + 0.730%)
1,750,000	0.964		01/08/24	1,755,388
Guardian Life Global Funding(b)
575,000	2.500		05/08/22	590,119
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
1,300,000	0.642		01/06/23	1,307,869
Markel Corp.
600,000	4.900		07/01/22	634,807
Metropolitan Life Global Funding I(a)(b)
(SOFR + 0.570%)
900,000	0.606		01/13/23	906,045
Protective Life Global Funding(a)(b)
(3M USD LIBOR + 0.520%)
345,000	0.771		06/28/21	345,520

				6,292,602

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – 1.5%
Fidelity National Information Services, Inc.
$1,500,000	0.375%		03/01/23	$1,499,474
Fiserv, Inc.
800,000	4.750		06/15/21	809,944
Hewlett Packard Enterprise Co.
(3M USD LIBOR + 0.720%)
900,000	0.958	(a)	10/05/21	899,182
400,000	4.400		10/15/22	422,488

				3,631,088

Transportation – 0.6%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
1,390,000	4.250		01/17/23	1,484,642

TOTAL CORPORATE OBLIGATIONS
(Cost $50,143,618)				$50,200,822

Foreign Corporate Debt – 18.7%
Aerospace & Defense – 0.2%
BAE Systems PLC(b) (United Kingdom)
$410,000	4.750%		10/11/21	$420,837

Banks – 13.1%
Australia & New Zealand Banking Group Ltd. (Australia)
600,000	2.550		11/23/21	610,208
Bank of Montreal(a), MTN (Canada)
(SOFR + 0.680%)
1,450,000	0.740		03/10/23	1,462,931
Bank of Nova Scotia (The)(a) (Canada)
(SOFR + 0.550%)
1,200,000	0.608		09/15/23	1,208,375
Banque Federative du Credit Mutuel SA (France)
550,000	2.500	(b)	04/13/21	551,420
253,000	2.125	(b)	11/21/22	260,800
Barclays PLC (United Kingdom)
1,000,000	3.684		01/10/23	1,026,567
(3M USD LIBOR + 1.400%)
610,000	4.610	(a)	02/15/23	633,257
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	1.071		05/31/22	252,362
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.800%)
1,395,000	0.853		03/17/23	1,410,982
Commonwealth Bank of Australia(b) (Australia)
900,000	2.750		03/10/22	923,088
Cooperatieve Rabobank UA (Netherlands)
900,000	3.875		02/08/22	930,830
Credit Suisse AG(a) (Switzerland)
(SOFR + 0.390%)
2,000,000	0.417		02/02/24	2,004,619
Deutsche Bank NY (Germany)
976,000	0.720		11/08/21	975,980
DNB Bank ASA(a)(b) (Norway)
(3M USD LIBOR + 0.620%)
850,000	0.808		12/02/22	856,954

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom)
705,000	2.950		05/25/21	709,226
Industrial & Commercial Bank of China Ltd. (China)
250,000	2.635		05/26/21	251,047
ING Groep NV (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	1.401	(a)	03/29/22	202,204
750,000	3.150		03/29/22	773,079
Macquarie Bank Ltd.(b) (Australia)
400,000	2.100		10/17/22	411,444
Mitsubishi UFJ Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.060%)
400,000	1.280	(a)	09/13/21	402,093
600,000	2.190		09/13/21	605,987
Mizuho Bank Ltd.(b) (Japan)
1,175,000	2.950		10/17/22	1,224,130
Mizuho Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.140%)
410,000	1.360	(a)	09/13/21	412,370
(3M USD LIBOR + 0.940%)
600,000	1.130	(a)	02/28/22	605,094
MUFG Bank Ltd.(b) (Japan)
800,000	2.850		09/08/21	810,562
National Australia Bank Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.890%)
250,000	1.115		01/10/22	251,784
NatWest Markets PLC (United Kingdom)
1,500,000	3.625	(b)	09/29/22	1,575,094
1,000,000	2.375	(b)	05/21/23	1,040,942
Nordea Bank Abp(b) (Finland)
300,000	2.250		05/27/21	301,432
Royal Bank of Canada(a), MTN (Canada)
(SOFR + 0.450%)
800,000	0.479		10/26/23	803,947
Societe Generale SA(b) (France)
500,000	5.200		04/15/21	503,017
Standard Chartered PLC(a)(b) (United Kingdom)
(SOFR + 1.250%)
1,750,000	1.284		10/14/23	1,770,059
Sumitomo Mitsui Banking Corp.(b) (Japan)
500,000	3.950		01/12/22	515,610
Sumitomo Mitsui Financial Group, Inc. (Japan)
(3M USD LIBOR + 1.110%)
246,000	1.344	(a)	07/14/21	246,995
530,000	2.784		07/12/22	547,559
(3M USD LIBOR + 0.740%)
1,020,000	0.963	(a)	01/17/23	1,029,221
Toronto-Dominion Bank (The)(a), MTN (Canada)
(SOFR + 0.480%)
1,000,000	0.508		01/27/23	1,005,494
UBS AG/London(a)(b) (Switzerland)
(SOFR + 0.360%)
1,750,000	0.383		02/09/24	1,752,607

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
UBS Group AG (Switzerland)
(3M USD LIBOR + 1.780%)
$450,000	2.014	%(a)(b)	04/14/21	$450,949
(3M USD LIBOR + 1.530%)
836,000	1.735	(a)(b)	02/01/22	847,606
Westpac Banking Corp.(a) (Australia)
(3M USD LIBOR + 0.850%)
350,000	1.031		08/19/21	351,325

				32,509,250

Consumer Cyclical – 1.4%
BMW US Capital LLC(b) (Germany)
450,000	2.950		04/14/22	463,059
Daimler Finance North America LLC(b) (Germany)
1,400,000	2.850		01/06/22	1,429,376
Volkswagen Group of America Finance LLC(b) (Germany)
1,593,000	0.750		11/23/22	1,599,280

				3,491,715

Consumer Noncyclical – 0.8%
BAT International Finance PLC(b) (United Kingdom)
430,000	3.250		06/07/22	444,745
Bayer US Finance II LLC(b) (Germany)
900,000	3.500		06/25/21	906,546
Bayer US Finance LLC(b) (Germany)
665,000	3.000		10/08/21	675,517

				2,026,808

Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC(b) (United Kingdom)
500,000	2.375		06/24/22	512,742

Energy – 0.5%
BP Capital Markets PLC (United Kingdom)
400,000	3.245		05/06/22	413,490
Enbridge, Inc. (Canada)
(3M USD LIBOR + 0.500%)
550,000	0.689	(a)	02/18/22	551,484
(SOFR + 0.400%)
401,000	0.450	(a)	02/17/23	401,784

				1,366,758

Food and Beverage – 0.5%
Danone SA(b) (France)
1,216,000	3.000		06/15/22	1,256,391

Internet – 0.2%
Alibaba Group Holding Ltd. (China)
500,000	3.125		11/28/21	507,136

Metals and Mining – 0.2%
Glencore Finance Canada Ltd.(b) (Switzerland)
366,000	4.250		10/25/22	387,619

Mining – 0.4%
Anglo American Capital PLC(b) (South Africa)
1,040,000	4.125		09/27/22	1,094,733

Foreign Corporate Debt – (continued)
Other Financials – 0.4%
ICBCIL Finance Co., Ltd.(a) (China) (3M USD LIBOR + 0.950%)
900,000	1.144		05/15/21	899,946

Wireless – 0.8%
NTT Finance Corp.(b) (Japan)
2,007,000	0.373		03/03/23	2,007,345

TOTAL FOREIGN CORPORATE DEBT
(Cost $46,353,448)				$46,481,280

U.S. Treasury Bills – 5.8%
U.S. Treasury Bills
$4,650,000	0.088	%(c)	05/06/21	$4,649,705
6,000,000	0.078	(c)	06/10/21	5,999,333
3,800,000	0.086	(c)	06/10/21	3,799,578

TOTAL U.S. TREASURY BILLS
(Cost $14,447,068)				$14,448,616

Certificate of Deposits – 0.6%
Bank of China Ltd. (China)
$1,000,000	0.397	%(c)	11/19/21	$996,990
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
500,000	0.666	(c)	02/03/22	501,481

TOTAL CERTIFICATE OF DEPOSITS
(Cost $1,497,151)				$1,498,471

Municipal Debt Obligations – 0.1%
Pennsylvania – 0.1%
School District of Philadelphia (The)
$340,000	4.000%		06/30/21	$344,298

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $343,874)				$344,298

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 5.4%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,397,685	0.036%	$13,397,685
(Cost $13,397,685)

TOTAL INVESTMENTS – 103.7%
(Cost $257,188,646)		$258,069,416

LIABILITIES IN EXCESS OF ASSETS – (3.7)%		(9,084,035)

NET ASSETS – 100.0%		$248,985,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF
Assets:

Investments in unaffiliated issuers, at value (cost $182,087,066, $62,761,271, $27,226,687 and $738,512,066, respectively)	$187,757,292	$63,287,866	$27,272,016	$750,781,557

Investments in affiliated issuers, at value (cost $1,901,527, $221,575, $64,378 and $2,536,790, respectively)	1,901,527	221,575	64,378	2,536,790

Cash	268,774	51,524	51,534	56,098

Receivables:

Fund shares sold	5,004,698	—	—	—

Dividends and interest	2,626,643	33,167	225,548	7,327,147

Reimbursement from investment adviser	205	25	7	199

Investments sold	—	720,117	—	56,075,810

Total assets	197,559,139	64,314,274	27,613,483	816,777,601

Liabilities:

Payables:

Investments purchased	4,997,501	891,853	—	11,603,284

Management fees	49,048	4,463	2,976	82,745

Fund shares redeemed	—	—	—	45,928,043

Total liabilities	5,046,549	896,316	2,976	57,614,072

Net Assets:

Paid-in capital	187,392,259	62,215,152	27,512,692	733,988,791

Total distributable earnings	5,120,331	1,202,806	97,815	25,174,738

NET ASSETS	$192,512,590	$63,417,958	$27,610,507	$759,163,529
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	3,850,000	1,125,000	550,000	14,050,000

Net asset value per share:	$50.00	$56.37	$50.20	$54.03

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Assets:

Investments in unaffiliated issuers, at value (cost $2,184,259,360, $182,535,098 and $243,790,961, respectively)	$2,184,421,711	$178,728,612	$244,671,731

Investments in affiliated issuers, at value (cost $—, $41,857,451 and $13,397,685, respectively)	—	41,857,451	13,397,685

Cash	143,874	3,253,697	1,985,140

Receivables:

Investments sold	1,388,166,071	3,609,938	—

Dividends and interest	2,443,890	790,174	554,793

Reimbursement from investment adviser	35,023	4,287	8,566

Total assets	3,575,210,569	228,244,159	260,617,915

Liabilities:

Payables:

Investments purchased	1,373,065,278	47,859,503	11,594,497

Fund shares redeemed	29,038,246	—	—

Management fees	245,162	16,619	38,037

Total liabilities	1,402,348,686	47,876,122	11,632,534

Net Assets:

Paid-in capital	2,173,867,422	184,038,449	247,951,482

Total distributable earnings (loss)	(1,005,539)	(3,670,412)	1,033,899

NET ASSETS	$2,172,861,883	$180,368,037	$248,985,381
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	21,700,000	3,700,000	4,900,000

Net asset value per share:	$100.13	$48.75	$50.81

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF
Investment income:

Interest	$4,031,990	$226,474	$128,060	$8,760,405

Dividends from Affiliated Underlying Funds	203	7	10	360

Total investment income	4,032,193	226,481	128,070	8,760,765

Expenses:

Management fees	275,510	21,604	17,172	483,007

Trustee fees	2,913	2,200	2,048	6,231

Total expenses	278,423	23,804	19,220	489,238

Less — expense reductions	(1,285)	(34)	(65)	(2,267)

Net expenses	277,138	23,770	19,155	486,971

NET INVESTMENT INCOME	3,755,055	202,711	108,915	8,273,794

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	106,618	41,152	10,524	(538,212)

In-kind redemptions	613,903	705,164	45,316	12,299,179

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	1,963,292	(1,289,035)	(40,733)	(31,002,034)

Net realized and unrealized gain (loss)	2,683,813	(542,719)	15,107	(19,241,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,438,868	$(340,008)	$124,022	$(10,967,273)

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF*	Access Ultra Short Bond ETF
Investment income:

Interest	$1,970,146	$472,355	$736,517

Dividends from Affiliated Underlying Funds	—	3,263	619

Total investment income	1,970,146	475,618	737,136

Expenses:

Management fees	1,892,378	78,010	188,536

Trustee fees	20,319	1,955	2,978

Total expenses	1,912,697	79,965	191,514

Less — expense reductions	(282,762)	(20,071)	(41,901)

Net expenses	1,629,935	59,894	149,613

NET INVESTMENT INCOME	340,211	415,724	587,523

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	411,456	100,390	142,606

In-kind redemptions	343,513	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(850,603)	(3,806,486)	112,828

Net realized and unrealized gain (loss)	(95,634)	(3,706,096)	255,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,577	$(3,290,372)	$842,957

*	For the period September 8, 2020 (commencement of operations) through February 28, 2021.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets

	Access High Yield Corporate Bond ETF		Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$3,755,055	$4,104,515	$202,711	$111,908

Net realized gain (loss)	720,521	(2,460,045)	746,316	474,881

Net change in unrealized gain (loss)	1,963,292	2,696,332	(1,289,035)	1,423,412

Net increase (decrease) in net assets resulting from operations	6,438,868	4,340,802	(340,008)	2,010,201

Distributions to shareholders:

From distributable earnings	(3,902,160)	(3,924,025)	(250,925)	(181,025)

From return of capital	—	—	—	(2,030)

Total distributions to shareholders	(3,902,160)	(3,924,025)	(250,925)	(183,055)

From share transactions:

Proceeds from sales of shares	57,017,923	106,526,874	42,556,170	28,412,564

Cost of shares redeemed	(17,389,367)	(33,198,256)	(9,877,024)	(6,876,076)

Net increase in net assets resulting from share transactions	39,628,556	73,328,618	32,679,146	21,536,488

TOTAL INCREASE	42,165,264	73,745,395	32,088,213	23,363,634

Net assets:

Beginning of period	$150,347,326	$76,601,931	$31,329,745	$7,966,111

End of period	$192,512,590	$150,347,326	$63,417,958	$31,329,745

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Investment Grade Corporate 1-5 Year Bond ETF		Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Period July 7, 2020* to August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$108,915	$25,688	$8,273,794	$15,735,216

Net realized gain	55,840	4,949	11,760,967	6,650,329

Net change in unrealized gain (loss)	(40,733)	86,062	(31,002,034)	11,236,182

Net increase (decrease) in net assets resulting from operations	124,022	116,699	(10,967,273)	33,621,727

Distributions to shareholders:

From distributable earnings	(131,434)	(11,472)	(8,337,598)	(15,896,442)

From share transactions:

Proceeds from sales of shares	2,522,042	27,512,139	371,035,611	353,704,682

Cost of shares redeemed	(2,521,489)	—	(235,145,205)	(254,900,515)

Net increase in net assets resulting from share transactions	553	27,512,139	135,890,406	98,804,167

TOTAL INCREASE (DECREASE)	(6,859)	27,617,366	116,585,535	116,529,452

Net assets:

Beginning of period	$27,617,366	$—	$642,577,994	$526,048,542

End of period	$27,610,507	$27,617,366	$759,163,529	$642,577,994

*	Commencement of operations.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Treasury 0-1 Year ETF		Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Period September 8, 2020* to February 28, 2021 (Unaudited)	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$340,211	$37,953,075	$415,724	$587,523	$1,115,850

Net realized gain (loss)	754,969	12,889,230	100,390	142,606	(46,343)

Net change in unrealized gain (loss)	(850,603)	(2,300,783)	(3,806,486)	112,828	697,031

Net increase in net assets resulting from operations	244,577	48,541,522	(3,290,372)	842,957	1,766,538

Distributions to shareholders:

From distributable earnings	(9,603,475)	(45,661,342)	(380,040)	(642,434)	(1,046,869)

From share transactions:

Proceeds from sales of shares	167,367,744	1,673,288,926	184,038,449	124,399,447	146,532,435

Cost of shares redeemed	(1,030,543,239)	(1,804,799,190)		(25,379,275)	(12,635,582)

Net increase (decrease) in net assets resulting from share transactions	(863,175,495)	(131,510,264)	184,038,449	99,020,172	133,896,853

TOTAL INCREASE (DECREASE)	(872,534,393)	(128,630,084)	180,368,037	99,220,695	134,616,522

Net assets:

Beginning of period	$3,045,396,276	$3,174,026,360	$—	$149,764,686	$15,148,164

End of period	$2,172,861,883	$3,045,396,276	$180,368,037	$248,985,381	$149,764,686

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period September 5, 2017* to August 31, 2018
			2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$49.29		$49.42	$48.86	$49.92

Net investment income(a)	1.13		2.49	2.75	2.41

Net realized and unrealized gain (loss)	0.74		(0.15)	0.61	(1.21)

Total gain from investment operations	1.87		2.34	3.36	1.20

Distributions to shareholders from net investment income	(1.16)		(2.47)	(2.80)	(2.26)

Net asset value, end of period	$50.00		$49.29	$49.42	$48.86

Market price, end of period	$49.70		$49.23	$49.24	$48.82

Total Return at Net Asset Value(b)	3.86%		4.94%	7.20%	2.58%

Net assets, end of period (in 000’s)	$192,513		$150,347	$76,602	$46,413

Ratio of total expenses to average net assets	0.34	%(c)	0.34%	0.34%	0.34	%(c)

Ratio of net investment income to average net assets	4.59	%(c)	5.15%	5.67%	4.93	%(c)

Portfolio turnover rate(d)	10%		22%	23%	69%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020	For the Period October 2, 2018* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$56.96		$53.11	$50.00

Net investment income(a)	0.29		0.33	1.27

Net realized and unrealized gain (loss)	(0.53)		4.18	2.98

Total gain (loss) from investment operations	(0.24)		4.51	4.25

Distributions to shareholders from net investment income	(0.35)		(0.61)	(1.14)

Distributions to shareholders from net realized gains	—		(0.04)	—

Distributions to shareholders from return of capital	—		(0.01)	—

Total distributions	(0.35)		(0.66)	(1.14)

Net asset value, end of period	$56.37		$56.96	$53.11

Market price, end of period	$56.66		$57.00	$53.08

Total Return at Net Asset Value(b)	(0.42)%		8.57%	8.61%

Net assets, end of period (in 000’s)	$63,418		$31,330	$7,966

Ratio of total expenses to average net assets	0.12	%(c)	0.12%	0.12	%(c)

Ratio of net investment income to average net assets	1.02	%(c)	0.61%	2.74	%(c)

Portfolio turnover rate(d)	14%		43%	36%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period July 7, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$50.21		$49.89

Net investment income(a)	0.20		0.06

Net realized and unrealized gain	0.03		0.29

Total gain from investment operations	0.23		0.35

Distributions to shareholders from net investment income	(0.24)		(0.03)

Net asset value, end of period	$50.20		$50.21

Market price, end of period	$50.19		$50.28

Total Return at Net Asset Value(b)	0.46%		0.70%

Net assets, end of period (in 000’s)	$27,611		$27,617

Ratio of total expenses to average net assets	0.14	%(c)	0.14	%(c)

Ratio of net investment income to average net assets	0.79	%(c)	0.73	%(c)

Portfolio turnover rate(d)	23%		3%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period June 6, 2017* to August 31, 2017
			2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$55.39		$52.87	$48.31	$50.28	$49.90

Net investment income(a)	0.65		1.59	1.74	1.55	0.32

Net realized and unrealized gain (loss)	(1.35)		2.54	4.52	(2.09)	0.27

Total gain (loss) from investment operations	(0.70)		4.13	6.26	(0.54)	0.59

Distributions to shareholders from net investment income	(0.66)		(1.61)	(1.70)	(1.43)	(0.21)

Net asset value, end of period	$54.03		$55.39	$52.87	$48.31	$50.28

Market price, end of period	$54.20		$55.47	$52.90	$48.28	$50.24

Total Return at Net Asset Value(b)	(1.29)%		7.95%	13.35%	(1.04)%	1.19%

Net assets, end of period (in 000’s)	$759,164		$642,578	$526,049	$258,462	$180,997

Ratio of net expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.13	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	2.37	%(c)	3.00%	3.54%	3.18%	2.65	%(c)

Portfolio turnover rate(d)	5%		9%	13%	22%	0	%(e)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period September 6, 2016* to August 31, 2017
			2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$100.44		$100.38	$100.16	$100.10	$100.00

Net investment income(a)	0.01		1.13	2.23	1.48	0.82

Net realized and unrealized gain (loss)	—	(b)	0.29	0.15	(0.13)	(0.29)

Total gain (loss) from investment operations	0.01		1.42	2.38	1.35	0.53

Distributions to shareholders from net investment income	(0.32)		(1.36)	(2.16)	(1.29)	(0.43)

Net asset value, end of period	$100.13		$100.44	$100.38	$100.16	$100.10

Market price, end of period	$100.14		$100.45	$100.40	$100.18	$100.10

Total Return at Net Asset Value(c)	0.01%		1.42%	2.40%	1.37%	0.53%

Net assets, end of period (in 000’s)	$2,172,862		$3,045,396	$3,174,026	$1,642,627	$815,829

Ratio of net expenses to average net assets	0.12	%(d)	0.12%	0.12%	0.12%	0.13	%(d)

Ratio of total expenses to average net assets	0.14	%(d)	0.14%	0.14%	0.14%	0.14	%(d)

Ratio of net investment income to average net assets	0.03	%(d)	1.13%	2.22%	1.48%	0.83	%(d)

Portfolio turnover rate(e)	—%		—%	—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout The Period

	Access U.S. Aggregate Bond ETF
	For the Period September 8, 2020* to February 28, 2021 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$50.03

Net investment income(a)	0.17

Net realized and unrealized loss	(1.30)

Total loss from investment operations	(1.13)

Distributions to shareholders from net investment income	(0.15)

Net asset value, end of period	$48.75

Market price, end of period	$48.78

Total Return at Net Asset Value(b)	(2.26)%

Net assets, end of period (in 000’s)	$180,368

Ratio of net expenses to average net assets	0.10	%(c)

Ratio of total expenses to average net assets	0.14	%(c)

Ratio of net investment income to average net assets	0.73	%(c)

Portfolio turnover rate(d)	240%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020	For the Period April 15, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.77		$50.49	$50.00

Net investment income(a)	0.15		0.73	0.52

Net realized and unrealized gain	0.07		0.42	0.34

Total gain from investment operations	0.22		1.15	0.86

Distributions to shareholders from net investment income	(0.18)		(0.87)	(0.37)

Net asset value, end of period	$50.81		$50.77	$50.49

Market price, end of period	$50.81		$50.78	$50.51

Total Return at Net Asset Value(b)	0.43%		2.28%	1.75%

Net assets, end of period (in 000’s)	$248,985		$149,765	$15,148

Ratio of net expenses to average net assets	0.16	%(c)	0.16%	0.16	%(c)

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	0.61	%(c)	1.45%	2.72	%(c)

Portfolio turnover rate(d)	30%		63%	66%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Access High Yield Corporate Bond ETF (“Access High Yield Corporate Bond ETF”)	Diversified
Goldman Sachs Access Inflation Protected USD Bond ETF (“Access Inflation Protected USD Bond ETF”)	Diversified
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (“Access Investment Grade Corporate 1-5 Year Bond ETF”)	Diversified
Goldman Sachs Access Investment Grade Corporate Bond ETF (“Access Investment Grade Corporate Bond ETF”)	Diversified
Goldman Sachs Access Treasury 0-1 Year ETF (“Access Treasury 0-1 Year ETF”)	Diversified
Goldman Sachs Access U.S. Aggregate Bond ETF (“Access U.S. Aggregate Bond ETF”)*	Diversified
Goldman Sachs Access Ultra Short Bond ETF (“Access Ultra Short Bond ETF”)	Diversified

*	Commencement of operations on September 8, 2020.

The investment objective of each Fund (except the Access Ultra Short Bond ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index. The Access Ultra Short Bond ETF seeks to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Treasury 0-1 Year ETF and Access U.S. Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Access Inflation Protected USD Bond ETF and Access Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2021:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$179,342,295	$—

Foreign Corporate Debt	—	8,414,997	—

Investment Company	1,901,527	—	—

Total	$1,901,527	$187,757,292	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bonds	$63,287,866	$—	$—

Investment Companies	221,575	—	—

Total	$63,509,441	$—	$—

87

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$21,450,780	$—

Foreign Corporate Debt	—	5,821,236	—

Investment Company	64,378	—	—

Total	$64,378	$27,272,016	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$616,380,593	$—

Foreign Corporate Debt	—	134,400,964	—

Investment Company	2,536,790	—	—

Total	$2,536,790	$750,781,557	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Bills	$1,840,736,265	$—	$—

U.S. Treasury Notes	343,685,446	—	—

Total	$2,184,421,711	$—	$—

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Notes	$62,157,839	$—	$—

Mortgage-Backed Securities	—	48,950,525	—

Corporate Obligations	—	44,419,928	—

U.S. Treasury Bonds	12,357,309	—	—

Foreign Corporate Debt	—	7,679,753	—

Foreign Debt Obligations	—	3,163,258	—

Investment Company	41,857,451	—	—

Total	$116,372,599	$104,213,464	$—

88

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$79,218,873	$—

Asset- Backed Securities	—	52,479,371	—

Corporate Obligations	—	50,200,822	—

Foreign Corporate Debt	—	46,481,280	—

U.S. Treasury Bills	14,448,616	—	—

Municipal Debt Obligations	—	344,298	—

Certificate of Deposit	—	1,498,471	—

Investment Company	13,397,685	—	—

Total	$27,846,301	$230,223,115	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the period ended February 28, 2021, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
Access High Yield Corporate Bond ETF	0.34%	0.34%
Access Inflation Protected USD Bond ETF	0.12%	0.12%
Access Investment Grade Corporate 1-5 Year Bond ETF	0.14%	0.14%
Access Investment Grade Corporate Bond ETF	0.14%	0.14%
Access Treasury 0-1 Year ETF	0.14%	0.12%
Access U.S. Aggregate Bond ETF	0.14%	0.10%
Access Ultra Short Bond ETF	0.20%	0.16%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

89

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% and 0.16% as an annual percentage rate of average daily net assets of the Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively. These arrangements will remain in effect through at least December 29, 2021 and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. For the six months ended February 28, 2021, GSAM waived $282,762 and $38,303 of the Funds’ management fees for the Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF respectively.

The Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Ultra Short Bond ETF and Access U.S. Aggregate Bond ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the period ended February 28, 2021, GSAM waived $1,285, $34, $65, $2,267, $20,071 and $3,598 of the Funds’ management fees for the Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access U.S. Aggregate Bond ETF and Access Ultra Short Bond ETF, respectively.

B.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the period ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2021	Shares as of February 28, 2021	Interest Income
Access High Yield Corporate Bond ETF	$1,754,115	$34,796,570	$(34,649,158)	$1,901,527	1,901,527	$203
Access Inflation Protected USD Bond ETF	$—	$333,248	$(111,673)	$221,575	221,575	$7
Access Investment Grade Corporate 1-5 Year Bond ETF	$684,558	$1,071,960	$(1,692,140)	$64,378	64,378	$10
Access Investment Grade Corporate Bond ETF	$6,635,197	$37,080,431	$(41,178,838)	$2,536,790	2,536,790	$360
Access U.S. Aggregate Bond ETF*	$—	$66,798,531	$(24,941,080)	$41,857,451	41,857,451	$3,263
Access Ultra Short Bond ETF	$3,705,115	$97,411,488	$(87,718,918)	$13,397,685	13,397,685	$619

*	Commencement of operations on September 8, 2020.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Fund Share Activity
Shares Sold	1,150,000	$56,975,327	2,200,000	$106,518,573
Shares Redeemed	(350,000)	(17,325,925)	(700,000)	(33,025,220)

NET INCREASE IN SHARES	800,000	$39,649,402	1,500,000	$73,493,353

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Fund Share Activity
Shares Sold	750,000	$42,556,170	525,000	$28,411,888
Shares Redeemed	(175,000)	(9,875,297)	(125,000)	(6,876,076)

NET INCREASE IN SHARES	575,000	$32,680,873	400,000	$21,535,812

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period July 7, 2020* through August 31, 2020

Shares Sold	50,000	$2,522,042	550,000	$27,483,763
Shares Redeemed	(50,000)	(2,519,551)	—	—

NET INCREASE IN SHARES	—	$2,491	550,000	$27,483,763

*	Commencement of operations.

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	6,700,000	$370,949,444	6,550,000	$353,363,901
Shares Redeemed	(4,250,000)	(234,632,571)	(4,900,000)	(254,691,742)

NET INCREASE IN SHARES	2,450,000	$136,316,873	1,650,000	$98,672,159

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	1,670,000	$167,367,745	16,650,000	$1,673,288,926
Shares Redeemed	(10,290,000)	(1,030,543,239)	(17,950,000)	(1,804,798,807)

NET DECREASE IN SHARES	(8,620,000)	$(863,175,494)	(1,300,000)	$(131,509,881)

	Access U.S. Aggregate Bond ETF
	For the Period September 8, 2020* through February 28, 2021 (Unaudited)

Shares Sold	3,700,000	$184,110,701
Shares Redeemed	—	—

NET INCREASE IN SHARES	3,700,000	$184,110,701

*	Commencement of operations.

	Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	2,450,000	$124,399,448	2,900,000	$146,532,435
Shares Redeemed	(500,000)	(25,379,275)	(250,000)	(12,635,581)

NET INCREASE IN SHARES	1,950,000	$99,020,173	2,650,000	$133,896,854

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2021, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short term securities):

Fund	Purchases	Sales
Access High Yield Corporate Bond ETF	$73,273,714	$16,932,170
Access Inflation Protected USD Bond ETF	11,182,551	5,733,219
Access Investment Grade Corporate 1-5 Year Bond ETF	6,833,767	3,795,386
Access Investment Grade Corporate Bond ETF	407,702,165	32,624,602
Access U.S. Aggregate Bond ETF	466,634,265	283,532,848
Access Ultra Short Bond ETF	136,573,217	51,169,815

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the period ended February 28, 2021, were as follows:

Fund	Purchases	Sales
Access High Yield Corporate Bond ETF	$ —	$17,095,364
Access Inflation Protected USD Bond ETF	36,843,337	9,877,649
Access Investment Grade Corporate 1-5 Year Bond ETF	—	2,491,803
Access Investment Grade Corporate Bond ETF	—	232,814,861
Access U.S. Aggregate Bond ETF	—	—
Access Ultra Short Bond ETF	—	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2020, the Funds’ capital loss carryforwards were as follows:

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access Ultra Short Bond ETF
Capital loss carryforwards:
Perpetual Short-Term	$(1,508,264)	$—	$—	$—	$—	$(64,586)
Perpetual Long-Term	(87,369)	—	—	—	—	(339)

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bonds ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Tax Cost	$184,289,084	$63,004,737	$27,311,894	$741,295,763	$2,184,256,530	$224,403,909	$257,240,454
Gross unrealized gain	6,098,346	837,623	126,587	21,528,357	172,570	197,180	940,004
Gross unrealized loss	(728,611)	(332,919)	(102,087)	(9,505,773)	(7,389)	(4,015,026)	(111,042)
Net unrealized gains (losses) on securities	$5,369,735	$504,704	$24,500	$12,022,584	$165,181	$(3,817,846)	$828,962

The difference between GAAP-basis and tax-basis unrealized gains (losses) is due to wash sales, and differences in tax treatment of market discount accretion and premium amortization, and inflation protected securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short- term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a

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8. OTHER RISKS (continued)

period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

9. INDEMNIFICATIONS (continued)

the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

New Accounting Standards — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

Other — On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Fund Expenses — For the Period Ended 2/28/2021 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2020 and held for the entire period ended February 28, 2021, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Access High Yield Corporate Bond ETF				Access Inflation Protected USD Bond ETF				Access Investment Grade Corporate 1-5 Year Bond ETF				Access Investment Grade Corporate Bond ETF				Access Treasury 0-1 Year ETF
	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*
Actual based on NAV	$1,000	$1,038.60		$1.72	$1,000	$995.80		$0.59	$1,000	$1,004.60		$0.70	$1,000	$987.10		$0.69	$1,000	$1,000.10		$0.60
Hypothetical 5% return	$1,000	$1,023.11	+	$1.71	$1,000	$1,024.20	+	$0.60	$1,000	$1,024.10	+	$0.70	$1,000	$1,024.10	+	$0.70	$1,000	$1,024.20	+	$0.60
	Access U.S. Aggregate Bond ETF**				Access Ultra Short Bond ETF
	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*
	$1,000	$977.40		$0.47	$1,000	$1,004.30		$0.80
	$1,000	$1,023.36	+	$0.48	$1,000	$1,024.00	+	$0.80

+   Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*   Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

**  The Fund commenced operations on September 8, 2020. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 174/365, which represents a period of 174 days of a 365 day year (to reflect the Fund’s commencement of operation).

   The annualized net expense ratio for the period is as follows:

Fund
Access High Yield Corporate Bond ETF	0.34%
Access Inflation Protected USD Bond ETF	0.12%
Access Investment Grade Corporate 1-5 Year Bond ETF	0.14%
Access Investment Grade Corporate Bond ETF	0.14%
Access Treasury 0-1 Year ETF	0.12%
Access U.S. Aggregate Bond ETF	0.10%
Access Ultra Short Bond ETF	0.16%

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited)

Background

The Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 22-23, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved in 2019. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests, to the extent that a Fund had been existence for at least one year;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider, except for the Goldman Sachs Access Ultra Short Bond ETF, which is an actively managed ETF that does not seek to replicate the performance of a specified index. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies and portfolios that invest in short term U.S. Treasury securities. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

Provider as of June 30, 2020. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index (except the Goldman Sachs Access Ultra Short Bond ETF), a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that the investment performance of each passively-managed Fund was consistent with the investment objective of tracking its respective index. They also noted that the Goldman Sachs Access Ultra Short Bond ETF’s investment performance was consistent with the investment objective of seeking to provide current income with preservation of capital.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement management fee waivers for the Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access Emerging Markets USD Bond ETF, and Goldman Sachs Access Ultra Short Bond ETF. The Trustees noted that license fees would be payable by the Investment Adviser to FTSE Fixed Income LLC for the use of its indices (except with respect to the Goldman Sachs Access Ultra Short Bond ETF). The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms.

The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate, and that significant economies of scale are unlikely to be realized in the competitive environment in which the Funds operate.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2021.

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Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Access U.S. Aggregate Bond ETF (Unaudited)

Background

The Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on September 8, 2020. At a meeting held on September 17-18, 2019 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index owned and calculated by a third-party service provider using concepts developed with the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the contractual management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and administrative services directed to the needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable by the

102

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Access U.S. Aggregate Bond ETF (Unaudited) (continued)

Investment Adviser to FTSE Fixed Income LLC for the use of its index and certain trademarks. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

103

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF
Goldman Sachs MarketBetaTM U.S. Equity ETF Goldman Sachs Physical Gold ETF

INDEX DISCLAIMERS

The Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access U.S. Aggregate Bond ETF (the “Funds”) have been developed solely by GSAM. The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs High Yield Corporate Bond Index, FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index, FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index, FTSE Goldman Sachs Investment Grade Corporate Bond Index, FTSE US Treasury 0-1 Year Composite Select Index, FTSE Goldman Sachs US Broad Bond Market Index, and FTSE Goldman Sachs US Treasury Index (each, an “Index” and collectively, the “Indexes”) vest in the relevant LSE Group company which owns each Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

Each Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of any Index for the purpose to which it is being put by GSAM.

TRUSTEES Lawrence W. Stranghoener, Chairman Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

A Fund may be recently or newly organized and have limited operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objectives, risks, and charges and expenses, and read the summary prospectuses, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectuses, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2021 Goldman Sachs. All rights reserved. 237073-OTU-04/2021 ACFIETFSAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF (GEM)
ActiveBeta® Europe Equity ETF (GSEU)
ActiveBeta® International Equity ETF (GSIE)
ActiveBeta® Japan Equity ETF (GSJY)
ActiveBeta® U.S. Large Cap Equity ETF (GSLC)
ActiveBeta® U.S. Small Cap Equity ETF (GSSC)

ActiveBeta® is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® ETFs

∎	ACTIVEBETA® EMERGING MARKETS EQUITY ETF

∎	ACTIVEBETA® EUROPE EQUITY ETF

∎	ACTIVEBETA® INTERNATIONAL EQUITY ETF

∎	ACTIVEBETA® JAPAN EQUITY ETF

∎	ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

∎	ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$39.33
Net Asset Value (NAV)[1]	$39.21

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Emerging Markets Equity Index[3]	MSCI Emerging Markets Index[4]
Shares	19.50%	19.86%	19.48%	22.32%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%	Information Technology	Taiwan
Tencent Holdings Ltd.	5.3	Communication Services	China
Alibaba Group Holding Ltd. ADR	4.8	Consumer Discretionary	China
Samsung Electronics Co. Ltd.	4.0	Information Technology	South Korea
Meituan, Class B	1.5	Consumer Discretionary	China
Samsung Electronics Co. Ltd., 4.10%	0.9	Information Technology	South Korea
Infosys Ltd.	0.9	Information Technology	India
SK Hynix, Inc.	0.9	Information Technology	South Korea
JD.com, Inc. ADR	0.8	Consumer Discretionary	China
Naspers Ltd., Class N	0.8	Consumer Discretionary	South Africa

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.7% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

ActiveBeta® Europe Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$33.14
Net Asset Value (NAV)[1]	$33.22

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Europe Equity Index[3]	MSCI Europe Index[4]
Shares	11.99%	11.86%	12.25%	12.83%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	2.7%	Consumer Staples	Switzerland
Roche Holding AG	2.2	Health Care	Switzerland
ASML Holding NV	1.8	Information Technology	Netherlands
Novartis AG	1.6	Health Care	Switzerland
LVMH Moet Hennessy Louis Vuitton SE	1.5	Consumer Discretionary	France
Novo Nordisk A/S, Class B	1.2	Health Care	Denmark
L’Oreal SA	1.1	Consumer Staples	France
Unilever PLC	1.0	Consumer Staples	United Kingdom
AstraZeneca PLC	1.0	Health Care	United Kingdom
SAP SE	1.0	Information Technology	Germany

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.4% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

ActiveBeta® International Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$32.17
Net Asset Value (NAV)[1]	$32.13

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]
Shares	12.74%	13.23%	12.81%	14.23%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	1.5%	Consumer Staples	Switzerland
Roche Holding AG	1.2	Health Care	Switzerland
LVMH Moet Hennessy Louis Vuitton SE	0.9	Consumer Discretionary	France
Novartis AG	0.9	Health Care	Switzerland
ASML Holding NV	0.8	Information Technology	Netherlands
Novo Nordisk A/S, Class B	0.7	Health Care	Denmark
L’Oreal SA	0.7	Consumer Staples	France
Royal Bank of Canada	0.6	Financials	Canada
Shopify, Inc., Class A	0.5	Information Technology	Canada
Unilever PLC	0.5	Consumer Staples	United Kingdom

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.5% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

ActiveBeta® Japan Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$37.48
Net Asset Value (NAV)[1]	$37.11

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Equity Index[3]	MSCI Japan Index[4]
Shares	14.85%	16.30%	14.78%	16.97%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business

Toyota Motor Corp.	3.0%	Consumer Discretionary
Sony Corp.	3.0	Consumer Discretionary
SoftBank Group Corp.	2.9	Communication Services
Keyence Corp.	1.7	Information Technology
Nintendo Co. Ltd.	1.7	Communication Services
Tokyo Electron Ltd.	1.5	Information Technology
Recruit Holdings Co. Ltd.	1.3	Industrials
Fast Retailing Co. Ltd.	1.3	Consumer Discretionary
KDDI Corp.	1.3	Communication Services
Honda Motor Co. Ltd.	1.2	Consumer Discretionary

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.2% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$76.32
Net Asset Value (NAV)[1]	$76.37

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Large Cap Equity Index[3]	S&P 500 Index[4]
Shares	8.74%	8.80%	8.76%	9.74%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business

Apple, Inc.	5.0%	Information Technology
Microsoft Corp.	4.8	Information Technology
Amazon.com, Inc.	3.6	Consumer Discretionary
Facebook, Inc., Class A	1.7	Communication Services
Alphabet, Inc., Class A	1.6	Communication Services
Alphabet, Inc., Class C	1.6	Communication Services
Johnson & Johnson	1.1	Health Care
Home Depot, Inc. (The)	0.9	Consumer Discretionary
JPMorgan Chase & Co.	0.9	Financials
Intel Corp.	0.8	Information Technology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

ActiveBeta® U.S. Small Cap Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$61.23
Net Asset Value (NAV)[1]	$61.06

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Small Cap Equity Index[3]	Russell 2000® Index[4]
Shares	40.91%	41.10%	41.16%	41.69%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of small capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business

Builders FirstSource, Inc.	0.6%	Industrials
GameStop Corp., Class A	0.5	Consumer Discretionary
eXp World Holdings, Inc.	0.5	Real Estate
Penn National Gaming, Inc.	0.4	Consumer Discretionary
Redfin Corp.	0.4	Real Estate
Deckers Outdoor Corp.	0.4	Consumer Discretionary
MicroStrategy, Inc., Class A	0.4	Information Technology
Plug Power, Inc.	0.4	Industrials
Vericel Corp.	0.4	Health Care
Digital Turbine, Inc.	0.3	Information Technology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2021

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Russell Investments. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.9% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Industry Terms

Book Value: The total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

13

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Argentina – 0.3%
17,866	Globant SA (Information Technology)*	$3,836,187
496,400	YPF SA ADR (Energy)*	2,149,412

		5,985,599

Brazil – 4.4%
1,454,499	Ambev SA (Consumer Staples)	3,659,051
670,145	Atacadao SA (Consumer Staples)	2,285,904
331,020	B3 SA – Brasil Bolsa Balcao (Financials)	3,225,233
546,507	Banco Bradesco SA (Financials)	2,019,106
70,700	Banco Inter SA (Financials)	1,971,159
946,545	BB Seguridade Participacoes SA (Financials)	4,319,114
462,746	Cia Siderurgica Nacional SA (Materials)	2,729,289
405,500	CPFL Energia SA (Utilities)	2,099,879
327,556	Energisa SA (Utilities)	2,566,704
394,863	Engie Brasil Energia SA (Utilities)	2,915,569
514,934	Equatorial Energia SA (Utilities)	1,857,183
903,395	Hapvida Participacoes e Investimentos SA (Health Care)(a)	2,512,560
753,206	Klabin SA (Materials)*	3,982,914
360,934	Lojas Renner SA (Consumer Discretionary)	2,374,255
1,254,052	Magazine Luiza SA (Consumer Discretionary)	5,441,002
281,326	Natura & Co. Holding SA (Consumer Staples)*	2,330,649
170,200	Notre Dame Intermedica Participacoes SA (Health Care)	2,648,414
809,743	Petroleo Brasileiro SA (Energy)	3,218,311
1,400,047	Raia Drogasil SA (Consumer Staples)	5,835,780
333,135	Sul America SA (Financials)	1,974,403
222,568	Suzano SA (Materials)*	2,922,152
330,960	Telefonica Brasil SA (Communication Services)	2,612,975
818,686	Vale SA (Materials)	13,885,072
430,926	WEG SA (Industrials)	6,035,075

		85,421,753

Chile – 0.4%
1,333,644	Cencosud SA (Consumer Staples)	2,614,102
388,700	Cia Cervecerias Unidas SA (Consumer Staples)	3,356,654
38,645,421	Enel Chile SA (Utilities)	2,858,982

		8,829,738

China – 32.5%
1,876,300	3SBio, Inc. (Health Care)*(a)	1,867,266
4,457,752	Agricultural Bank of China Ltd., Class A (Financials)	2,242,686
9,218,956	Agricultural Bank of China Ltd., Class H (Financials)	3,351,332
64,437	Airtac International Group (Industrials)	2,244,103

Common Stocks – (continued)
China – (continued)
394,650	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	93,831,984
695,826	Alibaba Health Information Technology Ltd. (Health Care)*	2,332,172
279,978	ANTA Sports Products Ltd. (Consumer Discretionary)	4,294,944
26,268	Autohome, Inc. ADR (Communication Services)	2,995,603
53,359	Baidu, Inc. ADR (Communication Services)*	15,125,142
2,989,908	Bank of Beijing Co. Ltd., Class A (Financials)	2,200,955
4,795,849	Bank of China Ltd., Class A (Financials)	2,397,980
16,572,770	Bank of China Ltd., Class H (Financials)	5,810,997
4,274,231	Bank of Communications Co. Ltd., Class A (Financials)	3,014,458
5,137,257	Bank of Communications Co. Ltd., Class H (Financials)	2,900,628
3,005,014	Bank of Jiangsu Co. Ltd., Class A (Financials)	2,666,548
1,506,277	Bank of Nanjing Co. Ltd., Class A (Financials)	2,045,609
2,008,874	Bank of Shanghai Co. Ltd., Class A (Financials)	2,597,956
6,200	BeiGene Ltd. ADR (Health Care)*	1,984,000
878,900	Beijing Enterprises Holdings Ltd. (Utilities)	3,042,078
20,569	Bilibili, Inc. ADR (Communication Services)*	2,591,077
65,041	BYD Co. Ltd., Class A (Consumer Discretionary)	1,980,083
92,639	BYD Co. Ltd., Class H (Consumer Discretionary)	2,354,981
3,742,604	China Bohai Bank Co. Ltd., Class H (Financials)*(a)	2,064,925
4,428,802	China CITIC Bank Corp. Ltd., Class H (Financials)	2,089,556
596,173	China Conch Venture Holdings Ltd. (Industrials)	2,651,417
2,656,898	China Construction Bank Corp., Class A (Financials)	2,976,779
18,341,356	China Construction Bank Corp., Class H (Financials)	14,730,114
6,135,408	China Everbright Bank Co. Ltd., Class H (Financials)	2,657,476
1,018,426	China Life Insurance Co. Ltd., Class H (Financials)	2,147,827
1,928,975	China Medical System Holdings Ltd. (Health Care)	3,013,810
1,179,641	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	6,447,663
328,460	China Merchants Bank Co. Ltd., Class A (Financials)	2,590,231
850,546	China Merchants Bank Co. Ltd., Class H (Financials)	6,529,293

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,818,753	China Minsheng Banking Corp. Ltd., Class A (Financials)	$2,253,315
4,785,529	China Minsheng Banking Corp. Ltd., Class H (Financials)	2,856,259
1,462,827	China National Building Material Co. Ltd., Class H (Materials)	2,217,619
2,856,900	China Petroleum & Chemical Corp., Class A (Energy)	1,988,413
4,728,830	China Petroleum & Chemical Corp., Class H (Energy)	2,615,156
510,204	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	3,847,568
3,724,420	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	2,376,569
1,202,862	China Shenhua Energy Co. Ltd., Class H (Energy)	2,285,598
111,134	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	5,280,874
18,639,216	China Tower Corp. Ltd., Class H (Communication Services)(a)	2,787,226
967,665	China Yangtze Power Co. Ltd., Class A (Utilities)	2,949,356
3,237,665	China Zheshang Bank Co. Ltd., Class A (Financials)	2,053,567
346,613	Country Garden Services Holdings Co. Ltd. (Industrials)	2,850,704
3,570,425	CSPC Pharmaceutical Group Ltd. (Health Care)	3,728,134
2,001,484	Daqin Railway Co. Ltd., Class A (Industrials)	2,016,974
236,732	ENN Energy Holdings Ltd. (Utilities)	3,628,486
21,027	GDS Holdings Ltd. ADR (Information Technology)*	2,148,118
558,000	Geely Automobile Holdings Ltd. (Consumer Discretionary)	1,812,681
636,600	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	1,850,546
37,298	GSX Techedu, Inc. ADR (Consumer Discretionary)*(b)	3,836,099
399,718	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	3,279,735
2,181,501	Huaxia Bank Co. Ltd., Class A (Financials)	2,100,753
2,997,280	Industrial & Commercial Bank of China Ltd., Class A (Financials)	2,483,915
11,500,765	Industrial & Commercial Bank of China Ltd., Class H (Financials)	7,501,772
1,069,467	Industrial Bank Co. Ltd., Class A (Financials)	4,073,311
65,691	Intco Medical Technology Co. Ltd., Class A (Health Care)	2,158,425
170,996	JD.com, Inc. ADR (Consumer Discretionary)*	16,051,395
339,800	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	5,338,340

Common Stocks – (continued)
China – (continued)
25,415	JOYY, Inc. ADR (Communication Services)	2,996,428
696,092	Kingboard Holdings Ltd. (Information Technology)	3,212,449
720,353	Kingdee International Software Group Co. Ltd. (Information Technology)*	2,586,171
2,520,712	Kunlun Energy Co. Ltd. (Utilities)	2,316,858
21,801	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	7,141,944
3,617,960	Lenovo Group Ltd. (Information Technology)	4,575,298
879,630	Li Ning Co. Ltd. (Consumer Discretionary)	4,943,939
767,632	Longfor Group Holdings Ltd. (Real Estate)(a)	4,551,950
673,390	Meituan, Class B (Consumer Discretionary)*(a)	29,514,280
146,070	Midea Group Co. Ltd., Class A (Consumer Discretionary)	2,098,227
142,561	Momo, Inc. ADR (Communication Services)	2,258,166
99,451	NetEase, Inc. ADR (Communication Services)	10,924,692
30,906	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	5,489,524
94,774	NIO, Inc. ADR (Consumer Discretionary)*	4,338,754
258,900	Nongfu Spring Co. Ltd., Class H (Consumer Staples)*(a)	1,718,802
4,268,197	PetroChina Co. Ltd., Class A (Energy)	2,871,878
7,194,501	PetroChina Co. Ltd., Class H (Energy)	2,578,292
2,879,259	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,178,740
61,626	Pinduoduo, Inc. ADR (Consumer Discretionary)*	10,547,906
193,837	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	2,548,058
1,281,917	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	15,748,508
2,194,224	Postal Savings Bank of China Co. Ltd., Class A (Financials)	2,072,371
4,269,864	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	3,175,971
714,957	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	2,344,628
1,477,859	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	2,709,064
1,591,550	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,588,785
1,616,843	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,016,110

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,216,347	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	$2,014,152
39,274	Silergy Corp. (Information Technology)	3,778,990
108,199	SINA Corp. (Communication Services)*(b)	4,670,951
282,508	Smoore International Holdings Ltd. (Consumer Staples)*(a)	2,292,520
2,904,325	Sun Art Retail Group Ltd. (Consumer Staples)(b)	2,508,457
1,830,596	Suning.com Co. Ltd., Class A (Consumer Discretionary)	1,977,541
80,336	TAL Education Group ADR (Consumer Discretionary)*	6,229,253
1,217,573	Tencent Holdings Ltd. (Communication Services)	103,984,236
1,729,066	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	3,472,687
1,878,713	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	2,760,908
60,427	Trip.com Group Ltd. ADR (Consumer Discretionary)*	2,383,845
226,569	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	8,455,555
2,796,851	Want Want China Holdings Ltd. (Consumer Staples)	2,019,036
446,940	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,941,613
90,566	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	3,913,436
333,383	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	4,127,883
1,478,642	Xiaomi Corp., Class B (Information Technology)*(a)	4,822,477
998,926	Xinyi Solar Holdings Ltd. (Information Technology)	2,098,976
346,334	Yihai International Holding Ltd. (Consumer Staples)*	4,741,396
182,823	Yum China Holdings, Inc. (Consumer Discretionary)	10,940,128
12,200	Zai Lab Ltd. ADR (Health Care)*	1,799,744
450,300	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	2,786,312
1,085,000	Zijin Mining Group Co. Ltd., Class H (Materials)	1,608,475
74,085	ZTO Express Cayman, Inc. ADR (Industrials)	2,499,628

		638,018,573

Egypt – 0.3%
800,027	Commercial International Bank Egypt SAE GDR (Financials)	3,132,106
603,342	Commercial International Bank Egypt SAE (Financials)	2,396,459

		5,528,565

Common Stocks – (continued)
Greece – 0.2%
284,936	Hellenic Telecommunications Organization SA (Communication Services)	4,406,199

Hong Kong – 0.2%
3,840,888	Sino Biopharmaceutical Ltd. (Health Care)	4,272,962

India – 9.7%
148,718	Adani Green Energy Ltd. (Utilities)*	2,347,290
110,660	Asian Paints Ltd. (Materials)	3,429,203
259,534	Aurobindo Pharma Ltd. (Health Care)	3,020,392
59,121	Avenue Supermarts Ltd. (Consumer Staples)*(a)	2,408,928
294,561	Berger Paints India Ltd. (Materials)	2,725,145
519,264	Biocon Ltd. (Health Care)*	2,757,254
80,031	Britannia Industries Ltd. (Consumer Staples)	3,663,391
268,992	Cipla Ltd. (Health Care)	2,880,998
184,029	Colgate-Palmolive India Ltd. (Consumer Staples)	3,959,810
315,323	Dabur India Ltd. (Consumer Staples)	2,158,794
86,686	Divi’s Laboratories Ltd. (Health Care)*	3,967,254
82,574	Dr. Reddy’s Laboratories Ltd. (Health Care)	4,974,048
196,600	Havells India Ltd. (Industrials)	2,957,762
748,732	HCL Technologies Ltd. (Information Technology)	9,266,304
86,189	HDFC Asset Management Co. Ltd. (Financials)(a)	3,444,745
329,929	HDFC Life Insurance Co. Ltd. (Financials)*(a)	3,145,741
135,044	Hindustan Unilever Ltd. (Consumer Staples)	3,918,086
284,900	Housing Development Finance Corp. Ltd. (Financials)	9,845,207
575,995	ICICI Bank Ltd. (Financials)*	4,685,324
123,466	ICICI Lombard General Insurance Co. Ltd. (Financials)*(a)	2,395,897
2,209,642	Indian Oil Corp. Ltd. (Energy)	2,948,294
38,297	Info Edge India Ltd. (Communication Services)*	2,559,048
1,013,672	Infosys Ltd. (Information Technology)	17,288,360
877,678	ITC Ltd. (Consumer Staples)	2,434,710
66,525	Jubilant Foodworks Ltd. (Consumer Discretionary)	2,711,243
78,638	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	3,852,283
229,070	Lupin Ltd. (Health Care)	3,174,436
176,700	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,939,047
604,714	Marico Ltd. (Consumer Staples)	3,271,471
139,052	Muthoot Finance Ltd. (Financials)	2,459,358
20,653	Nestle India Ltd. (Consumer Staples)	4,525,364

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
8,600	Page Industries Ltd. (Consumer Discretionary)	$3,286,696
83,678	PI Industries Ltd. (Materials)	2,479,083
122,191	Pidilite Industries Ltd. (Materials)	2,803,401
863,608	Power Grid Corp. of India Ltd. (Utilities)	2,518,489
381,846	Reliance Industries Ltd. (Energy)	10,838,326
201,744	SBI Life Insurance Co. Ltd. (Financials)*(a)	2,379,967
96,562	Siemens Ltd. (Industrials)	2,430,968
272,042	Tata Consultancy Services Ltd. (Information Technology)	10,714,720
297,586	Tata Consumer Products Ltd. (Consumer Staples)	2,466,823
989,139	Tata Motors Ltd. (Consumer Discretionary)*	4,347,043
219,600	Tata Steel Ltd. (Materials)	2,137,129
419,809	Tech Mahindra Ltd. (Information Technology)	5,249,255
66,377	Torrent Pharmaceuticals Ltd. (Health Care)	2,193,327
32,888	UltraTech Cement Ltd. (Materials)	2,736,751
1,051,356	Wipro Ltd. (Information Technology)	5,870,196
732,900	Zee Entertainment Enterprises Ltd. (Communication Services)	2,004,666

		189,572,027

Indonesia – 1.4%
9,762,100	Aneka Tambang Tbk (Materials)	1,946,936
6,324,081	Astra International Tbk PT (Consumer Discretionary)	2,398,177
2,032,071	Bank Central Asia Tbk PT (Financials)	4,787,639
932,100	Gudang Garam Tbk PT (Consumer Staples)*	2,389,161
4,690,434	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	2,824,471
4,813,771	Indofood Sukses Makmur Tbk PT (Consumer Staples)	2,045,177
18,707,159	Kalbe Farma Tbk PT (Health Care)	1,931,146
10,829,895	Merdeka Copper Gold Tbk PT (Materials)*	2,152,290
14,938,268	Telkom Indonesia Persero Tbk PT (Communication Services)	3,661,134
6,436,480	Unilever Indonesia Tbk PT (Consumer Staples)	3,164,000

		27,300,131

Kuwait – 0.3%
1,279,678	Kuwait Finance House KSCP (Financials)	3,052,792
1,128,184	National Bank of Kuwait SAKP (Financials)	3,075,340

		6,128,132

Common Stocks – (continued)
Luxembourg – 0.1%
118,551	Reinet Investments SCA (Financials)	2,212,091

Mexico – 1.7%
9,443,271	America Movil SAB de CV, Series L (Communication Services)	6,046,981
1,352,845	Becle SAB de CV (Consumer Staples)	2,791,672
4,812,129	Cemex SAB de CV, Series CPO (Materials)*	3,208,009
541,643	Fomento Economico Mexicano SAB de CV (Consumer Staples)	3,707,744
293,384	Gruma SAB de CV, Class B (Consumer Staples)	3,199,226
1,842,000	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,461,926
524,213	Grupo Financiero Banorte SAB de CV, Class O (Financials)*	2,633,788
789,129	Grupo Mexico SAB de CV, Series B (Materials)	3,748,556
1,838,815	Wal-Mart de Mexico SAB de CV (Consumer Staples)	5,248,104

		34,046,006

Philippines – 0.3%
93,414	Globe Telecom, Inc. (Communication Services)	3,900,593
95,270	PLDT, Inc. (Communication Services)	2,529,014

		6,429,607

Poland – 0.6%
69,426	Dino Polska SA (Consumer Staples)*(a)	4,588,886
35,900	KGHM Polska Miedz SA (Materials)*	1,824,974
1,162,300	PGE Polska Grupa Energetyczna SA (Utilities)*	2,073,842
302,145	Powszechny Zaklad Ubezpieczen SA (Financials)*	2,374,298

		10,862,000

Qatar – 0.9%
3,065,229	Masraf Al Rayan QSC (Financials)	3,648,731
1,075,266	Ooredoo QPSC (Communication Services)	2,273,508
891,446	Qatar International Islamic Bank QSC (Financials)	2,071,616
628,311	Qatar Islamic Bank (Financials)	2,708,721
1,290,694	Qatar National Bank QPSC (Financials)	6,113,674

		16,816,250

Russia – 3.4%
1,448,421	Gazprom PJSC (Energy)	4,253,689
49,620,122	Inter RAO UES PJSC (Utilities)	3,398,433
99,031	LUKOIL PJSC (Energy)	7,444,846

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
19,154	MMC Norilsk Nickel PJSC (Materials)	$6,000,281
1,579,935	Moscow Exchange MICEX-RTS PJSC (Financials)	3,665,937
1,166,485	Novolipetsk Steel PJSC (Materials)	3,503,641
173,450	PhosAgro PJSC GDR (Materials)	3,141,474
185,139	Polymetal International PLC (Materials)	3,686,014
21,087	Polyus PJSC (Materials)	3,973,395
2,308,531	Sberbank of Russia PJSC (Financials)	8,363,208
211,293	Severstal PAO (Materials)	3,824,038
4,672,514	Surgutneftegas PJSC (Energy)	2,036,379
385,394	Tatneft PJSC (Energy)	2,711,912
40,900	TCS Group Holding PLC GDR (Financials)	2,122,438
96,400	X5 Retail Group NV GDR (Consumer Staples)	3,181,540
80,979	Yandex NV, Class A (Communication Services)*	5,231,328

		66,538,553

Saudi Arabia – 2.5%
110,697	Abdullah Al Othaim Markets Co. (Consumer Staples)	3,606,765
154,938	Advanced Petrochemical Co. (Materials)	2,800,906
260,425	Al Rajhi Bank (Financials)	6,318,804
66,053	Bupa Arabia for Cooperative Insurance Co. (Financials)*	2,102,847
307,453	Etihad Etisalat Co. (Communication Services)*	2,352,727
265,593	National Commercial Bank (Financials)	3,328,322
516,154	Sahara International Petrochemical Co. (Materials)	2,614,832
261,895	Samba Financial Group (Financials)	2,356,741
567,238	Saudi Arabian Oil Co. (Energy)(a)	5,225,456
118,922	Saudi Basic Industries Corp. (Materials)	3,380,105
397,440	Saudi Electricity Co. (Utilities)	2,233,845
299,903	Saudi Industrial Investment Group (Materials)	2,262,966
955,234	Saudi Kayan Petrochemical Co. (Materials)*	3,779,675
133,698	Saudi Telecom Co. (Communication Services)	4,234,988
218,684	Savola Group (The) (Consumer Staples)	2,195,295

		48,794,274

South Africa – 3.7%
243,700	Absa Group Ltd. (Financials)	1,952,335
116,871	African Rainbow Minerals Ltd. (Materials)	2,276,038
236,076	Aspen Pharmacare Holdings Ltd. (Health Care)*	2,220,287

Common Stocks – (continued)
South Africa – (continued)
138,660	Bid Corp. Ltd. (Consumer Staples)	2,593,996
144,401	Clicks Group Ltd. (Consumer Staples)	2,333,488
1,117,814	FirstRand Ltd. (Financials)	3,713,685
309,655	Gold Fields Ltd. (Materials)	2,571,488
306,037	Impala Platinum Holdings Ltd. (Materials)	4,971,958
67,500	Kumba Iron Ore Ltd. (Materials)	2,892,300
220,658	Mr Price Group Ltd. (Consumer Discretionary)	2,541,036
434,661	MTN Group (Communication Services)	2,086,029
534,393	MultiChoice Group (Communication Services)	4,503,773
68,655	Naspers Ltd., Class N (Consumer Discretionary)	15,946,318
321,514	Nedbank Group Ltd. (Financials)	2,772,922
344,059	Remgro Ltd. (Financials)	2,353,583
351,980	Shoprite Holdings Ltd. (Consumer Staples)	3,092,381
826,341	Sibanye Stillwater Ltd. (Materials)	3,820,114
225,845	SPAR Group Ltd. (The) (Consumer Staples)	2,838,449
310,852	Standard Bank Group Ltd. (Financials)	2,729,607
164,535	Tiger Brands Ltd. (Consumer Staples)(b)	2,190,758
245,998	Vodacom Group Ltd. (Communication Services)	2,023,368

		72,423,913

South Korea – 14.8%
24,186	Amorepacific Corp. (Consumer Staples)	5,048,168
63,012	AMOREPACIFIC Group (Consumer Staples)	3,628,728
15,907	BGF retail Co. Ltd. (Consumer Staples)	2,251,191
17,100	Celltrion Healthcare Co. Ltd. (Health Care)*	1,911,669
18,137	Celltrion Pharm, Inc. (Health Care)*	2,481,226
16,102	Celltrion, Inc. (Health Care)*	4,263,770
150,850	Cheil Worldwide, Inc. (Communication Services)	2,611,511
8,199	CJ CheilJedang Corp. (Consumer Staples)	2,966,527
19,500	CJ ENM Co. Ltd. (Consumer Discretionary)	2,400,401
13,414	CJ Logistics Corp. (Industrials)*	1,958,074
47,034	Coway Co. Ltd. (Consumer Discretionary)	2,708,589
30,211	E-MART, Inc. (Consumer Staples)	4,544,423
70,842	GS Holdings Corp. (Energy)	2,459,135
68,606	GS Retail Co. Ltd. (Consumer Staples)	2,210,536
85,198	Hana Financial Group, Inc. (Financials)	2,809,600

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
60,046	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	$2,546,677
52,877	Hanwha Solutions Corp. (Materials)*	2,120,257
41,877	Hotel Shilla Co. Ltd. (Consumer Discretionary)	3,041,534
15,394	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	4,151,653
19,945	Hyundai Motor Co. (Consumer Discretionary)	4,207,357
347,316	Industrial Bank of Korea (Financials)	2,575,116
14,914	Kakao Corp. (Communication Services)	6,477,999
92,100	Kangwon Land, Inc. (Consumer Discretionary)*	1,983,818
82,502	KB Financial Group, Inc. (Financials)	3,216,366
98,877	Kia Motors Corp. (Consumer Discretionary)	6,987,836
40,570	KMW Co. Ltd. (Information Technology)*	2,238,843
95,584	Korea Electric Power Corp. (Utilities)	1,931,248
89,400	Korea Gas Corp. (Utilities)*	2,534,393
6,107	Korea Zinc Co. Ltd. (Materials)	2,193,302
31,744	KT&G Corp. (Consumer Staples)	2,212,332
9,800	Kumho Petrochemical Co. Ltd. (Materials)*	1,840,498
5,880	LG Chem Ltd. (Materials)	4,349,159
62,098	LG Electronics, Inc. (Consumer Discretionary)	8,097,336
5,895	LG Household & Health Care Ltd. (Consumer Staples)	7,938,705
280,358	LG Uplus Corp. (Communication Services)	2,944,570
25,751	Lotte Shopping Co. Ltd. (Consumer Discretionary)	2,716,060
616,304	Meritz Securities Co. Ltd. (Financials)	2,062,575
22,005	NAVER Corp. (Communication Services)	7,344,793
8,388	NCSoft Corp. (Communication Services)	6,988,134
30,959	Orion Corp. (Consumer Staples)	3,540,927
4,827	Ottogi Corp. (Consumer Staples)	2,405,981
11,730	Pearl Abyss Corp. (Communication Services)*	3,021,506
17,286	POSCO (Materials)	4,331,116
40,026	S-1 Corp. (Industrials)	2,956,972
4,333	Samsung Biologics Co. Ltd. (Health Care)*(a)	2,892,523
22,369	Samsung C&T Corp. (Industrials)	2,419,077
60,385	Samsung Card Co. Ltd. (Financials)	1,770,971
21,210	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	3,577,477
1,070,266	Samsung Electronics Co. Ltd. (Information Technology)	78,590,961

Common Stocks – (continued)
South Korea – (continued)
16,263	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,504,227
7,875	Samsung SDI Co. Ltd. (Information Technology)	4,724,299
17,762	Samsung SDS Co. Ltd. (Information Technology)	3,074,952
70,881	Samsung Securities Co. Ltd. (Financials)	2,305,920
18,049	Seegene, Inc. (Health Care)	2,000,089
111,272	Shinhan Financial Group Co. Ltd. (Financials)	3,263,384
9,732	Shinsegae, Inc. (Consumer Discretionary)	2,312,812
134,525	SK Hynix, Inc. (Information Technology)	16,942,846
22,745	SK Telecom Co. Ltd. (Communication Services)	5,010,581
266,867	Woori Financial Group, Inc. (Financials)	2,275,555
53,156	Yuhan Corp. (Health Care)	2,933,397

		289,809,682

Taiwan – 16.7%
428,934	Accton Technology Corp. (Information Technology)	4,042,552
4,802,578	Acer, Inc. (Information Technology)	4,629,718
435,182	Advantech Co. Ltd. (Information Technology)	5,663,889
1,295,772	ASE Technology Holding Co. Ltd. (Information Technology)	4,815,094
1,633,358	Asia Cement Corp. (Materials)	2,501,130
380,687	Asustek Computer, Inc. (Information Technology)	4,155,061
469,600	Catcher Technology Co. Ltd. (Information Technology)	3,237,167
2,181,297	Cathay Financial Holding Co. Ltd. (Financials)	3,285,357
744,879	Chailease Holding Co. Ltd. (Financials)	4,599,917
835,719	Chicony Electronics Co. Ltd. (Information Technology)	2,814,485
7,795,528	China Development Financial Holding Corp. (Financials)	2,602,941
3,458,583	China Steel Corp. (Materials)	3,073,330
1,078,267	Chunghwa Telecom Co. Ltd. (Communication Services)	4,239,125
4,089,299	Compal Electronics, Inc. (Information Technology)	3,259,400
5,397,566	CTBC Financial Holding Co. Ltd. (Financials)	3,875,822
659,335	Delta Electronics, Inc. (Information Technology)	6,640,103
2,291,500	E.Sun Financial Holding Co. Ltd. (Financials)	2,077,385
2,437,424	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	3,321,075

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
650,143	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	$4,341,678
819,802	Formosa Plastics Corp. (Materials)	2,869,785
1,057,805	Foxconn Technology Co. Ltd. (Information Technology)	2,658,517
1,809,712	Fubon Financial Holding Co. Ltd. (Financials)	3,242,245
168,496	Globalwafers Co. Ltd. (Information Technology)	4,476,691
2,548,200	Hon Hai Precision Industry Co. Ltd. (Information Technology)	10,246,779
2,477,817	Inventec Corp. (Information Technology)	2,206,260
20,600	Largan Precision Co. Ltd. (Information Technology)	2,437,017
1,779,771	Lite-On Technology Corp. (Information Technology)	3,795,652
411,699	MediaTek, Inc. (Information Technology)	13,244,136
2,682,121	Mega Financial Holding Co. Ltd. (Financials)	2,811,882
806,435	Micro-Star International Co. Ltd. (Information Technology)	4,314,112
193,400	Nan Ya Printed Circuit Board Corp. (Information Technology)*	2,076,173
798,328	Nanya Technology Corp. (Information Technology)	2,765,951
277,467	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	3,885,186
377,854	Novatek Microelectronics Corp. (Information Technology)	6,430,403
243,377	Oneness Biotech Co. Ltd. (Health Care)*	2,276,266
751,200	Pegatron Corp. (Information Technology)	2,012,010
2,169,189	Pou Chen Corp. (Consumer Discretionary)	2,352,015
918,088	Powertech Technology, Inc. (Information Technology)	3,296,250
551,459	President Chain Store Corp. (Consumer Staples)	5,187,407
1,434,030	Quanta Computer, Inc. (Information Technology)	4,376,359
354,064	Realtek Semiconductor Corp. (Information Technology)	5,847,570
4,935,389	SinoPac Financial Holdings Co. Ltd. (Financials)	2,064,349
2,153,999	Synnex Technology International Corp. (Information Technology)	3,816,528
5,595,782	Taishin Financial Holding Co. Ltd. (Financials)	2,601,755
1,981,670	Taiwan Cement Corp. (Materials)	2,988,247
751,696	Taiwan Mobile Co. Ltd. (Communication Services)	2,620,579
5,344,509	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	116,283,007

Common Stocks – (continued)
Taiwan – (continued)
660,229	Unimicron Technology Corp. (Information Technology)	2,311,187
2,801,489	Uni-President Enterprises Corp. (Consumer Staples)	6,759,180
5,070,563	United Microelectronics Corp. (Information Technology)	9,867,140
789,072	Vanguard International Semiconductor Corp. (Information Technology)	3,286,325
2,870,803	Winbond Electronics Corp. (Information Technology)	3,148,839
1,843,584	WPG Holdings Ltd. (Information Technology)	3,001,761
3,836,639	Yuanta Financial Holding Co. Ltd. (Financials)	2,927,155

		327,659,947

Tanzania – 0.1%
118,983	AngloGold Ashanti Ltd. (Materials)	2,381,663

Thailand – 1.7%
537,016	Advanced Info Service PCL NVDR (Communication Services)	2,949,266
3,465,100	Bangkok Dusit Medical Services PCL NVDR (Health Care)	2,299,718
3,637,400	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	3,470,226
1,844,277	CP ALL PCL NVDR (Consumer Staples)	3,641,430
347,400	Delta Electronics Thailand PCL NVDR (Information Technology)*	4,611,249
1,101,900	Intouch Holdings PCL NVDR (Communication Services)	2,038,524
1,078,900	Krungthai Card PCL NVDR (Financials)	2,273,441
1,680,000	Muangthai Capital PCL NVDR (Financials)	3,637,631
1,571,200	PTT PCL NVDR (Energy)	2,085,548
207,000	Siam Cement PCL (The) NVDR (Materials)	2,514,087
7,177,900	Thai Union Group PCL NVDR (Consumer Staples)	3,334,681

		32,855,801

Turkey – 0.3%
468,643	BIM Birlesik Magazalar AS (Consumer Staples)	4,175,964
1,644,315	Haci Omer Sabanci Holding AS (Financials)	2,323,055

		6,499,019

United Arab Emirates – 0.4%
659,900	Emirates NBD Bank PJSC (Financials)	2,012,137
565,805	Emirates Telecommunications Group Co. PJSC (Communication Services)	3,065,358

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
668,717	First Abu Dhabi Bank PJSC (Financials)	$2,676,215

		7,753,710

United States – 0.2%
759,236	JBS SA (Consumer Staples)	3,517,548

TOTAL COMMON STOCKS
(Cost $1,299,585,330)		$1,904,063,743

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Brazil – 0.9%
965,326	Banco Bradesco SA (Financials)	3.06%	$3,983,904
243,900	Bradespar SA (Materials)	3.10	2,743,577
1,216,035	Itau Unibanco Holding SA (Financials)	1.99	5,574,989
1,454,509	Itausa SA (Financials)	2.10	2,596,848
886,819	Petroleo Brasileiro SA (Energy)	0.00	3,538,970

			18,438,288

Russia – 0.1%
4,464,041	Surgutneftegas PJSC (Energy)	2.42	2,355,169

South Korea – 1.2%
7,807	LG Household & Health Care Ltd. (Consumer Staples)	1.57	4,898,919
269,841	Samsung Electronics Co. Ltd. (Information Technology)	4.10	17,485,024

			22,383,943

TOTAL PREFERRED STOCKS
(Cost $31,820,457)			$43,177,400

Shares	Description	Value

Exchange-Traded Fund – 0.6%
United States – 0.6%
407,434	iShares MSCI Malaysia ETF
(Cost $11,988,997)		$11,082,205

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,343,394,784)		$1,958,323,348

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,474,035	0.036%	$14,474,035
(Cost $14,474,035)

TOTAL INVESTMENTS – 100.6%
(Cost $1,357,868,819)		$1,972,797,383

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(12,189,074)

NET ASSETS – 100.0%		$1,960,608,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Australia – 1.4%
2,078	BHP Group PLC (Materials)	$65,935
14,290	Glencore PLC (Materials)*	58,078
1,550	Rio Tinto PLC (Materials)	134,076

		258,089

Austria – 1.1%
355	OMV AG (Energy)	17,176
3,146	Raiffeisen Bank International AG (Financials)*	64,229
207	Verbund AG (Utilities)	15,879
2,769	voestalpine AG (Materials)	110,376

		207,660

Belgium – 1.1%
605	Ageas SA/NV (Financials)	34,118
617	Anheuser-Busch InBev SA/NV (Consumer Staples)	35,544
77	Elia Group SA/NV (Utilities)	8,374
344	Etablissements Franz Colruyt NV (Consumer Staples)	20,727
142	Groupe Bruxelles Lambert SA (Financials)	14,161
71	Sofina SA (Financials)	23,656
104	Solvay SA (Materials)	12,762
404	UCB SA (Health Care)	40,427
92	Umicore SA (Materials)	5,434

		195,203

Brazil – 0.1%
166	Yara International ASA (Materials)	8,030

Chile – 0.1%
975	Antofagasta PLC (Materials)	24,298

China – 0.3%
463	Prosus NV (Consumer Discretionary)*	55,109

Denmark – 4.2%
278	Ambu A/S, Class B (Health Care)	12,951
30	AP Moller – Maersk A/S, Class A (Industrials)	60,575
31	AP Moller – Maersk A/S, Class B (Industrials)	66,997
226	Carlsberg AS, Class B (Consumer Staples)	35,784
119	Chr Hansen Holding A/S (Materials)*	10,272
423	Coloplast A/S, Class B (Health Care)	64,822
497	Danske Bank A/S (Financials)*	9,224
134	Demant A/S (Health Care)*	5,554
217	DSV PANALPINA A/S (Industrials)	40,097
92	Genmab A/S (Health Care)*	31,086
177	GN Store Nord AS (Health Care)	14,966
345	H Lundbeck A/S (Health Care)	13,217
3,172	Novo Nordisk A/S, Class B (Health Care)	226,758
349	Novozymes A/S, Class B (Materials)*	21,693
319	Orsted AS (Utilities)(a)	51,967
476	Pandora A/S (Consumer Discretionary)	46,588
36	ROCKWOOL International A/S, Class B (Industrials)	13,128

Common Stocks – (continued)
Denmark – (continued)
426	Tryg A/S (Financials)	13,490
189	Vestas Wind Systems A/S (Industrials)	35,617

		774,786

Finland – 1.7%
421	Elisa OYJ (Communication Services)	25,218
675	Fortum OYJ (Utilities)	16,952
950	Kesko OYJ, Class B (Consumer Staples)	24,261
509	Kone OYJ, Class B (Industrials)*	40,826
404	Neste OYJ (Energy)	26,706
6,758	Nokia OYJ (Information Technology)*	27,070
1,967	Nordea Bank Abp (Financials)	17,871
1,857	Orion OYJ, Class B (Health Care)	76,569
161	Sampo OYJ, Class A (Financials)	7,205
978	Stora Enso OYJ, Class R (Materials)	19,379
496	UPM-Kymmene OYJ (Materials)	19,025

		301,082

France – 17.6%
240	Accor SA (Consumer Discretionary)*	10,068
851	Adevinta ASA (Communication Services)*	11,967
541	Air Liquide SA (Materials)	81,886
102	Airbus SE (Industrials)*	11,874
320	Alstom SA (Industrials)*	16,057
96	Amundi SA (Financials)*(a)	7,341
151	Arkema SA (Materials)	16,770
1,479	Atos SE (Information Technology)*	116,006
875	AXA SA (Financials)	22,091
306	BioMerieux (Health Care)	39,074
1,803	BNP Paribas SA (Financials)*	107,837
17,695	Bollore SA (Communication Services)	85,182
1,430	Bouygues SA (Industrials)	58,251
530	Bureau Veritas SA (Industrials)*	14,404
416	Capgemini SE (Information Technology)	67,233
3,871	Carrefour SA (Consumer Staples)	67,872
1,572	Cie de Saint-Gobain (Industrials)*	84,758
149	Cie Generale des Etablissements Michelin (Consumer Discretionary)	21,658
2,572	CNP Assurances (Financials)*	46,547
830	Credit Agricole SA (Financials)*	11,702
1,144	Danone SA (Consumer Staples)	78,400
5	Dassault Aviation SA (Industrials)*	5,420
185	Dassault Systemes (Information Technology)	38,601
293	Edenred (Information Technology)	16,320
642	Eiffage SA (Industrials)*	66,362
1,090	Electricite de France SA (Utilities)*	13,109
2,536	Engie SA (Utilities)*	37,200
375	EssilorLuxottica SA (Consumer Discretionary)	61,449
95	Eurazeo SE (Financials)*	7,074
49	Gecina SA REIT (Real Estate)	6,822
557	Getlink SE (Industrials)*	9,174
104	Hermes International (Consumer Discretionary)	116,540

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
101	Iliad SA (Communication Services)	$17,972
971	Ipsen SA (Health Care)	83,268
98	Kering (Consumer Discretionary)	62,438
2,006	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	91,040
517	Legrand SA (Industrials)	45,132
529	L’Oreal SA (Consumer Staples)	194,428
438	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	279,113
2,215	Orange SA (Communication Services)	25,670
34	Orpea SA (Health Care)*	4,105
267	Pernod Ricard SA (Consumer Staples)	50,995
1,172	Publicis Groupe SA (Communication Services)	69,052
146	Remy Cointreau SA (Consumer Staples)	28,000
199	Safran SA (Industrials)*	27,355
1,833	Sanofi (Health Care)	168,647
158	Sartorius Stedim Biotech (Health Care)	69,425
787	Schneider Electric SE (Industrials)	117,354
189	SEB SA (Consumer Discretionary)	34,113
2,403	Suez SA (Utilities)	50,314
123	Teleperformance (Industrials)	43,759
126	Thales SA (Industrials)	11,997
3,324	TOTAL SE (Energy)	154,831
350	Ubisoft Entertainment SA (Communication Services)*	28,710
1,135	Veolia Environnement SA (Utilities)	30,791
861	Vinci SA (Industrials)	89,919
982	Vivendi SE (Communication Services)	34,054
67	Wendel SE (Financials)	7,701
353	Worldline SA (Information Technology)*(a)	31,621

		3,206,853

Germany – 14.8%
441	adidas AG (Consumer Discretionary)*	154,644
436	Allianz SE (Financials)	105,738
697	Aroundtown SA (Real Estate)	5,088
726	BASF SE (Materials)	59,685
1,469	Bayer AG (Health Care)	89,368
453	Bayerische Motoren Werke AG (Consumer Discretionary)	39,314
79	Bechtle AG (Information Technology)	14,988
511	Beiersdorf AG (Consumer Staples)	50,799
642	Brenntag SE (Industrials)	50,075
198	Carl Zeiss Meditec AG (Health Care)	29,873
58	Continental AG (Consumer Discretionary)	8,371
376	Covestro AG (Materials)(a)	27,365
1,370	Daimler AG (Consumer Discretionary)	110,168
196	Delivery Hero SE (Consumer Discretionary)*(a)	25,147
779	Deutsche Bank AG (Financials)*	9,658
243	Deutsche Boerse AG (Financials)	39,981
2,756	Deutsche Post AG (Industrials)	137,355
3,245	Deutsche Telekom AG (Communication Services)	59,200
642	Deutsche Wohnen SE (Real Estate)	30,352

Common Stocks – (continued)
Germany – (continued)
2,739	E.ON SE (Utilities)	28,093
264	Evonik Industries AG (Materials)	8,937
746	Fresenius Medical Care AG & Co. KGaA (Health Care)	51,939
1,694	Fresenius SE & Co. KGaA (Health Care)	72,871
274	GEA Group AG (Industrials)	9,518
57	Hannover Rueck SE (Financials)	9,707
1,058	HeidelbergCement AG (Materials)	84,089
1,546	HelloFresh SE (Consumer Discretionary)*	121,036
155	Henkel AG & Co. KGaA (Consumer Staples)	13,809
155	HOCHTIEF AG (Industrials)	13,894
1,075	Infineon Technologies AG (Information Technology)	46,974
97	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	9,405
200	KION Group AG (Industrials)	16,979
396	Knorr-Bremse AG (Industrials)	50,729
49	LANXESS AG (Materials)	3,647
111	LEG Immobilien AG (Real Estate)	15,244
383	Merck KGaA (Health Care)	62,550
42	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	12,388
856	Nemetschek SE (Information Technology)	54,185
763	Puma SE (Consumer Discretionary)*	81,481
61	Rational AG (Industrials)	52,496
1,526	RWE AG (Utilities)	58,050
1,486	SAP SE (Information Technology)	184,086
362	Scout24 AG (Communication Services)(a)	27,440
909	Siemens AG (Industrials)	141,206
1,085	Siemens Energy AG (Industrials)*	41,155
320	Siemens Healthineers AG (Health Care)(a)	17,801
246	Symrise AG (Materials)	28,880
232	TeamViewer AG (Information Technology)*(a)	12,531
2,851	Telefonica Deutschland Holding AG (Communication Services)	7,648
2,725	Uniper SE (Utilities)	95,921
582	United Internet AG (Communication Services)	25,771
211	Volkswagen AG (Consumer Discretionary)	49,609
595	Vonovia SE (Real Estate)	38,089
965	Zalando SE (Consumer Discretionary)*(a)	99,585

		2,694,912

Ireland – 0.8%
944	CRH PLC (Materials)	41,020
148	Flutter Entertainment PLC (Consumer Discretionary)*	28,644
218	Kerry Group PLC, Class A (Consumer Staples)	26,448
280	Kingspan Group PLC (Industrials)*	20,477
466	Smurfit Kappa Group PLC (Materials)	22,150

		138,739

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – 3.9%
256	Amplifon SpA (Health Care)*	$10,254
1,133	Assicurazioni Generali SpA (Financials)	21,385
723	Atlantia SpA (Industrials)*	13,624
1,642	Davide Campari-Milano NV (Consumer Staples)	18,691
312	DiaSorin SpA (Health Care)	61,502
11,237	Enel SpA (Utilities)	106,988
767	Eni SpA (Energy)	8,828
266	Ferrari NV (Consumer Discretionary)	52,144
1,507	FinecoBank Banca Fineco SpA (Financials)*	26,651
1,339	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	14,002
22,020	Intesa Sanpaolo SpA (Financials)*	57,037
1,459	Moncler SpA (Consumer Discretionary)*	90,849
484	Nexi SpA (Information Technology)*(a)	8,745
2,566	Poste Italiane SpA (Financials)(a)	29,290
580	Prysmian SpA (Industrials)	18,790
617	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	31,559
5,555	Snam SpA (Utilities)	28,966
86,922	Telecom Italia SpA (Communication Services)	41,453
86,388	Telecom Italia SpA-RSP (Communication Services)	46,578
3,432	Terna Rete Elettrica Nazionale SpA (Utilities)	24,028
501	UniCredit SpA (Financials)*	5,193

		716,557

Jordan – 0.2%
1,065	Hikma Pharmaceuticals PLC (Health Care)	33,293

Luxembourg – 0.7%
3,989	ArcelorMittal (Materials)*	93,729
276	Eurofins Scientific SE (Health Care)*	24,670
1,969	SES SA (Communication Services)	15,812

		134,211

Mexico – 0.1%
1,263	Fresnillo PLC (Materials)	16,069

Netherlands – 6.6%
25	Adyen NV (Information Technology)*(a)	58,141
915	Aegon NV (Financials)	4,394
301	Akzo Nobel NV (Materials)	31,260
60	Argenx SE (Health Care)*	20,217
75	ASM International NV (Information Technology)	20,355
581	ASML Holding NV (Information Technology)	328,173
242	Heineken Holding NV (Consumer Staples)	20,914
275	Heineken NV (Consumer Staples)(b)	27,271
3,734	ING Groep NV (Financials)	40,968
497	JDE Peet’s NV (Consumer Staples)*	20,300
4,953	Koninklijke Ahold Delhaize NV (Consumer Staples)	131,301

Common Stocks – (continued)
Netherlands – (continued)
277	Koninklijke DSM NV (Materials)	45,911
4,462	Koninklijke KPN NV (Communication Services)	14,667
1,997	Koninklijke Philips NV (Health Care)*	108,969
329	Koninklijke Vopak NV (Energy)	15,778
1,080	NN Group NV (Financials)	50,077
1,154	Randstad NV (Industrials)*	77,516
3,700	Royal Dutch Shell PLC, Class A (Energy)	74,739
2,903	Royal Dutch Shell PLC, Class B (Energy)	56,318
780	Wolters Kluwer NV (Industrials)	62,183

		1,209,452

Norway – 1.1%
499	DNB ASA (Financials)(b)	9,772
436	Equinor ASA (Energy)	8,265
1,264	Gjensidige Forsikring ASA (Financials)	29,208
522	Mowi ASA (Consumer Staples)	12,692
10,325	Norsk Hydro ASA (Materials)	57,547
2,281	Orkla ASA (Consumer Staples)	21,152
447	Schibsted ASA, Class A (Communication Services)*	18,203
824	Schibsted ASA, Class B (Communication Services)*	28,494
1,112	Telenor ASA (Communication Services)	18,096

		203,429

Portugal – 0.6%
7,361	EDP – Energias de Portugal SA (Utilities)	42,404
4,156	Jeronimo Martins SGPS SA (Consumer Staples)	64,823

		107,227

Russia – 0.2%
5,069	Evraz PLC (Materials)	40,467

South Africa – 0.2%
1,071	Anglo American PLC (Materials)	41,514

Spain – 3.2%
3,196	ACS Actividades de Construccion y Servicios SA (Industrials)	98,302
343	Amadeus IT Group SA (Information Technology)*	23,939
1,257	Banco Bilbao Vizcaya Argentaria SA (Financials)	7,023
3,971	Banco Santander SA (Financials)*	13,966
11,921	CaixaBank SA (Financials)	34,829
589	Cellnex Telecom SA (Communication Services)*(a)	32,208
811	Enagas SA (Utilities)	17,094
992	Endesa SA (Utilities)	24,744
827	Ferrovial SA (Industrials)	20,719
988	Grifols SA (Health Care)	24,968
8,857	Iberdrola SA (Utilities)	112,075
2,938	Industria de Diseno Textil SA (Consumer Discretionary)	97,391
711	Naturgy Energy Group SA (Utilities)	17,873

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
882	Red Electrica Corp. SA (Utilities)	$14,843
603	Repsol SA (Energy)	7,623
701	Siemens Gamesa Renewable Energy SA (Industrials)	26,207
4,160	Telefonica SA (Communication Services)	17,804

		591,608

Sweden – 5.4%
210	Alfa Laval AB (Industrials)*	6,532
1,270	Assa Abloy AB, Class B (Industrials)	32,007
824	Atlas Copco AB, Class A (Industrials)	47,291
592	Atlas Copco AB, Class B (Industrials)	28,853
291	Boliden AB (Materials)	11,588
1,173	Electrolux AB, Series B (Consumer Discretionary)	27,851
857	Epiroc AB, Class A (Industrials)	18,282
540	Epiroc AB, Class B (Industrials)	10,684
1,468	EQT AB (Financials)	41,156
651	Essity AB, Class B (Consumer Staples)	19,669
281	Evolution Gaming Group AB (Consumer Discretionary)(a)	35,175
2,919	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	69,152
394	Hexagon AB, Class B (Information Technology)	33,002
2,281	Husqvarna AB, Class B (Consumer Discretionary)	28,050
197	ICA Gruppen AB (Consumer Staples)	9,402
228	Industrivarden AB, Class A (Financials)*	8,143
526	Industrivarden AB, Class C (Financials)*	17,464
799	Investment AB Latour, Class B (Industrials)	18,291
726	Investor AB, Class B (Financials)	54,000
1,426	Kinnevik AB, Class B (Financials)*	66,614
208	L E Lundbergforetagen AB, Class B (Financials)*	10,405
668	Nibe Industrier AB, Class B (Industrials)	21,097
1,474	Sandvik AB (Industrials)*	39,780
1,083	Securitas AB, Class B (Industrials)	16,690
850	Skandinaviska Enskilda Banken AB, Class A (Financials)*	9,833
2,259	Skanska AB, Class B (Industrials)	55,076
405	SKF AB, Class B (Industrials)	11,094
1,091	Svenska Cellulosa AB SCA, Class B (Materials)*	18,865
816	Svenska Handelsbanken AB, Class A (Financials)*	8,647
703	Swedbank AB, Class A (Financials)(b)	12,388
1,218	Swedish Match AB (Consumer Staples)	88,043
935	Tele2 AB, Class B (Communication Services)	11,860
4,725	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	59,287
3,392	Telia Co. AB (Communication Services)	13,774
1,104	Volvo AB, Class B (Industrials)*	28,428

		988,473

Common Stocks – (continued)
Switzerland – 14.5%
1,857	ABB Ltd. (Industrials)	53,579
491	Adecco Group AG (Industrials)	30,958
391	Alcon, Inc. (Health Care)*	27,011
80	Baloise Holding AG (Financials)	14,042
220	Banque Cantonale Vaudoise (Financials)	23,183
11	Barry Callebaut AG (Consumer Staples)	23,912
4	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	33,690
607	Cie Financiere Richemont SA (Consumer Discretionary)	58,722
331	Clariant AG (Materials)	6,951
714	Coca-Cola HBC AG (Consumer Staples)*	22,341
4,736	Credit Suisse Group AG (Financials)	68,662
32	EMS-Chemie Holding AG (Materials)	28,455
52	Geberit AG (Industrials)	30,799
14	Givaudan SA (Materials)	52,997
97	Julius Baer Group Ltd. (Financials)	5,979
546	Kuehne + Nagel International AG (Industrials)	130,092
712	LafargeHolcim Ltd. (Materials)*	39,450
716	Logitech International SA (Information Technology)	76,733
90	Lonza Group AG (Health Care)	57,044
4,669	Nestle SA (Consumer Staples)	489,954
3,331	Novartis AG (Health Care)	287,696
96	Partners Group Holding AG (Financials)	115,639
138	Roche Holding AG (Health Care)	46,310
1,246	Roche Holding AG (Health Care)	410,080
56	Schindler Holding AG (Industrials)	14,982
75	Schindler Holding AG Participation Certificates (Industrials)	20,562
32	SGS SA (Industrials)	91,726
174	Sika AG (Materials)	46,167
52	Sonova Holding AG (Health Care)*	13,372
1,171	STMicroelectronics NV (Information Technology)	45,441
43	Straumann Holding AG (Health Care)	52,200
86	Swatch Group AG (The) – Bearer (Consumer Discretionary)	25,763
356	Swatch Group AG (The) – Registered (Consumer Discretionary)	20,527
29	Swiss Life Holding AG (Financials)	14,489
184	Swiss Prime Site AG (Real Estate)	17,296
104	Swiss Re AG (Financials)	9,815
41	Swisscom AG (Communication Services)	20,674
32	Temenos AG (Information Technology)	4,339
4,320	UBS Group AG (Financials)	67,284
48	Vifor Pharma AG (Health Care)	5,997
109	Zurich Insurance Group AG (Financials)	44,729

		2,649,642

United Kingdom – 17.3%
423	3i Group PLC (Financials)	6,547
3,341	Admiral Group PLC (Financials)	144,242
502	Ashtead Group PLC (Industrials)	27,232

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
818	Associated British Foods PLC (Consumer Staples)*	$27,082
1,919	AstraZeneca PLC (Health Care)	186,331
11,939	Auto Trader Group PLC (Communication Services)*(a)	91,839
526	AVEVA Group PLC (Information Technology)	24,967
15,057	Aviva PLC (Financials)	76,184
4,254	BAE Systems PLC (Industrials)	28,780
12,921	Barclays PLC (Financials)	28,832
2,608	Barratt Developments PLC (Consumer Discretionary)*	24,226
276	Berkeley Group Holdings PLC (Consumer Discretionary)	15,640
11,876	BP PLC (Energy)	48,442
2,962	British American Tobacco PLC (Consumer Staples)	102,929
725	British Land Co. PLC (The) REIT (Real Estate)	4,963
7,360	BT Group PLC (Communication Services)*	12,713
785	Bunzl PLC (Industrials)	24,551
3,422	Burberry Group PLC (Consumer Discretionary)*	86,859
1,415	CNH Industrial NV (Industrials)*	21,023
552	Coca-Cola European Partners PLC (Consumer Staples)	28,124
673	Compass Group PLC (Consumer Discretionary)*	13,690
398	Croda International PLC (Materials)	34,321
231	DCC PLC (Industrials)	18,635
3,100	Diageo PLC (Consumer Staples)	121,897
3,444	Direct Line Insurance Group PLC (Financials)	15,437
1,089	Entain PLC (Consumer Discretionary)*	21,513
694	Experian PLC (Industrials)	22,055
8,132	GlaxoSmithKline PLC (Health Care)	135,386
1,133	Halma PLC (Information Technology)	35,910
3,986	Hargreaves Lansdown PLC (Financials)	84,178
12,310	HSBC Holdings PLC (Financials)*	73,352
2,394	Imperial Brands PLC (Consumer Staples)	44,616
895	Informa PLC (Communication Services)*	6,892
198	Intertek Group PLC (Industrials)	14,827
33,786	J Sainsbury PLC (Consumer Staples)	106,848
7,572	JD Sports Fashion PLC (Consumer Discretionary)*	87,910
1,652	Johnson Matthey PLC (Materials)	70,560
15,460	Kingfisher PLC (Consumer Discretionary)*	57,365
663	Land Securities Group PLC REIT (Real Estate)	6,164
7,125	Legal & General Group PLC (Financials)	25,830
19,326	Lloyds Banking Group PLC (Financials)*	10,538
528	London Stock Exchange Group PLC (Financials)	71,000
30,681	M&G PLC (Financials)	78,884

Common Stocks – (continued)
United Kingdom – (continued)
3,118	Melrose Industries PLC (Industrials)*	7,232
694	Mondi PLC (Materials)	16,733
3,904	National Grid PLC (Utilities)	44,015
494	Next PLC (Consumer Discretionary)*	52,214
1,197	Ocado Group PLC (Consumer Discretionary)*	36,818
1,477	Pearson PLC (Communication Services)(b)	15,508
196	Persimmon PLC (Consumer Discretionary)	7,097
406	Phoenix Group Holdings PLC (Financials)	4,030
1,016	Prudential PLC (Financials)	20,007
748	Reckitt Benckiser Group PLC (Consumer Staples)	62,747
2,556	RELX PLC (Industrials)	60,482
2,887	Rentokil Initial PLC (Industrials)*	18,837
6,910	Sage Group PLC (The) (Information Technology)	53,966
323	Schroders PLC (Financials)	15,819
2,941	Segro PLC REIT (Real Estate)	37,409
716	Severn Trent PLC (Utilities)	21,923
1,744	Smith & Nephew PLC (Health Care)	33,782
288	Smiths Group PLC (Industrials)	5,895
190	Spirax-Sarco Engineering PLC (Industrials)	28,450
1,303	SSE PLC (Utilities)	24,129
2,529	St James’s Place PLC (Financials)	41,510
4,657	Standard Chartered PLC (Financials)*	30,087
11,161	Tesco PLC (Consumer Staples)	35,078
3,575	Unilever PLC (Consumer Staples)	186,583
1,424	United Utilities Group PLC (Utilities)	17,106
36,047	Vodafone Group PLC (Communication Services)	61,495
8,185	Wm Morrison Supermarkets PLC (Consumer Staples)	19,551
2,763	WPP PLC (Communication Services)	32,982

		3,160,799

United States – 1.3%
1,169	Ferguson PLC (Industrials)	137,811
620	QIAGEN NV (Health Care)*	30,855
1,363	Stellantis NV (Consumer Discretionary)	22,225
5,094	Tenaris SA (Energy)	53,459

		244,350

TOTAL COMMON STOCKS
(Cost $16,034,766)		$18,001,852

Shares	Description	Rate	Value

Preferred Stocks – 1.0%
Germany – 1.0%
214	Bayerische Motoren Werke AG (Consumer Discretionary)	4.44%	$14,559
723	FUCHS PETROLUB SE (Materials)	2.10	39,790
194	Henkel AG & Co. KGaA (Consumer Staples)	2.23	19,210

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
72	Sartorius AG (Health Care)	0.08%	$37,177
300	Volkswagen AG (Consumer Discretionary)	2.77	63,004

TOTAL PREFERRED STOCKS
(Cost $147,986)			$173,740

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $16,182,752)			$18,175,592

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
67,768	0.036%	$67,768
(Cost $67,768)

TOTAL INVESTMENTS – 99.9%
(Cost $16,250,520)		$18,243,360

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		26,957

NET ASSETS – 100.0%		$18,270,317

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
MSCI Europe Index	3	03/19/21	$87,767	$(537)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 6.2%
13,690	Afterpay Ltd. (Information Technology)*	$1,266,768
425,606	AGL Energy Ltd. (Utilities)	3,087,454
70,792	Ampol Ltd. (Energy)	1,347,160
120,543	APA Group (Utilities)	866,984
55,244	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,298,494
28,555	ASX Ltd. (Financials)	1,494,452
272,167	Aurizon Holdings Ltd. (Industrials)	802,811
918,208	AusNet Services (Utilities)	1,176,501
233,169	Australia & New Zealand Banking Group Ltd. (Financials)	4,724,193
167,670	BHP Group Ltd. (Materials)	6,377,570
135,174	BHP Group PLC (Materials)	4,289,057
296,003	BlueScope Steel Ltd. (Materials)	3,822,481
155,607	Brambles Ltd. (Industrials)	1,192,662
105,609	Coca-Cola Amatil Ltd. (Consumer Staples)	1,094,800
21,769	Cochlear Ltd. (Health Care)	3,563,011
433,666	Coles Group Ltd. (Consumer Staples)	5,146,958
176,862	Commonwealth Bank of Australia (Financials)	11,167,729
45,048	Computershare Ltd. (Information Technology)	462,807
56,740	Crown Resorts Ltd. (Consumer Discretionary)	437,085
42,568	CSL Ltd. (Health Care)	8,653,954
150,986	Dexus REIT (Real Estate)	1,040,351
190,662	Evolution Mining Ltd. (Materials)	619,964
240,572	Fortescue Metals Group Ltd. (Materials)	4,490,507
1,138,791	Glencore PLC (Materials)*	4,628,364
170,355	Goodman Group REIT (Real Estate)	2,184,079
145,613	Insurance Australia Group Ltd. (Financials)	562,541
34,771	Macquarie Group Ltd. (Financials)	3,835,520
93,911	Magellan Financial Group Ltd. (Financials)	3,158,344
580,550	Medibank Pvt Ltd. (Financials)	1,245,009
179,041	National Australia Bank Ltd. (Financials)	3,415,437
46,569	Newcrest Mining Ltd. (Materials)	888,364
76,859	Northern Star Resources Ltd. (Materials)	607,538
53,009	Orica Ltd. (Materials)	515,457
206,097	Origin Energy Ltd. (Energy)	718,021
11,101	Ramsay Health Care Ltd. (Health Care)	567,230
33,857	REA Group Ltd. (Communication Services)	3,585,814
28,074	Rio Tinto Ltd. (Materials)	2,764,461
87,839	Rio Tinto PLC (Materials)	7,598,117
27,014	SEEK Ltd. (Communication Services)	537,496
63,663	Sonic Healthcare Ltd. (Health Care)	1,563,905

Common Stocks – (continued)
Australia – (continued)
1,285,413	South32 Ltd. (Materials)	2,756,612
200,093	Stockland REIT (Real Estate)	645,983
222,000	Suncorp Group Ltd. (Financials)	1,708,412
127,477	Tabcorp Holdings Ltd. (Consumer Discretionary)	439,182
608,725	Telstra Corp. Ltd. (Communication Services)	1,451,527
83,632	TPG Telecom Ltd. (Communication Services)*	440,286
111,667	Transurban Group (Industrials)	1,106,593
47,819	Washington H Soul Pattinson & Co. Ltd. (Energy)(a)	1,106,201
174,469	Wesfarmers Ltd. (Consumer Discretionary)	6,651,038
232,398	Westpac Banking Corp. (Financials)	4,285,754
18,938	WiseTech Global Ltd. (Information Technology)	399,827
36,980	Woodside Petroleum Ltd. (Energy)	703,437
297,073	Woolworths Group Ltd. (Consumer Staples)	9,061,760

		137,556,062

Austria – 0.6%
40,675	OMV AG (Energy)	1,967,941
172,492	Raiffeisen Bank International AG (Financials)*	3,521,616
20,265	Verbund AG (Utilities)	1,554,572
166,890	voestalpine AG (Materials)	6,652,434

		13,696,563

Belgium – 0.6%
35,732	Ageas SA/NV (Financials)	2,015,040
31,982	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,842,385
6,584	Elia Group SA/NV (Utilities)	716,053
30,108	Etablissements Franz Colruyt NV (Consumer Staples)	1,814,098
10,534	Groupe Bruxelles Lambert SA (Financials)	1,050,512
4,214	Sofina SA (Financials)	1,404,054
9,294	Solvay SA (Materials)	1,140,515
25,538	UCB SA (Health Care)	2,555,477
7,907	Umicore SA (Materials)	467,015

		13,005,149

Brazil – 0.1%
35,873	Wheaton Precious Metals Corp. (Materials)	1,289,841
11,405	Yara International ASA (Materials)	551,710

		1,841,551

Canada – 9.3%
19,131	Agnico Eagle Mines Ltd. (Materials)	1,073,512
64,255	Algonquin Power & Utilities Corp. (Utilities)	1,000,368
122,139	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	3,690,219

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
31,249	AltaGas Ltd. (Utilities)	$476,140
17,085	Atco Ltd., Class I (Utilities)	500,944
201,904	B2Gold Corp. (Materials)	883,529
46,328	Ballard Power Systems, Inc. (Industrials)*	1,302,746
52,875	Bank of Montreal (Financials)	4,342,767
105,153	Bank of Nova Scotia (The) (Financials)	6,179,608
111,084	Barrick Gold Corp. (Materials)	2,083,922
26,470	BCE, Inc. (Communication Services)(a)	1,138,043
130,050	BlackBerry Ltd. (Information Technology)*	1,322,072
27,453	Brookfield Asset Management, Inc., Class A (Financials)	1,114,601
71,052	Cameco Corp. (Energy)	1,120,781
20,754	Canadian Apartment Properties REIT (Real Estate)	836,717
43,804	Canadian Imperial Bank of Commerce (Financials)	4,059,655
42,970	Canadian National Railway Co. (Industrials)	4,714,820
96,229	Canadian Natural Resources Ltd. (Energy)	2,638,316
9,813	Canadian Pacific Railway Ltd. (Industrials)	3,515,317
21,683	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	2,816,392
36,127	Canadian Utilities Ltd., Class A (Utilities)(a)	859,514
23,092	Canopy Growth Corp. (Health Care)*	764,261
20,938	CCL Industries, Inc., Class B (Materials)	1,108,589
139,588	Cenovus Energy, Inc. (Energy)	1,038,641
52,054	CGI, Inc. (Information Technology)*	3,906,106
8,893	Constellation Software, Inc. (Information Technology)	11,574,387
106,687	Dollarama, Inc. (Consumer Discretionary)	4,081,241
34,911	Emera, Inc. (Utilities)	1,382,652
334,655	Empire Co. Ltd., Class A (Consumer Staples)	9,349,721
62,778	Enbridge, Inc. (Energy)	2,131,278
2,252	Fairfax Financial Holdings Ltd. (Financials)	922,164
9,459	FirstService Corp. (Real Estate)	1,442,684
34,317	Fortis, Inc. (Utilities)	1,328,225
14,427	Franco-Nevada Corp. (Materials)	1,552,783
73,973	George Weston Ltd. (Consumer Staples)	5,461,498
42,365	GFL Environmental, Inc. (Industrials)	1,321,815
69,337	Great-West Lifeco, Inc. (Financials)	1,783,812
71,756	Hydro One Ltd. (Utilities)(b)	1,531,475
84,930	iA Financial Corp., Inc. (Financials)	4,386,708
32,479	IGM Financial, Inc. (Financials)	890,735
17,442	Intact Financial Corp. (Financials)	1,959,676

Common Stocks – (continued)
Canada – (continued)
227,414	Kinross Gold Corp. (Materials)	1,420,888
45,680	Kirkland Lake Gold Ltd. (Materials)	1,501,739
147,769	Loblaw Cos. Ltd. (Consumer Staples)	7,158,509
55,039	Magna International, Inc. (Consumer Discretionary)	4,660,056
303,087	Manulife Financial Corp. (Financials)(a)	6,073,710
45,023	Metro, Inc. (Consumer Staples)	1,881,293
49,656	National Bank of Canada (Financials)	3,144,096
44,221	Northland Power, Inc. (Utilities)	1,475,780
65,699	Nutrien Ltd. (Materials)	3,564,664
11,462	Onex Corp. (Financials)	644,987
24,680	Open Text Corp. (Information Technology)	1,104,947
26,479	Pan American Silver Corp. (Materials)	879,496
40,884	Parkland Corp. (Energy)	1,305,963
108,201	Power Corp. of Canada (Financials)	2,622,122
34,244	Quebecor, Inc., Class B (Communication Services)	889,911
33,377	Ritchie Bros Auctioneers, Inc. (Industrials)	1,830,989
19,029	Rogers Communications, Inc., Class B (Communication Services)	828,648
148,671	Royal Bank of Canada (Financials)	12,725,110
84,722	Saputo, Inc. (Consumer Staples)	2,398,449
28,817	Shaw Communications, Inc., Class B (Communication Services)	504,184
9,206	Shopify, Inc., Class A (Information Technology)*	11,989,106
66,005	Sun Life Financial, Inc. (Financials)(a)	3,192,849
17,065	TC Energy Corp. (Energy)	718,455
34,041	Teck Resources Ltd., Class B (Materials)	712,549
51,095	TELUS Corp. (Communication Services)	1,029,165
22,159	Thomson Reuters Corp. (Industrials)	1,937,600
18,857	TMX Group Ltd. (Financials)	1,809,587
24,217	Toromont Industries Ltd. (Industrials)	1,773,235
172,581	Toronto-Dominion Bank (The) (Financials)	10,515,718
25,556	West Fraser Timber Co. Ltd. (Materials)	1,756,218
108,155	WSP Global, Inc. (Industrials)	9,416,149
223,462	Yamana Gold, Inc. (Materials)	893,142

		205,947,748

Chile – 0.1%
71,270	Antofagasta PLC (Materials)	1,776,130
59,051	Lundin Mining Corp. (Materials)	679,600

		2,455,730

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – 0.5%
1,095,441	BOC Hong Kong Holdings Ltd. (Financials)	$3,643,303
32,090	Prosus NV (Consumer Discretionary)*	3,819,519
1,201,907	Wilmar International Ltd. (Consumer Staples)	4,772,557

		12,235,379

Denmark – 2.7%
17,080	Ambu A/S, Class B (Health Care)	795,696
2,880	AP Moller – Maersk A/S, Class A (Industrials)	5,815,238
2,872	AP Moller – Maersk A/S, Class B (Industrials)(a)	6,206,942
16,126	Carlsberg AS, Class B (Consumer Staples)	2,553,311
6,955	Chr Hansen Holding A/S (Materials)*	600,335
37,999	Coloplast A/S, Class B (Health Care)	5,823,050
69,479	Danske Bank A/S (Financials)*	1,289,494
37,284	Demant A/S (Health Care)*	1,545,221
21,302	DSV PANALPINA A/S (Industrials)	3,936,154
5,399	Genmab A/S (Health Care)*	1,824,269
11,188	GN Store Nord AS (Health Care)	945,992
31,559	H Lundbeck A/S (Health Care)	1,209,043
209,262	Novo Nordisk A/S, Class B (Health Care)	14,959,607
20,226	Novozymes A/S, Class B (Materials)*	1,257,223
23,522	Orsted AS (Utilities)(b)	3,831,864
36,547	Pandora A/S (Consumer Discretionary)	3,576,997
2,689	ROCKWOOL International A/S, Class B (Industrials)	980,571
33,176	Tryg A/S (Financials)	1,050,585
12,612	Vestas Wind Systems A/S (Industrials)	2,376,748

		60,578,340

Finland – 0.9%
21,509	Elisa OYJ (Communication Services)	1,288,411
78,322	Fortum OYJ (Utilities)	1,966,941
56,886	Kesko OYJ, Class B (Consumer Staples)	1,452,775
30,631	Kone OYJ, Class B (Industrials)*	2,456,848
42,896	Neste OYJ (Energy)	2,835,578
681,741	Nokia OYJ (Information Technology)*	2,730,741
108,267	Nordea Bank Abp (Financials)	983,671
117,554	Orion OYJ, Class B (Health Care)	4,847,079
37,246	Stora Enso OYJ, Class R (Materials)	738,040
24,079	UPM-Kymmene OYJ (Materials)	923,576

		20,223,660

Common Stocks – (continued)
France – 10.6%
21,031	Accor SA (Consumer Discretionary)*	882,228
62,738	Adevinta ASA (Communication Services)*	882,208
33,194	Air Liquide SA (Materials)	5,024,272
7,612	Airbus SE (Industrials)*	886,155
25,542	Alstom SA (Industrials)*	1,281,659
5,767	Amundi SA (Financials)*(b)	440,999
20,274	Arkema SA (Materials)	2,251,685
115,490	Atos SE (Information Technology)*	9,058,545
90,994	AXA SA (Financials)	2,297,329
28,864	BioMerieux (Health Care)	3,685,695
121,637	BNP Paribas SA (Financials)*	7,275,108
1,110,487	Bollore SA (Communication Services)	5,345,807
98,842	Bouygues SA (Industrials)	4,026,341
41,428	Bureau Veritas SA (Industrials)*	1,125,888
37,053	Capgemini SE (Information Technology)	5,988,412
275,684	Carrefour SA (Consumer Staples)	4,833,661
114,505	Cie de Saint-Gobain (Industrials)*	6,173,765
11,816	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,717,486
168,261	CNP Assurances (Financials)*	3,045,147
163,540	Credit Agricole SA (Financials)*	2,305,634
86,158	Danone SA (Consumer Staples)	5,904,506
17,026	Dassault Systemes (Information Technology)	3,552,513
18,567	Edenred (Information Technology)	1,034,206
38,533	Eiffage SA (Industrials)*	3,983,048
84,636	Electricite de France SA (Utilities)*	1,017,861
241,715	Engie SA (Utilities)*	3,545,662
27,178	EssilorLuxottica SA (Consumer Discretionary)	4,453,468
39,492	Getlink SE (Industrials)*	650,483
9,447	Hermes International (Consumer Discretionary)	10,586,120
7,540	Iliad SA (Communication Services)	1,341,691
73,289	Ipsen SA (Health Care)	6,284,896
7,073	Kering (Consumer Discretionary)	4,506,375
126,991	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	5,763,357
28,719	Legrand SA (Industrials)	2,507,068
39,207	L’Oreal SA (Consumer Staples)	14,410,087
31,649	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	20,168,166
140,230	Orange SA (Communication Services)	1,625,176
13,730	Pernod Ricard SA (Consumer Staples)	2,622,312
89,624	Publicis Groupe SA (Communication Services)	5,280,453
11,687	Remy Cointreau SA (Consumer Staples)	2,241,337
14,189	Safran SA (Industrials)*	1,950,460

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
118,703	Sanofi (Health Care)	$10,921,392
10,750	Sartorius Stedim Biotech (Health Care)	4,723,503
48,883	Schneider Electric SE (Industrials)	7,289,204
25,306	SEB SA (Consumer Discretionary)	4,567,532
231,065	Suez SA (Utilities)	4,838,050
9,689	Teleperformance (Industrials)	3,447,005
8,175	Thales SA (Industrials)	778,346
191,324	TOTAL SE (Energy)	8,911,790
44,695	Ubisoft Entertainment SA (Communication Services)*	3,666,268
113,903	Veolia Environnement SA (Utilities)	3,090,009
58,350	Vinci SA (Industrials)	6,093,803
74,142	Vivendi SE (Communication Services)	2,571,116
4,654	Wendel SE (Financials)	534,963
27,656	Worldline SA (Information Technology)*(b)	2,477,381

		235,867,631

Germany – 8.0%
29,904	adidas AG (Consumer Discretionary)*	10,486,340
34,859	Allianz SE (Financials)	8,453,908
34,493	BASF SE (Materials)	2,835,693
92,274	Bayer AG (Health Care)	5,613,549
20,808	Bayerische Motoren Werke AG (Consumer Discretionary)	1,805,858
4,922	Bechtle AG (Information Technology)	933,787
44,632	Beiersdorf AG (Consumer Staples)	4,436,877
42,344	Brenntag SE (Industrials)	3,302,780
5,675	Carl Zeiss Meditec AG (Health Care)	856,217
6,993	Continental AG (Consumer Discretionary)	1,009,235
25,101	Covestro AG (Materials)(b)	1,826,837
75,349	Daimler AG (Consumer Discretionary)	6,059,133
12,243	Delivery Hero SE (Consumer Discretionary)*(b)	1,570,760
25,100	Deutsche Boerse AG (Financials)	4,129,718
202,881	Deutsche Post AG (Industrials)	10,111,310
150,953	Deutsche Telekom AG (Communication Services)	2,753,898
47,371	Deutsche Wohnen SE (Real Estate)	2,239,583
164,460	E.ON SE (Utilities)	1,686,802
24,864	Evonik Industries AG (Materials)	841,718
49,330	Fresenius Medical Care AG & Co. KGaA (Health Care)	3,434,530
110,199	Fresenius SE & Co. KGaA (Health Care)	4,740,438
16,585	GEA Group AG (Industrials)	576,145
3,889	Hannover Rueck SE (Financials)	662,282
56,319	HeidelbergCement AG (Materials)	4,476,213
87,303	HelloFresh SE (Consumer Discretionary)*	6,834,960
18,293	Henkel AG & Co. KGaA (Consumer Staples)	1,629,777
12,359	HOCHTIEF AG (Industrials)	1,107,850

Common Stocks – (continued)
Germany – (continued)
71,077	Infineon Technologies AG (Information Technology)	3,105,837
6,034	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	585,047
20,137	KION Group AG (Industrials)	1,709,494
25,229	Knorr-Bremse AG (Industrials)	3,231,947
5,516	LEG Immobilien AG (Real Estate)	757,509
33,839	Merck KGaA (Health Care)	5,526,477
2,860	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	843,567
50,464	Nemetschek SE (Information Technology)	3,194,354
57,994	Puma SE (Consumer Discretionary)*	6,193,186
3,341	Rational AG (Industrials)(a)	2,875,212
95,455	RWE AG (Utilities)	3,631,155
93,190	SAP SE (Information Technology)	11,544,416
26,479	Scout24 AG (Communication Services)(b)	2,007,156
56,611	Siemens AG (Industrials)	8,794,072
111,628	Siemens Energy AG (Industrials)*	4,234,189
19,562	Siemens Healthineers AG (Health Care)(b)	1,088,204
16,490	Symrise AG (Materials)	1,935,905
17,407	TeamViewer AG (Information Technology)*(b)	940,223
225,737	Telefonica Deutschland Holding AG (Communication Services)	605,539
193,563	Uniper SE (Utilities)	6,813,456
31,141	United Internet AG (Communication Services)	1,378,905
12,204	Volkswagen AG (Consumer Discretionary)	2,869,320
44,393	Vonovia SE (Real Estate)	2,841,854
71,215	Zalando SE (Consumer Discretionary)*(b)	7,349,194

		178,472,416

Hong Kong – 2.5%
927,164	AIA Group Ltd. (Financials)	11,599,485
84,868	ASM Pacific Technology Ltd. (Information Technology)	1,180,462
426,695	Bank of East Asia Ltd. (The) (Financials)	1,007,696
749,454	CK Asset Holdings Ltd. (Real Estate)	4,400,682
82,962	CK Infrastructure Holdings Ltd. (Utilities)	480,724
98,497	CLP Holdings Ltd. (Utilities)	960,547
296,603	Hang Lung Properties Ltd. (Real Estate)	768,525
100,500	Hang Seng Bank Ltd. (Financials)	1,943,318
108,404	Henderson Land Development Co. Ltd. (Real Estate)	470,936
972,119	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	952,401

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
850,013	HKT Trust & HKT Ltd. (Communication Services)	$1,154,922
628,047	Hong Kong & China Gas Co. Ltd. (Utilities)	947,250
158,774	Hong Kong Exchanges & Clearing Ltd. (Financials)	9,685,248
99,656	Hongkong Land Holdings Ltd. (Real Estate)	480,342
17,034	Jardine Matheson Holdings Ltd. (Industrials)	891,219
33,336	Jardine Strategic Holdings Ltd. (Industrials)	862,736
93,041	Link REIT (Real Estate)	877,955
145,330	MTR Corp. Ltd. (Industrials)	872,090
91,648	New World Development Co. Ltd. (Real Estate)	466,076
2,199,455	PCCW Ltd. (Communication Services)	1,261,716
140,260	Power Assets Holdings Ltd. (Utilities)	779,287
50,428	Sun Hung Kai Properties Ltd. (Real Estate)	809,984
339,296	Swire Pacific Ltd., Class A (Real Estate)	2,486,542
268,846	Techtronic Industries Co. Ltd. (Industrials)	4,103,381
4,665,523	WH Group Ltd. (Consumer Staples)(b)	4,185,971
527,786	Xinyi Glass Holdings Ltd. (Industrials)	1,476,401

		55,105,896

Ireland – 0.5%
64,237	CRH PLC (Materials)	2,791,357
9,127	Flutter Entertainment PLC (Consumer Discretionary)*	1,766,443
11,140	Kerry Group PLC, Class A (Consumer Staples)	1,351,497
16,933	Kingspan Group PLC (Industrials)*	1,238,335
67,556	Smurfit Kappa Group PLC (Materials)	3,211,099

		10,358,731

Israel – 0.9%
136,505	Bank Hapoalim BM (Financials)*	968,354
142,124	Bank Leumi Le-Israel BM (Financials)	868,781
14,765	Check Point Software Technologies Ltd. (Information Technology)*	1,627,694
5,781	Elbit Systems Ltd. (Industrials)	751,615
78,751	ICL Group Ltd. (Materials)	456,907
162,547	Israel Discount Bank Ltd., Class A (Financials)	604,025
19,542	Nice Ltd. (Information Technology)*	4,543,499
566,986	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	6,100,769

Common Stocks – (continued)
Israel – (continued)
10,069	Wix.com Ltd. (Information Technology)*	3,509,751

		19,431,395

Italy – 2.3%
15,394	Amplifon SpA (Health Care)*	616,613
107,198	Assicurazioni Generali SpA (Financials)	2,023,318
57,917	Atlantia SpA (Industrials)*	1,091,402
100,399	Davide Campari-Milano NV (Consumer Staples)	1,142,843
17,289	DiaSorin SpA (Health Care)	3,408,027
644,507	Enel SpA (Utilities)	6,136,381
53,599	Eni SpA (Energy)	616,884
22,135	Ferrari NV (Consumer Discretionary)	4,339,095
133,235	FinecoBank Banca Fineco SpA (Financials)*	2,356,270
83,981	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	878,180
1,419,903	Intesa Sanpaolo SpA (Financials)*	3,677,902
111,534	Moncler SpA (Consumer Discretionary)*	6,944,992
42,172	Nexi SpA (Information Technology)*(b)	761,939
233,260	Poste Italiane SpA (Financials)(b)	2,662,564
54,803	Prysmian SpA (Industrials)	1,775,416
58,561	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	2,995,368
395,847	Snam SpA (Utilities)	2,064,138
6,141,552	Telecom Italia SpA (Communication Services)	2,928,918
4,813,275	Telecom Italia SpA-RSP (Communication Services)	2,595,173
261,182	Terna Rete Elettrica Nazionale SpA (Utilities)	1,828,587

		50,844,010

Japan – 22.2%
21,587	ABC-Mart, Inc. (Consumer Discretionary)	1,227,870
41,767	Advantest Corp. (Information Technology)	3,430,273
82,795	Aeon Co. Ltd. (Consumer Staples)(a)	2,489,134
49,369	Aeon Mall Co. Ltd. (Real Estate)	830,385
27,576	Air Water, Inc. (Materials)	453,474
19,807	Aisin Seiki Co. Ltd. (Consumer Discretionary)	673,929
31,658	Ajinomoto Co., Inc. (Consumer Staples)	629,654
57,934	Asahi Group Holdings Ltd. (Consumer Staples)	2,507,899
29,998	Asahi Intecc Co. Ltd. (Health Care)	860,183
351,921	Astellas Pharma, Inc. (Health Care)	5,529,527
27,645	Azbil Corp. (Information Technology)	1,174,147

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
48,093	Bandai Namco Holdings, Inc. (Consumer Discretionary)	$3,677,620
7,271	Bank of Kyoto Ltd. (The) (Financials)	436,096
56,102	Bridgestone Corp. (Consumer Discretionary)	2,191,106
153,218	Brother Industries Ltd. (Information Technology)	3,009,999
104,961	Calbee, Inc. (Consumer Staples)	2,758,502
78,354	Canon, Inc. (Information Technology)	1,686,001
41,822	Capcom Co. Ltd. (Communication Services)	2,543,707
4,003	Central Japan Railway Co. (Industrials)	654,141
84,184	Chubu Electric Power Co., Inc. (Utilities)	1,033,139
74,004	Chugai Pharmaceutical Co. Ltd. (Health Care)	3,308,439
76,140	Chugoku Electric Power Co., Inc. (The) (Utilities)	908,334
64,416	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)(a)	1,106,451
11,905	Cosmos Pharmaceutical Corp. (Consumer Staples)	1,704,067
62,476	CyberAgent, Inc. (Communication Services)	3,764,745
13,820	Daifuku Co. Ltd. (Industrials)	1,320,514
28,746	Dai-ichi Life Holdings, Inc. (Financials)	504,283
171,914	Daiichi Sankyo Co. Ltd. (Health Care)	4,856,966
19,581	Daikin Industries Ltd. (Industrials)	3,808,131
32,459	Daito Trust Construction Co. Ltd. (Real Estate)	3,598,093
20,989	Daiwa House Industry Co. Ltd. (Real Estate)	591,609
90,861	Daiwa Securities Group, Inc. (Financials)	441,427
19,470	Denso Corp. (Consumer Discretionary)	1,167,396
82,438	Dentsu Group, Inc. (Communication Services)	2,839,755
1,946	Disco Corp. (Information Technology)	610,066
12,344	East Japan Railway Co. (Industrials)	910,332
39,264	Eisai Co. Ltd. (Health Care)	2,697,327
906,027	ENEOS Holdings, Inc. (Energy)	3,977,368
7,382	FANUC Corp. (Industrials)	1,825,060
6,178	Fast Retailing Co. Ltd. (Consumer Discretionary)	6,088,699
66,738	FUJIFILM Holdings Corp. (Information Technology)	3,802,325
51,034	Fujitsu Ltd. (Information Technology)	7,357,633
24,204	Fukuoka Financial Group, Inc. (Financials)	435,054
8,139	GMO Payment Gateway, Inc. (Information Technology)	1,077,917
63,502	Hakuhodo DY Holdings, Inc. (Communication Services)	1,045,453

Common Stocks – (continued)
Japan – (continued)
17,950	Hamamatsu Photonics KK (Information Technology)	1,056,378
17,772	Hankyu Hanshin Holdings, Inc. (Industrials)	589,675
11,502	Harmonic Drive Systems, Inc. (Industrials)	884,188
4,297	Hirose Electric Co. Ltd. (Information Technology)	626,763
6,798	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	423,679
106,821	Hitachi Ltd. (Information Technology)	4,888,860
223,383	Honda Motor Co. Ltd. (Consumer Discretionary)	6,104,558
78,072	Hoya Corp. (Health Care)	8,866,822
21,048	Ibiden Co. Ltd. (Information Technology)	855,433
33,533	Idemitsu Kosan Co. Ltd. (Energy)	876,252
154,938	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	3,507,701
304,666	Inpex Corp. (Energy)	2,241,957
59,537	Ito En Ltd. (Consumer Staples)	3,285,879
214,194	ITOCHU Corp. (Industrials)	6,369,125
29,218	Itochu Techno-Solutions Corp. (Information Technology)	896,779
66,549	Japan Exchange Group, Inc. (Financials)	1,432,609
68,475	Japan Post Bank Co. Ltd. (Financials)	651,714
238,045	Japan Post Holdings Co. Ltd. (Financials)	2,034,576
107,144	Japan Post Insurance Co. Ltd. (Financials)	2,191,353
59,217	Japan Tobacco, Inc. (Consumer Staples)	1,069,952
33,566	JSR Corp. (Materials)	1,000,301
146,686	Kajima Corp. (Industrials)	1,869,716
110,842	Kakaku.com, Inc. (Communication Services)	3,516,482
44,816	Kansai Electric Power Co., Inc. (The) (Utilities)	446,940
16,478	Kansai Paint Co. Ltd. (Materials)	430,278
54,632	Kao Corp. (Consumer Staples)	3,663,328
170,290	KDDI Corp. (Communication Services)	5,258,627
15,316	Keihan Holdings Co. Ltd. (Industrials)	687,164
8,234	Keio Corp. (Industrials)	614,420
10,772	Keyence Corp. (Information Technology)	5,111,999
46,517	Kikkoman Corp. (Consumer Staples)	3,069,406
11,930	Kintetsu Group Holdings Co. Ltd. (Industrials)	498,296
85,829	Kirin Holdings Co. Ltd. (Consumer Staples)	1,682,503
12,156	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,147,826
30,585	Kobe Bussan Co. Ltd. (Consumer Staples)(a)	785,151

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
22,366	Koei Tecmo Holdings Co. Ltd. (Communication Services)	$1,257,484
6,202	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	413,311
25,977	Komatsu Ltd. (Industrials)	777,798
9,664	Konami Holdings Corp. (Communication Services)	619,534
33,605	Kose Corp. (Consumer Staples)	5,384,244
72,257	Kubota Corp. (Industrials)	1,632,802
10,850	Kurita Water Industries Ltd. (Industrials)	438,929
17,596	Kyocera Corp. (Information Technology)	1,132,658
28,715	Kyowa Kirin Co. Ltd. (Health Care)	799,945
77,370	Kyushu Electric Power Co., Inc. (Utilities)	664,479
24,425	Kyushu Railway Co. (Industrials)	635,499
10,669	Lasertec Corp. (Information Technology)	1,298,826
53,000	Lawson, Inc. (Consumer Staples)(a)	2,474,892
155,804	Lion Corp. (Consumer Staples)	2,992,069
58,172	Lixil Corp. (Industrials)	1,630,935
40,144	M3, Inc. (Health Care)	3,174,519
419,289	Marubeni Corp. (Industrials)	3,115,742
22,761	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	1,128,009
90,144	Medipal Holdings Corp. (Health Care)	1,785,281
40,817	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,589,853
18,390	Mercari, Inc. (Consumer Discretionary)*	883,769
99,746	MISUMI Group, Inc. (Industrials)	3,042,749
409,548	Mitsubishi Chemical Holdings Corp. (Materials)	2,843,848
164,934	Mitsubishi Corp. (Industrials)	4,648,928
112,899	Mitsubishi Electric Corp. (Industrials)	1,662,118
33,363	Mitsubishi Estate Co. Ltd. (Real Estate)	575,570
33,492	Mitsubishi Gas Chemical Co., Inc. (Materials)	779,300
25,367	Mitsubishi Heavy Industries Ltd. (Industrials)	730,486
358,748	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,878,932
376,431	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	2,017,478
86,264	Mitsui & Co. Ltd. (Industrials)	1,832,725
26,452	Mitsui Chemicals, Inc. (Materials)	814,366
20,903	Miura Co. Ltd. (Industrials)	1,081,054
112,650	Mizuho Financial Group, Inc. (Financials)	1,648,408
110,493	MonotaRO Co. Ltd. (Industrials)	6,347,073
26,859	MS&AD Insurance Group Holdings, Inc. (Financials)	756,308
41,231	Murata Manufacturing Co. Ltd. (Information Technology)	3,514,349

Common Stocks – (continued)
Japan – (continued)
20,707	Nabtesco Corp. (Industrials)	878,502
32,314	Nagoya Railroad Co. Ltd. (Industrials)	820,134
92,576	NEC Corp. (Information Technology)	5,039,805
49,170	Nexon Co. Ltd. (Communication Services)	1,550,696
19,947	NH Foods Ltd. (Consumer Staples)	839,706
28,102	Nidec Corp. (Industrials)	3,566,163
20,191	Nihon M&A Center, Inc. (Industrials)	1,101,086
8,027	Nintendo Co. Ltd. (Communication Services)	4,878,433
9,024	Nippon Express Co. Ltd. (Industrials)	670,829
23,292	Nippon Paint Holdings Co. Ltd. (Materials)(a)	1,731,487
381	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,165,816
274,916	Nippon Telegraph & Telephone Corp. (Communication Services)	7,116,748
41,124	Nippon Yusen KK (Industrials)	1,179,217
15,529	Nissan Chemical Corp. (Materials)	843,936
220,707	Nissan Motor Co. Ltd. (Consumer Discretionary)*	1,190,542
12,604	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	952,339
32,220	Nitori Holdings Co. Ltd. (Consumer Discretionary)	6,010,630
20,156	Nitto Denko Corp. (Materials)	1,719,711
87,849	Nomura Holdings, Inc. (Financials)	510,240
82,153	Nomura Real Estate Holdings, Inc. (Real Estate)	1,849,869
43,233	Nomura Research Institute Ltd. (Information Technology)	1,343,169
135,537	NTT Data Corp. (Information Technology)	2,067,276
164,360	Obayashi Corp. (Industrials)	1,408,491
13,675	Obic Co. Ltd. (Information Technology)	2,307,833
24,391	Odakyu Electric Railway Co. Ltd. (Industrials)	713,140
87,887	Oji Holdings Corp. (Materials)	553,521
231,840	Olympus Corp. (Health Care)	4,852,668
47,517	Omron Corp. (Information Technology)	3,826,693
49,875	Ono Pharmaceutical Co. Ltd. (Health Care)	1,340,736
8,578	Oracle Corp. Japan (Information Technology)	869,555
9,097	Oriental Land Co. Ltd. (Consumer Discretionary)	1,523,282
102,566	ORIX Corp. (Financials)	1,734,303
42,067	Osaka Gas Co. Ltd. (Utilities)	752,578
15,723	Otsuka Corp. (Information Technology)	730,513
31,689	Otsuka Holdings Co. Ltd. (Health Care)	1,256,376
35,240	Pan Pacific International Holdings Corp. (Consumer Discretionary)	825,266

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
161,065	Panasonic Corp. (Consumer Discretionary)	$2,064,335
127,147	Persol Holdings Co. Ltd. (Industrials)	2,514,537
65,268	Pigeon Corp. (Consumer Staples)	2,358,568
144,849	Pola Orbis Holdings, Inc. (Consumer Staples)(a)	3,307,843
195,546	Recruit Holdings Co. Ltd. (Industrials)	9,692,871
304,551	Renesas Electronics Corp. (Information Technology)*	3,341,657
226,216	Resona Holdings, Inc. (Financials)	908,134
363,582	Ricoh Co. Ltd. (Information Technology)	3,146,448
10,336	Rinnai Corp. (Consumer Discretionary)	1,045,824
4,191	Rohm Co. Ltd. (Information Technology)	411,862
108,006	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,430,997
30,575	Santen Pharmaceutical Co. Ltd. (Health Care)	419,567
16,493	SBI Holdings, Inc. (Financials)	457,915
11,602	Secom Co. Ltd. (Industrials)	1,004,694
30,764	Sega Sammy Holdings, Inc. (Consumer Discretionary)	516,583
59,551	Seiko Epson Corp. (Information Technology)	974,816
58,589	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,042,108
199,175	Sekisui House Ltd. (Consumer Discretionary)	3,733,363
82,094	Seven & i Holdings Co. Ltd. (Consumer Staples)	3,110,695
46,253	SG Holdings Co. Ltd. (Industrials)	1,062,768
22,461	Sharp Corp. (Consumer Discretionary)	424,385
40,170	Shimadzu Corp. (Information Technology)	1,444,069
13,570	Shimamura Co. Ltd. (Consumer Discretionary)	1,351,396
6,342	Shimano, Inc. (Consumer Discretionary)	1,417,336
58,831	Shimizu Corp. (Industrials)	444,518
17,333	Shin-Etsu Chemical Co. Ltd. (Materials)	2,822,673
25,184	Shionogi & Co. Ltd. (Health Care)	1,279,529
104,324	Shiseido Co. Ltd. (Consumer Staples)	7,748,412
63,383	Shizuoka Bank Ltd. (The) (Financials)	462,849
3,412	SMC Corp. (Industrials)	2,014,406
178,684	SoftBank Corp. (Communication Services)	2,416,779
79,596	SoftBank Group Corp. (Communication Services)	7,392,551
9,671	Sohgo Security Services Co. Ltd. (Industrials)	435,712
12,185	Sompo Holdings, Inc. (Financials)	466,630
99,461	Sony Corp. (Consumer Discretionary)	10,381,137
22,599	Square Enix Holdings Co. Ltd. (Communication Services)	1,281,190

Common Stocks – (continued)
Japan – (continued)
35,429	Subaru Corp. (Consumer Discretionary)	661,259
31,971	SUMCO Corp. (Information Technology)	729,205
307,954	Sumitomo Chemical Co. Ltd. (Materials)	1,488,608
205,076	Sumitomo Corp. (Industrials)	2,965,267
177,525	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)(a)	2,804,342
41,802	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	606,784
15,824	Sumitomo Metal Mining Co. Ltd. (Materials)	763,723
120,957	Sumitomo Mitsui Financial Group, Inc. (Financials)	4,248,368
32,178	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	1,057,700
65,564	Sundrug Co. Ltd. (Consumer Staples)	2,461,573
51,967	Suntory Beverage & Food Ltd. (Consumer Staples)	1,777,921
23,029	Suzuken Co. Ltd. (Health Care)	877,583
47,475	Sysmex Corp. (Health Care)	4,939,557
39,033	T&D Holdings, Inc. (Financials)	526,107
34,464	Taiheiyo Cement Corp. (Materials)	857,880
12,682	Taisei Corp. (Industrials)	446,977
21,739	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,332,417
116,582	Takeda Pharmaceutical Co. Ltd. (Health Care)	3,919,624
7,716	TDK Corp. (Information Technology)	1,103,734
40,162	Teijin Ltd. (Materials)	689,849
45,239	Terumo Corp. (Health Care)	1,677,673
18,398	Tobu Railway Co. Ltd. (Industrials)	523,240
19,915	Toho Co. Ltd. (Communication Services)	747,700
18,529	Toho Gas Co. Ltd. (Utilities)	1,088,714
92,443	Tohoku Electric Power Co., Inc. (Utilities)	813,019
26,314	Tokio Marine Holdings, Inc. (Financials)	1,297,423
9,809	Tokyo Century Corp. (Financials)	638,957
19,163	Tokyo Electron Ltd. (Information Technology)	7,833,196
44,439	Tokyo Gas Co. Ltd. (Utilities)	918,478
45,565	Tokyu Corp. (Industrials)	626,123
30,071	Toppan Printing Co. Ltd. (Industrials)	471,923
199,045	Toray Industries, Inc. (Materials)	1,301,434
24,167	Toshiba Corp. (Industrials)	761,031
18,056	TOTO Ltd. (Industrials)	1,086,343
26,567	Toyo Suisan Kaisha Ltd. (Consumer Staples)	1,132,102
11,416	Toyota Industries Corp. (Consumer Discretionary)	975,085
98,273	Toyota Motor Corp. (Consumer Discretionary)	7,262,092
61,566	Toyota Tsusho Corp. (Industrials)	2,577,289

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
13,463	Trend Micro, Inc. (Information Technology)	$646,992
21,063	Tsuruha Holdings, Inc. (Consumer Staples)	2,710,472
39,630	Unicharm Corp. (Consumer Staples)	1,568,238
34,334	USS Co. Ltd. (Consumer Discretionary)	652,262
114,637	Welcia Holdings Co. Ltd. (Consumer Staples)	3,663,779
13,238	Yakult Honsha Co. Ltd. (Consumer Staples)	654,818
641,241	Yamada Holdings Co. Ltd. (Consumer Discretionary)	3,063,560
114,307	Yamato Holdings Co. Ltd. (Industrials)	3,006,272
228,853	Yamazaki Baking Co. Ltd. (Consumer Staples)(a)	3,851,450
13,778	Yaskawa Electric Corp. (Industrials)	687,995
48,425	Yokogawa Electric Corp. (Information Technology)	916,321
199,469	Z Holdings Corp. (Communication Services)	1,214,151
189,743	ZOZO, Inc. (Consumer Discretionary)	5,930,582

		494,792,828

Jordan – 0.1%
67,195	Hikma Pharmaceuticals PLC (Health Care)	2,100,619

Luxembourg – 0.5%
374,358	ArcelorMittal (Materials)*	8,796,192
21,865	Eurofins Scientific SE (Health Care)*	1,954,386
174,281	SES SA (Communication Services)	1,399,564

		12,150,142

Macau – 0.0%
747,324	SJM Holdings Ltd. (Consumer Discretionary)	1,040,445

Mexico – 0.1%
92,392	Fresnillo PLC (Materials)	1,175,477

Netherlands – 3.6%
1,650	Adyen NV (Information Technology)*(b)	3,837,307
14,875	Akzo Nobel NV (Materials)	1,544,809
3,672	Argenx SE (Health Care)*	1,237,284
3,951	ASM International NV (Information Technology)	1,072,324
31,129	ASML Holding NV (Information Technology)	17,582,960
15,158	Heineken Holding NV (Consumer Staples)	1,309,993
14,161	Heineken NV (Consumer Staples)(a)	1,404,310
285,529	ING Groep NV (Financials)	3,132,692
38,552	JDE Peet’s NV (Consumer Staples)*	1,574,632
330,480	Koninklijke Ahold Delhaize NV (Consumer Staples)	8,760,824

Common Stocks – (continued)
Netherlands – (continued)
18,236	Koninklijke DSM NV (Materials)	3,022,515
291,829	Koninklijke KPN NV (Communication Services)	959,233
128,608	Koninklijke Philips NV (Health Care)*	7,017,673
26,352	Koninklijke Vopak NV (Energy)	1,263,769
79,401	NN Group NV (Financials)	3,681,599
65,289	Randstad NV (Industrials)*	4,385,572
320,383	Royal Dutch Shell PLC, Class A (Energy)	6,471,660
306,432	Royal Dutch Shell PLC, Class B (Energy)	5,944,795
68,153	Wolters Kluwer NV (Industrials)	5,433,319

		79,637,270

New Zealand – 0.5%
165,596	a2 Milk Co. Ltd. (The) (Consumer Staples)*	1,166,724
158,106	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	3,362,549
200,027	Mercury NZ Ltd. (Utilities)	879,910
356,527	Meridian Energy Ltd. (Utilities)	1,477,616
355,411	Spark New Zealand Ltd. (Communication Services)	1,186,145
27,676	Xero Ltd. (Information Technology)*	2,537,571

		10,610,515

Norway – 0.7%
36,401	DNB ASA (Financials)(a)	712,846
32,135	Equinor ASA (Energy)	609,155
153,969	Gjensidige Forsikring ASA (Financials)	3,557,807
40,932	Mowi ASA (Consumer Staples)	995,258
904,102	Norsk Hydro ASA (Materials)	5,039,119
92,628	Orkla ASA (Consumer Staples)	858,949
29,046	Schibsted ASA, Class A (Communication Services)*	1,182,818
60,887	Schibsted ASA, Class B (Communication Services)*	2,105,452
63,985	Telenor ASA (Communication Services)	1,041,279

		16,102,683

Portugal – 0.3%
518,956	EDP – Energias de Portugal SA (Utilities)	2,989,547
278,197	Jeronimo Martins SGPS SA (Consumer Staples)	4,339,130

		7,328,677

Russia – 0.1%
374,752	Evraz PLC (Materials)	2,991,704

Singapore – 1.0%
259,189	DBS Group Holdings Ltd. (Financials)	5,192,746
461,002	Mapletree Logistics Trust REIT (Real Estate)	641,388

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
592,100	Oversea-Chinese Banking Corp. Ltd. (Financials)	$4,893,720
894,994	Singapore Exchange Ltd. (Financials)	6,724,066
311,822	Singapore Telecommunications Ltd. (Communication Services)	551,088
167,376	United Overseas Bank Ltd. (Financials)	3,106,595
55,913	Venture Corp. Ltd. (Information Technology)	807,347

		21,916,950

South Africa – 0.2%
93,983	Anglo American PLC (Materials)	3,643,002

Spain – 1.7%
226,626	ACS Actividades de Construccion y Servicios SA (Industrials)	6,970,492
272,956	Banco Santander SA (Financials)*	959,982
692,587	CaixaBank SA (Financials)	2,023,474
33,988	Cellnex Telecom SA (Communication Services)*(b)	1,858,521
66,122	Enagas SA (Utilities)	1,393,696
65,383	Endesa SA (Utilities)	1,630,887
54,264	Ferrovial SA (Industrials)	1,359,467
67,344	Grifols SA (Health Care)	1,701,871
593,193	Iberdrola SA (Utilities)	7,506,184
197,865	Industria de Diseno Textil SA (Consumer Discretionary)	6,559,002
46,308	Naturgy Energy Group SA (Utilities)	1,164,081
65,732	Red Electrica Corp. SA (Utilities)	1,106,226
70,211	Repsol SA (Energy)	887,588
48,914	Siemens Gamesa Renewable Energy SA (Industrials)	1,828,652
234,080	Telefonica SA (Communication Services)	1,001,829

		37,951,952

Sweden – 3.1%
74,077	Assa Abloy AB, Class B (Industrials)	1,866,895
83,220	Atlas Copco AB, Class A (Industrials)	4,776,177
40,145	Atlas Copco AB, Class B (Industrials)	1,956,568
17,124	Boliden AB (Materials)	681,894
51,595	Electrolux AB, Series B (Consumer Discretionary)	1,225,060
83,236	Epiroc AB, Class A (Industrials)	1,775,680
36,274	Epiroc AB, Class B (Industrials)	717,698
85,563	EQT AB (Financials)	2,398,791
41,805	Essity AB, Class B (Consumer Staples)	1,263,093
22,360	Evolution Gaming Group AB (Consumer Discretionary)(b)	2,798,960
232,075	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	5,497,902
19,339	Hexagon AB, Class B (Information Technology)	1,619,852
181,503	Husqvarna AB, Class B (Consumer Discretionary)	2,232,028

Common Stocks – (continued)
Sweden – (continued)
26,322	ICA Gruppen AB (Consumer Staples)	1,256,234
13,307	Industrivarden AB, Class A (Financials)*	475,244
34,183	Industrivarden AB, Class C (Financials)*	1,134,944
46,956	Investment AB Latour, Class B (Industrials)	1,074,944
44,495	Investor AB, Class B (Financials)	3,309,541
71,275	Kinnevik AB, Class B (Financials)*	3,329,521
15,633	L E Lundbergforetagen AB, Class B (Financials)*	782,013
40,648	Nibe Industrier AB, Class B (Industrials)	1,283,784
109,994	Sandvik AB (Industrials)*	2,968,493
144,704	Securitas AB, Class B (Industrials)	2,229,965
86,972	Skandinaviska Enskilda Banken AB, Class A (Financials)*	1,006,171
175,561	Skanska AB, Class B (Industrials)	4,280,293
51,645	SKF AB, Class B (Industrials)	1,414,687
73,064	Svenska Cellulosa AB SCA, Class B (Materials)*	1,263,383
58,409	Svenska Handelsbanken AB, Class A (Financials)*	618,989
46,981	Swedbank AB, Class A (Financials)	827,863
73,395	Swedish Match AB (Consumer Staples)	5,305,347
75,553	Tele2 AB, Class B (Communication Services)	958,342
326,296	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	4,094,189
259,121	Telia Co. AB (Communication Services)	1,052,204
70,962	Volvo AB, Class B (Industrials)*	1,827,250

		69,303,999

Switzerland – 8.1%
116,680	ABB Ltd. (Industrials)	3,366,488
38,189	Adecco Group AG (Industrials)	2,407,852
20,722	Alcon, Inc. (Health Care)*	1,431,519
5,839	Baloise Holding AG (Financials)	1,024,873
13,291	Banque Cantonale Vaudoise (Financials)	1,400,598
583	Barry Callebaut AG (Consumer Staples)	1,267,363
298	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,509,941
29,468	Cie Financiere Richemont SA (Consumer Discretionary)	2,850,776
22,913	Clariant AG (Materials)	481,140
68,381	Coca-Cola HBC AG (Consumer Staples)*	2,139,607
280,115	Credit Suisse Group AG (Financials)	4,061,095
2,300	EMS-Chemie Holding AG (Materials)	2,045,178
3,423	Geberit AG (Industrials)	2,027,408
922	Givaudan SA (Materials)	3,490,218
40,080	Kuehne + Nagel International AG (Industrials)	9,549,603

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
57,247	LafargeHolcim Ltd. (Materials)*	$3,171,887
40,953	Logitech International SA (Information Technology)	4,388,888
5,998	Lonza Group AG (Health Care)	3,801,671
314,366	Nestle SA (Consumer Staples)	32,988,810
221,556	Novartis AG (Health Care)	19,135,605
8,059	Partners Group Holding AG (Financials)	9,707,654
8,338	Roche Holding AG (Health Care)	2,798,061
82,776	Roche Holding AG (Health Care)	27,243,024
4,887	Schindler Holding AG (Industrials)	1,307,447
6,649	Schindler Holding AG Participation Certificates (Industrials)	1,822,911
1,884	SGS SA (Industrials)	5,400,398
11,595	Sika AG (Materials)	3,076,460
6,156	Sonova Holding AG (Health Care)*	1,583,030
106,966	STMicroelectronics NV (Information Technology)	4,150,835
3,545	Straumann Holding AG (Health Care)	4,303,496
9,467	Swatch Group AG (The) – Bearer (Consumer Discretionary)	2,836,022
38,281	Swatch Group AG (The) – Registered (Consumer Discretionary)	2,207,299
1,994	Swiss Life Holding AG (Financials)	996,229
13,594	Swiss Prime Site AG (Real Estate)	1,277,863
8,417	Swiss Re AG (Financials)	794,376
2,512	Swisscom AG (Communication Services)	1,266,683
228,767	UBS Group AG (Financials)	3,563,034
7,339	Zurich Insurance Group AG (Financials)	3,011,641

		180,886,983

United Kingdom – 10.0%
236,190	Admiral Group PLC (Financials)	10,197,114
30,767	Ashtead Group PLC (Industrials)	1,668,996
98,407	Associated British Foods PLC (Consumer Staples)*	3,257,963
119,832	AstraZeneca PLC (Health Care)	11,635,460
964,824	Auto Trader Group PLC (Communication Services)*(b)	7,421,765
31,964	AVEVA Group PLC (Information Technology)	1,517,188
895,918	Aviva PLC (Financials)	4,533,100
231,822	BAE Systems PLC (Industrials)	1,568,371
914,926	Barclays PLC (Financials)	2,041,537
232,262	Barratt Developments PLC (Consumer Discretionary)*	2,157,478
16,256	Berkeley Group Holdings PLC (Consumer Discretionary)	921,147
627,289	BP PLC (Energy)	2,558,686
233,580	British American Tobacco PLC (Consumer Staples)	8,116,857
415,080	BT Group PLC (Communication Services)*	716,990
55,848	Bunzl PLC (Industrials)	1,746,675

Common Stocks – (continued)
United Kingdom – (continued)
252,242	Burberry Group PLC (Consumer Discretionary)*	6,402,538
396,744	CK Hutchison Holdings Ltd. (Industrials)	2,997,054
130,840	CNH Industrial NV (Industrials)*	1,943,878
50,009	Coca-Cola European Partners PLC (Consumer Staples)	2,547,959
34,432	Compass Group PLC (Consumer Discretionary)*	700,428
33,057	Croda International PLC (Materials)	2,850,666
12,183	DCC PLC (Industrials)	982,808
145,918	Diageo PLC (Consumer Staples)	5,737,727
179,385	Direct Line Insurance Group PLC (Financials)	804,059
147,670	Entain PLC (Consumer Discretionary)*	2,917,245
38,721	Experian PLC (Industrials)	1,230,508
521,890	GlaxoSmithKline PLC (Health Care)	8,688,730
68,523	Halma PLC (Information Technology)	2,171,833
278,899	Hargreaves Lansdown PLC (Financials)	5,889,876
602,267	HSBC Holdings PLC (Financials)*	3,588,732
167,918	Imperial Brands PLC (Consumer Staples)	3,129,435
18,685	Intertek Group PLC (Industrials)	1,399,175
2,374,203	J Sainsbury PLC (Consumer Staples)	7,508,427
515,221	JD Sports Fashion PLC (Consumer Discretionary)*	5,981,628
82,764	Johnson Matthey PLC (Materials)	3,535,014
891,005	Kingfisher PLC (Consumer Discretionary)*	3,306,127
769,391	Legal & General Group PLC (Financials)	2,789,254
1,313,805	Lloyds Banking Group PLC (Financials)*	716,364
42,646	London Stock Exchange Group PLC (Financials)	5,734,579
2,156,180	M&G PLC (Financials)	5,543,770
305,048	Melrose Industries PLC (Industrials)*	707,543
54,484	Mondi PLC (Materials)	1,313,623
177,259	National Grid PLC (Utilities)	1,998,468
49,868	Next PLC (Consumer Discretionary)*	5,270,869
106,313	Ocado Group PLC (Consumer Discretionary)*	3,269,998
148,186	Pearson PLC (Communication Services)	1,555,914
40,332	Prudential PLC (Financials)	794,228
50,798	Reckitt Benckiser Group PLC (Consumer Staples)	4,261,244
181,342	RELX PLC (Industrials)	4,291,070
214,733	Rentokil Initial PLC (Industrials)*	1,401,119
546,023	Sage Group PLC (The) (Information Technology)	4,264,326

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
43,626	Schroders PLC (Financials)	$2,136,604
263,534	Segro PLC REIT (Real Estate)	3,352,132
52,420	Severn Trent PLC (Utilities)	1,605,017
154,578	Smith & Nephew PLC (Health Care)	2,994,282
12,999	Spirax-Sarco Engineering PLC (Industrials)	1,946,426
53,208	SSE PLC (Utilities)	985,298
188,542	St James’s Place PLC (Financials)	3,094,673
423,165	Standard Chartered PLC (Financials)*	2,733,910
877,770	Tesco PLC (Consumer Staples)	2,758,770
223,600	Unilever PLC (Consumer Staples)	11,669,931
98,345	United Utilities Group PLC (Utilities)	1,181,368
2,505,597	Vodafone Group PLC (Communication Services)	4,274,455
718,506	Wm Morrison Supermarkets PLC (Consumer Staples)	1,716,263
268,816	WPP PLC (Communication Services)	3,208,853

		221,943,525

United States – 1.0%
46,049	Bausch Health Cos., Inc. (Health Care)*	1,456,763
3,979	CyberArk Software Ltd. (Information Technology)*	584,237
89,585	Ferguson PLC (Industrials)	10,560,984
54,710	James Hardie Industries PLC (Materials)	1,546,435
40,125	QIAGEN NV (Health Care)*	1,996,853
55,781	Stellantis NV (Consumer Discretionary)	909,575
540,339	Tenaris SA (Energy)	5,670,595

		22,725,442

Zambia – 0.0%
43,260	First Quantum Minerals Ltd. (Materials)	937,300

TOTAL COMMON STOCKS
(Cost $1,835,541,927)		$2,204,859,774

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
9,751	Bayerische Motoren Werke AG (Consumer Discretionary)	4.44%	$663,395
77,368	FUCHS PETROLUB SE (Materials)	2.10	4,257,846

Preferred Stocks – (continued)
Germany – (continued)
19,488	Henkel AG & Co. KGaA (Consumer Staples)	2.23	1,929,737
5,909	Sartorius AG (Health Care)	0.08	3,051,115
18,145	Volkswagen AG (Consumer Discretionary)	2.77	3,810,662

TOTAL PREFERRED STOCKS
(Cost $11,032,309)			$13,712,755

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,846,574,236)			$2,218,572,529

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
32,805,090	0.036%	$32,805,090
(Cost $32,805,090)

TOTAL INVESTMENTS – 101.1%
(Cost $1,879,379,326)		$2,251,377,619

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(24,838,418)

NET ASSETS – 100.0%		$2,226,539,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communication Services – 10.9%
1,442	Capcom Co. Ltd.	$87,706
1,346	CyberAgent, Inc.	81,109
1,061	Dentsu Group, Inc.	36,548
3,540	Hakuhodo DY Holdings, Inc.	58,280
2,009	Kakaku.com, Inc.	63,736
8,985	KDDI Corp.	277,461
908	Koei Tecmo Holdings Co. Ltd.	51,051
543	Konami Holdings Corp.	34,810
3,333	Nexon Co. Ltd.	105,114
612	Nintendo Co. Ltd.	371,945
9,725	Nippon Telegraph & Telephone Corp.	251,751
13,027	SoftBank Corp.	176,196
6,986	SoftBank Group Corp.	648,831
1,121	Square Enix Holdings Co. Ltd.	63,552
731	Toho Co. Ltd.	27,445
13,777	Z Holdings Corp.	83,859

		2,419,394

Consumer Discretionary – 17.6%
731	ABC-Mart, Inc.	41,579
799	Aisin Seiki Co. Ltd.	27,186
1,325	Bandai Namco Holdings, Inc.	101,321
2,820	Bridgestone Corp.	110,137
1,265	Casio Computer Co. Ltd.	24,364
1,324	Denso Corp.	79,385
284	Fast Retailing Co. Ltd.	279,895
131	Hikari Tsushin, Inc.	25,932
10,053	Honda Motor Co. Ltd.	274,726
6,367	Iida Group Holdings Co. Ltd.	144,145
798	Isuzu Motors Ltd.	8,344
332	Koito Manufacturing Co. Ltd.	22,125
358	Marui Group Co. Ltd.	6,791
1,058	Mazda Motor Corp.	8,332
791	McDonald’s Holdings Co. Japan Ltd.	39,201
787	Mercari, Inc.*	37,821
431	NGK Spark Plug Co. Ltd.	7,290
9,659	Nissan Motor Co. Ltd.*	52,103
584	Nitori Holdings Co. Ltd.	108,945
604	Oriental Land Co. Ltd.	101,139
2,580	Pan Pacific International Holdings Corp.	60,420
10,931	Panasonic Corp.	140,100
2,713	Rakuten, Inc.	30,328
406	Rinnai Corp.	41,080
2,287	Ryohin Keikaku Co. Ltd.	51,476
1,480	Sega Sammy Holdings, Inc.	24,852
2,513	Sekisui Chemical Co. Ltd.	44,698
4,755	Sekisui House Ltd.	89,128
467	Sharp Corp.	8,824
544	Shimamura Co. Ltd.	54,175
352	Shimano, Inc.	78,667
6,290	Sony Corp.	656,512
495	Stanley Electric Co. Ltd.	14,659
1,504	Subaru Corp.	28,071
1,864	Sumitomo Electric Industries Ltd.	27,057
1,221	Suzuki Motor Corp.	52,707
467	Toyoda Gosei Co. Ltd.	12,102

Common Stocks – (continued)
Consumer Discretionary – (continued)
509	Toyota Industries Corp.	43,476
9,159	Toyota Motor Corp.	676,824
1,140	USS Co. Ltd.	21,657
34,084	Yamada Holdings Co. Ltd.	162,838
609	Yamaha Corp.	33,897
755	Yamaha Motor Co. Ltd.	16,434
1,779	ZOZO, Inc.	55,604

		3,926,347

Consumer Staples – 9.4%
4,313	Aeon Co. Ltd.	129,665
2,704	Ajinomoto Co., Inc.	53,781
2,121	Asahi Group Holdings Ltd.	91,816
1,555	Calbee, Inc.	40,867
1,634	Coca-Cola Bottlers Japan Holdings, Inc.(a)	28,067
405	Cosmos Pharmaceutical Corp.	57,971
948	Ito En Ltd.	52,321
4,610	Japan Tobacco, Inc.	83,295
2,405	Kao Corp.	161,266
957	Kikkoman Corp.	63,147
4,315	Kirin Holdings Co. Ltd.	84,587
577	Kobayashi Pharmaceutical Co. Ltd.	54,483
1,538	Kobe Bussan Co. Ltd.(a)	39,482
331	Kose Corp.	53,033
1,273	Lawson, Inc.(a)	59,444
2,443	Lion Corp.	46,916
884	MEIJI Holdings Co. Ltd.	56,090
823	NH Foods Ltd.	34,646
1,498	Nisshin Seifun Group, Inc.	24,086
642	Nissin Foods Holdings Co. Ltd.	48,509
1,114	Pigeon Corp.	40,256
1,922	Pola Orbis Holdings, Inc.(a)	43,892
4,249	Seven & i Holdings Co. Ltd.	161,003
1,818	Shiseido Co. Ltd.	135,028
1,418	Sundrug Co. Ltd.	53,238
1,634	Suntory Beverage & Food Ltd.	55,903
1,136	Toyo Suisan Kaisha Ltd.	48,408
528	Tsuruha Holdings, Inc.	67,945
2,214	Unicharm Corp.	87,612
2,004	Welcia Holdings Co. Ltd.	64,047
607	Yakult Honsha Co. Ltd.	30,025
2,754	Yamazaki Baking Co. Ltd.(a)	46,348

		2,097,177

Energy – 1.2%
43,812	ENEOS Holdings, Inc.	192,331
786	Idemitsu Kosan Co. Ltd.	20,539
7,831	Inpex Corp.	57,626

		270,496

Financials – 7.7%
7,910	Acom Co. Ltd.	35,266
367	Bank of Kyoto Ltd. (The)(a)	22,012
1,678	Chiba Bank Ltd. (The)	10,694
2,855	Concordia Financial Group Ltd.	11,014
2,517	Dai-ichi Life Holdings, Inc.	44,155

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,756	Daiwa Securities Group, Inc.	$18,248
629	Fukuoka Financial Group, Inc.	11,306
4,262	Japan Exchange Group, Inc.	91,749
1,937	Japan Post Bank Co. Ltd.	18,436
15,558	Japan Post Holdings Co. Ltd.	132,975
6,247	Japan Post Insurance Co. Ltd.	127,766
39,565	Mitsubishi UFJ Financial Group, Inc.	207,220
12,781	Mitsubishi UFJ Lease & Finance Co. Ltd.	68,500
7,868	Mizuho Financial Group, Inc.	115,132
1,055	MS&AD Insurance Group Holdings, Inc.	29,707
12,362	Nomura Holdings, Inc.	71,800
4,302	ORIX Corp.	72,743
7,784	Resona Holdings, Inc.	31,249
796	SBI Holdings, Inc.	22,100
584	Shinsei Bank Ltd.(a)	8,332
2,494	Shizuoka Bank Ltd. (The)	18,212
1,523	Sompo Holdings, Inc.	58,324
5,805	Sumitomo Mitsui Financial Group, Inc.	203,889
1,355	Sumitomo Mitsui Trust Holdings, Inc.	44,539
8,147	T&D Holdings, Inc.	109,809
2,104	Tokio Marine Holdings, Inc.	103,739
416	Tokyo Century Corp.	27,098

		1,716,014

Health Care – 11.0%
410	Alfresa Holdings Corp.	7,904
2,183	Asahi Intecc Co. Ltd.	62,597
12,307	Astellas Pharma, Inc.	193,373
3,953	Chugai Pharmaceutical Co. Ltd.	176,724
8,868	Daiichi Sankyo Co. Ltd.	250,541
1,373	Eisai Co. Ltd.	94,321
412	Hisamitsu Pharmaceutical Co., Inc.	25,677
1,886	Hoya Corp.	214,197
1,912	Kyowa Kirin Co. Ltd.	53,265
2,455	M3, Inc.	194,137
5,042	Medipal Holdings Corp.	99,856
405	Nippon Shinyaku Co. Ltd.	27,484
5,595	Olympus Corp.	117,110
2,790	Ono Pharmaceutical Co. Ltd.	75,001
2,654	Otsuka Holdings Co. Ltd.	105,223
383	PeptiDream, Inc.*	18,226
2,465	Santen Pharmaceutical Co. Ltd.	33,826
1,664	Shionogi & Co. Ltd.	84,543
2,891	Sumitomo Dainippon Pharma Co. Ltd.(a)	45,669
1,783	Suzuken Co. Ltd.	67,946
1,161	Sysmex Corp.	120,797
530	Taisho Pharmaceutical Holdings Co. Ltd.	32,485
7,332	Takeda Pharmaceutical Co. Ltd.	246,510
2,707	Terumo Corp.	100,388

		2,447,800

Industrials – 18.3%
363	AGC, Inc.	13,288
838	Amada Co. Ltd.	10,155
458	ANA Holdings, Inc.*	10,979
379	Central Japan Railway Co.	61,933

Common Stocks – (continued)
Industrials – (continued)
841	Dai Nippon Printing Co. Ltd.	15,109
671	Daifuku Co. Ltd.	64,115
1,051	Daikin Industries Ltd.	204,399
948	East Japan Railway Co.	69,912
525	FANUC Corp.	129,796
237	Fuji Electric Co. Ltd.	9,832
963	Hankyu Hanshin Holdings, Inc.	31,952
359	Harmonic Drive Systems, Inc.	27,597
219	Hitachi Construction Machinery Co. Ltd.	6,732
287	Hoshizaki Corp.	25,160
6,647	ITOCHU Corp.	197,651
768	Japan Airlines Co. Ltd.*	18,238
10,642	Kajima Corp.	135,647
436	Keihan Holdings Co. Ltd.	19,562
695	Keikyu Corp.	10,985
343	Keio Corp.	25,595
491	Keisei Electric Railway Co. Ltd.	17,697
538	Kintetsu Group Holdings Co. Ltd.	22,471
2,646	Komatsu Ltd.	79,226
3,501	Kubota Corp.	79,113
513	Kurita Water Industries Ltd.	20,753
698	Kyushu Railway Co.	18,161
2,096	Lixil Corp.	58,764
657	Makita Corp.	27,966
23,484	Marubeni Corp.	174,510
829	MINEBEA MITSUMI, Inc.	20,348
2,138	MISUMI Group, Inc.	65,220
8,413	Mitsubishi Corp.	237,134
7,149	Mitsubishi Electric Corp.	105,249
664	Mitsubishi Heavy Industries Ltd.	19,121
5,149	Mitsui & Co. Ltd.	109,393
965	Miura Co. Ltd.	49,908
1,727	MonotaRO Co. Ltd.	99,204
976	Nabtesco Corp.	41,407
1,210	Nagoya Railroad Co. Ltd.	30,710
635	NGK Insulators Ltd.	11,205
1,674	Nidec Corp.	212,432
1,331	Nihon M&A Center, Inc.	72,584
402	Nippon Express Co. Ltd.	29,884
1,327	Nippon Yusen KK	38,051
10,675	Obayashi Corp.	91,480
853	Odakyu Electric Railway Co. Ltd.	24,940
2,157	Persol Holdings Co. Ltd.	42,658
5,672	Recruit Holdings Co. Ltd.	281,151
748	Secom Co. Ltd.	64,774
825	Seibu Holdings, Inc.	9,912
2,465	SG Holdings Co. Ltd.	56,639
1,763	Shimizu Corp.	13,321
210	SMC Corp.	123,982
440	Sohgo Security Services Co. Ltd.	19,824
11,369	Sumitomo Corp.	164,388
442	Taisei Corp.	15,578
269	THK Co. Ltd.	8,673
869	Tobu Railway Co. Ltd.	24,714
1,899	Tokyu Corp.	26,095
915	Toppan Printing Co. Ltd.	14,360

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,115	Toshiba Corp.	$35,112
976	TOTO Ltd.	58,721
2,391	Toyota Tsusho Corp.	100,093
519	West Japan Railway Co.	31,732
3,298	Yamato Holdings Co. Ltd.	86,737
1,143	Yaskawa Electric Corp.	57,075

		4,081,107

Information Technology – 15.6%
1,563	Advantest Corp.	128,367
1,592	Azbil Corp.	67,616
3,038	Brother Industries Ltd.	59,682
4,112	Canon, Inc.	88,481
192	Disco Corp.	60,191
2,406	FUJIFILM Holdings Corp.	137,079
1,573	Fujitsu Ltd.	226,781
315	GMO Payment Gateway, Inc.	41,718
1,046	Hamamatsu Photonics KK	61,558
166	Hirose Electric Co. Ltd.	24,213
5,277	Hitachi Ltd.	241,512
797	Ibiden Co. Ltd.	32,392
1,371	Itochu Techno-Solutions Corp.	42,080
817	Keyence Corp.	387,718
1,335	Kyocera Corp.	85,934
525	Lasertec Corp.	63,913
2,615	Murata Manufacturing Co. Ltd.	222,891
2,727	NEC Corp.	148,457
2,772	Nomura Research Institute Ltd.	86,121
5,304	NTT Data Corp.	80,899
404	Obic Co. Ltd.	68,180
1,296	Omron Corp.	104,371
467	Oracle Corp. Japan	47,340
1,037	Otsuka Corp.	48,180
7,611	Renesas Electronics Corp.*	83,511
16,281	Ricoh Co. Ltd.	140,896
262	Rohm Co. Ltd.	25,748
235	SCSK Corp.	13,830
2,406	Seiko Epson Corp.	39,385
1,627	Shimadzu Corp.	58,489
1,285	SUMCO Corp.	29,309
559	TDK Corp.	79,962
819	TIS, Inc.	17,020
830	Tokyo Electron Ltd.	339,276
823	Trend Micro, Inc.	39,551
1,991	Yokogawa Electric Corp.	37,675

		3,460,326

Materials – 4.5%
812	Air Water, Inc.	13,353
2,932	Asahi Kasei Corp.	31,538
534	Hitachi Metals Ltd.	8,466
1,554	JSR Corp.	46,311
959	Kansai Paint Co. Ltd.	25,042
653	Kuraray Co. Ltd.	7,306
19,381	Mitsubishi Chemical Holdings Corp.	134,579
1,434	Mitsubishi Gas Chemical Co., Inc.	33,367

Common Stocks – (continued)
Materials – (continued)
656	Mitsui Chemicals, Inc.	20,196
779	Nippon Paint Holdings Co. Ltd.(a)	57,909
473	Nippon Steel Corp.*	6,959
820	Nissan Chemical Corp.	44,563
927	Nitto Denko Corp.	79,092
3,256	Oji Holdings Corp.	20,507
1,248	Shin-Etsu Chemical Co. Ltd.	203,236
19,612	Sumitomo Chemical Co. Ltd.	94,802
811	Sumitomo Metal Mining Co. Ltd.	39,142
2,951	Taiheiyo Cement Corp.	73,456
1,379	Teijin Ltd.	23,687
2,599	Toray Industries, Inc.	16,993
661	Tosoh Corp.	12,098

		992,602

Real Estate – 2.0%
1,541	Aeon Mall Co. Ltd.	25,920
643	Daito Trust Construction Co. Ltd.	71,277
2,574	Daiwa House Industry Co. Ltd.	72,552
3	Daiwa House REIT Investment Corp. REIT	7,873
8	GLP J REIT	12,961
742	Hulic Co. Ltd.	8,274
2	Japan Real Estate Investment Corp. REIT	12,183
12	Japan Retail Fund Investment Corp. REIT	11,860
3,719	Mitsubishi Estate Co. Ltd.	64,159
2,116	Mitsui Fudosan Co. Ltd.	47,667
1	Nippon Building Fund, Inc. REIT	6,110
7	Nippon Prologis REIT, Inc. REIT	21,419
1,628	Nomura Real Estate Holdings, Inc.	36,658
765	Sumitomo Realty & Development Co. Ltd.	26,352
3,793	Tokyu Fudosan Holdings Corp.	23,711

		448,976

Utilities – 1.2%
6,479	Chubu Electric Power Co., Inc.	79,513
1,403	Chugoku Electric Power Co., Inc. (The)	16,737
1,582	Kansai Electric Power Co., Inc. (The)	15,777
1,814	Kyushu Electric Power Co., Inc.	15,579
1,685	Osaka Gas Co. Ltd.	30,145
668	Toho Gas Co. Ltd.	39,250
2,426	Tohoku Electric Power Co., Inc.	21,336
1,376	Tokyo Electric Power Co. Holdings, Inc.*	4,417
2,216	Tokyo Gas Co. Ltd.	45,801

		268,555

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $18,142,843)		$22,128,794

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
258,183	0.036%	$258,183
(Cost $258,183)

TOTAL INVESTMENTS – 100.6%
(Cost $18,401,026)		$22,386,977

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(123,031)

NET ASSETS – 100.0%		$22,263,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.1%
282,420	Activision Blizzard, Inc.	$27,002,176
92,536	Alphabet, Inc., Class A*	187,099,464
89,863	Alphabet, Inc., Class C*	183,038,350
371,793	Altice USA, Inc., Class A*	12,495,963
1,891,101	AT&T, Inc.	52,742,807
7,618	Cable One, Inc.	14,587,327
59,174	Charter Communications, Inc., Class A*	36,298,515
1,282,401	Comcast Corp., Class A	67,608,181
191,826	Electronic Arts, Inc.	25,698,929
779,008	Facebook, Inc., Class A*	200,688,041
83,693	IAC/InterActiveCorp*	20,490,557
112,485	Liberty Broadband Corp., Class C*	16,817,632
2,140,073	Lumen Technologies, Inc.	26,301,497
206,095	Match Group, Inc.*	31,501,621
93,365	Netflix, Inc.*	50,309,730
466,905	Omnicom Group, Inc.	32,090,381
236,676	Pinterest, Inc., Class A*	19,071,352
84,655	Roku, Inc.*	33,479,359
245,428	Snap, Inc., Class A*	16,114,803
86,408	Take-Two Interactive Software, Inc.*	15,938,820
214,778	T-Mobile US, Inc.*	25,766,917
207,998	Twitter, Inc.*	16,028,326
1,015,148	Verizon Communications, Inc.	56,137,684
944,681	ViacomCBS, Inc., Class B	60,922,478
332,285	Walt Disney Co. (The)*	62,815,156
104,083	Zillow Group, Inc., Class C*	16,791,710

		1,307,837,776

Consumer Discretionary – 13.8%
97,538	Advance Auto Parts, Inc.	15,640,218
136,864	Amazon.com, Inc.*	423,310,772
34,359	AutoZone, Inc.*	39,853,691
383,757	Best Buy Co., Inc.	38,510,015
15,749	Booking Holdings, Inc.*	36,671,704
80,632	Burlington Stores, Inc.*	20,869,174
30,929	CarMax, Inc.*	3,696,325
26,911	Carvana Co.*	7,629,268
6,902	Chipotle Mexican Grill, Inc.*	9,952,684
179,143	Dollar General Corp.	33,856,236
180,245	Dollar Tree, Inc.*	17,700,059
91,663	Domino’s Pizza, Inc.	31,762,146
81,436	D.R. Horton, Inc.	6,259,985
460,686	eBay, Inc.	25,991,904
113,924	Etsy, Inc.*	25,094,039
38,594	Expedia Group, Inc.	6,213,634
5,460,614	Ford Motor Co.*	63,889,184
93,043	Garmin Ltd.	11,539,193
46,083	General Motors Co.	2,365,440
205,449	Genuine Parts Co.	21,644,052
55,057	Hilton Worldwide Holdings, Inc.*	6,809,450
413,556	Home Depot, Inc. (The)	106,838,057
541,475	Lennar Corp., Class A	44,926,181
376,561	Lowe’s Cos., Inc.	60,155,620
103,453	McDonald’s Corp.	21,325,801
566,942	NIKE, Inc., Class B	76,412,443

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,521	NVR, Inc.*	6,845,778
80,347	O’Reilly Automotive, Inc.*	35,941,624
96,973	Peloton Interactive, Inc., Class A*	11,682,337
73,736	Pool Corp.	24,684,601
578,249	PulteGroup, Inc.	26,084,812
101,445	Ross Stores, Inc.	11,832,545
130,634	Starbucks Corp.	14,112,391
425,879	Target Corp.	78,123,244
136,535	Tesla, Inc.*	92,229,392
465,518	TJX Cos., Inc. (The)	30,719,533
180,119	Tractor Supply Co.	28,631,716
72,924	Ulta Beauty, Inc.*	23,505,593
209,931	VF Corp.	16,611,840
81,667	Wayfair, Inc., Class A*	23,600,130
42,791	Whirlpool Corp.	8,133,713
270,267	Yum! Brands, Inc.	27,980,743

		1,619,637,267

Consumer Staples – 7.8%
221,895	Altria Group, Inc.	9,674,622
196,212	Archer-Daniels-Midland Co.	11,101,675
278,916	Brown-Forman Corp., Class B	19,964,807
132,408	Campbell Soup Co.	6,021,916
184,213	Church & Dwight Co., Inc.	14,506,774
195,631	Clorox Co. (The)	35,418,993
632,853	Coca-Cola Co. (The)	31,003,469
439,627	Colgate-Palmolive Co.	33,059,950
313,428	Conagra Brands, Inc.	10,634,612
23,500	Constellation Brands, Inc., Class A	5,032,290
197,261	Costco Wholesale Corp.	65,293,391
202,040	Estee Lauder Cos., Inc. (The), Class A	57,755,154
210,211	General Mills, Inc.	11,563,707
184,763	Hershey Co. (The)	26,910,731
179,465	Hormel Foods Corp.	8,321,792
176,378	J M Smucker Co. (The)	19,754,336
133,540	Kellogg Co.	7,706,593
203,406	Keurig Dr Pepper, Inc.	6,207,951
186,629	Kimberly-Clark Corp.	23,950,100
988,924	Kraft Heinz Co. (The)	35,977,055
1,557,672	Kroger Co. (The)	50,172,615
164,626	McCormick & Co., Inc.	13,874,679
286,686	Mondelez International, Inc., Class A	15,240,228
264,429	Monster Beverage Corp.*	23,201,000
471,364	PepsiCo, Inc.	60,895,515
456,594	Philip Morris International, Inc.	38,363,028
615,777	Procter & Gamble Co. (The)	76,066,933
313,822	Sysco Corp.	24,989,646
510,653	Tyson Foods, Inc., Class A	34,555,889
976,789	Walgreens Boots Alliance, Inc.	46,817,497
720,275	Walmart, Inc.	93,578,128

		917,615,076

Energy – 0.9%
229,602	Chevron Corp.	22,960,200
166,640	ConocoPhillips	8,666,947

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
430,073	EOG Resources, Inc.	$27,765,513
401,395	Exxon Mobil Corp.	21,823,846
160,846	Kinder Morgan, Inc.	2,364,436
74,816	Marathon Petroleum Corp.	4,086,450
142,918	Schlumberger NV	3,988,841
223,842	Valero Energy Corp.	17,231,357

		108,887,590

Financials – 6.7%
91,772	Allstate Corp. (The)	9,782,895
49,019	American Express Co.	6,630,310
32,508	Ameriprise Financial, Inc.	7,192,070
81,837	Aon PLC, Class A	18,635,103
140,883	Arthur J Gallagher & Co.	16,877,783
1,484,055	Bank of America Corp.	51,511,549
507,793	Bank of New York Mellon Corp. (The)	21,408,553
202,722	Berkshire Hathaway, Inc., Class B*	48,756,668
19,390	BlackRock, Inc.	13,466,355
51,647	Blackstone Group, Inc. (The), Class A	3,575,522
146,043	Brown & Brown, Inc.	6,703,374
155,603	Charles Schwab Corp. (The)	9,603,817
46,035	Chubb Ltd.	7,484,370
503,953	Citigroup, Inc.	33,200,424
444,463	Citizens Financial Group, Inc.	19,307,473
40,153	CME Group, Inc.	8,018,554
58,055	FactSet Research Systems, Inc.	17,643,495
87,679	Fidelity National Financial, Inc.	3,356,352
426,906	Fifth Third Bancorp	14,809,369
36,399	First Republic Bank	5,996,735
212,076	Hartford Financial Services Group, Inc. (The)	10,750,132
147,107	Intercontinental Exchange, Inc.	16,227,373
696,751	JPMorgan Chase & Co.	102,540,845
328,530	KeyCorp	6,616,594
2,397	Markel Corp.*	2,609,854
25,444	MarketAxess Holdings, Inc.	14,145,337
188,959	Marsh & McLennan Cos., Inc.	21,771,856
387,930	MetLife, Inc.	22,344,768
136,065	Moody’s Corp.	37,402,908
473,400	Morgan Stanley	36,390,258
36,330	MSCI, Inc.	15,059,512
68,809	Nasdaq, Inc.	9,515,597
34,093	Northern Trust Corp.	3,243,267
139,149	Principal Financial Group, Inc.	7,873,050
236,108	Progressive Corp. (The)	20,293,483
74,696	Raymond James Financial, Inc.	8,720,011
100,061	S&P Global, Inc.	32,956,091
152,155	State Street Corp.	11,072,319
7,919	SVB Financial Group*	4,001,946
647,341	Synchrony Financial	25,039,150
158,254	T. Rowe Price Group, Inc.	25,659,304
37,607	Travelers Cos., Inc. (The)	5,471,818
143,439	US Bancorp	7,171,950
56,505	W R Berkley Corp.	3,917,492
125,352	Wells Fargo & Co.	4,533,982

Common Stocks – (continued)
Financials – (continued)
36,694	Willis Towers Watson PLC	8,096,164

		787,385,832

Health Care – 15.4%
385,945	Abbott Laboratories	46,228,492
557,624	AbbVie, Inc.	60,078,410
52,776	ABIOMED, Inc.*	17,128,451
135,331	Agilent Technologies, Inc.	16,519,855
135,689	Alexion Pharmaceuticals, Inc.*	20,726,495
44,630	Align Technology, Inc.*	25,310,119
60,240	Alnylam Pharmaceuticals, Inc.*	8,921,544
43,332	AmerisourceBergen Corp.	4,386,065
213,416	Amgen, Inc.	48,001,527
104,038	Anthem, Inc.	31,543,281
179,145	Baxter International, Inc.	13,917,775
46,760	Becton Dickinson and Co.	11,276,174
111,027	Biogen, Inc.*	30,297,048
104,515	BioMarin Pharmaceutical, Inc.*	8,092,596
19,403	Bio-Rad Laboratories, Inc., Class A*	11,341,053
276,638	Boston Scientific Corp.*	10,728,022
832,466	Bristol-Myers Squibb Co.	51,055,140
59,384	Cardinal Health, Inc.	3,059,464
99,662	Catalent, Inc.*	11,332,566
113,520	Centene Corp.*	6,645,461
262,982	Cerner Corp.	18,182,575
41,120	Charles River Laboratories International, Inc.*	11,766,077
211,173	Cigna Corp.	44,325,213
30,376	Cooper Cos., Inc. (The)	11,729,085
813,455	CVS Health Corp.	55,420,689
153,016	Danaher Corp.	33,613,025
107,874	DENTSPLY SIRONA, Inc.	5,724,873
60,451	DexCom, Inc.*	24,046,199
433,578	Edwards Lifesciences Corp.*	36,030,332
297,488	Eli Lilly and Co.	60,952,316
465,481	Gilead Sciences, Inc.	28,580,533
18,464	HCA Healthcare, Inc.*	3,176,362
203,913	Henry Schein, Inc.*	12,612,019
188,548	Hologic, Inc.*	13,592,425
131,094	Horizon Therapeutics PLC*	11,917,756
54,359	Humana, Inc.	20,637,394
115,652	IDEXX Laboratories, Inc.*	60,158,701
38,914	Illumina, Inc.*	17,099,201
213,441	Incyte Corp.*	16,789,269
60,185	Insulet Corp.*	15,593,933
21,326	Intuitive Surgical, Inc.*	15,712,997
68,202	IQVIA Holdings, Inc.*	13,148,664
845,353	Johnson & Johnson	133,954,636
52,851	Laboratory Corp. of America Holdings*	12,679,483
79,725	Masimo Corp.*	19,989,449
152,861	McKesson Corp.	25,912,997
183,004	Medtronic PLC	21,405,978
694,958	Merck & Co., Inc.	50,467,850
38,294	Mettler-Toledo International, Inc.*	42,738,019
139,008	Moderna, Inc.*	21,519,828
29,117	Molina Healthcare, Inc.*	6,311,401

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
106,471	PerkinElmer, Inc.	$13,424,928
1,579,104	Pfizer, Inc.	52,884,193
337,333	QIAGEN NV*	16,866,650
70,145	Quest Diagnostics, Inc.	8,108,061
31,026	Regeneron Pharmaceuticals, Inc.*	13,979,385
115,449	ResMed, Inc.	22,256,258
45,442	Sarepta Therapeutics, Inc.*	3,956,181
123,999	Seagen, Inc.*	18,737,489
68,617	STERIS PLC	11,994,252
77,245	Stryker Corp.	18,746,589
40,807	Teladoc Health, Inc.*	9,022,020
9,470	Teleflex, Inc.	3,770,196
131,731	Thermo Fisher Scientific, Inc.	59,289,488
271,391	UnitedHealth Group, Inc.	90,161,518
66,753	Varian Medical Systems, Inc.*	11,699,798
67,369	Veeva Systems, Inc., Class A*	18,870,731
114,510	Vertex Pharmaceuticals, Inc.*	24,339,100
2,370,178	Viatris, Inc.*	35,197,143
64,345	Waters Corp.*	17,622,809
56,344	West Pharmaceutical Services, Inc.	15,812,944
31,486	Zimmer Biomet Holdings, Inc.	5,134,107
251,868	Zoetis, Inc.	39,099,988

		1,813,352,645

Industrials – 7.8%
167,554	3M Co.	29,332,003
70,113	Allegion PLC	7,626,892
123,804	AMETEK, Inc.	14,605,158
566,596	Carrier Global Corp.	20,697,752
95,998	Caterpillar, Inc.	20,724,048
296,644	C.H. Robinson Worldwide, Inc.	26,950,107
89,772	Cintas Corp.	29,116,651
131,442	Copart, Inc.*	14,348,209
15,070	CoStar Group, Inc.*	12,414,063
90,085	CSX Corp.	8,247,282
107,613	Cummins, Inc.	27,247,612
72,348	Deere & Co.	25,258,134
72,872	Dover Corp.	8,982,203
150,967	Eaton Corp. PLC	19,654,394
235,271	Emerson Electric Co.	20,209,779
71,878	Equifax, Inc.	11,635,611
105,287	Expeditors International of Washington, Inc.	9,669,558
782,300	Fastenal Co.	36,275,251
98,052	FedEx Corp.	24,954,234
159,527	Fortive Corp.	10,500,067
46,129	Generac Holdings, Inc.*	15,202,273
50,722	General Dynamics Corp.	8,291,525
1,713,422	General Electric Co.	21,486,312
125,781	Honeywell International, Inc.	25,451,785
48,278	IDEX Corp.	9,422,417
79,744	IHS Markit Ltd.	7,189,719
126,581	Illinois Tool Works, Inc.	25,592,147
149,524	Jacobs Engineering Group, Inc.	17,207,222
90,341	J.B. Hunt Transport Services, Inc.	13,268,383
188,012	Johnson Controls International PLC	10,489,190

Common Stocks – (continued)
Industrials – (continued)
25,472	Kansas City Southern	5,408,725
51,541	L3Harris Technologies, Inc.	9,375,823
54,181	Lockheed Martin Corp.	17,893,275
257,479	Masco Corp.	13,703,032
31,213	Norfolk Southern Corp.	7,867,549
61,610	Northrop Grumman Corp.	17,969,173
56,239	Old Dominion Freight Line, Inc.	12,078,450
86,770	Otis Worldwide Corp.	5,528,117
70,769	PACCAR, Inc.	6,439,271
67,170	Parker-Hannifin Corp.	19,275,103
143,116	Raytheon Technologies Corp.	10,302,921
160,423	Republic Services, Inc.	14,292,085
75,698	Rockwell Automation, Inc.	18,415,809
27,107	Roper Technologies, Inc.	10,236,145
33,277	Stanley Black & Decker, Inc.	5,818,151
27,134	Teledyne Technologies, Inc.*	10,066,714
133,089	Trane Technologies PLC	20,394,558
27,678	TransUnion	2,330,764
95,729	Union Pacific Corp.	19,716,345
166,454	United Parcel Service, Inc., Class B	26,271,435
140,445	United Rentals, Inc.*	41,765,534
74,785	Verisk Analytics, Inc.	12,253,522
113,625	Waste Management, Inc.	12,599,876
247,165	Westinghouse Air Brake Technologies Corp.	17,902,161
84,683	W.W. Grainger, Inc.	31,562,201
85,563	Xylem, Inc.	8,518,652

		910,035,372

Information Technology – 30.4%
305,825	Accenture PLC, Class A	76,731,493
168,436	Adobe, Inc.*	77,424,976
719,739	Advanced Micro Devices, Inc.*	60,825,143
131,466	Akamai Technologies, Inc.*	12,423,537
107,383	Amphenol Corp., Class A	13,495,895
61,917	Analog Devices, Inc.	9,647,907
39,559	ANSYS, Inc.*	13,489,223
4,867,523	Apple, Inc.	590,235,839
371,673	Applied Materials, Inc.	43,928,032
29,775	Arista Networks, Inc.*	8,332,236
122,672	Autodesk, Inc.*	33,857,472
92,688	Automatic Data Processing, Inc.	16,129,566
48,942	Avalara, Inc.*	7,680,957
166,637	Black Knight, Inc.*	12,779,392
169,955	Booz Allen Hamilton Holding Corp.	13,110,329
114,615	Broadcom, Inc.	53,854,150
98,528	Broadridge Financial Solutions, Inc.	14,039,255
419,105	Cadence Design Systems, Inc.*	59,131,524
159,172	CDW Corp.	24,972,495
62,429	Ceridian HCM Holding, Inc.*	5,597,384
1,202,330	Cisco Systems Inc/Delaware	53,948,547
214,622	Citrix Systems, Inc.	28,669,207
258,783	Cognizant Technology Solutions Corp., Class A	19,015,375
99,291	Corning, Inc.	3,796,888

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
24,765	Coupa Software, Inc.*	$8,575,129
78,085	Crowdstrike Holdings, Inc., Class A*	16,866,360
100,718	Datadog, Inc., Class A*	9,609,504
80,438	Dell Technologies, Inc., Class C*	6,521,109
101,742	DocuSign, Inc.*	23,060,842
93,970	Enphase Energy, Inc.*	16,544,358
29,849	EPAM Systems, Inc.*	11,151,885
29,814	Fair Isaac Corp.*	13,641,396
200,515	Fidelity National Information Services, Inc.	27,671,070
185,693	Fiserv, Inc.*	21,423,401
32,008	FleetCor Technologies, Inc.*	8,876,138
128,078	Fortinet, Inc.*	21,625,970
77,969	Gartner, Inc.*	13,959,570
84,941	Global Payments, Inc.	16,817,469
55,001	GoDaddy, Inc., Class A*	4,461,681
797,758	HP, Inc.	23,111,049
28,870	HubSpot, Inc.*	14,868,050
1,627,366	Intel Corp.	98,911,305
326,181	International Business Machines Corp.	38,792,706
152,728	Intuit, Inc.	59,585,302
80,146	Jack Henry & Associates, Inc.	11,896,872
97,990	Keysight Technologies, Inc.*	13,867,545
54,583	KLA Corp.	16,987,867
98,134	Lam Research Corp.	55,660,623
395,409	Leidos Holdings, Inc.	34,973,926
236,796	Marvell Technology Group Ltd.	11,432,511
228,081	Mastercard, Inc., Class A	80,706,462
180,737	Maxim Integrated Products, Inc.	16,839,266
90,981	Microchip Technology, Inc.	13,886,430
319,558	Micron Technology, Inc.*	29,249,144
2,398,462	Microsoft Corp.	557,354,600
30,671	MongoDB, Inc.*	11,836,859
20,068	Monolithic Power Systems, Inc.	7,515,867
109,346	Motorola Solutions, Inc.	19,188,036
219,179	NetApp, Inc.	13,720,605
1,184,625	NortonLifeLock, Inc.	23,112,034
168,279	NVIDIA Corp.	92,314,494
58,410	Okta, Inc.*	15,271,295
822,976	Oracle Corp.	53,090,182
48,409	Palo Alto Networks, Inc.*	17,345,429
148,059	Paychex, Inc.	13,483,733
8,299	Paycom Software, Inc.*	3,105,818
238,794	PayPal Holdings, Inc.*	62,050,621
143,322	Qorvo, Inc.*	25,042,653
291,252	QUALCOMM, Inc.	39,665,610
98,702	RingCentral, Inc., Class A*	37,325,148
226,640	salesforce.com, Inc.*	49,067,560
255,968	Seagate Technology PLC	18,744,537
85,277	ServiceNow, Inc.*	45,491,868
163,776	Skyworks Solutions, Inc.	29,122,648
102,875	Slack Technologies, Inc., Class A*	4,210,674
52,205	Splunk, Inc.*	7,465,837
86,576	Square, Inc., Class A*	19,915,077
352,580	SS&C Technologies Holdings, Inc.	23,369,002

Common Stocks – (continued)
Information Technology – (continued)
177,206	Synopsys, Inc.*	43,452,683
109,952	TE Connectivity Ltd.	14,297,059
165,705	Teradyne, Inc.	21,311,320
362,878	Texas Instruments, Inc.	62,512,993
15,863	Trade Desk, Inc. (The), Class A*	12,775,902
70,379	Trimble, Inc.*	5,217,899
38,362	Twilio, Inc., Class A*	15,071,663
38,852	Tyler Technologies, Inc.*	18,004,794
126,456	VeriSign, Inc.*	24,536,258
399,177	Visa, Inc., Class A	84,781,203
75,014	VMware, Inc., Class A*	10,367,685
40,976	Workday, Inc., Class A*	10,046,496
87,510	Xilinx, Inc.	11,402,553
21,798	Zebra Technologies Corp., Class A*	10,886,575
39,265	Zendesk, Inc.*	5,738,187
71,727	Zoom Video Communications, Inc., Class A*	26,797,924
66,483	Zscaler, Inc.*	13,631,009

		3,574,334,152

Materials – 1.6%
36,769	Air Products and Chemicals, Inc.	9,398,892
86,796	Ball Corp.	7,411,510
19,334	Celanese Corp.	2,685,686
58,379	Corteva, Inc.	2,635,812
26,048	Crown Holdings, Inc.*	2,489,147
161,218	Dow, Inc.	9,561,840
34,279	DuPont de Nemours, Inc.	2,410,499
89,328	Eastman Chemical Co.	9,759,977
67,810	Ecolab, Inc.	14,196,702
24,408	FMC Corp.	2,482,049
446,353	Freeport-McMoRan, Inc.*	15,135,830
22,521	International Flavors & Fragrances, Inc.	3,051,821
316,930	International Paper Co.	15,735,574
243,802	Newmont Corp.	13,257,953
186,966	Nucor Corp.	11,184,306
30,381	Packaging Corp. of America	4,010,900
62,847	PPG Industries, Inc.	8,473,033
35,882	RPM International, Inc.	2,857,642
32,670	Sherwin-Williams Co. (The)	22,226,708
553,842	Westrock Co.	24,141,973

		183,107,854

Real Estate – 2.0%
59,796	Alexandria Real Estate Equities, Inc. REIT	9,548,823
42,873	American Tower Corp. REIT	9,266,141
29,363	AvalonBay Communities, Inc. REIT	5,160,547
54,022	Boston Properties, Inc. REIT	5,355,201
705,845	CBRE Group, Inc., Class A*	53,481,876
65,015	Crown Castle International Corp. REIT	10,126,086
124,238	Digital Realty Trust, Inc. REIT	16,738,586
111,406	Duke Realty Corp. REIT	4,372,686
21,318	Equinix, Inc. REIT	13,821,312
62,304	Equity LifeStyle Properties, Inc. REIT	3,841,042

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
151,835	Equity Residential REIT	$9,931,527
25,792	Essex Property Trust, Inc. REIT	6,571,544
66,049	Extra Space Storage, Inc. REIT	8,302,359
119,008	Invitation Homes, Inc. REIT	3,467,893
84,044	Mid-America Apartment Communities, Inc. REIT	11,323,248
142,346	Prologis, Inc. REIT	14,102,218
42,924	Public Storage REIT	10,041,641
26,689	SBA Communications Corp. REIT	6,809,165
107,891	Sun Communities, Inc. REIT	16,394,037
165,589	Ventas, Inc. REIT	8,759,658
264,549	VICI Properties, Inc. REIT	7,539,647

		234,955,237

Utilities – 2.3%
138,107	Alliant Energy Corp.	6,375,019
74,947	Ameren Corp.	5,266,526
103,005	American Electric Power Co., Inc.	7,709,924
50,538	American Water Works Co., Inc.	7,170,331
66,400	Atmos Energy Corp.	5,618,104
131,373	CenterPoint Energy, Inc.	2,553,891
125,682	CMS Energy Corp.	6,800,653
138,548	Consolidated Edison, Inc.	9,095,676
156,472	Dominion Energy, Inc.	10,690,167
57,384	DTE Energy Co.	6,755,244
160,566	Duke Energy Corp.	13,742,844
84,799	Edison International	4,578,298
42,375	Entergy Corp.	3,678,574
62,201	Essential Utilities, Inc.	2,616,174
118,983	Evergy, Inc.	6,381,058
105,309	Eversource Energy	8,369,959
344,929	Exelon Corp.	13,314,259
89,076	FirstEnergy Corp.	2,951,979
407,873	NextEra Energy, Inc.	29,970,508
207,903	NiSource, Inc.	4,490,705
212,009	PG&E Corp.*	2,228,215
63,550	Pinnacle West Capital Corp.	4,444,051
184,920	PPL Corp.	4,843,055
191,144	Public Service Enterprise Group, Inc.	10,289,282
63,622	Sempra Energy	7,378,880
144,612	Southern Co. (The)	8,202,393
3,192,662	Vistra Corp.	55,073,420
101,188	WEC Energy Group, Inc.	8,159,800
190,920	Xcel Energy, Inc.	11,186,003

		269,934,992

TOTAL INVESTMENTS – 99.8%
(Cost $8,608,292,822)		$11,727,083,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		18,428,224

NET ASSETS – 100.0%		$11,745,512,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Communication Services – 2.2%
30,769	Alaska Communications Systems Group, Inc.	$100,615
2,433	AMC Networks, Inc., Class A*(a)	159,581
321	Anterix, Inc.*	13,556
1,068	Bandwidth, Inc., Class A*	169,129
1,677	Cardlytics, Inc.*	222,085
10,270	Cargurus, Inc.*	266,507
8,128	Cars.com, Inc.*	94,854
4,469	Cincinnati Bell, Inc.*	68,286
4,562	Cogent Communications Holdings, Inc.	273,036
19,597	Consolidated Communications Holdings, Inc.*	103,080
175	Daily Journal Corp.*	59,903
23,303	DHI Group, Inc.*	72,472
3,739	Entercom Communications Corp., Class A	16,713
29,146	Eros STX Global Corp. (United Arab Emirates)*	53,337
6,131	EverQuote, Inc., Class A*	300,296
26,945	Glu Mobile, Inc.*	336,274
9,708	Gray Television, Inc.*	176,200
2,752	Hemisphere Media Group, Inc.*	30,410
9,002	IDT Corp., Class B*	161,586
6,233	Iridium Communications, Inc.*	238,786
7,125	Liberty Latin America Ltd., Class A (Chile)*	78,161
14,059	Liberty Latin America Ltd., Class C (Chile)*	154,087
2,795	Liberty Media Corp.-Liberty Braves, Class A*	82,117
2,598	Liberty Media Corp.-Liberty Braves, Class C*	74,796
30,857	Liberty TripAdvisor Holdings, Inc., Class A*	173,725
13,032	MSG Networks, Inc., Class A*	221,023
12,309	Ooma, Inc.*	194,482
22,864	ORBCOMM, Inc.*	174,452
7,079	QuinStreet, Inc.*	169,117
7,168	Scholastic Corp.	206,438
3,500	Shenandoah Telecommunications Co.	155,225
2,238	Sinclair Broadcast Group, Inc., Class A	69,221
6,796	Spok Holdings, Inc.	72,853
8,568	TechTarget, Inc.*	716,542
19,729	TEGNA, Inc.	359,660
45,464	TrueCar, Inc.*	246,415
48,115	Vonage Holdings Corp.*	636,080
11,776	Yelp, Inc.*	444,073

		7,145,173

Consumer Discretionary – 14.5%
11,909	1-800-Flowers.com, Inc., Class A*	336,787
5,569	Aaron’s Co., Inc. (The)*	122,295
13,115	Abercrombie & Fitch Co., Class A	358,958
5,808	Acushnet Holdings Corp.	245,214
4,244	Adient PLC*	157,368
7,807	Adtalem Global Education, Inc.*	306,815

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,904	America’s Car-Mart, Inc.*	257,040
11,214	American Axle & Manufacturing Holdings, Inc.*	109,561
9,593	American Eagle Outfitters, Inc.(a)	246,540
8,507	American Public Education, Inc.*	250,446
2,591	Asbury Automotive Group, Inc.*	439,045
11,252	Aspen Group, Inc.*	99,918
5,754	At Home Group, Inc.*	144,943
11,835	Beazer Homes USA, Inc.*	209,124
14,504	Bed Bath & Beyond, Inc.	389,577
6,535	Big Lots, Inc.	415,234
5	Biglari Holdings, Inc., Class B*	586
2,607	BJ’s Restaurants, Inc.*	144,767
4,463	Bloomin’ Brands, Inc.*	110,861
3,650	Bluegreen Vacations Holding Corp.*	57,962
2,796	Boot Barn Holdings, Inc.*	168,934
7,611	Boyd Gaming Corp.*	446,766
4,238	Brinker International, Inc.	290,684
5,955	Buckle, Inc. (The)	228,910
7,687	Caesars Entertainment, Inc.*	718,273
9,080	Caleres, Inc.	144,009
8,387	Callaway Golf Co.	234,417
3,230	Camping World Holdings, Inc., Class A	101,099
12,261	CarParts.com, Inc.*	217,388
4,637	Carriage Services, Inc.	152,835
647	Cavco Industries, Inc.*	136,459
2,020	Century Communities, Inc.*	111,767
3,123	Cheesecake Factory, Inc. (The)	171,609
2,602	Children’s Place, Inc. (The)*	180,188
2,785	Churchill Downs, Inc.	642,305
4,016	Citi Trends, Inc.	312,806
5,555	Clarus Corp.	96,435
5,378	Container Store Group, Inc. (The)*	82,445
5,145	Cooper Tire & Rubber Co.	294,500
6,193	Core-Mark Holding Co., Inc.	201,768
819	Cracker Barrel Old Country Store, Inc.	126,839
9,833	Crocs, Inc.*	754,388
14,638	Dana, Inc.*	348,531
3,865	Deckers Outdoor Corp.*	1,260,415
14,866	Del Taco Restaurants, Inc.	149,255
3,236	Dillard’s, Inc., Class A	257,909
1,090	Dine Brands Global, Inc.	86,230
4,835	Dorman Products, Inc.*	482,098
6,053	Duluth Holdings, Inc., Class B*(a)	84,621
7,032	El Pollo Loco Holdings, Inc.*	128,897
11,394	Ethan Allen Interiors, Inc.	291,914
7,396	Everi Holdings, Inc.*	111,754
10,677	Fiesta Restaurant Group, Inc.*	162,931
23,795	Fossil Group, Inc.*	360,256
3,783	Fox Factory Holding Corp.*	481,008
2,592	Franchise Group, Inc.	90,927
11,409	Funko, Inc., Class A*	154,934
17,498	GameStop Corp., Class A*(a)	1,780,246
5,470	Genesco, Inc.*	245,822
6,415	Gentherm, Inc.*	454,118
4,078	G-III Apparel Group Ltd.*	117,406

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
14,010	Goodyear Tire & Rubber Co. (The)*	$235,508
18,180	GoPro, Inc., Class A*	136,714
3,863	Green Brick Partners, Inc.*	76,217
2,324	Group 1 Automotive, Inc.	354,271
3,874	Groupon, Inc.*	168,132
5,089	Guess?, Inc.	128,294
9,291	Haverty Furniture Cos., Inc.	336,055
2,391	Helen of Troy Ltd.*	518,369
6,707	Hibbett Sports, Inc.*	430,992
3,061	Hilton Grand Vacations, Inc.*	120,940
26,349	Houghton Mifflin Harcourt Co.*	160,729
2,525	Installed Building Products, Inc.*	276,134
7,913	International Game Technology PLC	144,729
3,920	iRobot Corp.*	486,511
2,142	Jack in the Box, Inc.	219,234
2,309	Johnson Outdoors, Inc., Class A	278,650
10,937	KB Home	441,636
3,346	Kontoor Brands, Inc.	141,368
4,546	Lakeland Industries, Inc.*	142,699
5,410	Lands’ End, Inc.*	178,746
13,790	Laureate Education, Inc., Class A*	189,612
8,971	La-Z-Boy, Inc.	382,254
3,840	LCI Industries	541,210
1,132	LGI Homes, Inc.*	123,671
4,618	Lifetime Brands, Inc.	59,895
2,164	Lithia Motors, Inc., Class A	809,228
6,075	Lumber Liquidators Holdings, Inc.*	150,478
4,397	M/I Homes, Inc.*	219,410
26,914	Macy’s, Inc.	409,362
2,997	Magnite, Inc.*	146,463
3,215	Malibu Boats, Inc., Class A*	239,646
3,625	Marine Products Corp.	60,936
4,982	MarineMax, Inc.*	222,446
3,225	Marriott Vacations Worldwide Corp.*	547,315
8,632	MasterCraft Boat Holdings, Inc.*	221,238
3,861	MDC Holdings, Inc.	218,417
4,188	Meritage Homes Corp.*	353,090
6,908	Michaels Cos., Inc. (The)*	103,620
8,393	Modine Manufacturing Co.*	116,411
2,228	Monarch Casino & Resort, Inc.*	150,746
1,831	Monro, Inc.	113,504
438	Movado Group, Inc.	9,986
3,739	Murphy USA, Inc.	466,066
1,686	Nathan’s Famous, Inc.	100,755
4,366	National Vision Holdings, Inc.*	207,341
13,035	Nautilus, Inc.*	239,974
5,564	ODP Corp. (The)*	212,934
4,484	Overstock.com, Inc.*	301,190
3,842	Oxford Industries, Inc.	292,914
5,206	Papa John’s International, Inc.	469,529
3,546	Patrick Industries, Inc.	279,886
12,289	Penn National Gaming, Inc.*	1,422,820
27,230	Perdoceo Education Corp.*	350,450
4,783	PetMed Express, Inc.	166,018
6,294	PlayAGS, Inc.*	51,422
6,845	Purple Innovation, Inc.*	251,828

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,509	Quotient Technology, Inc.*	87,351
3,937	RCI Hospitality Holdings, Inc.	252,952
2,587	Red Rock Resorts, Inc., Class A	78,050
15,416	Rent-A-Center, Inc.	890,428
1,938	RH*	950,337
14,506	Sally Beauty Holdings, Inc.*	233,547
5,042	Scientific Games Corp.*	236,117
2,821	SeaWorld Entertainment, Inc.*	140,091
1,377	Shake Shack, Inc., Class A*	163,147
5,522	Shoe Carnival, Inc.	270,357
4,439	Shutterstock, Inc.	391,653
4,801	Signet Jewelers Ltd.*	238,994
4,086	Skyline Champion Corp.*	180,805
6,121	Sleep Number Corp.*	839,373
11,407	Smith & Wesson Brands, Inc.	196,314
2,364	Sonic Automotive, Inc., Class A	109,004
14,242	Sonos, Inc.*	554,583
10,858	Sportsman’s Warehouse Holdings, Inc.*	183,935
1,804	Stamps.com, Inc.*	328,202
6,311	Standard Motor Products, Inc.	265,125
10,348	Steven Madden Ltd.	382,773
7,291	Stitch Fix, Inc., Class A*	556,376
12,350	Stoneridge, Inc.*	378,651
2,441	Strategic Education, Inc.	221,936
13,390	Stride, Inc.*	322,029
4,263	Sturm Ruger & Co., Inc.	290,737
15,928	Taylor Morrison Home Corp.*	438,179
5,322	Texas Roadhouse, Inc.	483,663
3,278	TopBuild Corp.*	624,164
13,495	Tri Pointe Homes, Inc.*	256,405
15,916	Tupperware Brands Corp.*	486,552
7,260	Turtle Beach Corp.*	217,074
3,931	Unifi, Inc.*	98,000
17,111	Universal Technical Institute, Inc.*	104,890
12,163	Vera Bradley, Inc.*	115,427
5,520	Vista Outdoor, Inc.*	174,487
1,466	Visteon Corp.*	186,431
3,912	Vivint Smart Home, Inc.*	66,504
2,005	Weyco Group, Inc.	35,188
5,257	Wingstop, Inc.	715,741
1,357	Winmark Corp.	239,497
2,802	Winnebago Industries, Inc.	195,019
8,216	Wolverine World Wide, Inc.	287,149
2,916	Workhorse Group, Inc.*(a)	47,152
13,773	WW International, Inc.*	406,166
1,204	XPEL, Inc. REIT*	58,213
7,479	YETI Holdings, Inc.*	514,331
7,122	Zumiez, Inc.*	321,060

		47,259,289

Consumer Staples – 3.5%
6,514	B&G Foods, Inc.(a)	197,570
5,747	BellRing Brands, Inc., Class A*	130,572
15,252	BJ’s Wholesale Club Holdings, Inc.*	612,825
1,069	Calavo Growers, Inc.	80,442
2,316	Cal-Maine Foods, Inc.*	88,240

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
10,383	Celsius Holdings, Inc.*	$618,100
3,098	Central Garden & Pet Co.*	141,269
4,370	Central Garden & Pet Co., Class A*	181,399
5,857	Chefs’ Warehouse, Inc. (The)*	182,387
1,351	Coca-Cola Consolidated, Inc.	346,748
15,614	Darling Ingredients, Inc.*	984,307
4,449	Edgewell Personal Care Co.	136,095
3,978	elf Beauty, Inc.*	102,036
226	Farmer Bros Co.*	1,765
5,058	Fresh Del Monte Produce, Inc.	130,193
4,586	Freshpet, Inc.*	714,866
18,128	Hostess Brands, Inc.*	260,862
5,848	Ingles Markets, Inc., Class A	303,862
2,317	Inter Parfums, Inc.	169,535
1,597	J & J Snack Foods Corp.	253,540
2,666	John B. Sanfilippo & Son, Inc.	230,502
2,061	Lancaster Colony Corp.	359,995
6,107	Landec Corp.*	68,093
8,126	Lifevantage Corp.*	71,102
2,166	Medifast, Inc.	547,976
7,969	National Beverage Corp.(a)	379,802
3,515	Nature’s Sunshine Products, Inc.*	57,927
12,388	Performance Food Group Co.*	671,925
1,138	PriceSmart, Inc.	109,760
19,623	Primo Water Corp.	280,413
10,992	Rite Aid Corp.*	215,223
1,614	Sanderson Farms, Inc.	246,135
5,162	Simply Good Foods Co. (The)*	150,576
10,639	SpartanNash Co.	193,949
199	Tootsie Roll Industries, Inc.	6,131
3,169	Turning Point Brands, Inc.	155,915
10,132	United Natural Foods, Inc.*	267,991
3,203	Universal Corp.	162,776
3,237	USANA Health Sciences, Inc.*	314,183
21,221	Vector Group Ltd.	289,667
6,742	Veru, Inc.*	93,174
4,977	Village Super Market, Inc., Class A	114,720
1,784	WD-40 Co.	556,162
3,402	Weis Markets, Inc.	181,837

		11,362,547

Energy – 1.6%
16,047	Antero Resources Corp.*	144,423
12,135	Aspen Aerogels, Inc.*	270,004
6,947	Cactus, Inc., Class A	221,401
9,627	CNX Resources Corp.*	121,396
1,966	CONSOL Energy, Inc.*	21,252
1,645	Contango Oil & Gas Co.*	8,011
29,128	DHT Holdings, Inc.	162,534
3,613	Diamond S Shipping, Inc.*	29,265
6,103	DMC Global, Inc.	384,428
10,154	Dorian LPG Ltd.*	126,417
13,860	Evolution Petroleum Corp.	49,203
8,884	Frontline Ltd. (Norway)(a)	60,145
19,629	Helix Energy Solutions Group, Inc.*	96,182
6,738	Liberty Oilfield Services, Inc., Class A	78,767

Common Stocks – (continued)
Energy – (continued)
6,950	Matador Resources Co.*	145,185
1,788	Nabors Industries Ltd.(a)	198,486
11,767	Newpark Resources, Inc.*	40,714
54,409	NexTier Oilfield Solutions, Inc.*	253,002
15,411	Oil States International, Inc.*	112,963
9,151	Ovintiv, Inc.	211,114
3,831	Par Pacific Holdings, Inc.*	67,694
2,868	PDC Energy, Inc.*	100,237
42,600	ProPetro Holding Corp.*	488,622
11,196	Range Resources Corp.*	107,929
10,033	Renewable Energy Group, Inc.*	780,266
1,068	REX American Resources Corp.*	100,467
34,083	RPC, Inc.*	216,427
9,305	Select Energy Services, Inc., Class A*	58,808
14,193	Solaris Oilfield Infrastructure, Inc., Class A	167,619
25,649	Southwestern Energy Co.*	103,878
50,964	W&T Offshore, Inc.*	167,672
7,459	World Fuel Services Corp.	231,826

		5,326,337

Financials – 15.6%
1,422	1st Constitution Bancorp	24,956
2,200	1st Source Corp.	97,614
2,059	Allegiance Bancshares, Inc.	77,521
4,382	Altabancorp	150,828
465	Amerant Bancorp, Inc.*	7,659
14,418	American Equity Investment Life Holding Co.	398,369
2,498	American National Bankshares, Inc.	77,438
3,629	Ameris Bancorp	172,886
4,550	AMERISAFE, Inc.	266,266
78	Ames National Corp.	1,783
7,649	Apollo Commercial Real Estate Finance, Inc. REIT	101,655
8,878	Ares Commercial Real Estate Corp. REIT	122,605
2,173	Argo Group International Holdings Ltd.	100,414
4,690	Arrow Financial Corp.	149,423
10,650	Artisan Partners Asset Management, Inc., Class A	505,875
358	Associated Capital Group, Inc., Class A	12,208
4,993	Atlantic Capital Bancshares, Inc.*	101,608
6,395	Atlantic Union Bankshares Corp.	234,888
14,111	Axos Financial, Inc.*	652,916
4,500	B. Riley Financial, Inc.	296,190
4,950	Banc of California, Inc.	91,872
3,858	BancFirst Corp.	246,449
4,564	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	69,647
9,458	BancorpSouth Bank	284,307
1,429	Bank First Corp.	99,887
7,135	Bank of Commerce Holdings	77,557
2,269	Bank of Marin Bancorp	83,953
12,034	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	439,121
3,941	BankFinancial Corp.	37,242

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,616	BankUnited, Inc.	$145,327
1,794	Bankwell Financial Group, Inc.	44,491
3,378	Banner Corp.	174,913
1,593	Bar Harbor Bankshares	44,588
6,052	BCB Bancorp, Inc.	80,068
8,863	Blackstone Mortgage Trust, Inc., Class A REIT	258,800
11,539	Boston Private Financial Holdings, Inc.	158,777
18,245	Brightsphere Investment Group, Inc.	330,234
9,004	Brookline Bancorp, Inc.	128,127
3,419	Bryn Mawr Bank Corp.	129,341
953	C&F Financial Corp.	41,455
3,815	Cadence BanCorp	78,284
964	Cambridge Bancorp	73,476
5,048	Camden National Corp.	204,595
12,294	Cannae Holdings, Inc.*	459,181
4,978	Capital City Bank Group, Inc.	122,907
9,279	Capitol Federal Financial, Inc.	123,503
1,579	Capstar Financial Holdings, Inc.	25,596
9,852	Cathay General Bancorp	370,829
1,617	CB Financial Services, Inc.	32,906
4,292	Central Pacific Financial Corp.	97,128
3,095	Central Valley Community Bancorp	54,689
1,305	Century Bancorp, Inc., Class A	118,298
1,109	Chemung Financial Corp.	39,048
2,636	Citizens & Northern Corp.	55,145
3,670	City Holding Co.	276,021
6,198	Civista Bancshares, Inc.	119,188
4,232	CNB Financial Corp.	98,225
14,636	CNO Financial Group, Inc.	352,142
3,095	Codorus Valley Bancorp, Inc.	52,151
5,684	Cohen & Steers, Inc.	365,936
2,218	Colony Bankcorp, Inc.	31,828
6,550	Columbia Banking System, Inc.	290,099
4,875	Community Bank System, Inc.	347,051
12,916	Community Bankers Trust Corp.	100,228
1,159	Community Financial Corp. (The)	35,118
3,065	Community Trust Bancorp, Inc.	125,236
4,028	ConnectOne Bancorp, Inc.	93,570
2,871	County Bancorp, Inc.	64,913
7,550	Cowen, Inc., Class A	255,567
3,875	Crawford & Co., Class A	36,425
5,733	Curo Group Holdings Corp.	82,957
8,537	Customers Bancorp, Inc.*	228,621
10,655	CVB Financial Corp.	228,124
1,058	Diamond Hill Investment Group, Inc.	150,077
6,745	Dime Community Bancshares, Inc.	198,370
4,474	Donegal Group, Inc., Class A	61,294
9,778	Donnelley Financial Solutions, Inc.*	254,130
9,827	Dynex Capital, Inc. REIT	184,944
5,233	Eagle Bancorp, Inc.	255,841
1,350	eHealth, Inc.*	80,217
6,404	Employers Holdings, Inc.	213,189
7,076	Encore Capital Group, Inc.*	236,480
10,125	Enova International, Inc.*	310,837
1,346	Enstar Group Ltd.*	286,146

Common Stocks – (continued)
Financials – (continued)
4,379	Enterprise Financial Services Corp.	188,297
245	Esquire Financial Holdings, Inc.*	5,468
4,103	ESSA Bancorp, Inc.	64,458
15,473	Essent Group Ltd.	637,952
2,359	Evans Bancorp, Inc.	76,432
5,968	EZCORP, Inc., Class A*	28,646
2,651	Farmers & Merchants Bancorp, Inc.	61,106
6,985	Farmers National Banc Corp.	96,672
5,294	FB Financial Corp.	224,519
1,605	FBL Financial Group, Inc., Class A	91,549
5,000	Federal Agricultural Mortgage Corp., Class C	431,250
14,234	Federated Hermes, Inc.	380,332
5,031	Financial Institutions, Inc.	137,749
14,088	First BanCorp. (Puerto Rico)	147,783
3,532	First Bancorp, Inc. (The)	90,278
2,482	First Bancshares, Inc. (The)	79,598
1,254	First Bank	13,230
4,770	First BankCorp	192,088
5,694	First Busey Corp.	130,336
3,750	First Business Financial Services, Inc.	83,250
12,938	First Commonwealth Financial Corp.	173,499
1,797	First Community Bankshares, Inc.	46,111
2,556	First Community Corp/SC	45,548
13,006	First Financial Bancorp	291,725
16,644	First Financial Bankshares, Inc.	743,321
2,436	First Financial Corp.	103,238
6,550	First Foundation, Inc.	149,667
2,153	First Guaranty Bancshares, Inc.	35,654
2,955	First Internet Bancorp	96,776
3,665	First Interstate BancSystem, Inc., Class A	166,464
7,945	First Merchants Corp.	334,087
2,750	First Mid Bancshares, Inc.	100,073
8,006	First Midwest Bancorp, Inc.	158,359
5,146	First Northwest Bancorp	83,777
5,344	First of Long Island Corp. (The)	99,292
1,001	First Savings Financial Group, Inc.	62,573
3,698	FirstCash, Inc.	234,157
8,188	Flagstar Bancorp, Inc.	355,277
7,590	Flushing Financial Corp.	157,493
2,055	Focus Financial Partners, Inc., Class A*	96,606
2,015	FS Bancorp, Inc.	122,169
18,462	Fulton Financial Corp.	285,238
49,756	Genworth Financial, Inc., Class A*	155,239
5,962	German American Bancorp, Inc.	234,903
8,650	Glacier Bancorp, Inc.	468,830
1,589	Goosehead Insurance, Inc., Class A	205,839
7,609	Great Ajax Corp. REIT	85,601
3,771	Great Southern Bancorp, Inc.	199,071
4,488	Green Dot Corp., Class A*	212,103
8,412	Greenhill & Co., Inc.	126,937
4,910	Hamilton Lane, Inc., Class A	438,954
4,268	Hancock Whitney Corp.	161,117
5,737	Hanmi Financial Corp.	98,217
4,914	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	276,314

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,785	HarborOne Bancorp, Inc.	$104,981
1,435	HCI Group, Inc.	83,043
4,870	Heartland Financial USA, Inc.	227,624
10,723	Heritage Commerce Corp.	101,976
3,709	Heritage Financial Corp.	96,026
2,877	Heritage Insurance Holdings, Inc.	27,936
12,175	Hilltop Holdings, Inc.	402,262
733	Hingham Institution For Savings (The)	177,665
2,224	Home Bancorp, Inc.	71,946
17,014	Home BancShares, Inc.	415,822
5,452	HomeStreet, Inc.	234,218
3,506	HomeTrust Bancshares, Inc.	81,129
13,582	Hope Bancorp, Inc.	178,739
6,614	Horace Mann Educators Corp.	254,904
7,622	Horizon Bancorp, Inc.	136,129
5,993	Houlihan Lokey, Inc.	380,915
841	Howard Bancorp, Inc.*	11,564
3,323	Independent Bank Corp.	284,150
6,299	Independent Bank Corp.	130,200
3,770	Independent Bank Group, Inc.	262,731
6,270	International Bancshares Corp.	273,247
3,713	Investar Holding Corp.	71,290
20,141	Investors Bancorp, Inc.	268,681
713	Investors Title Co.	108,212
3,292	James River Group Holdings Ltd.	151,136
6,732	Kearny Financial Corp.	76,408
2,966	Kinsale Capital Group, Inc.	522,194
4,767	KKR Real Estate Finance Trust, Inc. REIT	87,856
12,907	Ladder Capital Corp. REIT	147,656
7,076	Lakeland Bancorp, Inc.	110,952
5,262	Lakeland Financial Corp.	362,815
4,225	Live Oak Bancshares, Inc.	232,840
11,972	Macatawa Bank Corp.	105,713
466	Marlin Business Services Corp.	7,083
4,209	Mercantile Bank Corp.	123,071
5,592	Meridian Bancorp, Inc.	93,666
5,713	Meta Financial Group, Inc.	253,029
3,288	Midland States Bancorp, Inc.	80,556
2,700	MidWestOne Financial Group, Inc.	74,088
2,417	MMA Capital Holdings, Inc.*	53,657
7,136	Moelis & Co., Class A	368,503
26,217	Mr. Cooper Group, Inc.*	824,525
3,279	National Bank Holdings Corp., Class A	127,061
469	National Western Life Group, Inc., Class A	97,941
27,207	Navient Corp.	336,823
5,136	NBT Bancorp, Inc.	186,077
3,061	Nelnet, Inc., Class A	222,229
566	NI Holdings, Inc.*	10,092
2,645	Nicolet Bankshares, Inc.*	195,862
10,180	NMI Holdings, Inc., Class A*	232,715
4,558	Northeast Bank	118,371
2,902	Northrim BanCorp, Inc.	111,698
9,943	Northwest Bancshares, Inc.	140,395
2,784	Norwood Financial Corp.	71,103

Common Stocks – (continued)
Financials – (continued)
4,990	OceanFirst Financial Corp.	108,433
7,800	OFG Bancorp (Puerto Rico)	150,618
2,549	Ohio Valley Banc Corp.	61,915
16,019	Old National Bancorp	290,424
6,835	Old Second Bancorp, Inc.	81,815
2,771	Oppenheimer Holdings, Inc., Class A	105,021
458	Orchid Island Capital, Inc. REIT	2,624
4,744	Pacific Premier Bancorp, Inc.	191,183
1,257	Palomar Holdings, Inc.*	107,008
2,520	Park National Corp.	312,480
4,383	Parke Bancorp, Inc.	79,551
4,038	PCSB Financial Corp.	65,254
4,418	Peapack-Gladstone Financial Corp.	121,539
2,823	Penns Woods Bancorp, Inc.	67,272
10,017	PennyMac Financial Services, Inc.	593,107
2,654	Peoples Bancorp of North Carolina, Inc.	62,051
4,737	Peoples Bancorp, Inc.	147,510
2,321	Peoples Financial Services Corp.	97,203
1,488	Piper Sandler Cos.	158,204
3,948	PJT Partners, Inc., Class A	275,255
1,860	Plumas Bancorp	46,519
4,684	PRA Group, Inc.*	172,652
4,702	Preferred Bank	272,481
5,964	Premier Financial Bancorp, Inc.	92,681
3,298	Premier Financial Corp.	101,117
5,094	PROG Holdings, Inc.	254,700
3,021	Protective Insurance Corp., Class B	69,211
7,702	Provident Financial Services, Inc.	155,811
4,723	Prudential Bancorp, Inc.	63,997
10,042	Pzena Investment Management, Inc., Class A	92,587
3,224	QCR Holdings, Inc.	133,474
27,445	Radian Group, Inc.	559,878
3,840	Regional Management Corp.	124,301
811	Reliant Bancorp, Inc.	17,931
5,086	Renasant Corp.	199,778
3,484	Republic Bancorp, Inc., Class A	146,467
12,377	Riverview Bancorp, Inc.	81,688
3,744	RLI Corp.	390,649
4,769	S&T Bancorp, Inc.	137,729
2,869	Safety Insurance Group, Inc.	226,881
5,197	Sandy Spring Bancorp, Inc.	195,303
4,995	Seacoast Banking Corp. of Florida*	179,570
7,434	Selective Insurance Group, Inc.	504,248
9,587	ServisFirst Bancshares, Inc.	475,132
5,377	Shore Bancshares, Inc.	82,268
4,123	Sierra Bancorp	98,334
8,435	Simmons First National Corp., Class A	246,977
2,364	SmartFinancial, Inc.	49,644
3,994	South State Corp.	314,967
3,528	Southern First Bancshares, Inc.*	155,232
3,783	Southern Missouri Bancorp, Inc.	138,987
5,433	Southern National Bancorp of Virginia, Inc.	77,149
3,803	Southside Bancshares, Inc.	131,508
5,969	Stewart Information Services Corp.	281,737

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
11,023	Stifel Financial Corp.	$673,285
5,867	Stock Yards Bancorp, Inc.	289,067
3,637	StoneX Group, Inc.*	209,819
1,248	Summit Financial Group, Inc.	30,064
3,647	Territorial Bancorp, Inc.	89,643
1,317	Texas Capital Bancshares, Inc.*	100,355
7,682	Third Point Reinsurance Ltd. (Bermuda)*	78,433
3,883	Timberland Bancorp, Inc.	107,753
2,135	Tompkins Financial Corp.	165,100
7,935	Towne Bank	228,845
5,205	TriCo Bancshares	224,179
6,871	TriState Capital Holdings, Inc.*	157,689
3,938	Triumph Bancorp, Inc.*	302,045
1,611	Trupanion, Inc.*	155,880
16,569	TrustCo Bank Corp.	113,995
7,343	Trustmark Corp.	221,465
4,311	UMB Financial Corp.	363,719
9,255	United Bankshares, Inc.	341,972
10,366	United Community Banks, Inc.	342,700
456	United Fire Group, Inc.	13,429
2,479	United Security Bancshares	18,493
4,601	Unity Bancorp, Inc.	91,330
7,378	Universal Insurance Holdings, Inc.	109,858
3,939	Univest Financial Corp.	99,066
40,058	Valley National Bancorp	490,711
5,794	Veritex Holdings, Inc.	168,490
1,412	Virtus Investment Partners, Inc.	354,271
15,302	Waddell & Reed Financial, Inc., Class A	383,927
7,285	Walker & Dunlop, Inc.	726,023
10,249	Washington Federal, Inc.	309,725
3,886	Washington Trust Bancorp, Inc.	184,779
7,172	Waterstone Financial, Inc.	139,352
6,659	WesBanco, Inc.	214,953
7,441	West BanCorp, Inc.	169,878
2,993	Westamerica BanCorp	179,909
8,958	Western New England Bancorp, Inc.	71,754
1,376	World Acceptance Corp.*	174,133
4,131	WSFS Financial Corp.	219,521

		51,132,160

Health Care – 17.4%
2,848	1Life Healthcare, Inc.*	135,308
2,101	AdaptHealth Corp.*	64,648
2,072	Addus HomeCare Corp.*	222,885
4,919	Adverum Biotechnologies, Inc.*	63,111
18,548	Affimed NV (Germany)*	105,167
7,440	Agile Therapeutics, Inc.*	21,353
84,951	Akebia Therapeutics, Inc.*	293,930
836	Allakos, Inc.*	101,306
2,234	Allogene Therapeutics, Inc.*	77,542
21,773	Allscripts Healthcare Solutions, Inc.*	335,957
18,876	Alphatec Holdings, Inc.*	302,960
12,383	Amicus Therapeutics, Inc.*	152,063
7,651	AMN Healthcare Services, Inc.*	557,528
40,023	Amneal Pharmaceuticals, Inc.*	215,724
9,762	Amphastar Pharmaceuticals, Inc.*	171,128

Common Stocks – (continued)
Health Care – (continued)
10,668	AngioDynamics, Inc.*	223,495
5,576	ANI Pharmaceuticals, Inc.*	162,262
3,877	Anika Therapeutics, Inc.*	142,286
47,533	Antares Pharma, Inc.*	202,015
2,139	Apellis Pharmaceuticals, Inc.*	103,036
789	Applied Therapeutics, Inc.*	17,137
4,630	Apyx Medical Corp.*	48,383
11,780	Aquestive Therapeutics, Inc.*(a)	53,952
1,628	Arcturus Therapeutics Holdings, Inc.*	85,747
4,919	Arcus Biosciences, Inc.*	173,444
5,881	Arena Pharmaceuticals, Inc.*	472,538
7,627	Arrowhead Pharmaceuticals, Inc.*	607,567
443	Arvinas, Inc.*	34,687
2,387	Atara Biotherapeutics, Inc.*	40,054
13,198	Athersys, Inc.*	26,924
4,691	AtriCure, Inc.*	306,182
132	Atrion Corp.	82,487
2,099	Avanos Medical, Inc.*	96,512
2,447	Avenue Therapeutics, Inc.*	11,501
7,763	Avid Bioservices, Inc.*	159,763
1,828	Axonics Modulation Technologies, Inc.*	91,967
2,108	Axsome Therapeutics, Inc.*	141,995
861	Beam Therapeutics, Inc.*	76,741
1,931	Beyond Air, Inc.*	11,451
16,337	BioCryst Pharmaceuticals, Inc.*	176,113
51,566	BioDelivery Sciences International, Inc.*	216,577
2,073	Biohaven Pharmaceutical Holding Co. Ltd.*	176,164
1,377	BioLife Solutions, Inc.*	54,020
1,253	Bioxcel Therapeutics, Inc.*	67,173
5,487	Blueprint Medicines Corp.*	538,933
5,128	Bridgebio Pharma, Inc.*	362,447
33,745	Brookdale Senior Living, Inc.*	196,396
974	Cantel Medical Corp.*	72,349
9,248	Cardiovascular Systems, Inc.*	381,942
2,370	CareDx, Inc.*	187,420
3,327	Castle Biosciences, Inc.*	253,118
57,569	Catalyst Pharmaceuticals, Inc.*	223,943
4,687	CEL-SCI Corp.*(a)	83,194
14,268	Cerus Corp.*	87,606
2,255	ChemoCentryx, Inc.*	152,979
7,028	Cidara Therapeutics, Inc.*	15,954
15,739	Co-Diagnostics, Inc.*(a)	216,569
17,255	Coherus Biosciences, Inc.*	280,221
20,367	Collegium Pharmaceutical, Inc.*	480,458
15,407	Community Health Systems, Inc.*	131,884
6,733	Computer Programs and Systems, Inc.	211,753
2,865	CONMED Corp.	352,567
2,350	Constellation Pharmaceuticals, Inc.*	59,220
37,904	Corcept Therapeutics, Inc.*	953,286
2,095	CorVel Corp.*	212,642
7,930	Covetrus, Inc.*	294,679
20,368	Cross Country Healthcare, Inc.*	226,288
3,214	CryoLife, Inc.*	81,153
1,670	CryoPort, Inc.*	99,265
725	Cue Biopharma, Inc.*	9,867

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
9,921	Cutera, Inc.*	$350,410
3,752	Cytokinetics, Inc.*	70,275
14,607	CytoSorbents Corp.*	137,598
1,454	Deciphera Pharmaceuticals, Inc.*	63,656
2,789	Denali Therapeutics, Inc.*	200,250
9,110	Dicerna Pharmaceuticals, Inc.*	245,788
72,061	Durect Corp.*	159,975
6,475	Eagle Pharmaceuticals, Inc.*	288,137
2,423	Editas Medicine, Inc.*	106,273
1,523	Electromed, Inc.*	16,083
8,574	Emergent BioSolutions, Inc.*	823,104
2,628	Enanta Pharmaceuticals, Inc.*	129,613
66,126	Endo International PLC*	524,379
5,652	Ensign Group, Inc. (The)	463,577
25,737	Enzo Biochem, Inc.*	75,152
4,440	Epizyme, Inc.*	42,580
6,773	Evolent Health, Inc., Class A*	136,476
3,749	Fate Therapeutics, Inc.*	336,360
4,475	FibroGen, Inc.*	223,884
12,519	Flexion Therapeutics, Inc.*	137,959
24,229	Fluidigm Corp.*	111,453
3,738	FONAR Corp.*	72,480
4,627	Fortress Biotech, Inc.*	17,212
2,541	Fulgent Genetics, Inc.*	257,302
7,884	GenMark Diagnostics, Inc.*	154,132
1,690	Glaukos Corp.*	159,806
9,068	Halozyme Therapeutics, Inc.*	410,327
4,099	Hanger, Inc.*	90,096
13,270	Harrow Health, Inc.*	101,781
22,713	Harvard Bioscience, Inc.*	99,710
2,050	Health Catalyst, Inc.*	99,404
4,691	HealthEquity, Inc.*	386,304
3,082	HealthStream, Inc.*	71,811
3,773	Heron Therapeutics, Inc.*	68,216
1,027	Heska Corp.*	193,487
6,444	HMS Holdings Corp.*	237,043
11,931	iCAD, Inc.*	220,604
1,031	IGM Biosciences, Inc.*(a)	90,140
15,131	ImmunoGen, Inc.*	132,396
1,564	Immunovant, Inc.*	24,680
2,119	Inari Medical, Inc.*	221,647
8,573	InfuSystem Holdings, Inc.*	146,255
36,689	Innoviva, Inc.*	419,355
2,394	Inogen, Inc.*	125,661
4,580	Inovalon Holdings, Inc., Class A*	112,485
5,975	Inovio Pharmaceuticals, Inc.*(a)	66,322
3,865	Insmed, Inc.*	138,251
2,476	Inspire Medical Systems, Inc.*	576,388
3,913	Integer Holdings Corp.*	345,087
3,011	Intellia Therapeutics, Inc.*	182,045
19,296	Intersect ENT, Inc.*	440,142
10,018	Invacare Corp.	91,164
4,893	Invitae Corp.*	196,356
3,749	iRhythm Technologies, Inc.*	603,214
46,643	Ironwood Pharmaceuticals, Inc.*	430,515
7,875	Joint Corp. (The)*	313,504

Common Stocks – (continued)
Health Care – (continued)
14,730	Kadmon Holdings, Inc.*(a)	67,611
713	Karuna Therapeutics, Inc.*	89,096
3,158	Kiniksa Pharmaceuticals Ltd., Class A*	64,960
1,508	Kodiak Sciences, Inc.*	194,547
357	Krystal Biotech, Inc.*	28,164
2,267	Kura Oncology, Inc.*	63,476
18,579	Lannett Co., Inc.*	112,589
13,246	Lantheus Holdings, Inc.*	247,435
6,214	LeMaitre Vascular, Inc.	319,337
2,356	LENSAR, Inc.*	21,298
8,796	Lexicon Pharmaceuticals, Inc.*	63,243
3,855	LHC Group, Inc.*	700,492
1,452	Ligand Pharmaceuticals, Inc.*	215,215
3,554	LivaNova PLC*	275,577
17,617	Luminex Corp.	572,905
471	Madrigal Pharmaceuticals, Inc.*	57,080
4,180	Magellan Health, Inc.*	390,078
8,741	MEDNAX, Inc.*	213,543
4,250	Medpace Holdings, Inc.*	690,327
21,590	MEI Pharma, Inc.*	80,962
11,337	Meridian Bioscience, Inc.*	238,984
4,572	Merit Medical Systems, Inc.*	254,752
3,124	Mersana Therapeutics, Inc.*	56,794
518	Mesa Laboratories, Inc.	140,849
16,641	Milestone Scientific, Inc.*	65,233
14,462	Minerva Neurosciences, Inc.*	44,832
2,634	Mirati Therapeutics, Inc.*	529,223
1,846	Misonix, Inc.*	30,939
2,311	ModivCare, Inc.*	296,409
2,220	Molecular Templates, Inc.*	24,198
31,299	Myriad Genetics, Inc.*	954,307
6,654	NanoString Technologies, Inc.*	464,383
5,199	NantHealth, Inc.*(a)	19,860
6,793	NantKwest, Inc.*(a)	220,840
8,984	Natera, Inc.*	1,042,953
2,242	National HealthCare Corp.	155,931
4,791	National Research Corp.	247,551
9,479	Natus Medical, Inc.*	245,601
3,935	Neogen Corp.*	322,355
16,002	NeoGenomics, Inc.*	815,622
4,599	Neoleukin Therapeutics, Inc.*	55,372
1,246	NeuBase Therapeutics, Inc.*	11,812
3,614	Nevro Corp.*	596,961
21,318	NextGen Healthcare, Inc.*	398,647
3,172	Novavax, Inc.*	733,462
5,758	NuVasive, Inc.*	347,380
9,464	Nymox Pharmaceutical Corp.*(a)	24,701
5,897	Ocular Therapeutix, Inc.*	108,151
4,780	Omnicell, Inc.*	606,582
4,468	Ontrak, Inc.*(a)	263,344
46,747	OPKO Health, Inc.*(a)	210,362
5,158	OptimizeRx Corp.*	274,302
5,552	Option Care Health, Inc.*	106,543
6,586	OraSure Technologies, Inc.*	69,812
8,523	Orthofix Medical, Inc.*	396,405
1,453	OrthoPediatrics Corp.*	79,130

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
21,224	Owens & Minor, Inc.	$721,828
12,251	Pacific Biosciences of California, Inc.*	374,513
9,198	Pacira BioSciences, Inc.*	676,053
12,259	Patterson Cos., Inc.	380,765
7,965	PAVmed, Inc.*	33,453
2,052	Pennant Group, Inc. (The)*	108,305
2,128	Personalis, Inc.*	65,606
1,896	PetIQ, Inc.*	65,355
29	Phathom Pharmaceuticals, Inc.*	1,277
11,829	Phibro Animal Health Corp., Class A	255,152
2,265	Phreesia, Inc.*	138,731
15,233	Pieris Pharmaceuticals, Inc.*	41,434
10,449	Prestige Consumer Healthcare, Inc.*	435,828
1,795	Progyny, Inc.*	75,552
4,386	Provention Bio, Inc.*	55,790
4,368	PTC Therapeutics, Inc.*	249,413
18,123	Puma Biotechnology, Inc.*	180,505
1,390	Quanterix Corp.*	105,293
8,252	R1 RCM, Inc.*	228,085
26,910	Radius Health, Inc.*	500,795
12,692	RadNet, Inc.*	234,040
749	Relmada Therapeutics, Inc.*	24,972
1,288	Replimune Group, Inc.*	44,603
7,877	Retractable Technologies, Inc.*(a)	123,669
2,322	Revance Therapeutics, Inc.*	60,976
1,294	REVOLUTION Medicines, Inc.*	59,110
1,936	Rocket Pharmaceuticals, Inc.*	107,603
12,477	Sangamo Therapeutics, Inc.*	143,361
1,205	Scholar Rock Holding Corp.*	65,191
959	Schrodinger, Inc.*	98,278
7,404	SeaSpine Holdings Corp.*	140,084
15,684	Select Medical Holdings Corp.*	496,399
5,643	Seres Therapeutics, Inc.*	107,443
3,384	Sharps Compliance Corp.*	43,044
1,416	Shockwave Medical, Inc.*	165,332
2,565	SI-BONE, Inc.*	80,515
3,135	Silk Road Medical, Inc.*	171,704
4,070	Simulations Plus, Inc.	291,900
9,973	Sorrento Therapeutics, Inc.*(a)	96,439
1,480	SpringWorks Therapeutics, Inc.*	127,354
8,360	STAAR Surgical Co.*	869,524
25,298	Stereotaxis, Inc.*	177,086
19,535	Supernus Pharmaceuticals, Inc.*	524,905
9,823	Surgery Partners, Inc.*	387,714
3,214	Surmodics, Inc.*	167,610
2,853	Syndax Pharmaceuticals, Inc.*	69,642
6,559	Tactile Systems Technology, Inc.*	333,328
10,446	Tenet Healthcare Corp.*	532,955
4,083	TG Therapeutics, Inc.*	178,713
67,143	TherapeuticsMD, Inc.*	102,057
25	Theravance Biopharma, Inc.*	414
25,710	Tivity Health, Inc.*	611,898
7,587	Translate Bio, Inc.*	177,081
10,957	Travere Therapeutics, Inc.*	337,695
6,763	Triple-S Management Corp., Class B (Puerto Rico)*	171,104

Common Stocks – (continued)
Health Care – (continued)
1,566	Turning Point Therapeutics, Inc.*	184,647
1,418	Twist Bioscience Corp.*	195,174
3,815	Ultragenyx Pharmaceutical, Inc.*	539,975
1,529	US Physical Therapy, Inc.	179,260
707	Utah Medical Products, Inc.	59,671
31,883	Vanda Pharmaceuticals, Inc.*	594,618
5,873	Varex Imaging Corp.*	134,668
16,329	Vaxart, Inc.*(a)	116,752
25,059	VBI Vaccines, Inc.*	84,449
10,242	Veracyte, Inc.*	594,651
23,501	Vericel Corp.*	1,134,628
1,599	Viela Bio, Inc.*	85,067
2,546	Vir Biotechnology, Inc.*	159,456
3,955	Vocera Communications, Inc.*	169,432
1,462	Voyager Therapeutics, Inc.*	8,290
2,260	XBiotech, Inc.*	42,940
4,581	Xencor, Inc.*	225,706
1,645	XOMA Corp.*	59,549
1,355	Y-mAbs Therapeutics, Inc.*	47,655
9,831	Zynex, Inc.*(a)	142,746

		56,686,547

Industrials – 16.2%
6,922	AAON, Inc.	533,686
7,193	ABM Industries, Inc.	310,594
16,123	ACCO Brands Corp.	130,596
6,101	Advanced Drainage Systems, Inc.	671,232
6,071	Aegion Corp.*	156,935
6,523	Aerojet Rocketdyne Holdings, Inc.*(a)	334,434
1,409	AeroVironment, Inc.*	155,103
2,313	Air Transport Services Group, Inc.*	61,387
1,813	Alamo Group, Inc.	276,718
2,476	Albany International Corp., Class A	195,728
826	Allegiant Travel Co.*	208,309
4,146	Allied Motion Technologies, Inc.	201,247
7,256	Alpha Pro Tech Ltd.*(a)	101,439
6,897	Altra Industrial Motion Corp.	399,474
2,751	Ameresco, Inc., Class A*	157,137
1,933	American Woodmark Corp.*	180,562
8,614	API Group Corp.*(b)	159,359
5,983	Apogee Enterprises, Inc.	223,764
7,817	Applied Industrial Technologies, Inc.	667,337
6,322	ArcBest Corp.	372,935
5,675	Arcosa, Inc.	321,943
7,067	ASGN, Inc.*	657,019
4,162	Astec Industries, Inc.	282,683
5,812	Astronics Corp.*	91,830
8,673	Atkore, Inc.*	586,728
2,279	Atlas Air Worldwide Holdings, Inc.*	125,641
2,417	Avis Budget Group, Inc.*	134,264
2,954	AZZ, Inc.	150,920
4,230	Barnes Group, Inc.	221,440
1,500	Barrett Business Services, Inc.	106,800
7,053	Beacon Roofing Supply, Inc.*	337,345
5,464	BGSF, Inc.	76,168
5,745	Bloom Energy Corp., Class A*	163,905

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
7,390	Blue Bird Corp.*	$179,651
10,740	Boise Cascade Co.	536,356
8,189	Brady Corp., Class A	429,185
5,352	BrightView Holdings, Inc.*	85,150
2,948	Brink’s Co. (The)	226,495
48,337	Builders FirstSource, Inc.*	2,091,300
7,275	Caesarstone Ltd.	91,738
2,738	CAI International, Inc.	120,472
4,942	Casella Waste Systems, Inc., Class A*	286,241
9,575	CBIZ, Inc.*	288,686
3,308	Chart Industries, Inc.*	473,342
3,969	Cimpress PLC (Ireland)*	393,249
4,809	Columbus McKinnon Corp.	242,085
7,857	Comfort Systems USA, Inc.	486,663
30,507	CoreCivic, Inc. REIT	219,040
25,938	Cornerstone Building Brands, Inc.*	295,434
11,017	Costamare, Inc. (Monaco)	106,314
6,598	Covanta Holding Corp.	92,702
2,661	CRA International, Inc.	146,807
3,974	CSW Industrials, Inc.	499,015
1,189	Cubic Corp.	82,576
9,591	Deluxe Corp.	379,132
1,941	Douglas Dynamics, Inc.	93,517
2,737	Ducommun, Inc.*	148,893
9,004	DXP Enterprises, Inc.*	270,480
1,994	Dycom Industries, Inc.*	152,701
3,199	Eastern Co. (The)	81,574
15,449	Echo Global Logistics, Inc.*	430,409
7,247	EMCOR Group, Inc.	705,640
2,788	Encore Wire Corp.	182,698
5,889	Energy Recovery, Inc.*	103,646
4,687	Enerpac Tool Group Corp.	115,769
4,455	EnerSys	402,197
4,262	Ennis, Inc.	84,473
2,570	EnPro Industries, Inc.	206,474
2,358	ESCO Technologies, Inc.	249,170
353	EVI Industries, Inc.*	12,920
8,364	Evoqua Water Technologies Corp.*	205,336
3,351	Exponent, Inc.	323,271
5,061	Federal Signal Corp.	184,271
3,540	Forrester Research, Inc.*	159,937
6,431	Forward Air Corp.	551,587
7,045	Franklin Covey Co.*	181,127
6,837	Franklin Electric Co., Inc.	513,185
17,260	FuelCell Energy, Inc.*	292,384
1,391	GATX Corp.	132,743
715	Gencor Industries, Inc.*	10,153
1,418	General Finance Corp.*	14,308
3,948	Gibraltar Industries, Inc.*	344,858
14,702	GMS, Inc.*	538,093
2,272	Gorman-Rupp Co. (The)	72,681
12,718	Great Lakes Dredge & Dock Corp.*	193,186
1,621	Greenbrier Cos., Inc. (The)	76,268
6,694	H&E Equipment Services, Inc.	207,045
11,469	HC2 Holdings, Inc.*	40,141
6,946	Healthcare Services Group, Inc.	197,614

Common Stocks – (continued)
Industrials – (continued)
2,336	Heidrick & Struggles International, Inc.	83,839
1,147	Herc Holdings, Inc.*	100,661
3,956	Heritage-Crystal Clean, Inc.*	103,726
11,401	Herman Miller, Inc.	437,285
8,221	Hillenbrand, Inc.	381,948
9,938	HNI Corp.	353,693
7,002	Hub Group, Inc., Class A*	403,175
2,790	Hurco Cos., Inc.	87,690
3,443	Huron Consulting Group, Inc.*	175,249
1,499	Hyster-Yale Materials Handling, Inc.	128,239
3,746	ICF International, Inc.	312,604
4,821	IES Holdings, Inc.*	220,995
5,208	Insperity, Inc.	461,950
13,484	Interface, Inc.	167,471
5,543	JELD-WEN Holding, Inc.*	164,350
3,512	John Bean Technologies Corp.	518,266
2,544	Kadant, Inc.	442,656
1,378	Kaman Corp.	67,053
4,948	KAR Auction Services, Inc.	68,827
9,681	Kelly Services, Inc., Class A*	201,558
6,016	Kennametal, Inc.	224,758
11,713	Kforce, Inc.	601,463
18,593	Kimball International, Inc., Class B	240,593
8,681	Knoll, Inc.	141,587
6,070	Korn Ferry	373,608
5,956	Kratos Defense & Security Solutions, Inc.*	163,790
5,202	L B Foster Co., Class A*	88,174
2,628	Lawson Products, Inc.*	139,284
761	Lindsay Corp.	121,950
15,197	LSI Industries, Inc.	137,077
1,586	Luxfer Holdings PLC (United Kingdom)	30,388
5,615	Lydall, Inc.*	195,570
4,482	Marten Transport Ltd.	72,519
2,823	Masonite International Corp.*	309,740
5,980	MasTec, Inc.*	518,765
1,818	Mastech Digital, Inc.*	29,088
9,846	Matrix Service Co.*	133,610
1,795	Matson, Inc.	124,340
3,187	Matthews International Corp., Class A	113,776
5,350	Maxar Technologies, Inc.	255,997
1,486	McGrath RentCorp	115,403
9,352	Meritor, Inc.*	284,020
2,865	Mesa Air Group, Inc.*	34,953
1,163	Miller Industries, Inc.	45,904
8,359	Mistras Group, Inc.*	66,538
2,638	Moog, Inc., Class A	204,867
16,313	MRC Global, Inc.*	142,576
6,378	Mueller Industries, Inc.	259,202
9,860	Mueller Water Products, Inc., Class A	127,095
2,885	MYR Group, Inc.*	170,071
442	National Presto Industries, Inc.	45,230
3,923	Navistar International Corp.*	172,847
3,194	Northwest Pipe Co.*	108,692
38,223	NOW, Inc.*	406,310
4,033	NV5 Global, Inc.*	416,448

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,720	Omega Flex, Inc.	$296,700
16,035	Orion Energy Systems, Inc.*	134,694
813	PAM Transportation Services, Inc.*	47,146
1,892	Park Aerospace Corp.	26,280
2,384	Park-Ohio Holdings Corp.	77,075
5,299	Parsons Corp.*	189,386
12,147	PGT Innovations, Inc.*	286,548
5,628	PICO Holdings, Inc.*	51,440
23,613	Plug Power, Inc.*	1,142,397
3,137	Powell Industries, Inc.	97,655
1,791	Preformed Line Products Co.	131,388
3,924	Primoris Services Corp.	131,336
3,617	Proto Labs, Inc.*	526,925
19,720	Quad/Graphics, Inc.*	86,374
7,462	Quanex Building Products Corp.	181,550
23,199	Radiant Logistics, Inc.*	157,057
6,600	Raven Industries, Inc.	258,720
1,694	RBC Bearings, Inc.*	337,208
3,981	Red Violet, Inc.*	92,359
5,240	Resideo Technologies, Inc.*	125,865
14,748	Resources Connection, Inc.	188,184
6,745	REV Group, Inc.	83,773
9,391	Rexnord Corp.	422,125
7,372	Rush Enterprises, Inc., Class A	312,794
3,942	Rush Enterprises, Inc., Class B	149,599
2,131	Saia, Inc.*	427,329
2,282	SEACOR Holdings, Inc.*	97,008
7,881	Shyft Group, Inc. (The)	259,206
6,542	Simpson Manufacturing Co., Inc.	637,583
6,722	SiteOne Landscape Supply, Inc.*	1,065,504
4,072	SkyWest, Inc.	229,539
4,337	SP Plus Corp.*	143,772
4,715	SPX Corp.*	262,107
5,658	SPX FLOW, Inc.*	348,306
1,386	Standex International Corp.	135,911
19,169	Steelcase, Inc., Class A	267,216
4,688	Sterling Construction Co., Inc.*	106,793
7,569	Sunrun, Inc.*	473,668
7,175	Systemax, Inc.	259,017
17,468	Team, Inc.*	193,720
4,530	Tennant Co.	345,186
4,059	Terex Corp.	167,150
5,050	Tetra Tech, Inc.	698,768
5,491	Textainer Group Holdings Ltd. (China)*	142,986
6,075	Titan Machinery, Inc.*	148,838
1,929	TPI Composites, Inc.*	91,936
4,130	Transcat, Inc.*	185,148
5,615	TriMas Corp.*	188,608
3,654	TriNet Group, Inc.*	293,307
5,847	Triton International Ltd. (Bermuda)	337,840
14,719	TrueBlue, Inc.*	306,597
9,907	Tutor Perini Corp.*	145,633
8,798	UFP Industries, Inc.	536,678
1,644	UniFirst Corp.	398,325
6,113	Upwork, Inc.*	329,368
3,970	Vectrus, Inc.*	216,762

Common Stocks – (continued)
Industrials – (continued)
7,179	Veritiv Corp.*	170,717
4,638	Vicor Corp.*	456,797
9,272	Wabash National Corp.	153,730
4,456	Watts Water Technologies, Inc., Class A	508,385
5,369	Werner Enterprises, Inc.	230,437
3,918	WESCO International, Inc.*	314,537
4,785	Willdan Group, Inc.*	209,870
192	Willis Lease Finance Corp.*	6,202
9,335	WillScot Mobile Mini Holdings Corp.*	258,860

		52,766,434

Information Technology – 15.5%
12,390	3D Systems Corp.*	444,058
14,379	8x8, Inc.*	491,906
30,618	A10 Networks, Inc.*	285,972
3,199	Acacia Communications, Inc.*	367,853
9,412	ACI Worldwide, Inc.*	360,103
10,350	ADTRAN, Inc.	174,294
4,023	Advanced Energy Industries, Inc.	420,202
6,269	Agilysys, Inc.*	373,570
5,782	Alarm.com Holdings, Inc.*	508,122
5,722	Altair Engineering, Inc., Class A*	352,418
3,104	Ambarella, Inc.*	349,169
6,975	American Software, Inc., Class A	140,895
22,768	Amkor Technology, Inc.	543,928
3,000	Appfolio, Inc., Class A*	492,060
4,998	Appian Corp.*(a)	859,156
8,397	Arlo Technologies, Inc.*	58,443
6,429	Atomera, Inc.*(a)	179,883
16,240	Avaya Holdings Corp.*	481,841
17,165	Avid Technology, Inc.*	332,829
6,730	Axcelis Technologies, Inc.*	248,135
6,503	AXT, Inc.*	84,084
4,630	Badger Meter, Inc.	502,772
428	Bel Fuse, Inc., Class B	7,597
3,497	Belden, Inc.	154,602
6,416	Benchmark Electronics, Inc.	182,214
7,044	Benefitfocus, Inc.*	107,069
3,738	Blackbaud, Inc.*	257,249
2,770	Blackline, Inc.*	343,535
1,069	BM Technologies Inc.*(c)	9,887
3,440	Bottomline Technologies DE, Inc.*	154,387
18,399	Box, Inc., Class A*	337,622
17,901	Brightcove, Inc.*	389,884
4,813	Brooks Automation, Inc.	400,249
17,253	Calix, Inc.*	681,666
5,252	Cardtronics PLC, Class A*	202,465
1,709	Cass Information Systems, Inc.	73,624
2,947	Cerence, Inc.*	327,765
3,294	CEVA, Inc.*	201,692
15,360	ChannelAdvisor Corp.*	347,136
6,627	Clearfield, Inc.*	214,781
15,545	Cloudera, Inc.*	250,896
2,182	CMC Materials, Inc.	372,031
7,579	Cognyte Software Ltd. (Israel)*	218,806
6,615	Cohu, Inc.*	287,422

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,050	CommVault Systems, Inc.*	$449,296
3,103	Comtech Telecommunications Corp.	83,409
33,630	Conduent, Inc.*	180,929
5,768	Cornerstone OnDemand, Inc.*	291,399
6,271	CSG Systems International, Inc.	289,407
3,832	CTS Corp.	123,275
4,189	CyberOptics Corp.*	112,056
19,870	Daktronics, Inc.	107,497
10,481	Diebold Nixdorf, Inc.*	152,184
8,565	Digi International, Inc.*	200,078
13,177	Digital Turbine, Inc.*	1,088,025
7,766	Diodes, Inc.*	609,786
5,132	Domo, Inc., Class B*	327,062
4,833	DSP Group, Inc.*	75,250
5,997	Ebix, Inc.	146,207
11,032	eGain Corp.*	128,192
3,522	Envestnet, Inc.*	225,478
2,456	ePlus, Inc.*	232,239
7,755	EVERTEC, Inc. (Puerto Rico)	301,669
3,888	ExlService Holdings, Inc.*	329,003
43,052	Extreme Networks, Inc.*	394,787
4,247	Fabrinet (Thailand)*	375,138
3,218	FARO Technologies, Inc.*	300,754
11,217	FormFactor, Inc.*	508,915
12,600	Genasys, Inc.*	86,562
8,347	GTT Communications, Inc.*	15,692
12,665	Hackett Group, Inc. (The)	197,827
14,578	Harmonic, Inc.*	112,907
2,429	I3 Verticals, Inc., Class A*	80,643
5,686	Ichor Holdings Ltd.*	243,133
6,003	II-VI, Inc.*	506,053
7,385	Immersion Corp.*	73,185
6,701	Impinj, Inc.*	428,663
10,803	Infinera Corp.*	106,139
14,734	Information Services Group, Inc.*	53,632
10,738	Inseego Corp.*(a)	156,667
4,835	Insight Enterprises, Inc.*	404,158
9,792	Intellicheck, Inc.*	119,169
2,787	Intelligent Systems Corp.*(a)	110,588
1,709	InterDigital, Inc.	108,299
14,860	Iteris, Inc.*	81,879
3,588	Itron, Inc.*	420,657
5,457	J2 Global, Inc.*	607,801
17,082	KBR, Inc.	529,542
7,502	Kimball Electronics, Inc.*	176,147
8,352	Knowles Corp.*	173,638
9,740	KVH Industries, Inc.*	133,048
20,915	Lattice Semiconductor Corp.*	1,006,430
29,166	Limelight Networks, Inc.*	95,373
9,734	LivePerson, Inc.*	638,745
3,169	LiveRamp Holdings, Inc.*	200,154
17,354	Luna Innovations, Inc.*	203,736
3,225	MACOM Technology Solutions Holdings, Inc.*	207,529
4,610	ManTech International Corp., Class A	360,318
8,781	MAXIMUS, Inc.	713,720

Common Stocks – (continued)
Information Technology – (continued)
6,220	MaxLinear, Inc.*	247,369
4,899	Methode Electronics, Inc.	190,718
1,668	MicroStrategy, Inc., Class A*	1,251,684
4,078	Mimecast Ltd.*	174,865
16,990	Mitek Systems, Inc.*	259,607
6,494	Model N, Inc.*	275,021
1,989	MTS Systems Corp.	116,078
6,910	Napco Security Technologies, Inc.*	215,108
27,793	NeoPhotonics Corp.*	267,091
3,592	NETGEAR, Inc.*	143,680
10,398	NetScout Systems, Inc.*	293,432
11,977	NIC, Inc.	415,722
2,997	nLight, Inc.*	114,246
3,803	Novanta, Inc.*	503,251
759	NVE Corp.	53,487
8,526	OneSpan, Inc.*	199,167
7,335	Onto Innovation, Inc.*	458,144
2,237	OSI Systems, Inc.*	211,665
2,433	PAR Technology Corp.*	211,379
6,539	PC Connection, Inc.	300,859
10,451	PCTEL, Inc.*	79,010
2,817	PDF Solutions, Inc.*	51,720
7,717	Perficient, Inc.*	429,760
16,322	Perspecta, Inc.	476,602
7,885	PFSweb, Inc.*	55,353
11,995	Photronics, Inc.*	142,860
23,156	Pixelworks, Inc.*	83,130
4,787	Plantronics, Inc.*	193,826
3,621	Plexus Corp.*	304,092
6,313	Power Integrations, Inc.	557,880
7,265	Progress Software Corp.	309,053
3,220	PROS Holdings, Inc.*	152,628
3,668	Q2 Holdings, Inc.*	447,056
3,268	QAD, Inc., Class A	209,806
3,990	Qualys, Inc.*	387,668
17,361	Quantum Corp.*	144,791
20,889	Rambus, Inc.*	438,251
4,730	Rapid7, Inc.*	360,615
3,727	Repay Holdings Corp.*	81,249
25,726	Ribbon Communications, Inc.*	222,273
992	Rogers Corp.*	180,028
4,570	Sailpoint Technologies Holdings, Inc.*	257,657
8,481	Sanmina Corp.*	302,093
2,313	Sapiens International Corp. NV (Israel)	72,582
5,145	ScanSource, Inc.*	146,324
5,119	SecureWorks Corp., Class A*	73,867
6,739	Semtech Corp.*	494,036
38,465	ServiceSource International, Inc.*	61,736
3,056	ShotSpotter, Inc.*	128,291
3,928	Silicon Laboratories, Inc.*	611,747
2,063	SiTime Corp.*	200,998
8,255	SMART Global Holdings, Inc.*	385,426
18,912	Smith Micro Software, Inc.*	124,819
4,671	SPS Commerce, Inc.*	470,510
2,557	SunPower Corp.*	88,907
4,818	Super Micro Computer, Inc.*	157,211

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
10,682	SVMK, Inc.*	$198,899
11,490	Sykes Enterprises, Inc.*	469,481
7,406	Synaptics, Inc.*	992,626
5,540	Tenable Holdings, Inc.*	226,641
4,565	TTEC Holdings, Inc.	384,099
15,251	TTM Technologies, Inc.*	215,344
1,099	Tucows, Inc., Class A*	86,843
9,362	Ultra Clean Holdings, Inc.*	434,210
2,705	Unisys Corp.*	66,408
1,712	Upland Software, Inc.*	84,624
5,235	Varonis Systems, Inc.*	960,832
7,579	Verint Systems, Inc.*	373,569
6,378	Veritone, Inc.*	229,927
8,681	Verra Mobility Corp.*	123,704
22,489	Viavi Solutions, Inc.*	363,984
13,099	VirnetX Holding Corp.(a)	91,169
14,657	Vishay Intertechnology, Inc.	349,863
4,621	Vishay Precision Group, Inc.*	149,351
4,500	Workiva, Inc.*	455,175
18,005	Xperi Holding Corp.	379,905
12,976	Yext, Inc.*	219,554
9,261	Zix Corp.*	68,346
4,899	Zuora, Inc., Class A*	73,142

		50,742,465

Materials – 3.6%
11,287	AgroFresh Solutions, Inc.*	26,976
8,838	Alcoa Corp.*	216,973
10,375	Allegheny Technologies, Inc.*	203,972
8,617	American Vanguard Corp.	168,204
37,428	Amyris, Inc.*	516,506
5,138	Arconic Corp.*	112,625
9,928	Avient Corp.	429,088
2,541	Balchem Corp.	303,294
5,299	Caledonia Mining Corp. PLC (South Africa)	75,034
3,982	Carpenter Technology Corp.	161,908
3,000	Chase Corp.	323,040
1,950	Clearwater Paper Corp.*	68,269
14,439	Cleveland-Cliffs, Inc.	192,616
9,032	Coeur Mining, Inc.*	81,378
16,004	Commercial Metals Co.	402,501
1,736	Compass Minerals International, Inc.	109,524
3,773	Domtar Corp.	139,790
5,651	Ferro Corp.*	89,681
5,258	Forterra, Inc.*	122,354
6,740	FutureFuel Corp.	98,943
10,712	GCP Applied Technologies, Inc.*	265,550
6,502	Glatfelter Corp.	104,357
2,236	Greif, Inc., Class A	107,999
301	Haynes International, Inc.	8,407
5,098	HB Fuller Co.	285,845
22,540	Hecla Mining Co.	147,186
4,233	Ingevity Corp.*	294,109
4,135	Innospec, Inc.	415,361
1,596	Kaiser Aluminum Corp.	182,104

Common Stocks – (continued)
Materials – (continued)
2,924	Koppers Holdings, Inc.*	97,691
5,936	Kraton Corp.*	220,760
4,594	Kronos Worldwide, Inc.	66,383
6,736	Livent Corp.*	125,424
12,820	Louisiana-Pacific Corp.	610,360
14,370	Marrone Bio Innovations, Inc.*	36,715
4,456	Materion Corp.	305,147
3,633	Minerals Technologies, Inc.	258,779
15,831	Myers Industries, Inc.	350,498
1,476	Neenah, Inc.	81,652
12,206	Novagold Resources, Inc. (Canada)*	101,920
7,544	O-I Glass, Inc.*	88,114
5,422	Olympic Steel, Inc.	96,728
14,106	Orion Engineered Carbons SA (Germany)	249,676
679	Quaker Chemical Corp.	191,736
9,497	Ryerson Holding Corp.*	120,897
8,414	Schnitzer Steel Industries, Inc., Class A	290,620
3,783	Schweitzer-Mauduit International, Inc.	176,666
4,363	Sensient Technologies Corp.	339,660
3,123	Stepan Co.	376,915
8,880	Summit Materials, Inc., Class A*	246,065
18,881	SunCoke Energy, Inc.	120,650
3,499	Tredegar Corp.	53,325
3,218	Trinseo SA	208,237
11,802	Tronox Holdings PLC, Class A	216,449
4,041	UFP Technologies, Inc.*	200,110
1,188	United States Lime & Minerals, Inc.	166,486
4,667	United States Steel Corp.	77,519
4,180	US Concrete, Inc.*	215,103
5,101	Verso Corp., Class A	63,763
8,042	Warrior Met Coal, Inc.	154,165
4,047	Worthington Industries, Inc.	258,563

		11,820,370

Real Estate – 6.0%
4,378	Acadia Realty Trust REIT	82,788
4,611	Agree Realty Corp. REIT	297,686
14,413	Alexander & Baldwin, Inc. REIT	251,795
318	Alexander’s, Inc. REIT	86,213
1,859	Alpine, Inc.ome Property Trust, Inc. REIT	34,057
4,840	American Assets Trust, Inc. REIT	150,427
5,264	BRT Apartments Corp. REIT	83,382
9,867	CareTrust REIT, Inc. REIT	218,850
1,527	Centerspace REIT	104,798
12,167	Chatham Lodging Trust REIT*	169,486
11,880	Colony Capital, Inc. REIT	70,330
4,779	Columbia Property Trust, Inc. REIT	67,479
3,555	Community Healthcare Trust, Inc. REIT	155,816
7,706	CorEnergy Infrastructure Trust, Inc. REIT	57,564
22,439	CorePoint Lodging, Inc. REIT	204,419
2,205	CTO Realty Growth, Inc. REIT	114,109
6,842	Cushman & Wakefield PLC*	105,914
16,646	DiamondRock Hospitality Co. REIT*	168,457
35,782	Diversified Healthcare Trust REIT	161,019

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,926	Easterly Government Properties, Inc. REIT	$152,233
3,484	EastGroup Properties, Inc. REIT	474,207
6,820	Essential Properties Realty Trust, Inc. REIT	158,224
28,898	eXp World Holdings, Inc.*	1,745,150
6,581	Forestar Group, Inc.*	140,109
9,069	Four Corners Property Trust, Inc. REIT	245,679
18,968	Franklin Street Properties Corp. REIT	94,081
2,224	FRP Holdings, Inc.*	100,391
22,870	GEO Group, Inc. (The) REIT	164,664
5,040	Getty Realty Corp. REIT	141,019
6,748	Gladstone Commercial Corp. REIT	126,053
1,596	Gladstone Land Corp. REIT	28,552
5,670	Global Medical REIT, Inc. REIT	76,375
7,141	Global Net Lease, Inc. REIT	132,680
12,700	Healthcare Realty Trust, Inc. REIT	366,522
20,192	Hersha Hospitality Trust REIT*	224,535
13,134	Independence Realty Trust, Inc. REIT	184,401
7,801	Industrial Logistics Properties Trust REIT	165,927
1,636	Innovative Industrial Properties, Inc. REIT	319,020
11,526	iStar, Inc. REIT	204,241
10,577	Kennedy-Wilson Holdings, Inc.	198,425
12,358	Kite Realty Group Trust REIT	236,903
22,597	Lexington Realty Trust REIT	242,240
4,247	LTC Properties, Inc. REIT	173,745
14,210	Mack-Cali Realty Corp. REIT	198,514
13,810	Marcus & Millichap, Inc.*	522,985
1,051	Maui Land & Pineapple Co., Inc.*	12,423
10,188	Monmouth Real Estate Investment Corp. REIT	176,456
4,039	National Health Investors, Inc. REIT	275,743
10,597	National Storage Affiliates Trust REIT	408,514
22,609	New Senior Investment Group, Inc. REIT	138,141
22,871	Newmark Group, Inc., Class A	229,167
4,172	NexPoint Residential Trust, Inc. REIT	171,219
5,585	Office Properties Income Trust REIT	141,245
2,149	One Liberty Properties, Inc. REIT	46,010
9,324	Pebblebrook Hotel Trust REIT	211,282
18,559	Physicians Realty Trust REIT	315,503
16,231	Piedmont Office Realty Trust, Inc., Class A REIT	276,901
9,179	PotlatchDeltic Corp. REIT	465,834
11,717	Preferred Apartment Communities, Inc., Class A REIT	96,431
2,355	PS Business Parks, Inc. REIT	341,145
5,269	QTS Realty Trust, Inc., Class A REIT	327,310
8,779	RE/MAX Holdings, Inc., Class A	366,260
40,261	Realogy Holdings Corp.*	607,136
16,947	Redfin Corp.*	1,283,566
11,921	Retail Opportunity Investments Corp. REIT	188,471
9,912	Retail Properties of America, Inc., Class A REIT	104,373
6,834	Retail Value, Inc. REIT	114,128

Common Stocks – (continued)
Real Estate – (continued)
14,509	RLJ Lodging Trust REIT	227,791
6,577	RMR Group, Inc. (The), Class A	264,330
14,240	RPT Realty REIT	156,213
2,561	Ryman Hospitality Properties, Inc. REIT	197,940
20,951	Sabra Health Care REIT, Inc. REIT	360,776
1,031	Safehold, Inc. REIT	78,614
564	Saul Centers, Inc. REIT	19,977
16,948	Service Properties Trust REIT	217,612
8,640	SITE Centers Corp. REIT	115,258
3,490	St Joe Co. (The)	175,652
12,998	STAG Industrial, Inc. REIT	410,087
15,935	Summit Hotel Properties, Inc. REIT*	164,927
13,652	Sunstone Hotel Investors, Inc. REIT	180,343
12,948	Tanger Factory Outlet Centers, Inc. REIT	203,802
6,015	Terreno Realty Corp. REIT	337,081
6,494	UMH Properties, Inc. REIT	110,853
25,817	Uniti Group, Inc. REIT	307,480
1,784	Universal Health Realty Income Trust REIT	110,519
7,277	Urban Edge Properties REIT	120,070
6,171	Washington Real Estate Investment Trust REIT	138,971
8,564	Xenia Hotels & Resorts, Inc. REIT	171,023

		19,768,041

Utilities – 3.0%
6,744	ALLETE, Inc.	419,005
6,476	American States Water Co.	473,072
1,589	Artesian Resources Corp., Class A	58,793
51,591	Atlantic Power Corp.*	148,066
8,014	Avista Corp.	322,243
7,241	Black Hills Corp.	428,378
5,401	Brookfield Infrastructure Corp., Class A (Canada)	357,654
8,663	Brookfield Renewable Corp., Class A(a)	400,057
5,269	California Water Service Group	289,531
2,693	Chesapeake Utilities Corp.	284,731
17,266	Clearway Energy, Inc., Class A	451,506
20,095	Clearway Energy, Inc., Class C	551,809
8,603	Consolidated Water Co. Ltd. (Cayman Islands)	111,409
7,811	Genie Energy Ltd., Class B	58,973
4,360	MGE Energy, Inc.	277,732
1,822	Middlesex Water Co.	125,117
9,791	New Jersey Resources Corp.	384,688
3,205	Northwest Natural Holding Co.	153,808
6,386	NorthWestern Corp.	373,453
6,192	ONE Gas, Inc.	414,678
6,003	Ormat Technologies, Inc.	514,277
5,730	Otter Tail Corp.	232,180
10,359	PNM Resources, Inc.	497,336
11,486	Portland General Electric Co.	484,250
11,520	Pure Cycle Corp.*	135,475
3,245	RGC Resources, Inc.	73,694
3,126	SJW Group	195,938
8,503	South Jersey Industries, Inc.	213,510

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
6,220	Southwest Gas Holdings, Inc.	$387,817
7,111	Spark Energy, Inc., Class A	70,897
5,454	Spire, Inc.	362,255
3,922	Sunnova Energy International, Inc.*	175,862
3,036	Unitil Corp.	127,026
2,897	York Water Co. (The)	120,544

		9,675,764

TOTAL COMMON STOCKS
(Cost $242,848,051)		$323,685,127

Units	Description	Value

Right – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(d)
(Cost $13)		$0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $242,749,840)		$323,685,127

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.9%(e)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,365,173	0.036%	$6,365,173
(Cost $6,365,173)

TOTAL INVESTMENTS – 101.0%
(Cost $249,115,013)		$330,050,300

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(3,359,826)

NET ASSETS – 100.0%		$326,690,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $9,887, which represents approximately 0.0% of net assets as of February 28, 2021. See additional details below:

Security	Date(s) of Purchase	Cost
BM Technologies Inc.	12/17/20	$13,363

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	—Contingent Value Right
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	21	03/19/21	$2,332,174	$(23,014)

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Assets:

Investments at value (cost $1,343,394,784, $16,182,752, $1,846,574,236 and $18,142,843, respectively)(a)	$1,958,323,348	$18,175,592	$2,218,572,529	$22,128,794

Investments in securities lending reinvestment vehicle, at value which equals cost	14,474,035	67,768	32,805,090	258,183

Cash	32,795,845	25,992	631,308	—

Foreign currency, at value (cost $101,660, $9,299, $1,008,552 and $14,224, respectively)	101,800	9,307	1,007,389	13,966

Receivables:

Investments sold	104,786,551	866,586	91,456,176	644,058

Dividends	5,132,398	14,263	2,877,556	33,128

Reimbursement from investment adviser	50,124	—	—	—

Securities lending income	36,964	25	8,492	66

Foreign tax reclaims	29,921	80,857	1,926,725	2,432

Due from broker	—	7,570	—	—

Other assets	12,213	—	—	—

Total assets	2,115,743,199	19,247,960	2,349,285,265	23,080,627

Liabilities:

Variation margin on futures contracts	104,285	1,445	—	—

Payables:

Investments purchased	133,836,439	904,608	89,505,118	462,471

Upon return of securities loaned	14,474,035	67,768	32,805,090	258,183

Foreign capital gains tax	4,885,710	—	—	—

Management fees	626,530	3,556	435,856	4,439

Due to custodian	—	—	—	91,588

Accrued expenses	1,207,891	—	—	—

Total liabilities	155,134,890	977,377	122,746,064	816,681

Net Assets:

Paid-in capital	1,473,167,938	19,545,722	1,976,258,434	19,268,694

Total distributable earnings (loss)	487,440,371	(1,275,139)	250,280,767	2,995,252

NET ASSETS	$1,960,608,309	$18,270,583	$2,226,539,201	$22,263,946
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	50,000,000	550,000	69,300,000	600,000

Net asset value per share:	$39.21	$33.22	$32.13	$37.11

(a)	Includes loaned securities having a market value of $13,482,311, $62,367, $28,797,312 and $244,994 for the ActiveBeta Emerging Markets Equity ETF, ActiveBeta Europe Equity ETF, ActiveBeta International Equity ETF and ActiveBeta Japan Equity ETF funds, respectively.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities (continued)

February 28, 2021 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Assets:

Investments at value (cost $8,608,292,822 and $242,749,840, respectively)(a)	$11,727,083,793	$323,685,127

Investments in securities lending reinvestment vehicle, at value which equals cost	—	6,365,173

Cash	6,062,265	2,723,239

Receivables:

Fund shares sold	76,631,340	—

Dividends	13,245,578	168,518

Securities lending income	1,442	10,794

Due from broker	—	150,150

Total assets	11,823,024,418	333,103,001

Liabilities:

Variation margin on futures contracts	—	840

Payables:

Fund shares redeemed	76,367,497	—

Management fees	836,023	46,514

Investments purchased	308,881	—

Upon return of securities loaned	—	6,365,173

Total liabilities	77,512,401	6,412,527

Net Assets:

Paid-in capital	8,961,236,018	254,814,975

Total distributable earnings	2,784,275,999	71,875,499

NET ASSETS	$11,745,512,017	$326,690,474
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	153,802,500	5,350,000

Net asset value per share:	$76.37	$61.06

(a)	Includes loaned securities having a market value of $– and $6,218,746 for the ActiveBeta U.S. Large Cap Equity ETF, and ActiveBeta U.S. Small Cap Equity ETF funds, respectively.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $2,004,348, $10,799, $1,444,622 and $27,676, respectively)	$12,292,040	$101,617	$14,903,240	$181,065

Non cash dividend income	—	16,725	1,122,264	—

Securities lending income — unaffiliated issuer	92,520	1,002	149,287	1,142

Total investment income	12,384,560	119,344	16,174,791	182,207

Expenses:

Management fees	3,586,988	19,423	2,479,735	24,382

Custody, accounting and administrative services	757,185	—	—	—

Printing and mailing costs	91,972	—	—	—

Professional fees	54,509	—	—	—

Trustee fees	11,115	2,057	14,054	2,082

Other	24,063	—	—	—

Total expenses	4,525,832	21,480	2,493,789	26,464

Less — expense reductions	(490,025)	—	—	—

Net expenses	4,035,807	21,480	2,493,789	26,464

NET INVESTMENT INCOME	8,348,753	97,864	13,681,002	155,743

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	26,260,163	46,285	(4,348,187)	(69,308)

In-kind redemptions	30,783,704	—	—	—

Futures	(83,681)	—	932,928	27,841

Foreign currency transactions	(272,569)	(451)	(46,741)	2,163

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the foreign capital gains tax liability of $5,807,724, $–, $– and $–, respectively)	244,612,411	1,813,179	230,672,845	2,786,661

Futures	—	(537)	—	(4,057)

Foreign currency translations	(144,929)	840	(136,604)	(3,582)

Net realized and unrealized gain	301,155,099	1,859,316	227,074,241	2,739,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,503,852	$1,957,180	$240,755,243	$2,895,461

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations (continued)

For the Six Months Ended February 28, 2021 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $– and $12,562, respectively)	$74,399,397	$1,196,204

Securities lending income — unaffiliated issuer	31,287	101,256

Total investment income	74,430,684	1,297,460

Expenses:

Management fees	4,829,724	211,243

Trustee fees	67,744	3,142

Total expenses	4,897,468	214,385

NET INVESTMENT INCOME	69,533,216	1,083,075

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(84,213,673)	(330,015)

In-kind redemptions	176,210,014	—

Futures	720,998	451,951

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	757,148,992	72,561,883

Futures	—	(151,260)

Net realized and unrealized gain	849,866,331	72,532,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$919,399,547	$73,615,634

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$8,348,753	$43,988,398	$97,864	$348,546

Net realized gain (loss)	56,687,617	(40,335,493)	45,834	(1,962,467)

Net change in unrealized gain	244,467,482	146,795,035	1,813,482	2,044,102

Net increase in net assets resulting from operations	309,503,852	150,447,940	1,957,180	430,181

Distributions to shareholders:

From distributable earnings	(24,075,090)	(44,088,214)	(102,388)	(340,708)

From share transactions:

Proceeds from sales of shares	146,232,369	148,065,074	—	—

Cost of shares redeemed	(181,529,392)	(243,149,316)	—	(2,258,165)

Net decrease in net assets resulting from share transactions	(35,297,023)	(95,084,242)	—	(2,258,165)

TOTAL INCREASE (DECREASE)	250,131,739	11,275,484	1,854,792	(2,168,692)

Net assets:

Beginning of period	$1,710,476,570	$1,699,201,086	$16,415,791	$18,584,483

End of period	$1,960,608,309	$1,710,476,570	$18,270,583	$16,415,791

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$13,681,002	$33,497,128	$155,743	$409,965

Net realized gain (loss)	(3,462,000)	(71,514,669)	(39,304)	388,178

Net change in unrealized gain	230,536,241	96,323,217	2,779,022	1,212,417

Net increase in net assets resulting from operations	240,755,243	58,305,676	2,895,461	2,010,560

Distributions to shareholders:

From distributable earnings	(14,804,235)	(34,855,286)	(192,486)	(482,484)

From share transactions:

Proceeds from sales of shares	257,025,925	319,433,538	—	—

Cost of shares redeemed	—	(144,922,933)	—	(6,435,562)

Net increase (decrease) in net assets resulting from share transactions	257,025,925	174,510,605	—	(6,435,562)

TOTAL INCREASE (DECREASE)	482,976,933	197,960,995	2,702,975	(4,907,486)

Net assets:

Beginning of period	$1,743,562,268	$1,545,601,273	$19,560,971	$24,468,457

End of period	$2,226,539,201	$1,743,562,268	$22,263,946	$19,560,971

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$69,533,216	$131,490,181	$1,083,075	$1,182,340

Net realized gain (loss)	92,717,339	(144,906,256)	121,936	(1,417,613)

Net change in unrealized gain	757,148,992	1,648,452,208	72,410,623	8,670,193

Net increase in net assets resulting from operations	919,399,547	1,635,036,133	73,615,634	8,434,920

Distributions to shareholders:

From distributable earnings	(69,678,041)	(130,496,243)	(1,060,525)	(1,215,722)

From share transactions:

Proceeds from sales of shares	834,735,668	2,860,908,951	101,651,534	74,558,334

Cost of shares redeemed	(366,839,880)	(543,604,251)	—	(25,692,998)

Net increase in net assets resulting from share transactions	467,895,788	2,317,304,700	101,651,534	48,865,336

TOTAL INCREASE	1,317,617,294	3,821,844,590	174,206,643	56,084,534

Net assets:

Beginning of period	$10,427,894,723	$6,606,050,133	$152,483,831	$96,399,297

End of period	$11,745,512,017	$10,427,894,723	$326,690,474	$152,483,831

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,					For the Period September 25, 2015* to August 31, 2016
			2020		2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$33.28		$31.12		$32.98	$33.73	$28.03	$25.00

Net investment income(a)	0.17		0.80	(b)	0.75	0.77	0.63	0.60

Net realized and unrealized gain (loss)	6.24		2.17		(1.79)	(0.84)	5.58	2.70

Total gain (loss) from investment operations	6.41		2.97		(1.04)	(0.07)	6.21	3.30

Distributions to shareholders from net investment income	(0.48)		(0.81)		(0.82)	(0.68)	(0.51)	(0.27)

Net asset value, end of period	$39.21		$33.28		$31.12	$32.98	$33.73	$28.03

Market price, end of period	$39.33		$33.28		$31.14	$32.87	$33.74	$28.01

Total Return at Net Asset Value(c)	19.50%		9.55%		(3.21)%	(0.28)%	22.49%	13.29%

Net assets, end of period (in 000’s)	$1,960,608		$1,710,477		$1,699,201	$1,688,540	$1,490,683	$863,388

Ratio of net expenses to average net assets	0.45	%(d)	0.45%		0.45%	0.45%	0.45%	0.45	%(d)

Ratio of total expenses to average net assets	0.50	%(d)	0.52%		0.51%	0.51%	0.53%	0.58	%(d)

Ratio of net investment income to average net assets	0.93	%(d)	2.55	%(b)	2.37%	2.19%	2.13%	2.52	%(d)

Portfolio turnover rate(e)	21%		38%		28%	28%	27%	44%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.09% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period March 2, 2016* to August 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$29.85		$28.59	$30.82	$30.39	$26.12	$25.03

Net investment income(a)	0.18	(b)	0.58	0.89	0.95	0.75	0.60

Net realized and unrealized gain (loss)	3.38		1.27	(1.84)	0.37	4.26	0.97

Total gain (loss) from investment operations	3.56		1.85	(0.95)	1.32	5.01	1.57

Distributions to shareholders from net investment income	(0.19)		(0.59)	(1.28)	(0.89)	(0.74)	(0.48)

Net asset value, end of period	$33.22		$29.85	$28.59	$30.82	$30.39	$26.12

Market price, end of period	$33.14		$29.81	$28.62	$30.73	$30.54	$26.20

Total Return at Net Asset Value(c)	11.99%		6.69%	(3.15)%	4.40%	19.46%	6.23%

Net assets, end of period (in 000’s)	$18,271		$16,416	$18,584	$73,963	$44,062	$33,959

Ratio of net expenses to average net assets	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)

Ratio of total expenses to average net assets	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.71	%(d)

Ratio of net investment income to average net assets	1.04	%(b)(d)	2.01%	3.07%	3.02%	2.71%	4.61	%(d)

Portfolio turnover rate(e)	10%		18%	17%	23%	17%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period November 6, 2015* to August 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$28.72		$27.70	$29.42	$28.38	$24.67	$24.78

Net investment income(a)	0.21		0.57	0.86	0.76	0.69	0.59

Net realized and unrealized gain (loss)	3.43		1.05	(1.78)	1.02	3.61	(0.37)

Total gain (loss) from investment operations	3.64		1.62	(0.92)	1.78	4.30	0.22

Distributions to shareholders from net investment income	(0.23)		(0.60)	(0.80)	(0.74)	(0.59)	(0.33)

Net asset value, end of period	$32.13		$28.72	$27.70	$29.42	$28.38	$24.67

Market price, end of period	$32.17		$28.63	$27.73	$29.45	$28.53	$24.78

Total Return at Net Asset Value(b)	12.74%		5.96%	(3.09)%	6.30%	17.66%	0.90%

Net assets, end of period (in 000’s)	$2,226,539		$1,743,562	$1,545,601	$1,094,462	$593,129	$283,757

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.27	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.62	%(c)

Ratio of net investment income to average net assets	1.37	%(c)	2.08%	3.10%	2.56%	2.64%	3.02	%(c)

Portfolio turnover rate(d)	7%		20%	17%	16%	23%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period March 2, 2016* to August 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$32.60		$30.59	$32.99	$30.71	$27.33	$25.69

Net investment income(a)	0.26		0.66	0.82	0.54	0.48	0.24

Net realized and unrealized gain (loss)	4.57		2.15	(2.29)	2.36	3.50	1.60

Total gain (loss) from investment operations	4.83		2.81	(1.47)	2.90	3.98	1.84

Distributions to shareholders from net investment income	(0.32)		(0.80)	(0.93)	(0.62)	(0.60)	(0.20)

Net asset value, end of period	$37.11		$32.60	$30.59	$32.99	$30.71	$27.33

Market price, end of period	$37.48		$32.51	$30.52	$32.90	$30.79	$27.44

Total Return at Net Asset Value(b)	14.85%		9.15%	(4.32)%	9.42%	14.74%	7.17%

Net assets, end of period (in 000’s)	$22,264		$19,561	$24,468	$52,778	$42,992	$32,797

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.73	%(c)

Ratio of net investment income to average net assets	1.47	%(c)	2.09%	2.64%	1.62%	1.68%	1.81	%(c)

Portfolio turnover rate(d)	10%		18%	33%	23%	22%	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period September 17, 2015* to August 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$70.70		$59.09	$58.75	$49.16	$43.83	$40.70

Net investment income(a)	0.46		1.06	1.03	0.96	0.97	0.85

Net realized and unrealized gain	5.68		11.62	0.30	9.56	5.17	2.78

Total gain from investment operations	6.14		12.68	1.33	10.52	6.14	3.63

Distributions to shareholders from net investment income	(0.47)		(1.07)	(0.99)	(0.93)	(0.81)	(0.50)

Net asset value, end of period	$76.37		$70.70	$59.09	$58.75	$49.16	$43.83

Market price, end of period	$76.32		$70.61	$59.07	$58.75	$49.15	$43.82

Total Return at Net Asset Value(b)	8.74%		21.81%	2.42%	21.65%	14.15%	8.97%

Net assets, end of period (in 000’s)	$11,745,512		$10,427,895	$6,606,050	$3,980,297	$2,396,490	$1,157,206

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.19	%(c)

Ratio of net investment income to average net assets	1.28	%(c)	1.72%	1.82%	1.78%	2.08%	2.11	%(c)

Portfolio turnover rate(d)	7%		17%	16%	16%	20%	18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period June 28, 2017* to August 31, 2017
			2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$43.57		$42.84	$49.49	$39.65	$40.36

Net investment income(a)	0.26	(b)	0.51	0.57	0.56	0.07

Net realized and unrealized gain (loss)	17.49		0.78	(6.66)	9.79	(0.78)

Total gain (loss) from investment operations	17.75		1.29	(6.09)	10.35	(0.71)

Distributions to shareholders from net investment income	(0.26)		(0.56)	(0.56)	(0.51)	—

Net asset value, end of period	$61.06		$43.57	$42.84	$49.49	$39.65

Market price, end of period	$61.23		$43.63	$42.84	$49.55	$38.95

Total Return at Net Asset Value(c)	40.91%		3.13%	(12.28)%	26.28%	(1.76)%

Net assets, end of period (in 000’s)	$326,690		$152,484	$96,399	$47,014	$11,896

Ratio of total expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)

Ratio of net investment income to average net assets	0.92	%(b)(d)	1.21%	1.32%	1.24%	0.96	%(d)

Portfolio turnover rate(e)	7%		20%	20%	27%	0	%(f)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.09% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (“ActiveBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Europe Equity ETF (“ActiveBeta® Europe Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® International Equity ETF (“ActiveBeta® International Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Japan Equity ETF (“ActiveBeta® Japan Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (“ActiveBeta® U.S. Large Cap Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (“ActiveBeta® U.S. Small Cap Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

76

GOLDMAN SACHS ACTIVEBETA® ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$77,202,035	$3,132,106	$—

Asia	1,625,169,874	68,017,906	—

Europe	17,480,290	—	—

North America	48,645,759	—	—

South America	100,237,090	18,438,288	—

Securities Lending Reinvestment Vehicle	14,474,035	—	—

Total	$1,883,209,083	$89,588,300	$—

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$41,514	$—	$—

Asia	128,869	—	—

Europe	17,280,633	173,740	—

North America	260,419	—	—

Oceania	258,089	—	—

South America	32,328	—	—

Securities Lending Reinvestment Vehicle	67,768	—	—

Total	$18,069,620	$173,740	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(537)	$—	$—

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$4,580,302	$—	$—

Asia	609,615,216	—	—

Europe	1,208,351,731	13,712,755	—

North America	228,302,232	1,546,435	—

Oceania	148,166,577	—	—

South America	4,297,281	—	—

Securities Lending Reinvestment Vehicle	32,805,090	—	—

Total	$2,236,118,429	$15,259,190	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$22,128,794	$—	$—

Securities Lending Reinvestment Vehicle	258,183	—	—

Total	$22,386,977	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$11,727,083,793	$—	$—

Total	$11,727,083,793	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

	$—	$9,887	$—

Africa	75,034	—	—

Asia	862,849	—	—

Europe	944,939	—	—

North America	321,560,170	—	—

South America	232,248	—	—

Securities Lending Reinvestment Vehicle	6,346,066	—	—

Total	$330,021,306	$9,887	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(23,014)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2021. These instruments were used as part of the Funds’

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statement of Assets and Liabilities	Liabilities(a)
Equity	Goldman Sachs ActiveBeta® Europe Equity ETF	Variation Margin on Futures Contracts	$(537)
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Variation Margin on Futures Contracts	(23,014)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 28, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts	Average Number of Contracts(a)
Equity	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	$(83,681)	$—	27
Equity	Goldman Sachs ActiveBeta® Europe Equity ETF	—	(537)	1
Equity	Goldman Sachs ActiveBeta® International Equity ETF	932,928	—	20
Equity	Goldman Sachs ActiveBeta® Japan Equity ETF	27,841	(4,057)	4
Equity	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	720,998	—	19
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	451,951	(151,260)	13

(a)	Average number of contracts is based on the month end balances for the six months ended February 28, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2021, unitary management fees with GSAM were at the following rates for each Fund except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee
ActiveBeta® Europe Equity ETF	0.25%
ActiveBeta® International Equity ETF	0.25%
ActiveBeta® Japan Equity ETF	0.25%
ActiveBeta® U.S. Large Cap Equity ETF	0.09%
ActiveBeta® U.S. Small Cap Equity ETF	0.20%

For the six months ended February 28, 2021, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee
ActiveBeta® Emerging Markets Equity ETF	0.40%

B.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 28, 2021, these expense reimbursements amounted to $490,025.

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	ActiveBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	3,800,000	$145,310,355	4,400,000	$147,064,435
Shares Redeemed	(5,200,000)	(181,529,392)	(7,600,000)	(242,809,605)

NET (DECREASE) IN SHARES	(1,400,000)	$(36,219,037)	(3,200,000)	$(95,745,170)

	ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	(100,000)	(2,258,165)

NET (DECREASE) IN SHARES	—	$—	(100,000)	$(2,258,165)

	ActiveBeta® International Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	8,600,000	$257,025,925	11,200,000	$319,392,338
Shares Redeemed	—	—	(6,300,000)	(144,922,584)

NET INCREASE IN SHARES	8,600,000	$257,025,925	4,900,000	$174,469,754

	ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	(200,000)	(6,435,562)

NET (DECREASE) IN SHARES	—	$—	(200,000)	$(6,435,562)

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	ActiveBeta® U.S. Large Cap Equity ETF

	For the Six Months Ended
	February 28, 2021		For the Fiscal Year Ended
	(Unaudited)		August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	11,200,000	$834,735,668	44,400,000	$2,860,908,861
Shares Redeemed	(4,900,000)	(366,839,880)	(8,700,000)	(543,604,251)

NET INCREASE IN SHARES	6,300,000	$467,895,788	35,700,000	$2,317,304,610

	ActiveBeta® U.S. Small Cap Equity ETF

	For the Six Months Ended
	February 28, 2021		For the Fiscal Year Ended
	(Unaudited)		August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,850,000	$101,651,534	1,900,000	$74,558,334
Shares Redeemed	—	—	(650,000)	(25,692,998)

NET INCREASE IN SHARES	1,850,000	$101,651,534	1,250,000	$48,865,336

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$372,430,432	$383,424,318
ActiveBeta® Europe Equity ETF	1,772,150	1,758,065
ActiveBeta® International Equity ETF	213,996,359	131,789,534
ActiveBeta® Japan Equity ETF	2,102,718	2,151,432
ActiveBeta® U.S. Large Cap Equity ETF	740,923,703	711,859,062
ActiveBeta® U.S. Small Cap Equity ETF	15,599,257	14,337,349

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$34,101,195	$83,573,109
ActiveBeta® International Equity ETF	248,915,966	77,294,718
ActiveBeta® U.S. Large Cap Equity ETF	810,518,835	366,584,550
ActiveBeta® U.S. Small Cap Equity ETF	100,696,116	—

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2021, are reported under Investment Income on the Statements of Operations.

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8. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2021
ActiveBeta® Emerging Markets Equity ETF	$4,333,286	$63,528,869	$(53,388,120)	$14,474,035
ActiveBeta® Europe Equity ETF	62,772	899,496	(894,500)	67,768
ActiveBeta® International Equity ETF	24,830,933	148,788,755	(140,814,598)	32,805,090
ActiveBeta® Japan Equity ETF	999,602	1,742,253	(2,483,672)	258,183
ActiveBeta® U.S. Large Cap Equity ETF	9,557,821	88,087,247	(97,645,068)	—
ActiveBeta® U.S. Small Cap Equity ETF	2,901,792	24,318,933	(20,855,552)	6,365,173

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2020, the Funds’ capital loss carryforward and certain timing differences on a tax-basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$(101,846,403)	$(1,057,760)	$(41,653,447)	$(340,063)	$(219,173,013)	$(2,166,488)
Perpetual Long-Term	(60,153,326)	(2,253,244)	(70,497,387)	(404,415)	(172,318,274)	(3,596,057)
Timing differences (Qualified Late Year Loss Deferral)	(2,662,750)	(684)	—	(60,525)	—	—

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Tax Cost	$1,375,545,603	$16,324,404	$1,889,707,052	$18,554,210	$8,665,030,971	$252,687,449
Gross unrealized gain	646,423,287	3,259,732	419,585,056	4,689,982	3,174,695,044	80,200,518
Gross unrealized loss	(49,171,507)	(1,340,776)	(57,914,489)	(857,215)	(112,642,222)	(2,837,667)
Net unrealized gains (losses)	$597,251,780	$1,918,956	$361,670,567	$3,832,767	$3,062,052,822	$77,362,851

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, and differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indeces are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment

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10. OTHER RISKS (continued)

companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Fund Expenses — For the Six Months ended 2/28/2021 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2020 and held for the six months ended February 28, 2021, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF
	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*
Actual based on NAV	$1,000	$1,195.00		$2.45	$1,000	$1,119.90		$1.31	$1,000	$1,127.40		$1.32
Hypothetical 5% return	1,000	1,022.56	+	2.26	1,000	1,023.55	+	1.25	1,000	1,023.55	+	1.25

	ActiveBeta® Japan Equity ETF				ActiveBeta® U.S. Large Cap Equity ETF				ActiveBeta® U.S. Small Cap Equity ETF
	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*
Actual based on NAV	$1,000	$1,148.50		$1.33	$1,000	$1,087.40		$0.47	$1,000	$1,409.10		$1.19
Hypothetical 5% return	1,000	1,023.55	+	1.25	1,000	1,024.35	+	0.45	1,000	1,023.80	+	1.00

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	0.45%
Goldman Sachs ActiveBeta Europe Equity ETF	0.25
Goldman Sachs ActiveBeta International Equity ETF	0.25
Goldman Sachs ActiveBeta Japan Equity ETF	0.25
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	0.09
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	0.20

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GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until September 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 22-23, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved in 2019. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund operates, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using ranking and rating compiled by the Outside Data Provider as of March 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2020. The information on the Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Costs of Services Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser. The Trustees reviewed the Fund’s total operating expense ratio (both gross and net of expense limitations). The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level pursuant to the permanent expense limitation agreement in place. The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, does not have management fee breakpoints. They considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2021.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 22-23, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved in 2019. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests~~;~~
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement expense limitation arrangements;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of March 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2020. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the

95

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement an expense limitation arrangement for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF. The Trustees noted that no license fees would be payable to the Investment Adviser by the Funds for use of the index created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amounts of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate, and that significant economies of scale are unlikely to be realized in the competitive environment in which the Funds operate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.    In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

96

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2021.

97

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF
Goldman Sachs MarketBetaTM U.S. Equity ETF
Goldman Sachs Physical Gold ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Russell 2000® Index was used by Goldman Sachs Asset Management or its affiliate as the starting universe for selection of the companies included in the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index. Frank Russell Company (“RUSSELL”) does not in any way sponsor, support, promote or endorse the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF. In no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the Russell 2000® Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2021 Goldman Sachs. All rights reserved. 236973-OTU-04/2021 ACTBETASAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Goldman Sachs Equity ETF
Equal Weight U.S. Large Cap Equity ETF (GSEW)
Hedge Industry VIP ETF (GVIP)
Innovate Equity ETF (GINN)
JUST U.S. Large Cap Equity ETF (JUST)

Goldman Sachs Equity

∎	EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

∎	HEDGE INDUSTRY VIP ETF

∎	INNOVATE EQUITY ETF

∎	JUST U.S. LARGE CAP EQUITY ETF

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	9

Financial Statements	26

Financial Highlights	30

Notes to Financial Statements	34

Other Information	45

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Equal Weight U.S. Large Cap Equity ETF

As of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$59.68
Net Asset Value (NAV)[1]	$59.69

[1]	The Market Price is the price at which the Fund’s shares are trading on the CBOE BZX Exchange, Inc. (“CBOE BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on CBOE BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020– February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive US Large Cap Equal Weight Index[3]	S&P 500 Index (Total Return, USD)[4]

Shares	18.28%	18.04%	18.35%	9.74%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of an Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Twitter, Inc.	0.3%	Communication Services	United States
Royal Caribbean Cruises Ltd.	0.3	Consumer Discretionary	United States
HubSpot, Inc.	0.3	Information Technology	United States
Valero Energy Corp.	0.3	Energy	United States
ViacomCBS, Inc., Class B	0.3	Communication Services	United States
Southwest Airlines Co.	0.3	Industrials	United States
Generac Holdings, Inc.	0.3	Industrials	United States
Zebra Technologies Corp., Class A	0.2	Information Technology	United States
Simon Property Group, Inc. REIT	0.2	Real Estate	United States
Delta Air Lines, Inc.	0.2	Industrials	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATION [6]

February 28, 2021

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Hedge Industry VIP ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$95.53
Net Asset Value (NAV)[1]	$95.52

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020– February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Goldman Sachs Hedge Fund VIP IndexTM3	S&P 500® Index[4]

Shares	20.35%	20.17%	20.65%	9.74%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Expedia Group, Inc.	2.3%	Consumer Discretionary	United States
Booking Holdings, Inc.	2.3	Consumer Discretionary	United States
Fiserv, Inc.	2.2	Information Technology	United States
Horizon Therapeutics PLC	2.2	Health Care	United States
Micron Technology, Inc.	2.2	Information Technology	United States
Twitter, Inc.	2.2	Communication Services	United States
Wells Fargo & Co.	2.2	Financials	United States
Mastercard, Inc., Class A	2.2	Information Technology	United States
Fidelity National Information Services, Inc.	2.2	Information Technology	United States
Visa, Inc., Class A	2.2	Information Technology	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2021

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 1.1% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Innovate Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$58.05
Net Asset Value (NAV)[1]	$57.83

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 6, 2020*– February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive Innovate Global Equity Index[3]
Shares	15.68%	16.12%	16.14%

*	Commencement of operations.

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Solactive Innovative Global Equity Index itself is comprised of the securities that compose the five Solactive Thematic Indexes, which include companies from the ‘Data-Driven World’, ‘Finance Reimagined’, ‘Human Evolution’, ‘Manufacturing Revolution’, and ‘New Age Consumer’ themes. The weight of each index constituent within the Solactive Innovate Global Equity Index is equal to the average weight of such index constituent across the Solactive Thematic Indexes, subject to specified minimum and maximum weights.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets	Line of Business	Country
Alphabet, Inc., Class A	2.0%	Communication Services	United States
Facebook, Inc., Class A	2.0	Communication Services	United States
Microsoft Corp.	2.0	Information Technology	United States
NVIDIA Corp.	2.0	Information Technology	United States
Amazon.com, Inc.	1.9	Consumer Discretionary	United States
Alibaba Group Holding Ltd. ADR	1.9	Consumer Discretionary	China
Apple, Inc.	1.9	Information Technology	United States
Tesla, Inc.	1.4	Consumer Discretionary	United States
Tencent Holdings Ltd.	1.2	Communication Services	China
Walmart, Inc.	1.2	Consumer Staples	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 28, 2021

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.7% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive Innovative Global Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Goldman Sachs JUST U.S. Large Cap Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$55.66
Net Asset Value (NAV)[1]	$55.46

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020– February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	JUST US Large Cap Diversified Index[3]	Russell 1000® Index[4]

Shares	9.68%	10.16%	9.77%	11.78%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	“JUST” and “JUST Capital” are trademarks of JUST Capital Foundation, Inc. or its affiliates and have been licensed for use in connection with the issuance and distribution of the Goldman Sachs JUST U.S. Large Cap Equity ETF. JUST Capital Foundation, Inc. and its affiliates do not in any way recommend the purchase, sale or holding of any security based on the JUST US Large Cap Diversified Index including the Goldman Sachs JUST U.S. Large Cap Equity ETF, or have any involvement in their operations or distribution. JUST Capital Foundation, Inc., its affiliates, calculation agent, and data providers expressly disclaim all representations, warranties, and liabilities relating to or in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose). Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index. Russell does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. In no event shall any Russell party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation, lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The Russell 1000® typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large cap investing. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[5]

Holding	% of Net Assets	Line of Business	Country

Apple, Inc.	6.3%	Information Technology	United States
Microsoft Corp.	5.6	Information Technology	United States
Amazon.com, Inc.	4.5	Consumer Discretionary	United States
Facebook, Inc., Class A	2.0	Communication Services	United States
Alphabet, Inc., Class A	1.9	Communication Services	United States
Alphabet, Inc., Class C	1.9	Communication Services	United States
JPMorgan Chase & Co.	1.7	Financials	United States
Johnson & Johnson	1.4	Health Care	United States
Visa, Inc., Class A	1.4	Information Technology	United States
Procter & Gamble Co. (The)	1.3	Consumer Staples	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2021

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by GICS. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 5.3%
11,985	Activision Blizzard, Inc.	$1,145,886
544	Alphabet, Inc., Class A*	1,099,919
542	Alphabet, Inc., Class C*	1,103,978
30,840	Altice USA, Inc., Class A*	1,036,532
39,374	AT&T, Inc.	1,098,141
545	Cable One, Inc.	1,043,593
1,835	Charter Communications, Inc., Class A*	1,125,626
22,133	Comcast Corp., Class A	1,166,852
8,096	Electronic Arts, Inc.	1,084,621
4,214	Facebook, Inc., Class A*	1,085,611
4,783	IAC/InterActiveCorp*	1,171,022
7,585	Liberty Broadband Corp., Class C*	1,134,033
95,867	Lumen Technologies, Inc.	1,178,205
7,775	Match Group, Inc.*	1,188,409
2,075	Netflix, Inc.*	1,118,114
17,762	Omnicom Group, Inc.	1,220,782
14,717	Pinterest, Inc., Class A*	1,185,896
2,603	Roku, Inc.*	1,029,434
18,895	Snap, Inc., Class A*	1,240,646
5,466	Take-Two Interactive Software, Inc.*	1,008,258
8,674	T-Mobile US, Inc.*	1,040,620
20,543	Twitter, Inc.*	1,583,044
20,593	Verizon Communications, Inc.	1,138,793
22,075	ViacomCBS, Inc., Class B	1,423,617
6,358	Walt Disney Co. (The)*	1,201,916
7,795	Zillow Group, Inc., Class C*	1,257,567

		30,111,115

Consumer Discretionary – 9.5%
7,289	Advance Auto Parts, Inc.	1,168,791
332	Amazon.com, Inc.*	1,026,853
939	AutoZone, Inc.*	1,089,165
10,272	Best Buy Co., Inc.	1,030,795
543	Booking Holdings, Inc.*	1,264,381
4,456	Burlington Stores, Inc.*	1,153,302
9,190	CarMax, Inc.*	1,098,297
4,013	Carvana Co.*	1,137,686
756	Chipotle Mexican Grill, Inc.*	1,090,152
9,049	Darden Restaurants, Inc.	1,242,699
5,747	Dollar General Corp.	1,086,126
10,848	Dollar Tree, Inc.*	1,065,274
2,997	Domino’s Pizza, Inc.	1,038,490
14,645	D.R. Horton, Inc.	1,125,761
18,911	DraftKings, Inc., Class A*	1,163,594
19,398	eBay, Inc.	1,094,435
5,319	Etsy, Inc.*	1,171,616
8,136	Expedia Group, Inc.	1,309,896
99,777	Ford Motor Co.*	1,167,391
9,465	Garmin Ltd.	1,173,849
20,585	General Motors Co.	1,056,628
11,461	Genuine Parts Co.	1,207,416
11,679	Hasbro, Inc.	1,094,439
10,451	Hilton Worldwide Holdings, Inc.*	1,292,580
4,117	Home Depot, Inc. (The)	1,063,586
21,105	Las Vegas Sands Corp.	1,321,173
13,258	Lennar Corp., Class A	1,100,016
6,686	Lowe’s Cos., Inc.	1,068,089

Common Stocks – (continued)
Consumer Discretionary – (continued)
9,121	Marriott International, Inc., Class A*	1,350,546
5,373	McDonald’s Corp.	1,107,590
8,126	NIKE, Inc., Class B	1,095,222
253	NVR, Inc.*	1,138,713
2,527	O’Reilly Automotive, Inc.*	1,130,403
7,600	Peloton Interactive, Inc., Class A*	915,572
3,168	Pool Corp.	1,060,551
24,524	PulteGroup, Inc.	1,106,278
9,690	Ross Stores, Inc.	1,130,242
16,309	Royal Caribbean Cruises Ltd.	1,521,140
11,093	Starbucks Corp.	1,198,377
6,087	Target Corp.	1,116,599
1,313	Tesla, Inc.*	886,932
16,881	TJX Cos., Inc. (The)	1,113,977
7,753	Tractor Supply Co.	1,232,417
3,888	Ulta Beauty, Inc.*	1,253,219
14,191	VF Corp.	1,122,934
3,853	Wayfair, Inc., Class A*	1,113,440
5,856	Whirlpool Corp.	1,113,108
10,708	Yum! Brands, Inc.	1,108,599

		54,718,339

Consumer Staples – 6.2%
26,902	Altria Group, Inc.	1,172,927
21,930	Archer-Daniels-Midland Co.	1,240,799
15,300	Brown-Forman Corp., Class B	1,095,174
24,081	Campbell Soup Co.	1,095,204
13,580	Church & Dwight Co., Inc.	1,069,425
5,557	Clorox Co. (The)	1,006,095
23,029	Coca-Cola Co. (The)	1,128,191
14,192	Colgate-Palmolive Co.	1,067,238
32,736	Conagra Brands, Inc.	1,110,732
5,183	Constellation Brands, Inc., Class A	1,109,888
3,166	Costco Wholesale Corp.	1,047,946
4,512	Estee Lauder Cos., Inc. (The), Class A	1,289,800
19,773	General Mills, Inc.	1,087,713
7,678	Hershey Co. (The)	1,118,301
23,955	Hormel Foods Corp.	1,110,793
9,924	J M Smucker Co. (The)	1,111,488
19,316	Kellogg Co.	1,114,726
35,587	Keurig Dr Pepper, Inc.	1,086,115
8,544	Kimberly-Clark Corp.	1,096,451
34,147	Kraft Heinz Co. (The)	1,242,268
33,628	Kroger Co. (The)	1,083,158
14,402	Lamb Weston Holdings, Inc.	1,148,847
12,608	McCormick & Co., Inc.	1,062,602
20,255	Mondelez International, Inc., Class A	1,076,756
12,420	Monster Beverage Corp.*	1,089,731
8,130	PepsiCo, Inc.	1,050,315
14,057	Philip Morris International, Inc.	1,181,069
8,745	Procter & Gamble Co. (The)	1,080,270
14,733	Sysco Corp.	1,173,189
17,295	Tyson Foods, Inc., Class A	1,170,353
23,278	Walgreens Boots Alliance, Inc.	1,115,715
7,938	Walmart, Inc.	1,031,305

		35,664,584

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 3.4%
17,124	Cheniere Energy, Inc.*	$1,153,986
12,669	Chevron Corp.	1,266,900
26,241	ConocoPhillips	1,364,794
20,953	EOG Resources, Inc.	1,352,726
23,778	Exxon Mobil Corp.	1,292,810
19,827	Hess Corp.	1,299,263
80,093	Kinder Morgan, Inc.	1,177,367
24,034	Marathon Petroleum Corp.	1,312,737
51,678	Occidental Petroleum Corp.	1,375,152
26,560	ONEOK, Inc.	1,176,342
16,096	Phillips 66	1,336,773
9,040	Pioneer Natural Resources Co.	1,343,073
47,427	Schlumberger NV	1,323,688
18,646	Valero Energy Corp.	1,435,369
51,277	Williams Cos., Inc. (The)	1,171,167

		19,382,147

Financials – 12.7%
24,585	Aflac, Inc.	1,177,376
10,313	Allstate Corp. (The)	1,099,366
9,321	American Express Co.	1,260,758
28,796	American International Group, Inc.	1,265,584
5,563	Ameriprise Financial, Inc.	1,230,758
134,188	Annaly Capital Management, Inc. REIT	1,115,102
5,407	Aon PLC, Class A	1,231,228
34,211	Arch Capital Group Ltd.*	1,225,438
9,590	Arthur J Gallagher & Co.	1,148,882
36,040	Bank of America Corp.	1,250,948
27,573	Bank of New York Mellon Corp. (The)	1,162,478
4,849	Berkshire Hathaway, Inc., Class B*	1,166,233
1,563	BlackRock, Inc.	1,085,504
15,960	Blackstone Group, Inc. (The), Class A	1,104,911
25,468	Brown & Brown, Inc.	1,168,981
10,599	Capital One Financial Corp.	1,273,894
20,357	Charles Schwab Corp. (The)	1,256,434
7,310	Chubb Ltd.	1,188,460
13,109	Cincinnati Financial Corp.	1,282,978
18,772	Citigroup, Inc.	1,236,699
29,289	Citizens Financial Group, Inc.	1,272,314
5,849	CME Group, Inc.	1,168,045
13,085	Discover Financial Services	1,230,906
3,564	FactSet Research Systems, Inc.	1,083,135
29,462	Fidelity National Financial, Inc.	1,127,805
37,013	Fifth Third Bancorp	1,283,981
7,384	First Republic Bank	1,216,514
3,914	Goldman Sachs Group, Inc. (The)(a)	1,250,445
22,770	Hartford Financial Services Group, Inc. (The)	1,154,211
82,865	Huntington Bancshares, Inc.	1,271,149
9,682	Intercontinental Exchange, Inc.	1,068,021
8,354	JPMorgan Chase & Co.	1,229,458
63,034	KeyCorp	1,269,505
26,659	KKR & Co., Inc.	1,214,584
8,304	M&T Bank Corp.	1,253,406
1,093	Markel Corp.*	1,190,058
1,960	MarketAxess Holdings, Inc.	1,089,642
10,020	Marsh & McLennan Cos., Inc.	1,154,504

Common Stocks – (continued)
Financials – (continued)
22,865	MetLife, Inc.	1,317,024
4,072	Moody’s Corp.	1,119,352
15,907	Morgan Stanley	1,222,771
2,684	MSCI, Inc.	1,112,572
7,926	Nasdaq, Inc.	1,096,087
12,115	Northern Trust Corp.	1,152,500
7,419	PNC Financial Services Group, Inc. (The)	1,249,063
22,142	Principal Financial Group, Inc.	1,252,794
12,938	Progressive Corp. (The)	1,112,021
13,987	Prudential Financial, Inc.	1,212,953
10,643	Raymond James Financial, Inc.	1,242,464
62,786	Regions Financial Corp.	1,295,275
3,443	S&P Global, Inc.	1,133,987
15,531	State Street Corp.	1,130,191
2,407	SVB Financial Group*	1,216,402
31,124	Synchrony Financial	1,203,876
7,187	T. Rowe Price Group, Inc.	1,165,300
8,091	Travelers Cos., Inc. (The)	1,177,241
22,142	Truist Financial Corp.	1,261,208
25,397	US Bancorp	1,269,850
17,721	W R Berkley Corp.	1,228,597
35,927	Wells Fargo & Co.	1,299,480
5,365	Willis Towers Watson PLC	1,183,734

		73,114,437

Health Care – 14.4%
9,383	Abbott Laboratories	1,123,896
10,633	AbbVie, Inc.	1,145,599
3,409	ABIOMED, Inc.*	1,106,391
9,119	Agilent Technologies, Inc.	1,113,156
7,274	Alexion Pharmaceuticals, Inc.*	1,111,103
2,060	Align Technology, Inc.*	1,168,247
7,404	Alnylam Pharmaceuticals, Inc.*	1,096,532
10,845	AmerisourceBergen Corp.	1,097,731
4,828	Amgen, Inc.	1,085,914
3,808	Anthem, Inc.	1,154,548
14,506	Baxter International, Inc.	1,126,971
4,297	Becton Dickinson and Co.	1,036,222
4,221	Biogen, Inc.*	1,151,826
13,459	BioMarin Pharmaceutical, Inc.*	1,042,130
1,902	Bio-Rad Laboratories, Inc., Class A*	1,111,719
30,293	Boston Scientific Corp.*	1,174,763
18,077	Bristol-Myers Squibb Co.	1,108,662
20,889	Cardinal Health, Inc.	1,076,201
9,805	Catalent, Inc.*	1,114,927
18,687	Centene Corp.*	1,093,937
14,112	Cerner Corp.	975,704
4,218	Charles River Laboratories International, Inc.*	1,206,939
5,189	Cigna Corp.	1,089,171
2,999	Cooper Cos., Inc. (The)	1,158,004
15,555	CVS Health Corp.	1,059,762
4,668	Danaher Corp.	1,025,420
20,593	DENTSPLY SIRONA, Inc.	1,092,870
2,927	DexCom, Inc.*	1,164,302
13,468	Edwards Lifesciences Corp.*	1,119,191
38,378	Elanco Animal Health, Inc.*	1,261,101

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,698	Eli Lilly and Co.	$1,167,463
8,014	Exact Sciences Corp.*	1,090,866
17,317	Gilead Sciences, Inc.	1,063,264
6,578	HCA Healthcare, Inc.*	1,131,613
16,547	Henry Schein, Inc.*	1,023,432
13,743	Hologic, Inc.*	990,733
13,351	Horizon Therapeutics PLC*	1,213,739
2,981	Humana, Inc.	1,131,737
2,271	IDEXX Laboratories, Inc.*	1,181,306
2,669	Illumina, Inc.*	1,172,785
12,327	Incyte Corp.*	969,642
4,109	Insulet Corp.*	1,064,642
1,494	Intuitive Surgical, Inc.*	1,100,779
6,122	IQVIA Holdings, Inc.*	1,180,260
7,032	Johnson & Johnson	1,114,291
4,966	Laboratory Corp. of America Holdings*	1,191,393
4,334	Masimo Corp.*	1,086,664
6,283	McKesson Corp.	1,065,094
10,015	Medtronic PLC	1,171,455
14,521	Merck & Co., Inc.	1,054,515
943	Mettler-Toledo International, Inc.*	1,052,435
6,956	Moderna, Inc.*	1,076,858
5,356	Molina Healthcare, Inc.*	1,160,967
7,847	PerkinElmer, Inc.	989,428
32,248	Pfizer, Inc.	1,079,986
20,470	QIAGEN NV*	1,023,500
8,890	Quest Diagnostics, Inc.	1,027,595
2,274	Regeneron Pharmaceuticals, Inc.*	1,024,596
5,513	ResMed, Inc.	1,062,796
12,265	Sarepta Therapeutics, Inc.*	1,067,791
6,862	Seagen, Inc.*	1,036,917
6,214	STERIS PLC	1,086,207
4,824	Stryker Corp.	1,170,737
4,140	Teladoc Health, Inc.*	915,313
2,893	Teleflex, Inc.	1,151,761
2,210	Thermo Fisher Scientific, Inc.	994,677
3,353	UnitedHealth Group, Inc.	1,113,934
6,386	Varian Medical Systems, Inc.*	1,119,274
3,922	Veeva Systems, Inc., Class A*	1,098,591
5,256	Vertex Pharmaceuticals, Inc.*	1,117,163
63,138	Viatris, Inc.*	937,599
3,934	Waters Corp.*	1,077,444
3,850	West Pharmaceutical Services, Inc.	1,080,502
7,199	Zimmer Biomet Holdings, Inc.	1,173,869
7,179	Zoetis, Inc.	1,114,468

		82,313,020

Industrials – 13.0%
6,341	3M Co.	1,110,055
10,163	Allegion PLC	1,105,531
9,662	AMETEK, Inc.	1,139,826
5,479	Boeing Co. (The)*	1,161,603
13,717	Booz Allen Hamilton Holding Corp.	1,058,129
29,537	Carrier Global Corp.	1,078,987
5,900	Caterpillar, Inc.	1,273,692
12,903	C.H. Robinson Worldwide, Inc.	1,172,238
3,415	Cintas Corp.	1,107,621

Common Stocks – (continued)
Industrials – (continued)
9,978	Copart, Inc.*	1,089,199
1,237	CoStar Group, Inc.*	1,018,991
12,574	CSX Corp.	1,151,150
4,772	Cummins, Inc.	1,208,270
3,733	Deere & Co.	1,303,265
28,781	Delta Air Lines, Inc.*	1,379,761
9,430	Dover Corp.	1,162,342
9,359	Eaton Corp. PLC	1,218,448
13,630	Emerson Electric Co.	1,170,817
6,332	Equifax, Inc.	1,025,024
12,316	Expeditors International of Washington, Inc.	1,131,101
23,934	Fastenal Co.	1,109,820
4,632	FedEx Corp.	1,178,844
16,962	Fortive Corp.	1,116,439
12,589	Fortune Brands Home & Security, Inc.	1,046,649
4,275	Generac Holdings, Inc.*	1,408,869
7,410	General Dynamics Corp.	1,211,313
100,581	General Electric Co.	1,261,286
5,641	Honeywell International, Inc.	1,141,456
5,775	IDEX Corp.	1,127,107
12,538	IHS Markit Ltd.	1,130,426
5,689	Illinois Tool Works, Inc.	1,150,202
25,855	Ingersoll Rand, Inc.*	1,198,121
10,656	Jacobs Engineering Group, Inc.	1,226,293
8,039	J.B. Hunt Transport Services, Inc.	1,180,688
22,385	Johnson Controls International PLC	1,248,859
5,320	Kansas City Southern	1,129,649
6,270	L3Harris Technologies, Inc.	1,140,576
3,405	Lockheed Martin Corp.	1,124,501
20,208	Masco Corp.	1,075,470
6,139	Nordson Corp.	1,181,205
4,575	Norfolk Southern Corp.	1,153,175
3,749	Northrop Grumman Corp.	1,093,433
5,573	Old Dominion Freight Line, Inc.	1,196,913
17,568	Otis Worldwide Corp.	1,119,257
11,836	PACCAR, Inc.	1,076,958
4,148	Parker-Hannifin Corp.	1,190,310
16,103	Raytheon Technologies Corp.	1,159,255
12,342	Republic Services, Inc.	1,099,549
4,512	Rockwell Automation, Inc.	1,097,679
2,807	Roper Technologies, Inc.	1,059,979
24,387	Southwest Airlines Co.	1,417,616
6,380	Stanley Black & Decker, Inc.	1,115,479
2,976	Teledyne Technologies, Inc.*	1,104,096
7,716	Trane Technologies PLC	1,182,400
1,904	TransDigm Group, Inc.*	1,097,980
12,210	TransUnion	1,028,204
19,675	Uber Technologies, Inc.*	1,018,181
5,492	Union Pacific Corp.	1,131,132
7,080	United Parcel Service, Inc., Class B	1,117,436
4,502	United Rentals, Inc.*	1,338,805
6,047	Verisk Analytics, Inc.	990,801
10,026	Waste Management, Inc.	1,111,783
14,306	Westinghouse Air Brake Technologies Corp.	1,036,184
3,131	W.W. Grainger, Inc.	1,166,955

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
11,778	Xylem, Inc.	$1,172,618

		74,730,001

Information Technology – 19.1%
4,535	Accenture PLC, Class A	1,137,832
2,339	Adobe, Inc.*	1,075,168
12,812	Advanced Micro Devices, Inc.*	1,082,742
9,981	Akamai Technologies, Inc.*	943,204
8,850	Amphenol Corp., Class A	1,112,268
7,575	Analog Devices, Inc.	1,180,337
3,013	ANSYS, Inc.*	1,027,403
8,384	Apple, Inc.	1,016,644
11,101	Applied Materials, Inc.	1,312,027
3,546	Arista Networks, Inc.*	992,313
3,814	Autodesk, Inc.*	1,052,664
6,740	Automatic Data Processing, Inc.	1,172,895
7,018	Avalara, Inc.*	1,101,405
12,922	Black Knight, Inc.*	990,988
2,399	Broadcom, Inc.	1,127,218
7,684	Broadridge Financial Solutions, Inc.	1,094,893
8,286	Cadence Design Systems, Inc.*	1,169,072
8,011	CDW Corp.	1,256,846
11,218	Ceridian HCM Holding, Inc.*	1,005,806
24,557	Cisco Systems Inc/Delaware	1,101,873
8,498	Citrix Systems, Inc.	1,135,163
13,216	Cognex Corp.	1,091,509
14,169	Cognizant Technology Solutions Corp., Class A	1,041,138
31,306	Corning, Inc.	1,197,141
3,427	Coupa Software, Inc.*	1,186,633
5,155	Crowdstrike Holdings, Inc., Class A*	1,113,480
10,397	Datadog, Inc., Class A*	991,978
14,569	Dell Technologies, Inc., Class C*	1,181,109
4,761	DocuSign, Inc.*	1,079,128
5,856	Enphase Energy, Inc.*	1,031,007
3,032	EPAM Systems, Inc.*	1,132,786
2,435	Fair Isaac Corp.*	1,114,134
8,520	Fidelity National Information Services, Inc.	1,175,760
10,167	Fiserv, Inc.*	1,172,967
4,405	FleetCor Technologies, Inc.*	1,221,551
7,449	Fortinet, Inc.*	1,257,764
7,129	Gartner, Inc.*	1,276,376
5,790	Global Payments, Inc.	1,146,362
13,234	GoDaddy, Inc., Class A*	1,073,542
89,815	Hewlett Packard Enterprise Co.	1,307,706
44,821	HP, Inc.	1,298,464
2,879	HubSpot, Inc.*	1,482,685
19,535	Intel Corp.	1,187,337
9,481	International Business Machines Corp.	1,127,575
2,955	Intuit, Inc.	1,152,864
7,459	Jack Henry & Associates, Inc.	1,107,214
7,903	Keysight Technologies, Inc.*	1,118,433
3,864	KLA Corp.	1,202,593
2,204	Lam Research Corp.	1,250,087
10,842	Leidos Holdings, Inc.	958,975
21,899	Marvell Technology Group Ltd.	1,057,284

Common Stocks – (continued)
Information Technology – (continued)
3,375	Mastercard, Inc., Class A	1,194,244
12,697	Maxim Integrated Products, Inc.	1,182,979
8,021	Microchip Technology, Inc.	1,224,245
14,075	Micron Technology, Inc.*	1,288,285
4,636	Microsoft Corp.	1,077,314
2,833	MongoDB, Inc.*	1,093,340
3,062	Monolithic Power Systems, Inc.	1,146,780
6,307	Motorola Solutions, Inc.	1,106,752
17,167	NetApp, Inc.	1,074,654
51,771	NortonLifeLock, Inc.	1,010,052
2,057	NVIDIA Corp.	1,128,429
4,150	Okta, Inc.*	1,085,018
17,973	Oracle Corp.	1,159,438
2,959	Palo Alto Networks, Inc.*	1,060,239
12,472	Paychex, Inc.	1,135,825
2,706	Paycom Software, Inc.*	1,012,693
4,482	PayPal Holdings, Inc.*	1,164,648
6,408	Qorvo, Inc.*	1,119,670
6,907	QUALCOMM, Inc.	940,664
2,829	RingCentral, Inc., Class A*	1,069,815
4,796	salesforce.com, Inc.*	1,038,334
16,666	Seagate Technology PLC	1,220,451
1,942	ServiceNow, Inc.*	1,035,979
6,251	Skyworks Solutions, Inc.	1,111,553
26,196	Slack Technologies, Inc., Class A*	1,072,202
6,538	Splunk, Inc.*	934,999
4,945	Square, Inc., Class A*	1,137,498
17,205	SS&C Technologies Holdings, Inc.	1,140,347
4,232	Synopsys, Inc.*	1,037,729
8,914	TE Connectivity Ltd.	1,159,087
9,284	Teradyne, Inc.	1,194,015
6,594	Texas Instruments, Inc.	1,135,948
1,315	Trade Desk, Inc. (The), Class A*	1,059,088
15,840	Trimble, Inc.*	1,174,378
2,906	Twilio, Inc., Class A*	1,141,709
2,634	Tyler Technologies, Inc.*	1,220,648
5,574	VeriSign, Inc.*	1,081,523
5,568	Visa, Inc., Class A	1,182,588
7,849	VMware, Inc., Class A*	1,084,810
19,402	Western Digital Corp.	1,329,619
4,310	Workday, Inc., Class A*	1,056,726
8,294	Xilinx, Inc.	1,080,708
2,783	Zebra Technologies Corp., Class A*	1,389,914
7,404	Zendesk, Inc.*	1,082,021
2,949	Zoom Video Communications, Inc., Class A*	1,101,776
5,357	Zscaler, Inc.*	1,098,346

		109,401,423

Materials – 4.9%
4,019	Air Products and Chemicals, Inc.	1,027,337
6,789	Avery Dennison Corp.	1,189,501
12,432	Ball Corp.	1,061,568
8,979	Celanese Corp.	1,247,273
27,124	Corteva, Inc.	1,224,649
12,203	Crown Holdings, Inc.*	1,166,119
20,673	Dow, Inc.	1,226,116

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
14,998	DuPont de Nemours, Inc.	$1,054,659
10,990	Eastman Chemical Co.	1,200,767
5,341	Ecolab, Inc.	1,118,192
10,142	FMC Corp.	1,031,340
38,789	Freeport-McMoRan, Inc.*	1,315,335
8,892	International Flavors & Fragrances, Inc.	1,204,955
22,417	International Paper Co.	1,113,004
12,726	LyondellBasell Industries NV, Class A	1,311,923
3,803	Martin Marietta Materials, Inc.	1,281,117
18,929	Newmont Corp.	1,029,359
21,799	Nucor Corp.	1,304,016
8,321	Packaging Corp. of America	1,098,538
8,011	PPG Industries, Inc.	1,080,043
13,267	RPM International, Inc.	1,056,584
1,584	Sherwin-Williams Co. (The)	1,077,659
7,346	Vulcan Materials Co.	1,226,708
26,503	Westrock Co.	1,155,266

		27,802,028

Real Estate – 5.8%
6,753	Alexandria Real Estate Equities, Inc. REIT	1,078,387
4,836	American Tower Corp. REIT	1,045,205
6,761	AvalonBay Communities, Inc. REIT	1,188,246
12,549	Boston Properties, Inc. REIT	1,243,982
17,290	CBRE Group, Inc., Class A*	1,310,063
6,895	Crown Castle International Corp. REIT	1,073,896
7,634	Digital Realty Trust, Inc. REIT	1,028,529
27,440	Duke Realty Corp. REIT	1,077,020
1,490	Equinix, Inc. REIT	966,027
17,849	Equity LifeStyle Properties, Inc. REIT	1,100,391
18,201	Equity Residential REIT	1,190,527
4,620	Essex Property Trust, Inc. REIT	1,177,130
9,740	Extra Space Storage, Inc. REIT	1,224,318
37,595	Healthpeak Properties, Inc. REIT	1,093,638
37,660	Invitation Homes, Inc. REIT	1,097,412
51,869	Medical Properties Trust, Inc. REIT	1,119,852
8,352	Mid-America Apartment Communities, Inc. REIT	1,125,265
10,666	Prologis, Inc. REIT	1,056,681
4,907	Public Storage REIT	1,147,944
18,721	Realty Income Corp. REIT	1,128,127
4,136	SBA Communications Corp. REIT	1,055,218
12,244	Simon Property Group, Inc. REIT	1,382,592
7,549	Sun Communities, Inc. REIT	1,147,071
28,989	UDR, Inc. REIT	1,193,477
24,220	Ventas, Inc. REIT	1,281,238
42,467	VICI Properties, Inc. REIT	1,210,309
18,522	Welltower, Inc. REIT	1,257,644
33,499	Weyerhaeuser Co. REIT	1,134,611
16,532	W.P. Carey, Inc. REIT	1,133,103

		33,267,903

Utilities – 5.5%
43,824	AES Corp. (The)	1,163,965
22,799	Alliant Energy Corp.	1,052,402
15,444	Ameren Corp.	1,085,250

Common Stocks – (continued)
Utilities – (continued)
13,762	American Electric Power Co., Inc.	1,030,086
6,847	American Water Works Co., Inc.	971,452
12,925	Atmos Energy Corp.	1,093,584
53,318	CenterPoint Energy, Inc.	1,036,502
19,650	CMS Energy Corp.	1,063,261
15,937	Consolidated Edison, Inc.	1,046,264
15,425	Dominion Energy, Inc.	1,053,836
9,502	DTE Energy Co.	1,118,575
12,062	Duke Energy Corp.	1,032,387
18,972	Edison International	1,024,298
11,770	Entergy Corp.	1,021,754
23,742	Essential Utilities, Inc.	998,589
20,953	Evergy, Inc.	1,123,709
12,793	Eversource Energy	1,016,788
26,426	Exelon Corp.	1,020,044
34,783	FirstEnergy Corp.	1,152,709
13,483	NextEra Energy, Inc.	990,731
50,652	NiSource, Inc.	1,094,083
95,704	PG&E Corp.*	1,005,849
14,762	Pinnacle West Capital Corp.	1,032,307
40,334	PPL Corp.	1,056,347
19,367	Public Service Enterprise Group, Inc.	1,042,526
9,087	Sempra Energy	1,053,910
18,898	Southern Co. (The)	1,071,895
53,090	Vistra Corp.	915,802
12,880	WEC Energy Group, Inc.	1,038,643
17,741	Xcel Energy, Inc.	1,039,445

		31,446,993

TOTAL INVESTMENTS – 99.8%
(Cost $484,030,668)		$571,951,990

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,087,045

NET ASSETS – 100.0%		$573,039,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 24.0%
1,858	Alphabet, Inc., Class A*	$3,756,709
6,342	Charter Communications, Inc., Class A*	3,890,310
14,318	Facebook, Inc., Class A*	3,688,603
15,035	IAC/InterActiveCorp*	3,681,019
26,083	Liberty Broadband Corp., Class C*	3,899,669
7,039	Netflix, Inc.*	3,792,965
44,001	Pinterest, Inc., Class A*	3,545,601
14,103	Sea Ltd. ADR (Taiwan)*	3,323,936
32,154	T-Mobile US, Inc.*	3,857,515
53,038	Twitter, Inc.*	4,087,108
21,050	Walt Disney Co. (The)*	3,979,292
19,624	Zillow Group, Inc., Class C*	3,165,940

		44,668,667

Consumer Discretionary – 13.5%
14,491	Alibaba Group Holding Ltd. ADR (China)*	3,445,380
1,200	Amazon.com, Inc.*	3,711,516
1,796	Booking Holdings, Inc.*	4,182,004
13,241	Carvana Co.*	3,753,823
74,434	Churchill Capital Corp IV, Class A*(a)	2,288,846
26,534	Expedia Group, Inc.	4,271,974
37,926	JD.com, Inc. ADR (China)*	3,560,114

		25,213,657

Energy – 2.1%
57,183	Cheniere Energy, Inc.*	3,853,563

Financials – 8.5%
114,465	Bank of America Corp.	3,973,080
15,993	Berkshire Hathaway, Inc., Class B*	3,846,477
27,119	JPMorgan Chase & Co.	3,991,103
112,754	Wells Fargo & Co.	4,078,312

		15,888,972

Health Care – 10.1%
25,035	Alexion Pharmaceuticals, Inc.*	3,824,096
165,585	Change Healthcare, Inc.*	3,786,929
45,109	Horizon Therapeutics PLC*	4,100,859
22,269	Varian Medical Systems, Inc.*	3,903,088
213,946	Viatris, Inc.*	3,177,098

		18,792,070

Industrials – 3.9%
6,851	TransDigm Group, Inc.*	3,950,766
64,817	Uber Technologies, Inc.*	3,354,280

		7,305,046

Information Technology – 35.7%
29,452	Apple, Inc.	3,571,350
29,469	Fidelity National Information Services, Inc.	4,066,722
35,596	Fiserv, Inc.*	4,106,711
46,144	GoDaddy, Inc., Class A*	3,743,201
11,496	Mastercard, Inc., Class A	4,067,860
40,794	Maxim Integrated Products, Inc.	3,800,777
44,709	Micron Technology, Inc.*	4,092,215

Common Stocks – (continued)
Information Technology – (continued)
16,096	Microsoft Corp.	3,740,388
6,397	NVIDIA Corp.	3,509,266
9,975	Palo Alto Networks, Inc.*	3,574,142
12,870	PayPal Holdings, Inc.*	3,344,269
15,779	salesforce.com, Inc.*	3,416,153
2,662	Shopify, Inc., Class A (Canada)*	3,409,942
88,588	Slack Technologies, Inc., Class A*	3,625,907
14,212	Square, Inc., Class A*	3,269,186
18,868	Visa, Inc., Class A	4,007,375
14,271	Workday, Inc., Class A*	3,498,964
27,513	Xilinx, Inc.	3,584,944

		66,429,372

Utilities – 1.9%
332,433	PG&E Corp.*	3,493,871

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $153,506,228)		$185,645,218

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,109,000	0.036%	$2,109,000
(Cost $2,109,000)

TOTAL INVESTMENTS – 100.8%
(Cost $155,615,228)		$187,754,218

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,484,910)

NET ASSETS – 100.0%		$186,269,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Communication Services – 13.4%
12,689	Activision Blizzard, Inc.	$1,213,195
4,418	AfreecaTV Co. Ltd. (South Korea)	286,669
4,194	Alphabet, Inc., Class A*	8,479,890
15,058	Baidu, Inc. ADR (China)*	4,268,341
7,588	Bilibili, Inc. ADR (China)*	955,860
8,505	CTS Eventim AG & Co. KGaA (Germany)*	582,238
35,996	DouYu International Holdings Ltd. ADR (China)*	516,183
8,414	Electronic Arts, Inc.	1,127,224
14,211	Eventbrite, Inc., Class A*	282,373
32,675	Facebook, Inc., Class A*	8,417,733
39,130	Glu Mobile, Inc.*	488,342
56,239	Gree, Inc. (Japan)	292,439
15,967	HUYA, Inc. ADR (China)*(a)	420,730
30,155	iQIYI, Inc. ADR (China)*	763,826
5,922	JOYY, Inc. ADR (China)	698,204
10,109	Live Nation Entertainment, Inc.*	898,286
3,630	Madison Square Garden Entertainment Corp.*	391,205
1,739	Madison Square Garden Sports Corp.*	334,497
21,821	Mail.Ru Group Ltd. GDR (Russia)*	585,894
9,578	Mixi, Inc. (Japan)	241,113
28,207	Momo, Inc. ADR (China)	446,799
13,114	NetEase, Inc. ADR (China)	1,440,573
2,429	Netflix, Inc.*	1,308,867
68,920	Rightmove PLC (United Kingdom)*	544,418
7,020	Scout24 AG (Germany)(b)	532,129
5,830	Sea Ltd. ADR (Taiwan)*	1,374,073
10,242	SINA Corp. (China)*	442,147
19,854	Snap, Inc., Class A*	1,303,614
16,982	Sohu.com Ltd. ADR (China)*	310,091
3,205	Spotify Technology SA*	985,153
3,835	Take-Two Interactive Software, Inc.*	707,404
32,345	TELUS Corp. (Canada)	651,499
59,379	Tencent Holdings Ltd. (China)	5,071,137
36,212	Tencent Music Entertainment Group ADR (China)*	931,373
12,333	TripAdvisor, Inc.*	611,963
26,726	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	145,389
22,686	Twitter, Inc.*	1,748,183
5,021	Ubisoft Entertainment SA (France)*	411,866
13,203	Walt Disney Co. (The)*	2,495,895
10,172	Weibo Corp. ADR (China)*	561,189
9,803	World Wrestling Entertainment, Inc., Class A	484,268
10,464	Yandex NV, Class A (Russia)*	669,539
4,825	Zillow Group, Inc., Class A*	819,381
68,090	Zynga, Inc., Class A*	759,203

		56,000,395

Consumer Discretionary – 15.7%
4,101	AB Dynamics PLC (United Kingdom)	108,365
2,552	adidas AG (Germany)*	894,902
32,974	Alibaba Group Holding Ltd. ADR (China)*	7,839,898

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,613	Amazon.com, Inc.*	8,081,826
53,608	ANTA Sports Products Ltd. (China)	822,362
7,747	Aptiv PLC*	1,160,810
9,857	Bandai Namco Holdings, Inc. (Japan)	753,754
7,147	Baozun, Inc. ADR (China)*	328,262
8,378	Blink Charging Co.*(a)	320,375
411	Booking Holdings, Inc.*	957,018
3,734	Boot Barn Holdings, Inc.*	225,608
14,937	BorgWarner, Inc.	672,165
5,341	Chegg, Inc.*	515,567
5,029	Chewy, Inc., Class A*	510,745
4,057	Columbia Sportswear Co.	418,155
5,902	Continental AG (Germany)	851,781
19,306	Dana, Inc.*	459,676
2,120	Deckers Outdoor Corp.*	691,353
7,650	Dick’s Sporting Goods, Inc.	545,981
13,472	eBay, Inc.	760,090
3,431	Etsy, Inc.*	755,746
22,341	Everi Holdings, Inc.*	337,573
4,772	Expedia Group, Inc.	768,292
10,622	Farfetch Ltd., Class A (United Kingdom)*	699,777
124,917	Ford Motor Co.*	1,461,529
32,065	General Motors Co.	1,645,896
9,781	GSX Techedu, Inc. ADR (China)*	1,005,976
5,953	HelloFresh SE (Germany)*	466,061
4,547	iRobot Corp.*	564,328
45,508	JD Sports Fashion PLC (United Kingdom)*	528,340
14,311	JD.com, Inc. ADR (China)*	1,343,374
6,312	Jumia Technologies AG ADR (Germany)*	279,685
5,446	Just Eat Takeaway.com NV (Germany)*(b)	528,035
9,076	Kia Motors Corp. (South Korea)	641,419
149,416	Koolearn Technology Holding Ltd. (China)*(a)(b)	417,968
16,645	Las Vegas Sands Corp.	1,041,977
86,374	Li Ning Co. Ltd. (China)	485,463
2,834	Lululemon Athletica, Inc.*	883,301
1,474	MercadoLibre, Inc. (Argentina)*	2,414,574
14,763	MGM Resorts International	557,894
3,782	New Oriental Education & Technology Group, Inc. ADR (China)*	671,759
270,078	Nexteer Automotive Group Ltd. (China)	357,210
11,367	NIKE, Inc., Class B	1,532,044
27,964	NIO, Inc. ADR (China)*	1,280,192
10,413	Overstock.com, Inc.*	699,441
6,763	Peloton Interactive, Inc., Class A*	814,739
9,655	Pinduoduo, Inc. ADR (China)*	1,652,550
5,955	Planet Fitness, Inc., Class A*	512,666
22,156	Sharp Corp. (Japan)	418,622
10,031	Skechers USA, Inc., Class A*	367,135
13,740	Sony Corp. (Japan)	1,434,098
11,454	Stride, Inc.*	275,469
9,736	TAL Education Group ADR (China)*	754,929
24,916	Tata Motors Ltd. ADR (India)*	547,903

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,692	Tesla, Inc.*	$5,871,446
31,472	TomTom NV (Netherlands)*	297,202
27,624	Toyota Motor Corp. (Japan)	2,041,334
90,123	TUI AG (Germany)*(a)	544,073
17,389	Veoneer, Inc. (Sweden)*	477,850
17,169	Workhorse Group, Inc.*(a)	277,623
27,292	Yamaha Motor Co. Ltd. (Japan)	594,051
5,147	Youdao, Inc. ADR (China)*(a)	164,755
5,379	Zalando SE (Germany)*(b)	555,098

		65,888,090

Consumer Staples – 1.4%
3,691	Beyond Meat, Inc.*	536,967
6,328	Church & Dwight Co., Inc.	498,330
37,669	Walmart, Inc.	4,893,956

		5,929,253

Energy – 0.1%
1,567,085	China Suntien Green Energy Corp. Ltd., Class H (China)	488,871

Financials – 7.5%
16,110	360 DigiTech, Inc. ADR (China)*	377,457
44,278	3i Group PLC (United Kingdom)	685,290
3,505	Ameriprise Financial, Inc.	775,446
14,991	Apollo Global Management, Inc.	741,455
12,139	Ares Management Corp., Class A	630,985
5,156	B. Riley Financial, Inc.	339,368
57,497	BGC Partners, Inc., Class A	257,587
20,705	Bit Digital, Inc. (China)*	305,606
2,330	BlackRock, Inc.	1,618,185
16,603	Blackstone Group, Inc. (The), Class A	1,149,426
13,330	Carlyle Group, Inc. (The)	456,553
20,288	Charles Schwab Corp. (The)	1,252,175
24,017	CI Financial Corp. (Canada)	338,059
7,009	Cowen, Inc., Class A	237,255
11,673	DWS Group GmbH & Co. KGaA (Germany)(b)	489,457
5,816	Eurazeo SE (France)*	433,098
4,234	Evercore, Inc., Class A	507,106
3,417	flatexDEGIRO AG (Germany)*	362,496
22,308	FS KKR Capital Corp II	414,706
28,064	Galaxy Digital Holdings Ltd.*	369,088
5,780	Goldman Sachs Group, Inc. (The)(c)	1,846,594
8,619	Green Dot Corp., Class A*	407,334
23,737	Hargreaves Lansdown PLC (United Kingdom)	501,285
7,253	Interactive Brokers Group, Inc., Class A	525,045
13,324	Intercontinental Exchange, Inc.	1,469,770
26,487	Invesco Ltd.	593,839
23,506	KKR & Co., Inc.	1,070,933
8,899	Lazard Ltd., Class A	344,302
24,319	LexinFintech Holdings Ltd. ADR (China)*	276,264
37,694	Monex Group, Inc. (Japan)	313,468
21,089	Morgan Stanley	1,621,111
2,856	Morningstar, Inc.	640,458

Common Stocks – (continued)
Financials – (continued)
2,635	MSCI, Inc.	1,092,260
4,328	Nasdaq, Inc.	598,519
117,033	Ping An Insurance Group Co. of China Ltd., Class H (China)	1,437,765
4,345	PJT Partners, Inc., Class A	302,933
24,173	Plus500 Ltd. (Israel)	461,995
7,219	S&P Global, Inc.	2,377,650
6,787	Stifel Financial Corp.	414,550
102,776	TP Icap Group PLC (United Kingdom)	344,859
8,323	Tradeweb Markets, Inc., Class A	605,831
14,899	Up Fintech Holding Ltd. ADR (China)*	355,341
337,054	Value Partners Group Ltd. (Hong Kong)	222,897
1,164	Virtus Investment Partners, Inc.	292,048
62,422	WisdomTree Investments, Inc.	330,837
17,956	XP, Inc., Class A (Brazil)*	792,578
50,992	Zip Co. Ltd. (Australia)*	410,571

		31,391,835

Health Care – 19.4%
3,914	10X Genomics, Inc., Class A*	696,653
475,608	3SBio, Inc. (China)*(b)	473,318
20,864	Abbott Laboratories	2,499,090
21,588	AbbVie, Inc.	2,325,891
2,360	ABIOMED, Inc.*	765,938
14,018	AdaptHealth Corp.*	431,334
11,229	Adaptive Biotechnologies Corp.*	635,225
50,421	Agenus, Inc.*	201,684
8,330	Agilent Technologies, Inc.	1,016,843
8,931	Akouos, Inc.*	181,924
321,549	Alibaba Health Information Technology Ltd. (China)*	1,077,723
21,549	Allscripts Healthcare Solutions, Inc.*	332,501
7,676	Amgen, Inc.	1,726,486
18,028	AstraZeneca PLC (United Kingdom)	1,750,485
10,622	BioNTech SE ADR (Germany)*	1,158,117
2,096	Bio-Techne Corp.	758,102
7,342	Bluebird Bio, Inc.*	228,336
24,244	Boston Scientific Corp.*	940,182
31,892	Bristol-Myers Squibb Co.	1,955,936
16,488	Burning Rock Biotech Ltd. ADR (China)*	593,403
3,950	Castle Biosciences, Inc.*	300,516
10,025	Cerner Corp.	693,128
21,173	Change Healthcare, Inc.*	484,226
6,542	CompuGroup Medical SE & Co. KgaA (Germany)	564,582
5,830	CRISPR Therapeutics AG (Switzerland)*	732,773
16,489	CVS Health Corp.	1,123,396
3,243	DexCom, Inc.*	1,290,001
4,587	Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	316,524
9,674	Editas Medicine, Inc.*	424,302
10,334	Edwards Lifesciences Corp.*	858,755
10,841	Eli Lilly and Co.	2,221,212
7,960	Exact Sciences Corp.*	1,083,515
6,347	Fate Therapeutics, Inc.*	569,453

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,414	Galapagos NV (Belgium)*	$448,571
16,972	Genetron Holdings Ltd. ADR (China)*	417,341
24,951	Gilead Sciences, Inc.	1,531,991
64,821	GlaxoSmithKline PLC (United Kingdom)	1,079,178
7,236	Globus Medical, Inc., Class A*	452,250
6,647	Guardant Health, Inc.*	978,305
4,128	Hill-Rom Holdings, Inc.	440,334
10,105	Horizon Therapeutics PLC*	918,646
3,424	Illumina, Inc.*	1,504,540
7,784	I-Mab ADR (China)*(a)	460,735
12,528	Immatics NV (Germany)*	135,177
3,295	Insulet Corp.*	853,734
8,239	Intellia Therapeutics, Inc.*	498,130
2,287	Intuitive Surgical, Inc.*	1,685,062
10,800	Invitae Corp.*	433,404
2,804	iRhythm Technologies, Inc.*	451,164
19,321	Johnson & Johnson	3,061,606
21,144	Koninklijke Philips NV (Netherlands)*	1,153,751
3,694	Masimo Corp.*	926,197
19,835	Medtronic PLC	2,320,100
26,461	Merck & Co., Inc.	1,921,598
172,121	Mesoblast Ltd. (Australia)*(a)	327,810
2,099	Mezzion Pharma Co. Ltd. (South Korea)*	282,669
9,708	Moderna, Inc.*	1,502,895
18,910	Myriad Genetics, Inc.*	576,566
23,471	Nektar Therapeutics*	532,557
12,770	NextGen Healthcare, Inc.*	238,799
18,038	Novartis AG (Switzerland)	1,557,927
6,041	NuVasive, Inc.*	364,454
25,287	Ono Pharmaceutical Co. Ltd. (Japan)	679,763
6,098	OptimizeRx Corp.*	324,292
6,565	Personalis, Inc.*	202,399
69,277	Pfizer, Inc.	2,320,087
8,762	Pulmonx Corp.*	497,944
13,575	QIAGEN NV*	678,750
2,739	Regeneron Pharmaceuticals, Inc.*	1,234,111
9,321	Relay Therapeutics, Inc.*	384,678
12,447	Repare Therapeutics, Inc. (Canada)*	409,506
32,694	ResMed, Inc.	621,402
8,391	Roche Holding AG (Switzerland)	2,761,624
9,824	Rocket Pharmaceuticals, Inc.*	546,018
32,377	Sangamo Therapeutics, Inc.*	372,012
19,575	Sanofi (France)	1,801,018
4,930	Sarepta Therapeutics, Inc.*	429,206
133,124	Senseonics Holdings, Inc.*(a)	455,284
60,378	Shanghai Junshi Biosciences Co. Ltd., Class H (China)*(b)	618,775
8,829	SI-BONE, Inc.*	277,142
40,894	Smith & Nephew PLC (United Kingdom)	792,145
6,809	Stryker Corp.	1,652,476
17,167	Takara Bio, Inc. (Japan)	466,799
7,064	Tandem Diabetes Care, Inc.*	678,073
4,828	Teladoc Health, Inc.*	1,067,423

Common Stocks – (continued)
Health Care – (continued)
50,314	Teva Pharmaceutical Industries Ltd. ADR (Israel)*	541,379
14,535	Theravance Biopharma, Inc.*	240,845
2,936	Thermo Fisher Scientific, Inc.	1,321,435
89,913	TransEnterix, Inc.*	334,476
3,063	Ultragenyx Pharmaceutical, Inc.*	433,537
4,081	Vertex Pharmaceuticals, Inc.*	867,417
53,700	Well Health Technologies Corp. (Canada)*	376,664
66,306	ZIOPHARM Oncology, Inc.*	353,411

		81,207,136

Industrials – 7.0%
53,101	ABB Ltd. (Switzerland)	1,532,087
4,531	AeroVironment, Inc.*	498,772
27,821	AgEagle Aerial Systems, Inc.*	225,350
3,005	Alfen Beheer BV (Netherlands)*(b)	256,417
6,414	ASGN, Inc.*	596,310
6,272	Barnes Group, Inc.	328,339
9,269	Boeing Co. (The)*	1,965,121
7,558	Daihen Corp. (Japan)	321,006
3,988	Equifax, Inc.	645,577
5,356	FANUC Corp. (Japan)	1,324,170
3,467	FedEx Corp.	882,352
3,116	FTI Consulting, Inc.*	356,938
152,409	General Electric Co.	1,911,209
20,780	Kawasaki Heavy Industries Ltd. (Japan)*	465,765
18,029	Kratos Defense & Security Solutions, Inc.*	495,798
9,529	LIG Nex1 Co. Ltd. (South Korea)	313,817
13,027	Lyft, Inc., Class A*	725,604
7,688	Maxar Technologies, Inc.	371,040
729	MBB SE (Germany)	111,492
21,964	MINEBEA MITSUMI, Inc. (Japan)	539,101
52,452	Mitsubishi Electric Corp. (Japan)	772,207
9,620	Nabtesco Corp. (Japan)	408,132
11,642	Nidec Corp. (Japan)	1,477,378
24,438	Nikola Corp.*	442,328
17,399	Nordex SE (Germany)*	468,840
11,511	Parsons Corp.*	411,403
26,217	Pitney Bowes, Inc.	222,320
3,036	Proto Labs, Inc.*	442,284
4,028	Rockwell Automation, Inc.	979,932
6,741	Schneider Electric SE (France)	1,005,186
9,112	Shibaura Machine Co. Ltd. (Japan)	241,356
29,674	Siemens Energy AG (Germany)*	1,125,572
9,401	Sunrun, Inc.*	588,315
2,477	Teledyne Technologies, Inc.*	918,967
10,438	Textron, Inc.	525,449
7,189	Thales SA (France)	684,468
24,596	Uber Technologies, Inc.*	1,272,843
6,342	United Parcel Service, Inc., Class B	1,000,958
4,985	Verisk Analytics, Inc.	816,792
11,150	Virgin Galactic Holdings, Inc.*	415,115
310,581	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)(a)	664,614

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
15,001	Yaskawa Electric Corp. (Japan)	$749,064

		29,499,788

Information Technology – 32.9%
9,117	2U, Inc.*	361,307
13,190	3D Systems Corp.*	472,730
9,513	8x8, Inc.*	325,440
14,187	ACI Worldwide, Inc.*	542,795
3,802	Adobe, Inc.*	1,747,665
10,789	Advanced Micro Devices, Inc.*	911,778
569	Adyen NV (Netherlands)*(b)	1,323,290
6,174	Akamai Technologies, Inc.*	583,443
2,761	Alteryx, Inc., Class A*	263,952
5,827	Ambarella, Inc.*	655,479
4,930	Amphenol Corp., Class A	619,602
21,177	Appen Ltd. (Australia)	273,636
64,056	Apple, Inc.	7,767,431
2,642	Arista Networks, Inc.*	739,337
2,742	Atlassian Corp. PLC, Class A*	651,773
8,437	Atos SE (France)*	661,762
4,215	Autodesk, Inc.*	1,163,340
10,108	Avaya Holdings Corp.*	299,904
2,954	BASE, Inc. (Japan)*	294,735
5,048	Belden, Inc.	223,172
51,733	BlackBerry Ltd. (Canada)*	519,917
6,045	Booz Allen Hamilton Holding Corp.	466,311
756,193	BrainChip Holdings Ltd. (Australia)*	301,504
16,109	Brightcove, Inc.*	350,854
4,244	Broadcom, Inc.	1,994,128
3,475	Broadridge Financial Solutions, Inc.	495,153
5,365	Brooks Automation, Inc.	446,153
1,677	CACI International, Inc., Class A*	371,187
8,598	Canadian Solar, Inc. (Canada)*	403,504
6,658	CEVA, Inc.*	407,669
4,396	Check Point Software Technologies Ltd. (Israel)*	484,615
8,101	Ciena Corp.*	422,629
44,258	Cisco Systems, Inc.	1,985,856
24,938	Cloudera, Inc.*	402,499
6,108	Cloudflare, Inc., Class A*	451,809
4,980	CM.com NV (Netherlands)*	164,416
10,053	Cognex Corp.	830,277
18,999	Corning, Inc.	726,522
1,994	Coupa Software, Inc.*	690,442
4,894	Crowdstrike Holdings, Inc., Class A*	1,057,104
3,252	CyberArk Software Ltd.*	477,491
5,137	Dassault Systemes (France)	1,071,846
12,312	Digi International, Inc.*	287,608
8,876	Digital Garage, Inc. (Japan)	339,078
5,764	Docebo, Inc. (Canada)*	253,325
4,412	DocuSign, Inc.*	1,000,024
12,406	Edenred (France)	691,030
4,696	Euronet Worldwide, Inc.*	705,856
10,491	EVERTEC, Inc. (Puerto Rico)	408,100
1,297	Fair Isaac Corp.*	593,442
3,398	FARO Technologies, Inc.*	317,577

Common Stocks – (continued)
Information Technology – (continued)
7,416	Fidelity National Information Services, Inc.	1,023,408
23,931	FireEye, Inc.*	462,347
5,089	First Solar, Inc.*	412,311
20,157	Fiserv, Inc.*	2,325,513
3,251	FleetCor Technologies, Inc.*	901,535
14,403	FLIR Systems, Inc.	769,120
6,256	Fortinet, Inc.*	1,056,326
5,181	Global Payments, Inc.	1,025,786
4,660	Guidewire Software, Inc.*	517,213
3,677	Hennge KK (Japan)*	264,023
40,968	Himax Technologies, Inc. ADR (Taiwan)*	551,839
37,594	HP, Inc.	1,089,098
182,649	Ideanomics, Inc.*	582,650
29,918	Infineon Technologies AG (Germany)	1,307,321
12,638	Infocom Corp. (Japan)	311,858
2,809	Inphi Corp.*	462,333
22,517	Inseego Corp.*(a)	328,523
67,101	Intel Corp.	4,078,399
6,518	InterDigital, Inc.	413,046
22,171	International Business Machines Corp.	2,636,797
6,407	Intuit, Inc.	2,499,627
4,564	IPG Photonics Corp.*	1,037,625
9,452	Jabil, Inc.	408,043
26,029	Juniper Networks, Inc.	605,955
17,665	Kainos Group PLC (United Kingdom)	325,018
2,409	Keyence Corp. (Japan)	1,143,224
5,771	Keysight Technologies, Inc.*	816,712
157,058	Learning Technologies Group PLC (United Kingdom)	359,018
4,952	Leidos Holdings, Inc.	438,004
16,472	Marathon Digital Holdings, Inc.*	496,631
19,894	Marvell Technology Group Ltd.	960,482
7,746	Mastercard, Inc., Class A	2,740,922
7,374	Materialise NV ADR (Belgium)*	335,591
9,790	Medallia, Inc.*	395,222
36,169	Microsoft Corp.	8,404,952
9,502	Mimecast Ltd.*	407,446
7,467	Nemetschek SE (Germany)	472,659
8,000	NETGEAR, Inc.*	320,000
2,706	Nice Ltd. ADR (Israel)*	621,135
239,501	Nokia OYJ ADR (Finland)*	938,844
7,513	Novanta, Inc.*	994,195
15,065	NVIDIA Corp.	8,264,358
5,163	NXP Semiconductors NV (Netherlands)	942,506
3,633	Okta, Inc.*	949,848
36,226	OneConnect Financial Technology Co. Ltd. ADR (China)*	660,400
9,819	Open Text Corp. (Canada)	437,633
29,147	Opera Ltd. ADR (Norway)*(a)	351,513
21,085	Oracle Corp.	1,360,193
3,480	OSI Systems, Inc.*	329,278
12,925	Pagseguro Digital Ltd., Class A (Brazil)*	750,426
2,669	Palo Alto Networks, Inc.*	956,329

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
321,530	PAX Global Technology Ltd. (Hong Kong)	$295,527
9,753	PayPal Holdings, Inc.*	2,534,317
15,235	Perspecta, Inc.	444,862
12,827	Ping Identity Holding Corp.*	300,537
4,710	Proofpoint, Inc.*	569,533
4,333	PTC, Inc.*	593,361
4,219	Q2 Holdings, Inc.*	514,212
22,985	QIWI PLC ADR (Russia)	245,710
3,554	Qorvo, Inc.*	620,990
13,493	QUALCOMM, Inc.	1,837,612
1,083,587	Razer, Inc.*(a)(b)	358,991
17,041	Repay Holdings Corp.*	371,494
17,649	Riot Blockchain, Inc.*	771,967
2,737	Rogers Corp.*	496,711
9,109	S&T AG (Austria)*(a)	245,012
26,099	Sabre Corp.	383,394
13,321	salesforce.com, Inc.*	2,883,996
2,797	Samsung SDS Co. Ltd. (South Korea)	484,216
13,568	SAP SE (Germany)	1,680,810
30,934	Seiko Epson Corp. (Japan)	506,372
7,974	Semtech Corp.*	584,574
1,698	ServiceNow, Inc.*	905,815
5,865	Shift4 Payments, Inc., Class A*	448,672
1,128	Shopify, Inc., Class A (Canada)*	1,444,934
16,246	Sierra Wireless, Inc. (Canada)*	273,258
3,825	Silicon Laboratories, Inc.*	595,706
5,529	Skyworks Solutions, Inc.	983,167
17,575	Slack Technologies, Inc., Class A*	719,345
11,520	Software AG (Germany)	515,133
11,351	Square, Inc., Class A*	2,611,071
13,175	SS&C Technologies Holdings, Inc.	873,239
10,178	StoneCo Ltd., Class A (Brazil)*	873,374
10,442	Stratasys Ltd.*	360,145
12,293	SunPower Corp.*	427,428
10,771	Tenable Holdings, Inc.*	440,642
12,635	Teradyne, Inc.	1,624,987
10,713	Unisys Corp.*	263,004
28,520	Velodyne Lidar, Inc.*(a)	418,959
8,076	Verint Systems, Inc.*	398,066
6,868	Viasat, Inc.*	351,230
11,805	Visa, Inc., Class A	2,507,264
5,750	VMware, Inc., Class A*	794,708
2,403	WEX, Inc.*	500,665
5,295	WNS Holdings Ltd. ADR (India)*	395,589
5,805	Xilinx, Inc.	756,392
133,543	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H (China)(b)	185,922
8,650	Yokowo Co. Ltd. (Japan)	229,525
3,646	Zoom Video Communications, Inc., Class A*	1,362,182
3,676	Zscaler, Inc.*	753,690

		137,982,042

Real Estate – 0.7%
3,669	CoreSite Realty Corp. REIT	446,554
12,179	Digital Realty Trust, Inc. REIT	1,640,877

Common Stocks – (continued)
Real Estate – (continued)
1,448	Equinix, Inc. REIT	938,796

		3,026,227

Utilities – 1.4%
9,130	Atlantica Sustainable Infrastructure PLC (Spain)	330,049
18,455	Avangrid, Inc.	844,501
9,127	Azure Power Global Ltd. (India)*	276,731
697,996	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	193,454
19,109	Brookfield Renewable Partners LP (Canada)	814,321
14,246	Dominion Energy, Inc.	973,287
2,043,628	Huaneng Power International, Inc., Class H (China)	698,127
21,737	Innergex Renewable Energy, Inc. (Canada)	413,449
16,292	NextEra Energy, Inc.	1,197,136

		5,741,055

TOTAL COMMON STOCKS
(Cost $361,032,851)		$417,154,692

Closed-End Fund – 0.1%
222,252	Greencoat UK Wind PLC/Funds
(Cost $394,409)		$395,871

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $361,427,260)		$417,550,563

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,995,889	0.036%	$2,995,889
(Cost $2,995,889)

TOTAL INVESTMENTS – 100.3%
(Cost $364,423,149)		$420,546,452

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,287,433)

NET ASSETS – 100.0%		$419,259,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.2%
1,901	Alphabet, Inc., Class A*	$3,843,651
1,841	Alphabet, Inc., Class C*	3,749,859
41,070	AT&T, Inc.	1,145,442
36	Cable One, Inc.	68,935
979	Charter Communications, Inc., Class A*	600,538
30,633	Comcast Corp., Class A	1,614,972
1,047	Discovery, Inc., Class A*(a)	55,522
2,086	Discovery, Inc., Class C*	93,870
2,512	Electronic Arts, Inc.	336,533
15,204	Facebook, Inc., Class A*	3,916,854
2,609	Interpublic Group of Cos., Inc. (The)	68,147
2,875	Netflix, Inc.*	1,549,194
1,095	New York Times Co. (The), Class A	56,031
1,429	Omnicom Group, Inc.	98,215
3,167	T-Mobile US, Inc.*	379,945
4,931	Twitter, Inc.*	379,983
23,865	Verizon Communications, Inc.	1,319,735
74	ViacomCBS, Inc., Class A	4,755
3,661	ViacomCBS, Inc., Class B	236,098
12,218	Walt Disney Co. (The)*	2,309,691
443	Zillow Group, Inc., Class A*	75,230
1,101	Zillow Group, Inc., Class C*	177,624
7,764	Zynga, Inc., Class A*	86,569

		22,167,393

Consumer Discretionary – 11.3%
2,867	Amazon.com, Inc.*	8,867,430
2,354	Aptiv PLC*	352,723
158	AutoZone, Inc.*	183,267
1,540	Best Buy Co., Inc.	154,539
276	Booking Holdings, Inc.*	642,669
594	Brunswick Corp.	52,492
1,094	CarMax, Inc.*	130,744
3,256	Carnival Corp.*	87,098
188	Chipotle Mexican Grill, Inc.*	271,096
253	Columbia Sportswear Co.	26,077
874	Darden Restaurants, Inc.	120,026
414	Dick’s Sporting Goods, Inc.	29,547
1,700	Dollar General Corp.	321,283
4,434	eBay, Inc.	250,166
794	Etsy, Inc.*	174,894
913	Expedia Group, Inc.	146,993
34,312	Ford Motor Co.*	401,450
1,227	Gap, Inc. (The)*	30,614
1,316	Garmin Ltd.	163,210
11,001	General Motors Co.	564,681
313	Grand Canyon Education, Inc.*	32,768
1,114	Hasbro, Inc.	104,393
1,842	Hilton Worldwide Holdings, Inc.*	227,819
7,262	Home Depot, Inc. (The)	1,876,065
236	Hyatt Hotels Corp., Class A*	20,756
1,056	Kohl’s Corp.	58,344
1,541	L Brands, Inc.*	84,231
2,233	Las Vegas Sands Corp.	139,786
526	Lear Corp.	87,363
5,127	Lowe’s Cos., Inc.	819,038
1,000	Lululemon Athletica, Inc.*	311,680

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,814	Marriott International, Inc., Class A*	268,599
3,162	MGM Resorts International	119,492
3,364	Newell Brands, Inc.	77,944
10,799	NIKE, Inc., Class B	1,455,489
733	Nordstrom, Inc.(a)	26,718
341	Pool Corp.	114,157
2,341	PulteGroup, Inc.	105,603
614	PVH Corp.	61,376
2,558	Qurate Retail, Inc.Series A	31,770
413	Ralph Lauren Corp.	48,354
1,234	Royal Caribbean Cruises Ltd.	115,095
1,133	Service Corp. International	54,112
7,901	Starbucks Corp.	853,545
2,421	Tapestry, Inc.	102,021
3,377	Target Corp.	619,477
8,098	TJX Cos., Inc. (The)	534,387
780	Tractor Supply Co.	123,989
564	Travel + Leisure Co.	34,083
363	Ulta Beauty, Inc.*	117,006
1,724	Under Armour, Inc., Class C*	31,377
2,836	VF Corp.	224,413
478	Wayfair, Inc., Class A*	138,132
535	Whirlpool Corp.	101,693
659	Wynn Resorts Ltd.*	86,810
2,035	Yum! Brands, Inc.	210,684

		22,389,568

Consumer Staples – 6.4%
4,874	Archer-Daniels-Midland Co.	275,771
396	Brown-Forman Corp., Class A	26,370
1,589	Brown-Forman Corp., Class B	113,741
1,193	Bunge Ltd.	91,360
1,709	Campbell Soup Co.	77,725
2,185	Church & Dwight Co., Inc.	172,069
1,110	Clorox Co. (The)	200,966
34,061	Coca-Cola Co. (The)	1,668,648
7,423	Colgate-Palmolive Co.	558,210
4,288	Conagra Brands, Inc.	145,492
2,983	Costco Wholesale Corp.	987,373
5,343	General Mills, Inc.	293,918
1,298	Hershey Co. (The)	189,054
2,444	Hormel Foods Corp.	113,328
587	Ingredion, Inc.	52,947
968	J M Smucker Co. (The)	108,416
2,208	Kellogg Co.	127,424
2,991	Kimberly-Clark Corp.	383,835
5,697	Kraft Heinz Co. (The)	207,257
5,225	Kroger Co. (The)	168,297
2,182	McCormick & Co., Inc.	183,899
12,440	Mondelez International, Inc., Class A	661,310
12,229	PepsiCo, Inc.	1,579,865
21,472	Procter & Gamble Co. (The)	2,652,436
2,529	Tyson Foods, Inc., Class A	171,137
4,890	Walgreens Boots Alliance, Inc.	234,378
9,420	Walmart, Inc.	1,223,846

		12,669,072

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 2.8%
2,688	Apache Corp.	$53,034
4,674	Baker Hughes Co.	114,419
1,648	Cheniere Energy, Inc.*	111,059
13,790	Chevron Corp.	1,379,000
9,747	ConocoPhillips	506,941
4,210	Devon Energy Corp.	90,683
2,903	Equitrans Midstream Corp.	20,989
30,311	Exxon Mobil Corp.	1,648,009
1,956	Hess Corp.	128,177
5,607	Marathon Oil Corp.	62,238
4,629	Marathon Petroleum Corp.	252,836
6,002	Occidental Petroleum Corp.	159,713
3,168	ONEOK, Inc.	140,311
3,122	Phillips 66	259,282
9,933	Schlumberger NV	277,230
2,916	Valero Energy Corp.	224,474
8,695	Williams Cos., Inc. (The)	198,594

		5,626,989

Financials – 11.4%
340	Affiliated Managers Group, Inc.	47,590
5,289	Aflac, Inc.	253,290
2,310	Allstate Corp. (The)	246,246
2,829	Ally Financial, Inc.	117,404
4,980	American Express Co.	673,595
6,560	American International Group, Inc.	288,312
898	Ameriprise Financial, Inc.	198,674
1,726	Aon PLC, Class A	393,028
1,452	Arthur J Gallagher & Co.	173,950
1,147	Associated Banc-Corp.	23,112
444	Assurant, Inc.	54,710
627	Axis Capital Holdings Ltd.	31,682
58,919	Bank of America Corp.	2,045,079
298	Bank of Hawaii Corp.	26,075
6,077	Bank of New York Mellon Corp. (The)	256,206
1,121	BlackRock, Inc.	778,535
238	BOK Financial Corp.	20,482
3,445	Capital One Financial Corp.	414,055
10,489	Charles Schwab Corp. (The)	647,381
3,423	Chubb Ltd.	556,511
15,860	Citigroup, Inc.	1,044,857
1,052	Comerica, Inc.	71,641
800	Commerce Bancshares, Inc.	59,224
3,037	Equitable Holdings, Inc.	89,804
189	Erie Indemnity Co., Class A	45,757
250	FactSet Research Systems, Inc.	75,978
5,408	Fifth Third Bancorp	187,604
822	First American Financial Corp.	43,188
4,130	First Horizon Corp.	66,906
1,314	First Republic Bank	216,482
2,440	FNB Corp.	28,865
2,522	Goldman Sachs Group, Inc. (The)(b)	805,729
281	Hanover Insurance Group, Inc. (The)	32,413
2,718	Hartford Financial Services Group, Inc. (The)	137,775
7,679	Huntington Bancshares, Inc.	117,796
4,214	Intercontinental Exchange, Inc.	464,846

Common Stocks – (continued)
Financials – (continued)
2,854	Invesco Ltd.	63,987
23,073	JPMorgan Chase & Co.	3,395,653
7,386	KeyCorp	148,754
762	Lazard Ltd., Class A	29,482
1,457	Lincoln National Corp.	82,860
594	LPL Financial Holdings, Inc.	78,135
3,853	Marsh & McLennan Cos., Inc.	443,943
5,854	MetLife, Inc.	337,190
1,236	Moody’s Corp.	339,764
10,152	Morgan Stanley	780,384
145	Morningstar, Inc.	32,516
620	MSCI, Inc.	257,002
870	Nasdaq, Inc.	120,312
1,461	Northern Trust Corp.	138,985
3,229	PNC Financial Services Group, Inc. (The)	543,634
2,066	Principal Financial Group, Inc.	116,894
4,451	Progressive Corp. (The)	382,563
3,010	Prudential Financial, Inc.	261,027
7,305	Regions Financial Corp.	150,702
514	Reinsurance Group of America, Inc.	62,826
1,834	S&P Global, Inc.	604,046
2,842	SLM Corp.	44,875
2,677	State Street Corp.	194,805
390	SVB Financial Group*	197,090
4,433	Synchrony Financial	171,468
1,721	T. Rowe Price Group, Inc.	279,043
1,924	Travelers Cos., Inc. (The)	279,942
10,256	Truist Financial Corp.	584,182
1,666	Umpqua Holdings Corp.	28,439
1,540	Unum Group	40,779
10,349	US Bancorp	517,450
952	Voya Financial, Inc.	57,387
28,601	Wells Fargo & Co.	1,034,498

		22,535,399

Health Care – 13.1%
11,583	Abbott Laboratories	1,387,412
11,805	AbbVie, Inc.	1,271,871
2,345	Agilent Technologies, Inc.	286,254
409	Agios Pharmaceuticals, Inc.*	19,403
522	Align Technology, Inc.*	296,031
1,052	Alkermes PLC*	20,030
3,904	Amgen, Inc.	878,088
1,668	Anthem, Inc.	505,721
3,410	Baxter International, Inc.	264,923
1,848	Becton Dickinson and Co.	445,645
1,027	Biogen, Inc.*	280,248
1,209	BioMarin Pharmaceutical, Inc.*	93,613
254	Bio-Techne Corp.	91,869
9,572	Boston Scientific Corp.*	371,202
15,171	Bristol-Myers Squibb Co.	930,437
1,083	Catalent, Inc.*	123,148
3,846	Centene Corp.*	225,145
1,924	Cerner Corp.	133,025
2,374	Cigna Corp.	498,303
327	Cooper Cos., Inc. (The)	126,264
8,836	CVS Health Corp.	601,997

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,130	Edwards Lifesciences Corp.*	$343,203
5,649	Eli Lilly and Co.	1,157,424
657	Encompass Health Corp.	52,849
994	Exact Sciences Corp.*	135,303
8,414	Gilead Sciences, Inc.	516,620
1,782	HCA Healthcare, Inc.*	306,557
951	Henry Schein, Inc.*	58,819
1,715	Hologic, Inc.*	123,634
885	Humana, Inc.	335,990
563	IDEXX Laboratories, Inc.*	292,856
983	Illumina, Inc.*	431,940
1,218	Incyte Corp.*	95,808
776	Intuitive Surgical, Inc.*	571,757
17,670	Johnson & Johnson	2,799,988
327	Masimo Corp.*	81,989
1,090	McKesson Corp.	184,777
8,989	Medtronic PLC	1,051,443
16,930	Merck & Co., Inc.	1,229,457
179	Mettler-Toledo International, Inc.*	199,773
37,265	Pfizer, Inc.	1,248,005
421	PRA Health Sciences, Inc.*	62,060
899	Quest Diagnostics, Inc.	103,915
645	Regeneron Pharmaceuticals, Inc.*	290,618
959	ResMed, Inc.	184,876
340	Sage Therapeutics, Inc.*	28,900
848	Seagen, Inc.*	128,141
560	STERIS PLC	97,888
2,321	Stryker Corp.	563,283
311	Teleflex, Inc.	123,815
2,646	Thermo Fisher Scientific, Inc.	1,190,912
6,326	UnitedHealth Group, Inc.	2,101,624
607	Varian Medical Systems, Inc.*	106,389
1,739	Vertex Pharmaceuticals, Inc.*	369,624
3,190	Zoetis, Inc.	495,216

		25,916,082

Industrials – 7.9%
4,265	3M Co.	746,631
1,153	AECOM*	66,747
807	Alaska Air Group, Inc.*	52,471
695	Allegion PLC	75,602
3,283	American Airlines Group, Inc.*(a)	68,746
361	Armstrong World Industries, Inc.	30,894
4,053	Boeing Co. (The)*	859,277
717	BWX Technologies, Inc.	41,593
4,131	Caterpillar, Inc.	891,800
1,117	Cummins, Inc.	282,824
2,378	Deere & Co.	830,207
4,303	Delta Air Lines, Inc.*	206,286
3,034	Eaton Corp. PLC	394,996
4,514	Emerson Electric Co.	387,753
1,833	FedEx Corp.	466,498
985	Flowserve Corp.	36,445
1,213	Fortune Brands Home & Security, Inc.	100,849
1,924	General Dynamics Corp.	314,516
65,955	General Electric Co.	827,076
1,247	Graco, Inc.	86,479

Common Stocks – (continued)
Industrials – (continued)
5,330	Honeywell International, Inc.	1,078,525
2,978	Howmet Aerospace, Inc.*	83,712
298	Huntington Ingalls Industries, Inc.	52,421
2,388	Illinois Tool Works, Inc.	482,806
946	Jacobs Engineering Group, Inc.	108,866
636	J.B. Hunt Transport Services, Inc.	93,409
2,075	JetBlue Airways Corp.*	38,242
5,511	Johnson Controls International PLC	307,459
261	Lennox International, Inc.	73,020
1,878	Lockheed Martin Corp.	620,210
437	ManpowerGroup, Inc.	41,270
412	Mercury Systems, Inc.*	26,928
2,394	Nielsen Holdings PLC	53,650
433	Nordson Corp.	83,314
1,186	Northrop Grumman Corp.	345,909
512	Oshkosh Corp.	54,272
807	Owens Corning	65,383
1,246	Pentair PLC	69,689
10,819	Raytheon Technologies Corp.	778,860
1,591	Republic Services, Inc.	141,742
879	Rockwell Automation, Inc.	213,843
396	Ryder System, Inc.	26,837
406	Snap-on, Inc.	82,463
3,615	Southwest Airlines Co.	210,140
1,169	Stanley Black & Decker, Inc.	204,388
274	Teledyne Technologies, Inc.*	101,654
807	Toro Co. (The)	81,321
1,810	Trane Technologies PLC	277,364
5,153	Union Pacific Corp.	1,061,312
1,803	United Airlines Holdings, Inc.*	94,982
5,437	United Parcel Service, Inc., Class B	858,122
544	United Rentals, Inc.*	161,775
1,220	Univar Solutions, Inc.*	24,290
1,202	Verisk Analytics, Inc.	196,948
3,204	Waste Management, Inc.	355,292
420	Woodward, Inc.	47,972
338	W.W. Grainger, Inc.	125,976
686	XPO Logistics, Inc.*	79,988
1,353	Xylem, Inc.	134,705

		15,706,749

Information Technology – 28.5%
463	2U, Inc.*	18,349
4,838	Accenture PLC, Class A	1,213,854
3,046	Adobe, Inc.*	1,400,155
7,580	Advanced Micro Devices, Inc.*	640,586
1,011	Akamai Technologies, Inc.*	95,539
351	Alliance Data Systems Corp.	33,871
2,328	Analog Devices, Inc.	362,749
102,179	Apple, Inc.	12,390,226
5,799	Applied Materials, Inc.	685,384
371	Arista Networks, Inc.*	103,821
565	Arrow Electronics, Inc.*	56,647
1,388	Autodesk, Inc.*	383,088
3,261	Automatic Data Processing, Inc.	567,479
739	Avnet, Inc.	28,134
1,020	Booz Allen Hamilton Holding Corp.	78,683

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
870	Broadridge Financial Solutions, Inc.	$123,966
897	CDW Corp.	140,730
962	Ciena Corp.*	50,188
26,886	Cisco Systems, Inc.	1,206,375
779	Citrix Systems, Inc.	104,059
1,636	Dell Technologies, Inc., Class C*	132,630
1,127	DocuSign, Inc.*	255,446
1,545	Dropbox, Inc., Class A*	34,832
1,595	DXC Technology Co.	40,226
416	Elastic NV*	55,906
384	F5 Networks, Inc.*	72,952
4,686	Fidelity National Information Services, Inc.	646,668
655	First Solar, Inc.*	53,068
4,359	Fiserv, Inc.*	502,898
837	Fortinet, Inc.*	141,327
2,258	Global Payments, Inc.	447,061
1,057	GoDaddy, Inc., Class A*	85,744
8,120	Hewlett Packard Enterprise Co.	118,227
8,692	HP, Inc.	251,807
261	HubSpot, Inc.*	134,415
25,975	Intel Corp.	1,578,760
5,625	International Business Machines Corp.	668,981
1,595	Intuit, Inc.	622,273
1,109	Jabil, Inc.	47,876
575	Jack Henry & Associates, Inc.	85,353
2,067	Juniper Networks, Inc.	48,120
1,417	Keysight Technologies, Inc.*	200,534
981	KLA Corp.	305,317
918	Lam Research Corp.	520,680
179	Littelfuse, Inc.	46,579
6,720	Mastercard, Inc., Class A	2,377,872
1,678	Maxim Integrated Products, Inc.	156,339
7,039	Micron Technology, Inc.*	644,280
47,412	Microsoft Corp.	11,017,601
1,075	Motorola Solutions, Inc.	188,641
812	National Instruments Corp.	36,053
1,394	NetApp, Inc.	87,264
325	New Relic, Inc.*	19,870
3,455	NortonLifeLock, Inc.	67,407
3,738	NVIDIA Corp.	2,050,592
11,931	Oracle Corp.	769,669
437	PagerDuty, Inc.*	19,551
589	Palo Alto Networks, Inc.*	211,045
312	Paycom Software, Inc.*	116,763
288	Paylocity Holding Corp.*	55,063
8,915	PayPal Holdings, Inc.*	2,316,563
249	Pegasystems, Inc.	32,955
1,521	Pure Storage, Inc., Class A*	35,561
7,125	QUALCOMM, Inc.	970,354
500	RingCentral, Inc., Class A*	189,080
5,551	salesforce.com, Inc.*	1,201,791
1,230	ServiceNow, Inc.*	656,156
1,005	Splunk, Inc.*	143,725
2,803	Square, Inc., Class A*	644,774
956	Synopsys, Inc.*	234,421
682	Teradata Corp.*	27,348

Common Stocks – (continued)
Information Technology – (continued)
1,046	Teradyne, Inc.	134,526
5,811	Texas Instruments, Inc.	1,001,061
1,890	Trimble, Inc.*	140,125
885	Twilio, Inc., Class A*	347,699
250	Tyler Technologies, Inc.*	115,855
639	VeriSign, Inc.*	123,985
12,861	Visa, Inc., Class A	2,731,548
508	VMware, Inc., Class A*	70,211
3,094	Western Union Co. (The)	71,843
1,113	Workday, Inc., Class A*	272,885
1,059	Xerox Holdings Corp.	26,983
1,544	Xilinx, Inc.	201,183
397	Zebra Technologies Corp., Class A*	198,274
730	Zendesk, Inc.*	106,682

		56,595,161

Materials – 2.7%
1,624	Air Products and Chemicals, Inc.	415,127
775	Albemarle Corp.	121,838
487	AptarGroup, Inc.	63,344
405	Ashland Global Holdings, Inc.	34,069
631	Avery Dennison Corp.	110,557
2,418	Ball Corp.	206,473
1,002	Berry Global Group, Inc.*	55,511
407	Cabot Corp.	20,037
852	Celanese Corp.	118,351
1,561	CF Industries Holdings, Inc.	70,682
5,454	Dow, Inc.	323,477
992	Eastman Chemical Co.	108,386
1,831	Ecolab, Inc.	383,338
10,647	Freeport-McMoRan, Inc.*	361,040
1,697	International Flavors & Fragrances, Inc.	229,960
2,888	International Paper Co.	143,389
3,864	Linde PLC (United Kingdom)	943,859
1,884	LyondellBasell Industries NV, Class A	194,222
471	Martin Marietta Materials, Inc.	158,666
5,903	Newmont Corp.	321,005
2,208	Nucor Corp.	132,083
707	Packaging Corp. of America	93,338
625	Sherwin-Williams Co. (The)	425,212
755	Sonoco Products Co.	44,975
1,348	Valvoline, Inc.	33,646
1,001	Vulcan Materials Co.	167,157
1,937	Westrock Co.	84,434

		5,364,176

Real Estate – 2.1%
3,359	American Tower Corp. REIT	725,981
1,068	AvalonBay Communities, Inc. REIT	187,701
1,183	Boston Properties, Inc. REIT	117,271
714	Camden Property Trust REIT	74,363
2,537	CBRE Group, Inc., Class A*	192,229
3,164	Crown Castle International Corp. REIT	492,793
2,124	Digital Realty Trust, Inc. REIT	286,167
1,260	Douglas Emmett, Inc. REIT	41,265
676	Equinix, Inc. REIT	438,278
1,320	Equity LifeStyle Properties, Inc. REIT	81,378

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,795	Equity Residential REIT	$182,821
496	Essex Property Trust, Inc. REIT	126,376
956	Extra Space Storage, Inc. REIT	120,169
920	JBG SMITH Properties REIT	29,210
391	Jones Lang LaSalle, Inc.*	68,026
3,127	Kimco Realty Corp. REIT	57,318
5,606	Prologis, Inc. REIT	555,386
2,219	UDR, Inc. REIT	91,356
2,838	Ventas, Inc. REIT	150,130
5,681	Weyerhaeuser Co. REIT	192,415

		4,210,633

Utilities – 2.4%
2,346	Alliant Energy Corp.	108,291
2,313	Ameren Corp.	162,535
4,669	American Electric Power Co., Inc.	349,475
531	Avangrid, Inc.	24,299
2,683	CMS Energy Corp.	145,177
3,148	Consolidated Edison, Inc.	206,666
7,667	Dominion Energy, Inc.	523,809
1,804	DTE Energy Co.	212,367
6,910	Duke Energy Corp.	591,427
3,362	Edison International	181,514
3,225	Eversource Energy	256,323
9,153	Exelon Corp.	353,306
1,505	MDU Resources Group, Inc.	42,290
2,275	NRG Energy, Inc.	83,060
4,747	Public Service Enterprise Group, Inc.	255,531
2,724	Sempra Energy	315,930
9,936	Southern Co. (The)	563,570
4,562	Vistra Corp.	78,695
4,938	Xcel Energy, Inc.	289,317

		4,743,582

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $156,912,528)		$197,924,804

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
127,644	0.036%	$127,644
(Cost $127,644)

TOTAL INVESTMENTS – 99.9%
(Cost $157,040,172)		$198,052,448

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		205,816

NET ASSETS – 100.0%		$198,258,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF
Assets:
Investments in unaffiliated issuers, at value (cost $483,196,303, $153,506,228, $360,282,456 and $156,347,895, respectively)(a)	$570,701,545	$185,645,218	$415,703,969	$197,119,075
Investments in affiliated issuers, at value (cost $834,365, $—, $1,144,804 and $564,633, respectively)	1,250,445	—	1,846,594	805,729
Investments in securities lending reinvestment vehicle, at value which equals cost	—	2,109,000	2,995,889	127,644
Cash	366,515	631,448	990,342	87,958
Foreign currency, at value (cost $—, $—, $120,541 and $—, respectively)	—	—	119,527	—
Receivables:

Investments sold	5,964,150	4,762,446	364,039	—

Dividends	765,995	70,697	369,093	276,055

Securities lending income	755	925	18,530	64

Foreign tax reclaims	—	—	9,754	—

Total assets	579,049,405	193,219,734	422,417,737	198,416,525

Liabilities:

Payables:

Fund shares redeemed	5,969,157	4,776,112	—	—

Management fees	41,213	65,314	162,829	30,617

Upon return of securities loaned	—	2,109,000	2,995,889	127,644

Total liabilities	6,010,370	6,950,426	3,158,718	158,261

Net Assets:

Paid-in capital	474,317,140	143,952,963	349,345,680	159,661,231

Total distributable earnings	98,721,895	42,316,345	69,913,339	38,597,033

NET ASSETS	$573,039,035	$186,269,308	$419,259,019	$198,258,264
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,600,000	1,950,000	7,250,000	3,575,000

Net asset value per share:	$59.69	$95.52	$57.83	$55.46

(a)	Includes loaned securities having a market value of $—, $2,275,500, $2,707,452 and $126,157 for Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF, Innovate Equity ETF, and JUST U.S. Large Cap Equity ETF, respectively.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF*	JUST U.S. Large Cap Equity ETF
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $—, $—, $19,495 and $—, respectively)	$3,507,677	$262,673	$898,282	$1,352,978

Dividends — affiliated issuers	5,095	—	6,828	3,167

Securities lending income — unaffiliated issuer	9,288	925	57,275	611

Total investment income	3,522,060	263,598	962,385	1,356,756

Expenses:

Management fees	199,197	320,372	548,974	170,337

Trustee fees	4,500	2,761	2,034	2,979

Total expenses	203,697	323,133	551,008	173,316

NET INVESTMENT INCOME (LOSS)	3,318,363	(59,535)	411,377	1,183,440

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(538,244)	1,024,563	1,181,882	(1,192,501)

Investments — affiliated issuers	25,589	—	17,223	691

In-kind redemptions — unaffiliated issuers	27,773,725	21,848,276	12,466,647	4,934,866

In-kind redemptions — affiliated issuers	58,953	—	—	12,064

Foreign currency transactions	—	—	(27,603)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	45,311,035	4,969,993	55,421,513	11,828,199

Investments — affiliated issuers	392,230	—	701,790	269,795

Foreign currency translations	—	—	(12,691)	—

Net realized and unrealized gain	73,023,288	27,842,832	69,748,761	15,853,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,341,651	$27,783,297	$70,160,138	$17,036,554

*	For the period November 6, 2020 (commencement of operations) through February 28, 2021.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Equal Weight U.S. Large Cap Equity ETF		Hedge Industry VIP ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income (loss)	$3,318,363	$4,498,022	$(59,535)	$228,898

Net realized gain (loss)	27,320,023	(8,657,941)	22,872,839	9,179,771

Net change in unrealized gain	45,703,265	35,075,172	4,969,993	22,564,797

Net increase in net assets resulting from operations	76,341,651	30,915,253	27,783,297	31,973,466

Distributions to shareholders:

From distributable earnings	(3,228,164)	(4,152,895)	(935)	(329,128)

From return of capital	—	—	—	(6,291)

Total distributions to shareholders	(3,228,164)	(4,152,895)	(935)	(335,419)

From share transactions:

Proceeds from sales of shares	255,744,379	156,356,207	107,891,668	60,238,984

Cost of shares redeemed	(76,251,878)	(31,674,529)	(64,489,916)	(56,399,720)

Net increase in net assets resulting from share transactions	179,492,501	124,681,678	43,401,752	3,839,264

TOTAL INCREASE	252,605,988	151,444,036	71,184,114	35,477,311

Net assets:

Beginning of period	$320,433,047	$168,989,011	$115,085,194	$79,607,883

End of period	$573,039,035	$320,433,047	$186,269,308	$115,085,194

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF
	For the Period November 6, 2020* to February 28, 2021 (Unaudited)	For the Six Months Ended February 28, 2021 (Unaudited)	For the Fiscal Year Ended August 31, 2020
From operations:

Net investment income	$411,377	$1,183,440	$2,111,991

Net realized gain	13,638,149	3,755,120	5,650,053

Net change in unrealized gain	56,110,612	12,097,994	23,643,251

Net increase in net assets resulting from operations	70,160,138	17,036,554	31,405,295

Distributions to shareholders:

From distributable earnings	(246,799)	(1,164,667)	(2,180,884)

From share transactions:

Proceeds from sales of shares	377,959,520	43,105,330	46,857,228

Cost of shares redeemed	(28,613,840)	(13,472,947)	(52,602,473)

Net increase (decrease) in net assets resulting from share transactions	349,345,680	29,632,383	(5,745,245)

TOTAL INCREASE	419,259,019	45,504,270	23,479,166

Net assets:

Beginning of period	$—	$152,753,994	$129,274,828

End of period	$419,259,019	$198,258,264	$152,753,994

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Equal Weight U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period September 12, 2017* to August 31, 2018
			2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.86		$46.30	$46.33	$40.58

Net investment income(a)	0.40		0.93	0.81	0.77

Net realized and unrealized gain (loss)	8.84		4.52	(0.10)	5.52

Total gain from investment operations	9.24		5.45	0.71	6.29

Distributions to shareholders from net investment income	(0.41)		(0.89)	(0.74)	(0.54)

Net asset value, end of period	$59.69		$50.86	$46.30	$46.33

Market price, end of period	$59.68		$50.95	$46.32	$46.35

Total Return at Net Asset Value(b)	18.28%		12.08%	1.62%	15.60%

Net assets, end of period (in 000’s)	$573,039		$320,433	$168,989	$76,438

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09	%(c)

Ratio of net investment income to average net assets	1.47	%(c)	1.98%	1.81%	1.82	%(c)

Portfolio turnover rate(d)	21%		48%	39%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Hedge Industry VIP ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period November 1, 2016* to August 31, 2017
			2020		2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$79.37		$56.86		$57.98	$50.46	$40.00

Net investment income (loss)(a)	(0.04)		0.16	(c)	0.51	0.17	0.32	(d)

Net realized and unrealized gain (loss)	16.19		22.59		(1.11)	7.52	10.31

Total gain (loss) from investment operations	16.15		22.75		(0.60)	7.69	10.63

Distributions to shareholders from net investment income	0.00	(b)	(0.24)		(0.52)	(0.17)	(0.17)

Distributions to shareholders from return of capital	—		—	(b)	—	—	—

Total distributions to shareholders	0.00	(b)	(0.24)		(0.52)	(0.17)	(0.17)

Net asset value, end of period	$95.52		$79.37		$56.86	$57.98	$50.46

Market price, end of period	$95.53		$79.50		$57.03	$57.98	$50.48

Total Return at Net Asset Value(e)	20.35%		40.07%		(0.99)%	15.27%	26.61%

Net assets, end of period (in 000’s)	$186,269		$115,085		$79,608	$110,155	$45,410

Ratio of total expenses to average net assets	0.45	%(f)	0.45%		0.45%	0.45%	0.45	%(f)

Ratio of net investment income to average net assets	(0.08	)%(f)	0.26	%(c)	0.91%	0.31%	0.84	%(d)(f)

Portfolio turnover rate(g)	63%		124%		103%	129%	116%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.11% of average net assets.
(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.11 per share and 0.24% of average net assets.
(e)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INNOVATE EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout The Period

	Innovate Equity ETF
	For the Period November 6, 2020* to February 28, 2021 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$50.03

Net investment income(a)	0.06

Net realized and unrealized gain	7.78

Total gain from investment operations	7.84

Distributions to shareholders from net investment income	(0.04)

Net asset value, end of period	$57.83

Market price, end of period	$58.05

Total Return at Net Asset Value(b)	15.68%

Net assets, end of period (in 000’s)	$419,259

Ratio of total expenses to average net assets	0.49	%(c)

Ratio of net investment income to average net assets	0.36	%(c)

Portfolio turnover rate(d)	21%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	JUST U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period June 7, 2018* to August 31, 2018
			2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.92		$42.04	$42.13	$40.08

Net investment income(a)	0.36		0.74	0.72	0.17

Net realized and unrealized gain	4.54		8.90	0.08	1.88

Total gain from investment operations	4.90		9.64	0.80	2.05

Distributions to shareholders from net investment income	(0.36)		(0.76)	(0.89)	—

Net asset value, end of period	$55.46		$50.92	$42.04	$42.13

Market price, end of period	$55.66		$50.88	$42.06	$42.13

Total Return at Net Asset Value(b)	9.68%		23.29%	2.06%	5.11%

Net assets, end of period (in 000’s)	$198,258		$152,754	$129,275	$272,805

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	1.37	%(c)	1.69%	1.79%	1.84	%(c)

Portfolio turnover rate(d)	11%		14%	17%	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Diversified
Goldman Sachs Hedge Industry VIP ETF	Diversified
Goldman Sachs Innovate Equity ETF*	Diversified
Goldman Sachs JUST U.S. Large Cap Equity ETF	Diversified

*	The Goldman Sachs Innovate Equity ETF commenced operations following a reorganization at the close of business on November 6, 2020 of the Goldman Sachs Data-Driven World ETF, the Goldman Sachs Finance Reimagined ETF, the Goldman Sachs Human Evolution ETF, the Goldman Sachs Manufacturing Revolution ETF and the Goldman Sachs New Age Consumer ETF into the Fund. The reorganization was completed via an in-kind transaction amounting to $307,712,434 in market value.

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange traded fund (“ETF”). Shares of the Goldman Sachs Hedged Industry VIP ETF, Goldman Sachs Innovate Equity ETF, and Goldman Sachs JUST U.S. Large Cap Equity ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF are traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains,

34

GOLDMAN SACHS EQUITY ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

35

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2021:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$571,951,990	$—	$—

Total	$571,951,990	$—	$—

36

GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$10,329,430	$—	$—

North America	175,315,788	—	—

Securities Lending Reinvestment Vehicle	2,109,000	—	—

Total	$187,754,218	$—	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$68,701,813	$585,894	$—

Europe	42,665,928	—	—

North America	298,831,053	621,402	—

Oceania	985,711	327,810	—

South America	4,830,952	—	—

Securities Lending Reinvestment Vehicle	2,995,889	—	—

Total	$419,011,346	$1,535,106	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$943,859	$—	$—

North America	196,980,945	—	—

Securities Lending Reinvestment Vehicle	127,644	—	—

Total	$198,052,448	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2021, contractual and effective net unitary management fee rates with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	0.09%
Goldman Sachs Hedge Industry VIP ETF	0.45%
Goldman Sachs Innovate Equity ETF	0.50%
Goldman Sachs JUST U.S. Large Cap Equity ETF	0.20%

B.  Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	$632,434	$551,322	$(410,083)	$84,542	$392,230	$1,250,445	3,914	$5,095
Goldman Sachs Innovate Equity ETF*	—	1,487,529	(359,948)	17,223	701,790	1,846,594	5,780	6,828
Goldman Sachs JUST U.S. Large Cap Equity ETF	455,221	152,039	(84,081)	12,755	269,795	805,729	2,522	3,167

*	Commenced operations on November 6, 2020.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	4,600,000	$255,744,379	3,400,000	$156,356,177
Shares Redeemed	(1,300,000)	(76,251,878)	(750,000)	(31,674,529)

NET INCREASE IN SHARES	3,300,000	$179,492,501	2,650,000	$124,681,648

	Goldman Sachs Hedge Industry VIP ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	1,200,000	$107,891,668	900,000	$60,238,946
Shares Redeemed	(700,000)	(64,489,916)	(850,000)	(56,399,720)

NET INCREASE IN SHARES	500,000	$43,401,752	50,000	$3,839,226

	Goldman Sachs Innovate Equity ETF

	For the Period November 6, 2020* through February 28, 2021 (Unaudited)

Shares Sold	7,750,000	$377,959,520
Shares Redeemed	(500,000)	(28,613,840)

NET INCREASE IN SHARES	7,250,000	$349,345,680

	Goldman Sachs JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Fiscal Year Ended August 31, 2020

Shares Sold	825,000	$43,105,330	1,075,000	$46,857,228
Shares Redeemed	(250,000)	(13,472,947)	(1,150,000)	(52,602,473)

NET INCREASE (DECREASE) IN SHARES	575,000	$29,632,383	(75,000)	$(5,745,245)

*	Commencement of operations

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the period ended February 28, 2021, were as follows:

Fund	Purchases	Sales
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	$92,721,176	$94,021,330
Goldman Sachs Hedge Industry VIP ETF	90,293,969	90,965,053
Goldman Sachs Innovate Equity ETF*	78,327,467	72,968,358
Goldman Sachs JUST U.S. Large Cap Equity ETF	20,654,949	19,643,339

*	Commenced operations on November 6, 2020.

The purchases and sales from in-kind creation and redemption transactions for the period ended February 28, 2021, were as follows:

Fund	Purchases	Sales
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	$255,485,922	$74,350,375
Goldman Sachs Hedge Industry VIP ETF	107,806,269	64,237,040
Goldman Sachs Innovate Equity ETF*	371,495,868	28,891,441
Goldman Sachs JUST U.S. Large Cap Equity ETF	43,024,417	13,514,659

*	Commenced operations on November 6, 2020.

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invested the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with

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GOLDMAN SACHS EQUITY ETFS

7. SECURITIES LENDING (continued)

certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2021, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2021
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	$695,187	$8,047,962	$(8,743,149)	$—
Goldman Sachs Hedge Industry VIP ETF	—	2,109,000	—	2,109,000
Goldman Sachs Innovate Equity ETF*	—	12,980,372	(9,984,483)	2,995,889
Goldman Sachs JUST U.S. Large Cap Equity ETF	76,274	1,059,982	(1,008,612)	127,644

*	Commenced operations on November 6, 2020.

8. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2020, the Funds’ capital loss carryforwards on a tax-basis were as follows:

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Goldman Sachs Hedge Industry VIP ETF	Goldman Sachs Innovate Equity ETF*,**	Goldman Sachs JUST U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(3,558,901)	$(10,844,232)	$(87,595)	$(4,099,633)

Perpetual Long-Term	(3,700,950)	(917,719)	(264,253)	(1,120,241)

*	Commenced operations on November 6, 2020.

**	The capital loss carryforwards of the Goldman Sachs Innovate Equity ETF were acquired in a tax-free reorganization on November 6, 2020. The amounts shown above are estimated and utilization of these losses may be subject to limitation.

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

8. TAX INFORMATION (continued)

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Goldman Sachs Hedge Industry VIP ETF	Goldman Sachs Innovate Equity ETF*	Goldman Sachs JUST U.S. Large Cap Equity ETF

Tax Cost	$494,203,953	$156,488,290	$364,436,135	$158,364,850

Gross unrealized gain	93,614,356	33,840,231	64,124,111	44,133,113
Gross unrealized loss	(15,866,319)	(2,574,304)	(8,013,794)	(4,445,515)
Net unrealized gains (losses) on securities	$77,748,037	$31,265,927	$56,110,317	$39,687,598

*	Commenced operations on November 6, 2020.

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and Passive Foreign Investment Companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including

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9. OTHER RISKS (continued)

declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Funds will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Funds. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Funds are expected to deviate from their respective investment objectives in anticipation of the closing of the Reorganization. The Funds therefore may be subject to higher tracking error risk during the period leading up to the closing of the Reorganization.

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Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

10. IDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date other than noted above have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Fund Expenses — For the Six Months ended 2/28/2021 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to the Innovate Equity Fund, which commenced operations on November 6, 2020, the example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2020 and held for the six months ended February 28, 2021, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Equal Weight U.S. Large Cap Equity ETF				Hedge Industry VIP ETF				Innovate Equity ETF				JUST U.S. Large Cap Equity ETF
	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid**	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid**	Beginning Account Value 11/9/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid**
Actual based on NAV	$1,000	$1,182.80		$0.49	$1,000	$1,203.50		$2.46	$1,000	$1,156.80		$1.65	$1,000	$1,096.80		$1.04
Hypothetical 5% return	1,000	1,024.35	+	0.45	1,000	1,022.56	+	2.26	1,000	1,013.81	+	1.54	1,000	1,023.80	+	1.00

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	The Fund commenced operations on November 6, 2020. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 115/365, which represents a period of 115 days of a 365 day year (to reflect the Fund’s commencement of operation).

**	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Equal Weight U.S. Large Cap Equity ETF	0.09%
Equal Hedge Industry VIP ETF	0.45
Innovate Equity ETF	0.50
JUST U.S. Large Cap Equity ETF	0.20

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GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 22-23, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved in 2019. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund, to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by third-party service providers, except for the Goldman Sachs Hedge Industry VIP ETF, which seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2020. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its index.

47

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG and Frank Russell Company for the use of the underlying indices of the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF, respectively, and to JUST Capital Foundation, Inc. for the use of certain trademarks and trade names with respect to the Goldman Sachs JUST U.S. Large Cap Equity ETF. They noted that no license fee would be payable to the Investment Adviser by the Goldman Sachs Hedge Industry VIP ETF for use of the index created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate, and that significant economies of scale are unlikely to be realized in the competitive environment in which the Funds operate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

48

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2021.

49

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Innovate Equity ETF (Unaudited)

Background

The Goldman Sachs Innovate Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on November 6, 2020. At a meeting held on July 27, 2020 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. The Trustees also approved the reorganization of the Goldman Sachs Data-Driven World ETF, Goldman Sachs Finance Reimagined ETF, Goldman Sachs Human Evolution ETF, Goldman Sachs Manufacturing Revolution ETF and Goldman Sachs New Age Consumer ETF with and into the Fund at the Meeting, effective November 6, 2020.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index owned and calculated by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the contractual management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on

50

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Innovate Equity ETF (Unaudited) (continued)

the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and administrative services directed to the needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable by the Investment Adviser to Solactive AG for the use of its index. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

51

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF
Goldman Sachs MarketBetaTM U.S. Equity ETF
Goldman Sachs Physical Gold ETF

INDEX DISCLAIMERS

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Large Cap Equal Weight Index (GTR) (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS, ITS AFFILIATES AND ANY OF ITS CLIENTS MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES, INCLUDING THOSE LINKED TO THE INDEX. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

FUNDS PROFILE

The Goldman Sachs Innovate Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive Innovative Global Equity Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Innovate Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Innovate Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Innovate Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

Neither JUST Capital Foundation, Inc. (“JUST Capital”) nor any of its affiliates (collectively, the “JUST Parties”) in any way sells, sponsors, supports, promotes, or endorses the Goldman Sachs JUST U.S. Large Cap Equity ETF (the “GS ETF”), or has involvement in its operations or distribution. The JUST US Large Cap Diversified Index (the “JUST Index”) has been licensed by Russell on an “as is” basis to Goldman Sachs Asset Management L.P. (“Goldman Sachs”) in connection withGoldman Sachs’ sponsorship of the GS ETF, and JUST Capital’s only relationship with Goldman Sachs is the licensing of certain trademarks and trade names of JUST Capital or its affiliates. The JUST Parties and any other person or entity involved in or related to compiling, computing, or creating the JUST Index expressly disclaim all representations, warranties, and liabilities relating to or in connection with the GS ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose).

No JUST Party makes any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST Index, the GS ETF, or any of the data included in either of the foregoing, (ii) the level at which the JUST Index or GS ETF is said to stand at any particular time on any particular day or otherwise, (iii) the suitability of the JUST Index for the purpose to which it is being put in connection with the GS ETF, or (iv) the advisability of investing in securities generally or in any index or ETF, including those provided by Goldman Sachs.

No JUST Party has provided, nor will any provide, any financial or investment advice or recommendation in relation to the JUST Index or the GS ETF to Goldman Sachs Asset Management or to its clients. No JUST Party shall be (i) liable (whether in negligence or otherwise) to any person for any error in the JUST Index or (ii) under any obligation to advise any person of any error therein. Without limiting any of the foregoing, in no event shall any JUST Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits), or any other damages in connection with the JUST Index or the GS ETF.

Data and information regarding the JUST Index is proprietary to JUST Capital or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of JUST Capital. JUST Index® and JUST Capital Index® are trademarks of JUST Capital and have been licensed for use by Goldman Sachs Asset Management L.P. by JUST Capital and/or its agent.

Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index and does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. The JUST US Large Cap Diversified Index was provided on an “as is” basis. Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the JUST US Large Cap Diversified Index (collectively, the “Russell Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).

Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST US Large Cap Diversified Index (upon which the Goldman Sachs JUST U.S. Large Cap Equity ETF is based), (ii) the figure at which the JUST US Large Cap Diversified Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the JUST US Large Cap Diversified Index for the purpose to which it is being put in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF.

Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the JUST US Large Cap Diversified Index to Goldman Sachs Asset Management or to its clients. The JUST US Large Cap Diversified Index is calculated by Russell or its agent as calculation agent. Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF.

TRUSTEES Lawrence W. Stranghoener, Chairman Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2021 Goldman Sachs. All rights reserved. Info to come 236967-OTU-04/2021 EQTYETFSAR-21

Goldman Sachs Funds

Semi-Annual Report	February 28, 2021

Goldman Sachs MarketBeta ETFs
MarketBeta® Emerging Markets Equity ETF (GSEE)
MarketBeta® International Equity ETF (GSID)
MarketBeta® U.S. Equity ETF (GSUS)

MarketBeta® is a registered trademark of GSAM.

Goldman Sachs MarketBeta® ETFs

∎	MARKETBETA® EMERGING MARKETS EQUITY ETF

∎	MARKETBETA® INTERNATIONAL EQUITY ETF

∎	MARKETBETA® U.S. EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

MarketBeta® Emerging Markets Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$57.18
Net Asset Value (NAV)[1]	$56.85

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Emerging Markets Large & Mid Cap Index[3]
Shares	21.41%	21.56%	21.58%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® Emerging Markets Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Emerging Markets Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%	Information Technology	Taiwan

Tencent Holdings Ltd.	6.4	Communication Services	China

Alibaba Group Holding Ltd. ADR	5.7	Consumer Discretionary	China

Samsung Electronics Co. Ltd.	4.5	Information Technology	South Korea

Meituan, Class B	1.4	Consumer Discretionary	China

Naspers Ltd., Class N	1.3	Consumer Discretionary	South Africa

Reliance Industries Ltd.	1.1	Energy	India

JD.com, Inc. ADR	1.1	Consumer Discretionary	China

iShares MSCI Malaysia ETF	1.0	Exchange-Traded Fund	United States
Baidu, Inc. ADR	1.0	Communication Services	China

FUND VS BENCHMARK[5]

February 28, 2021

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.7% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

MarketBeta® International Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$53.27
Net Asset Value (NAV)[1]	$53.01

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Developed Markets ex North America Large & Mid Cap Index[3]
Shares	14.55%	15.02%	14.67%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® International Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	1.8%	Consumer Staples	Switzerland
ASML Holding NV	1.4	Information Technology	Netherlands
Roche Holding AG	1.4	Health Care	Switzerland
Novartis AG	1.2	Health Care	Switzerland
Toyota Motor Corp.	1.0	Consumer Discretionary	Japan
LVMH Moet Hennessy Louis Vuitton SE	1.0	Consumer Discretionary	France
AIA Group Ltd.	0.9	Financials	Hong Kong
Unilever PLC	0.8	Consumer Staples	United Kingdom
Sony Corp.	0.8	Consumer Discretionary	Japan
Siemens AG	0.8	Industrials	Germany

FUND VS BENCHMARK[5]

February 28, 2021

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 28, 2021. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

MarketBeta® U.S. Equity ETF

as of February 28, 2021

FUND SNAPSHOT

As of February 28, 2021

Market Price[1]	$53.33
Net Asset Value (NAV)[1]	$53.15

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2020–February 28, 2021	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS United States Large & Mid Cap Index[3]
Shares	10.25%	10.46%	10.28%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® U.S. Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/21[4]

Holding	% of Net Assets	Line of Business	Country

Apple, Inc.	6.2%	Information Technology	United States
Microsoft Corp.	5.2	Information Technology	United States
Amazon.com, Inc.	4.0	Consumer Discretionary	United States
Facebook, Inc., Class A	1.9	Communication Services	United States
Alphabet, Inc., Class A	1.8	Communication Services	United States
Alphabet, Inc., Class C	1.8	Communication Services	United States
Tesla, Inc.	1.6	Consumer Discretionary	United States
JPMorgan Chase & Co.	1.4	Financials	United States
Johnson & Johnson	1.3	Health Care	United States
Visa, Inc., Class A	1.1	Information Technology	United States

FUND VS BENCHMARK[5]

February 28, 2021

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Argentina – 0.1%
148	Banco Macro SA ADR (Financials)*	$2,007
227	Globant SA (Information Technology)*	48,741
404	Grupo Financiero Galicia SA ADR (Financials)	3,010
290	Pampa Energia SA ADR (Utilities)*	3,866
426	Telecom Argentina SA ADR (Communication Services)	2,539
192	Transportadora de Gas del Sur SA ADR (Energy)*	902
1,130	YPF SA ADR (Energy)*	4,893

		65,958

Brazil – 3.9%
25,778	Ambev SA (Consumer Staples)	64,849
2,458	Atacadao SA (Consumer Staples)	8,384
1,249	B2W Cia Digital (Consumer Discretionary)*	18,377
11,962	B3 SA – Brasil Bolsa Balcao (Financials)	116,550
7,502	Banco Bradesco SA (Financials)	27,717
1,840	Banco BTG Pactual SA (Financials)	33,557
5,042	Banco do Brasil SA (Financials)	25,377
2,249	Banco Santander Brasil SA (Financials)	15,089
3,959	BB Seguridade Participacoes SA (Financials)	18,065
4,260	BRF SA (Consumer Staples)*	16,541
6,846	CCR SA (Industrials)	13,820
2,416	Centrais Eletricas Brasileiras SA (Utilities)	14,050
941	Cia Brasileira de Distribuicao (Consumer Staples)	14,014
2,024	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	13,365
1,128	Cia Energetica de Minas Gerais (Utilities)	2,957
3,769	Cia Siderurgica Nacional SA (Materials)	22,230
6,531	Cielo SA (Information Technology)	4,219
10,961	Cogna Educacao (Consumer Discretionary)*	7,356
633	Cosan Ltd., Class A (Energy)	11,666
771	Cosan SA (Energy)	11,261
1,101	CPFL Energia SA (Utilities)	5,701
1,506	Energisa SA (Utilities)	11,801
1,034	Engie Brasil Energia SA (Utilities)	7,635
5,048	Equatorial Energia SA (Utilities)	18,206
6,365	Hapvida Participacoes e Investimentos SA (Health Care)(a)	17,703
2,369	Hypera SA (Health Care)	13,934
2,688	Itau Unibanco Holding SA (Financials)	11,272
4,095	Klabin SA (Materials)*	21,654
3,474	Localiza Rent a Car SA (Industrials)	36,155
1,523	Lojas Americanas SA (Consumer Discretionary)	6,285
4,651	Lojas Renner SA (Consumer Discretionary)	30,595
723	M Dias Branco SA (Consumer Staples)	3,714
15,728	Magazine Luiza SA (Consumer Discretionary)	68,240
1,624	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	5,735

Common Stocks – (continued)
Brazil – (continued)
5,143	Natura & Co. Holding SA (Consumer Staples)*	42,607
1,329	Neoenergia SA (Utilities)	3,899
3,171	Notre Dame Intermedica Participacoes SA (Health Care)	49,343
1,050	Pagseguro Digital Ltd., Class A (Information Technology)*	60,963
4,271	Petrobras Distribuidora SA (Consumer Discretionary)	15,266
21,609	Petroleo Brasileiro SA (Energy)	85,885
549	Porto Seguro SA (Financials)	4,294
6,729	Raia Drogasil SA (Consumer Staples)	28,048
7,379	Rumo SA (Industrials)*	23,965
999	StoneCo Ltd., Class A (Information Technology)*	85,724
4,614	Suzano SA (Materials)*	60,578
2,435	Telefonica Brasil SA (Communication Services)	19,225
4,829	TIM SA (Communication Services)	11,091
4,636	Ultrapar Participacoes SA (Energy)*	16,072
25,250	Vale SA (Materials)	428,245
8,675	Via Varejo SA (Consumer Discretionary)*	18,477
4,397	WEG SA (Industrials)	61,580
784	XP, Inc., Class A (Financials)*	34,606

		1,767,942

Chile – 0.4%
253,679	Banco de Chile (Financials)	27,821
357	Banco de Credito e Inversiones SA (Financials)	15,501
368,240	Banco Santander Chile (Financials)	21,081
7,969	Cencosud SA (Consumer Staples)	15,620
2,880	Cencosud Shopping SA (Real Estate)	5,695
867	Cia Cervecerias Unidas SA (Consumer Staples)	7,487
42,432	Colbun SA (Utilities)	7,933
800	Empresa Nacional de Telecomunicaciones SA (Communication Services)	5,421
6,323	Empresas CMPC SA (Materials)	18,450
2,311	Empresas COPEC SA (Energy)	26,080
156,202	Enel Americas SA (Utilities)	23,792
147,624	Enel Chile SA (Utilities)	10,921
4,421	Falabella SA (Consumer Discretionary)	18,334

		204,136

China – 39.6%
2,219	360 Security Technology, Inc., Class A (Information Technology)	5,513
172	51job, Inc. ADR (Industrials)*	11,283
3,825	AAC Technologies Holdings, Inc. (Information Technology)	20,611
899	AECC Aviation Power Co. Ltd., Class A (Industrials)	8,349
5,748	Agile Group Holdings Ltd. (Real Estate)	8,121
16,971	Agricultural Bank of China Ltd., Class A (Financials)	8,538

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
165,937	Agricultural Bank of China Ltd., Class H (Financials)	$60,322
1,423	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	15,873
2,159	Air China Ltd., Class A (Industrials)	2,695
10,002	Air China Ltd., Class H (Industrials)	8,252
662	Airtac International Group (Industrials)	23,055
10,898	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	2,591,109
3,050	A-Living Smart City Services Co. Ltd. (Industrials)(a)	12,778
4,957	Aluminum Corp. of China Ltd., Class A (Materials)*	3,251
22,182	Aluminum Corp. of China Ltd., Class H (Materials)*	11,209
1,839	Angang Steel Co. Ltd., Class A (Materials)	920
8,986	Angang Steel Co. Ltd., Class H (Materials)	4,193
200	Angel Yeast Co. Ltd., Class A (Consumer Staples)	1,648
1,377	Anhui Conch Cement Co. Ltd., Class A (Materials)	11,335
6,939	Anhui Conch Cement Co. Ltd., Class H (Materials)	44,636
325	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	11,750
160	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,419
6,112	ANTA Sports Products Ltd. (Consumer Discretionary)	93,760
80	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	3,247
80	Autobio Diagnostics Co. Ltd., Class A (Health Care)	1,517
330	Autohome, Inc. ADR (Communication Services)	37,633
420	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	2,665
3,358	Avic Capital Co. Ltd., Class A (Financials)	2,130
1,300	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	2,450
400	AVIC Jonhon Optronic Technology Co. Ltd., Class A (Information Technology)	4,249
320	AVIC Shenyang Aircraft Co. Ltd., Class A (Industrials)	4,005
974	AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A (Industrials)	4,760
10,542	BAIC Motor Corp. Ltd., Class H (Consumer Discretionary)(a)	3,778
1,577	Baidu, Inc. ADR (Communication Services)*	447,016
7,441	Bank of Beijing Co. Ltd., Class A (Financials)	5,478
1,359	Bank of Chengdu Co. Ltd., Class A (Financials)	2,307

Common Stocks – (continued)
China – (continued)
12,040	Bank of China Ltd., Class A (Financials)	6,020
490,494	Bank of China Ltd., Class H (Financials)	171,984
13,814	Bank of Communications Co. Ltd., Class A (Financials)	9,743
42,612	Bank of Communications Co. Ltd., Class H (Financials)	24,060
2,019	Bank of Hangzhou Co. Ltd., Class A (Financials)	4,992
4,397	Bank of Jiangsu Co. Ltd., Class A (Financials)	3,902
3,498	Bank of Nanjing Co. Ltd., Class A (Financials)	4,750
2,114	Bank of Ningbo Co. Ltd., Class A (Financials)	13,082
5,000	Bank of Shanghai Co. Ltd., Class A (Financials)	6,466
1,846	Bank of Zhengzhou Co. Ltd., Class A (Financials)	1,091
5,999	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	6,962
3,118	BBMG Corp., Class A (Materials)	1,376
13,560	BBMG Corp., Class H (Materials)	2,814
423	BeiGene Ltd. ADR (Health Care)*	135,360
1,599	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,465
1,000	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	2,096
2,813	Beijing Enterprises Holdings Ltd. (Utilities)	9,736
24,122	Beijing Enterprises Water Group Ltd. (Utilities)*	9,546
595	Beijing New Building Materials PLC, Class A (Industrials)	4,441
838	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	6,108
1,199	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,410
240	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,301
240	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	2,022
559	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	1,643
480	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	2,599
17,500	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	15,340
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	1,824
80	BGI Genomics Co. Ltd., Class A (Health Care)	1,704
1,167	Bilibili, Inc. ADR (Communication Services)*	147,007
21,018	BOC Hong Kong Holdings Ltd. (Financials)	69,903
12,096	BOE Technology Group Co. Ltd., Class A (Information Technology)	11,368

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,286	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	$15,509
639	BYD Co. Ltd., Class A (Consumer Discretionary)	19,453
4,038	BYD Co. Ltd., Class H (Consumer Discretionary)	102,650
559	By-health Co. Ltd., Class A (Consumer Staples)	1,884
1,359	Caitong Securities Co. Ltd., Class A (Financials)	2,355
430	CanSino Biologics, Inc., Class H (Health Care)*(a)(b)	20,454
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	6,496
2,079	Changjiang Securities Co. Ltd., Class A (Financials)	2,326
639	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	3,688
240	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,408
96	China Biologic Products Holdings, Inc. (Health Care)*	11,476
13,564	China Bohai Bank Co. Ltd., Class H (Financials)*(a)	7,484
51,375	China Cinda Asset Management Co. Ltd., Class H (Financials)	10,199
1,759	China CITIC Bank Corp. Ltd., Class A (Financials)	1,420
55,886	China CITIC Bank Corp. Ltd., Class H (Financials)	26,368
1,279	China Coal Energy Co. Ltd., Class A (Energy)	985
12,281	China Coal Energy Co. Ltd., Class H (Energy)	5,050
14,027	China Communications Services Corp. Ltd., Class H (Industrials)	6,618
9,277	China Conch Venture Holdings Ltd. (Industrials)	41,258
3,598	China Construction Bank Corp., Class A (Financials)	4,031
544,122	China Construction Bank Corp., Class H (Financials)	436,989
3,118	China Eastern Airlines Corp. Ltd., Class A (Industrials)	2,271
9,257	China Eastern Airlines Corp. Ltd., Class H (Industrials)	4,224
13,760	China Everbright Bank Co. Ltd., Class A (Financials)	8,706
43,461	China Everbright Bank Co. Ltd., Class H (Financials)	18,825
20,759	China Everbright Environment Group Ltd. (Industrials)	11,882
11,349	China Evergrande Group (Real Estate)	23,232
11,965	China Feihe Ltd. (Consumer Staples)(a)	32,776
559	China Film Co. Ltd., Class A (Communication Services)	1,149

Common Stocks – (continued)
China – (continued)
1,454	China Fortune Land Development Co. Ltd., Class A (Real Estate)	1,903
1,279	China Galaxy Securities Co. Ltd., Class A (Financials)	2,126
21,878	China Galaxy Securities Co. Ltd., Class H (Financials)	13,509
1,759	China Gezhouba Group Co. Ltd., Class A (Industrials)	1,832
639	China Great Wall Securities Co. Ltd., Class A (Financials)	1,094
1,119	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	2,982
16,382	China Hongqiao Group Ltd. (Materials)	20,316
39,321	China Huarong Asset Management Co. Ltd., Class H (Financials)(a)	4,663
8,136	China International Capital Corp. Ltd., Class H (Financials)*(a)	18,774
559	China International Marine Containers Group Co. Ltd., Class A (Industrials)	1,241
38,508	China Jinmao Holdings Group Ltd. (Real Estate)	16,034
1,279	China Jushi Co. Ltd., Class A (Materials)	4,431
719	China Life Insurance Co. Ltd., Class A (Financials)	3,679
43,647	China Life Insurance Co. Ltd., Class H (Financials)	92,050
2,033	China Literature Ltd. (Communication Services)*(a)	18,948
18,620	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	27,700
15,870	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	86,742
7,260	China Merchants Bank Co. Ltd., Class A (Financials)	57,252
24,125	China Merchants Bank Co. Ltd., Class H (Financials)	185,198
2,238	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	1,806
8,023	China Merchants Port Holdings Co. Ltd. (Industrials)	11,687
2,579	China Merchants Securities Co. Ltd., Class A (Financials)	8,669
2,705	China Merchants Securities Co. Ltd., Class H (Financials)(a)	3,801
2,318	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	4,600
12,481	China Minsheng Banking Corp. Ltd., Class A (Financials)	9,977
40,458	China Minsheng Banking Corp. Ltd., Class H (Financials)	24,148
6,217	China Molybdenum Co. Ltd., Class A (Materials)	6,428
21,676	China Molybdenum Co. Ltd., Class H (Materials)	16,766
22,692	China National Building Material Co. Ltd., Class H (Materials)	34,401
160	China National Software & Service Co. Ltd., Class A (Information Technology)	1,437

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,359	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)*	$4,339
28,237	China Overseas Land & Investment Ltd. (Real Estate)	71,490
2,409	China Pacific Insurance Group Co. Ltd., Class A (Financials)	16,428
15,296	China Pacific Insurance Group Co. Ltd., Class H (Financials)	70,295
7,984	China Petroleum & Chemical Corp., Class A (Energy)	5,557
146,407	China Petroleum & Chemical Corp., Class H (Energy)	80,967
6,682	China Railway Group Ltd., Class A (Industrials)	5,888
25,049	China Railway Group Ltd., Class H (Industrials)	13,239
10,098	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	4,179
39,576	China Reinsurance Group Corp., Class H (Financials)	4,388
8,357	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	63,022
12,998	China Resources Cement Holdings Ltd. (Materials)	15,482
5,228	China Resources Gas Group Ltd. (Utilities)	26,115
16,906	China Resources Land Ltd. (Real Estate)	80,309
9,166	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	5,849
10,434	China Resources Power Holdings Co. Ltd. (Utilities)	12,146
400	China Satellite Communications Co. Ltd., Class A (Communication Services)	1,011
1,889	China Shenhua Energy Co. Ltd., Class A (Energy)	5,174
19,935	China Shenhua Energy Co. Ltd., Class H (Energy)	37,879
2,718	China Southern Airlines Co. Ltd., Class A (Industrials)*	2,546
9,040	China Southern Airlines Co. Ltd., Class H (Industrials)*	6,176
8,530	China Taiping Insurance Holdings Co. Ltd. (Financials)	18,385
552	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	26,230
217,114	China Tower Corp. Ltd., Class H (Communication Services)(a)	32,466
559	China TransInfo Technology Co. Ltd., Class A (Information Technology)	1,415
3,484	China Vanke Co. Ltd., Class A (Real Estate)	17,797
11,107	China Vanke Co. Ltd., Class H (Real Estate)	47,106
6,596	China Yangtze Power Co. Ltd., Class A (Utilities)	20,104
3,198	China Zheshang Bank Co. Ltd., Class A (Financials)	2,028

Common Stocks – (continued)
China – (continued)
100	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	1,863
3,007	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)*	8,423
3,358	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	2,192
13,996	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	6,170
559	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	15,052
21,701	CIFI Holdings Group Co. Ltd. (Real Estate)	20,561
37,317	CITIC Ltd. (Industrials)	31,605
3,815	CITIC Securities Co. Ltd., Class A (Financials)	16,043
13,364	CITIC Securities Co. Ltd., Class H (Financials)	28,804
894	CNPC Capital Co. Ltd., Class A (Industrials)	908
799	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	39,733
1,199	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	1,171
8,251	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	3,531
2,478	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	4,834
15,406	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	17,119
52,889	Country Garden Holdings Co. Ltd. (Real Estate)	65,793
8,611	Country Garden Services Holdings Co. Ltd. (Industrials)	70,821
759	CSC Financial Co. Ltd., Class A (Financials)	4,137
4,673	CSC Financial Co. Ltd., Class H (Financials)(a)	6,120
1,332	Dada Nexus Ltd. ADR (Consumer Discretionary)*	47,233
12,049	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	7,331
4,297	Daqin Railway Co. Ltd., Class A (Industrials)	4,330
192	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	2,550
1,839	Datang International Power Generation Co. Ltd., Class A (Utilities)	656
1,119	DHC Software Co. Ltd., Class A (Information Technology)	1,321
240	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,314
1,039	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,900
2,024	Dongfang Electric Corp. Ltd., Class H (Industrials)	1,795
16,749	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	15,416

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,039	Dongxing Securities Co. Ltd., Class A (Financials)	$1,839
3,070	East Money Information Co. Ltd., Class A (Financials)	14,393
4,450	ENN Energy Holdings Ltd. (Utilities)	68,207
607	Eve Energy Co. Ltd., Class A (Industrials)	8,009
1,439	Everbright Securities Co. Ltd., Class A (Financials)	3,420
1,520	Everbright Securities Co. Ltd., Class H (Financials)(a)	1,303
16,385	Evergrande Property Services Group Ltd. (Real Estate)*(a)	34,471
1,455	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	1,731
639	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)*	1,102
400	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	1,182
1,500	First Capital Securities Co. Ltd., Class A (Financials)	1,836
300	Flat Glass Group Co. Ltd., Class A (Information Technology)	1,498
2,448	Flat Glass Group Co. Ltd., Class H (Information Technology)(b)	9,152
5,166	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	8,730
541	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	14,419
2,398	Founder Securities Co. Ltd., Class A (Financials)*	3,183
3,074	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	6,551
400	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,778
719	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	5,254
2,966	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	18,200
400	Ganfeng Lithium Co. Ltd., Class A (Materials)	6,113
1,128	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	14,490
1,047	GDS Holdings Ltd. ADR (Information Technology)*	106,962
1,679	Gemdale Corp., Class A (Real Estate)	3,286
2,083	GF Securities Co. Ltd., Class A (Financials)	5,147
7,863	GF Securities Co. Ltd., Class H (Financials)	11,150
559	Giant Network Group Co. Ltd., Class A (Communication Services)	1,455
160	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	4,753
1,199	GoerTek, Inc., Class A (Information Technology)	5,921
719	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,481

Common Stocks – (continued)
China – (continued)
17,958	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	52,202
2,216	Greenland Holdings Corp. Ltd., Class A (Real Estate)	1,925
753	GSX Techedu, Inc. ADR (Consumer Discretionary)*	77,446
559	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	6,858
16,447	Guangdong Investment Ltd. (Utilities)	29,428
959	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,564
16,706	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	15,506
719	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	1,462
480	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	2,139
1,309	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	3,348
100	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	2,113
9,433	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	12,598
240	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	4,716
480	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	997
1,519	Guosen Securities Co. Ltd., Class A (Financials)	2,858
2,645	Guotai Junan Securities Co. Ltd., Class A (Financials)	6,800
4,859	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	6,752
1,479	Guoyuan Securities Co. Ltd., Class A (Financials)	1,824
4,939	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	40,525
2,220	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	9,908
3,438	Haitong Securities Co. Ltd., Class A (Financials)	6,415
17,550	Haitong Securities Co. Ltd., Class H (Financials)	16,040
188	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	1,251
200	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	2,782
320	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,867
142	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	3,081
733	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)*(a)	14,344
5,296	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)*(a)	26,967

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
799	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	$5,677
3,658	Hengan International Group Co. Ltd. (Consumer Staples)	25,322
1,839	Hengli Petrochemical Co. Ltd., Class A (Materials)	10,257
719	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	1,424
1,351	Hengyi Petrochemical Co. Ltd., Class A (Materials)	3,747
3,997	Hesteel Co. Ltd., Class A (Materials)*	1,363
160	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	3,323
400	Hongta Securities Co. Ltd., Class A (Financials)	892
3,038	Huadian Power International Corp. Ltd., Class A (Utilities)	1,500
10,390	Huadian Power International Corp. Ltd., Class H (Utilities)	2,853
639	Huadong Medicine Co. Ltd., Class A (Health Care)	3,140
639	Hualan Biological Engineering, Inc., Class A (Health Care)	4,219
1,839	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,269
2,558	Huaneng Power International, Inc., Class A (Utilities)	1,591
24,455	Huaneng Power International, Inc., Class H (Utilities)	8,354
2,589	Huatai Securities Co. Ltd., Class A (Financials)	6,860
9,587	Huatai Securities Co. Ltd., Class H (Financials)(a)	14,262
959	Huaxi Securities Co. Ltd., Class A (Financials)	1,496
4,477	Huaxia Bank Co. Ltd., Class A (Financials)	4,311
1,659	Huaxin Cement Co. Ltd., Class A (Materials)	5,732
1,110	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	4,420
855	Huazhu Group Ltd. ADR (Consumer Discretionary)*	49,710
1,599	Hubei Biocause Pharmaceutical Co. Ltd., Class A (Financials)	990
500	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	2,294
312	Hundsun Technologies, Inc., Class A (Information Technology)	4,208
475	HUYA, Inc. ADR (Communication Services)*(b)	12,516
799	Iflytek Co. Ltd., Class A (Information Technology)	5,945
19,565	Industrial & Commercial Bank of China Ltd., Class A (Financials)	16,214
437,514	Industrial & Commercial Bank of China Ltd., Class H (Financials)	285,384

Common Stocks – (continued)
China – (continued)
7,311	Industrial Bank Co. Ltd., Class A (Financials)	27,846
2,558	Industrial Securities Co. Ltd., Class A (Financials)	3,581
17,350	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	4,123
3,038	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	2,790
2,141	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	14,280
4,337	Innovent Biologics, Inc. (Health Care)*(a)	44,671
1,896	iQIYI, Inc. ADR (Communication Services)*	48,026
200	JA Solar Technology Co. Ltd., Class A (Information Technology)*	1,028
304	Jafron Biomedical Co. Ltd., Class A (Health Care)	3,682
2,252	JD Health International, Inc. (Consumer Discretionary)*(a)	41,165
5,384	JD.com, Inc. ADR (Consumer Discretionary)*	505,396
559	Jiangsu Expressway Co. Ltd., Class A (Industrials)	802
7,168	Jiangsu Expressway Co. Ltd., Class H (Industrials)	8,325
236	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	3,460
1,876	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	29,472
400	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	3,039
320	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	9,334
320	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,387
1,359	Jiangsu Zhongnan Construction Group Co. Ltd., Class A (Real Estate)	1,690
1,119	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	1,791
719	Jiangxi Copper Co. Ltd., Class A (Materials)	3,096
6,459	Jiangxi Copper Co. Ltd., Class H (Materials)	15,670
959	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	2,451
1,999	Jinke Properties Group Co. Ltd., Class A (Real Estate)	2,298
639	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,664
240	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,920
290	JOYY, Inc. ADR (Communication Services)	34,191
200	Juewei Food Co. Ltd., Class A (Consumer Staples)	2,680

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,167	KE Holdings, Inc. ADR (Real Estate)*	$329,810
16,257	Kingdee International Software Group Co. Ltd. (Information Technology)*	58,365
1,253	Kingsoft Cloud Holdings Ltd. ADR (Information Technology)*	73,777
4,796	Kingsoft Corp. Ltd. (Information Technology)	33,633
700	Kuang-Chi Technologies Co. Ltd., Class A (Consumer Discretionary)*	2,374
21,545	Kunlun Energy Co. Ltd. (Utilities)	19,803
387	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	126,780
6,958	KWG Group Holdings Ltd. (Real Estate)	10,548
6,071	Legend Holdings Corp., Class H (Information Technology)(a)	9,063
41,115	Lenovo Group Ltd. (Information Technology)	51,994
1,328	Lens Technology Co. Ltd., Class A (Information Technology)	6,404
639	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	3,139
4,217	Li Auto, Inc. ADR (Consumer Discretionary)*(b)	106,985
13,459	Li Ning Co. Ltd. (Consumer Discretionary)	75,646
2,157	Lingyi iTech Guangdong Co., Class A (Information Technology)	3,385
160	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	919
915	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	3,362
7,331	Logan Group Co. Ltd. (Real Estate)	11,416
639	Lomon Billions Group Co. Ltd., Class A (Materials)	3,982
9,845	Longfor Group Holdings Ltd. (Real Estate)(a)	58,379
1,327	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	21,392
14,443	Lufax Holding Ltd. ADR (Financials)*	216,934
2,462	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	17,668
516	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	18,730
559	Mango Excellent Media Co. Ltd., Class A (Communication Services)	5,534
1,439	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	3,553
14,461	Meituan, Class B (Consumer Discretionary)*(a)	633,817
6,796	Metallurgical Corp. of China Ltd., Class A (Industrials)	3,472
4,688	Microport Scientific Corp. (Health Care)(b)	27,588
1,764	Ming Yuan Cloud Group Holdings Ltd. (Information Technology)*	9,983
1,316	MINISO Group Holding Ltd. ADR (Consumer Discretionary)*(b)	35,098
953	Momo, Inc. ADR (Communication Services)	15,096

Common Stocks – (continued)
China – (continued)
1,319	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	23,185
800	NanJi E-Commerce Co. Ltd., Class A (Communication Services)	1,306
208	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,329
1,199	Nanjing Securities Co. Ltd., Class A (Financials)	1,943
1,450	NARI Technology Co. Ltd., Class A (Industrials)	6,353
160	NAURA Technology Group Co. Ltd., Class A (Information Technology)	4,430
719	NavInfo Co. Ltd., Class A (Consumer Discretionary)	1,812
2,239	NetEase, Inc. ADR (Communication Services)	245,954
639	New China Life Insurance Co. Ltd., Class A (Financials)	5,137
5,637	New China Life Insurance Co. Ltd., Class H (Financials)	21,509
1,599	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	5,940
879	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	156,128
400	Ninestar Corp., Class A (Information Technology)	1,694
300	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	1,730
1,956	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	1,210
800	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	2,158
7,538	NIO, Inc. ADR (Consumer Discretionary)*	345,090
9,558	Nongfu Spring Co. Ltd., Class H (Consumer Staples)*(a)(b)	63,454
1,119	Oceanwide Holdings Co. Ltd., Class A (Financials)	522
719	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)	3,615
1,039	OFILM Group Co. Ltd., Class A (Information Technology)	1,703
2,282	OneConnect Financial Technology Co. Ltd. ADR (Information Technology)*	41,601
112	Oppein Home Group, Inc., Class A (Consumer Discretionary)	2,619
2,238	Orient Securities Co. Ltd., Class A (Financials)	3,312
5,213	Orient Securities Co. Ltd., Class H (Financials)(a)	3,394
1,279	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	1,703
1,619	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,532
48,829	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	15,170

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
720	Perfect World Co. Ltd., Class A (Communication Services)	$2,622
5,754	PetroChina Co. Ltd., Class A (Energy)	3,872
122,048	PetroChina Co. Ltd., Class H (Energy)	43,738
80	Pharmaron Beijing Co. Ltd., Class A (Health Care)	1,571
722	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	12,341
40,468	PICC Property & Casualty Co. Ltd., Class H (Financials)	30,622
502	Pinduoduo, Inc. ADR (Consumer Discretionary)*	85,922
6,830	Ping An Bank Co. Ltd., Class A (Financials)	22,535
2,428	Ping An Healthcare and Technology Co. Ltd. (Health Care)*(a)	35,087
3,812	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	50,110
34,969	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	429,598
4,212	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	10,101
874	Poly Property Services Co. Ltd. (Real Estate)	5,752
3,702	Postal Savings Bank of China Co. Ltd., Class A (Financials)	3,496
75,803	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	56,383
5,197	Power Construction Corp. of China Ltd., Class A (Industrials)	3,104
352	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	485
1,599	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	1,639
1,619	Rongsheng Petro Chemical Co. Ltd., Class A (Materials)	8,408
2,096	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	6,874
1,519	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	7,019
80	Sangfor Technologies, Inc., Class A (Information Technology)	3,275
2,984	Sany Heavy Industry Co. Ltd., Class A (Industrials)	18,931
1,119	SDIC Capital Co. Ltd., Class A (Financials)	2,114
2,558	SDIC Power Holdings Co. Ltd., Class A (Utilities)	3,296
11,487	Seazen Group Ltd. (Real Estate)*	13,919
658	Seazen Holdings Co. Ltd., Class A (Real Estate)	5,174
1,039	SF Holding Co. Ltd., Class A (Industrials)	16,830
2,293	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	3,793
1,342	Shandong Gold Mining Co. Ltd., Class A (Materials)	4,600

Common Stocks – (continued)
China – (continued)
3,541	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	7,148
13,828	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	23,744
979	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	8,651
3,038	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	2,616
15,372	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	5,846
719	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	5,109
2,989	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)(b)	14,102
620	Shanghai International Airport Co. Ltd., Class A (Industrials)	5,921
3,118	Shanghai International Port Group Co. Ltd., Class A (Industrials)	2,295
403	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	4,130
320	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	953
473	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	774
320	Shanghai M&G Stationery, Inc., Class A (Industrials)	3,835
719	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	2,271
5,027	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	9,215
10,515	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	17,104
100	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	1,353
2,279	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	2,687
1,439	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	2,247
1,359	Shanxi Meijin Energy Co. Ltd., Class A (Energy)*	1,518
2,159	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,286
240	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	11,597
799	Shengyi Technology Co. Ltd., Class A (Information Technology)	3,019
112	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,901
7,102	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	5,261
4,257	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(a)	1,218
80	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	1,705
240	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	704

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,035	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H (Health Care)*(a)	$1,710
605	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	7,963
6,752	Shenzhen International Holdings Ltd. (Industrials)	11,176
240	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	5,669
320	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	20,642
3,118	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	3,888
320	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	1,674
4,647	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	96,506
978	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,619
480	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,607
1,119	Sinolink Securities Co. Ltd., Class A (Financials)	2,228
1,999	Sinopec Oilfield Service Corp., Class A (Energy)*	617
1,679	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	959
19,262	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	4,718
7,987	Sinopharm Group Co. Ltd., Class H (Health Care)	18,698
1,150	Sinotrans Ltd., Class A (Industrials)	802
11,561	Sinotrans Ltd., Class H (Industrials)	4,158
3,887	Sinotruk Hong Kong Ltd. (Industrials)	12,402
4,035	Smoore International Holdings Ltd. (Consumer Staples)*(a)	32,744
863	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,684
1,439	SooChow Securities Co. Ltd., Class A (Financials)	1,901
320	Spring Airlines Co. Ltd., Class A (Industrials)	3,042
500	STO Express Co. Ltd., Class A (Industrials)	784
14,813	Sunac China Holdings Ltd. (Real Estate)	63,397
3,617	Sunac Services Holdings Ltd. (Real Estate)*(a)	11,657
3,198	Suning.com Co. Ltd., Class A (Consumer Discretionary)	3,455
3,932	Sunny Optical Technology Group Co. Ltd. (Information Technology)	98,334
500	Sunwoda Electronic Co. Ltd., Class A (Industrials)	1,908
559	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,865
959	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A (Industrials)	1,424

Common Stocks – (continued)
China – (continued)
2,298	TAL Education Group ADR (Consumer Discretionary)*	178,187
1,359	TBEA Co. Ltd., Class A (Industrials)	2,544
5,117	TCL Technology Group Corp., Class A (Consumer Discretionary)	6,499
33,995	Tencent Holdings Ltd. (Communication Services)	2,903,271
3,553	Tencent Music Entertainment Group ADR (Communication Services)*	91,383
2,478	Tianfeng Securities Co. Ltd., Class A (Financials)	1,985
1,039	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	4,214
719	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	1,667
10,766	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	21,623
160	Toly Bread Co. Ltd., Class A (Consumer Staples)	1,381
3,656	Tongcheng-Elong Holdings Ltd. (Consumer Discretionary)*	8,587
719	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,359
739	Tongkun Group Co. Ltd., Class A (Materials)	2,921
1,599	Tongwei Co. Ltd., Class A (Consumer Staples)	11,593
80	Topchoice Medical Corp., Class A (Health Care)*	3,272
7,840	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	11,521
5,568	TravelSky Technology Ltd., Class H (Information Technology)	14,054
3,324	Trip.com Group Ltd. ADR (Consumer Discretionary)*	131,132
240	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	2,949
2,587	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	21,227
200	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	3,426
7,347	Uni-President China Holdings Ltd. (Consumer Staples)	8,827
1,006	Unisplendour Corp. Ltd., Class A (Information Technology)	3,336
400	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	1,222
178	Venustech Group, Inc., Class A (Information Technology)	850
3,211	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	119,835
559	Walvax Biotechnology Co. Ltd., Class A (Health Care)	3,952
1,105	Wanhua Chemical Group Co. Ltd., Class A (Materials)	22,305
26,840	Want Want China Holdings Ltd. (Consumer Staples)	19,376

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
382	Weibo Corp. ADR (Communication Services)*	$21,075
2,108	Weichai Power Co. Ltd., Class A (Industrials)	7,173
11,397	Weichai Power Co. Ltd., Class H (Industrials)	33,351
2,243	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	6,290
1,279	Western Securities Co. Ltd., Class A (Financials)	1,865
240	Will Semiconductor Co. Ltd., Class A (Information Technology)	10,481
400	Wingtech Technology Co. Ltd., Class A (Information Technology)	6,224
726	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,883
408	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	2,473
799	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	3,471
1,366	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	59,026
639	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,708
751	WuXi AppTec Co. Ltd., Class A (Health Care)	16,652
1,573	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	32,789
18,307	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	226,674
320	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Information Technology)	4,143
2,958	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	3,195
3,278	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	1,583
1,279	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	2,990
4,538	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	9,711
24,525	Xinyi Solar Holdings Ltd. (Information Technology)	51,533
2,810	XPeng, Inc. ADR (Consumer Discretionary)*	95,849
1,519	Yango Group Co. Ltd., Class A (Real Estate)	1,493
799	Yanzhou Coal Mining Co. Ltd., Class A (Energy)	1,189
8,058	Yanzhou Coal Mining Co. Ltd., Class H (Energy)	7,469
2,494	Yatsen Holding Ltd. ADR (Consumer Staples)*	43,720
240	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,805
112	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,523

Common Stocks – (continued)
China – (continued)
2,515	Yihai International Holding Ltd. (Consumer Staples)*	34,431
3,598	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	4,003
1,143	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	6,509
819	YTO Express Group Co. Ltd., Class A (Industrials)	1,460
727	Yunda Holding Co. Ltd., Class A (Industrials)	1,884
354	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	7,146
240	Yunnan Energy New Material Co. Ltd., Class A (Materials)	3,926
510	Zai Lab Ltd. ADR (Health Care)*	75,235
160	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	7,346
2,130	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	2,064
799	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	4,224
1,119	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	3,618
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	1,772
8,410	Zhejiang Expressway Co. Ltd., Class H (Industrials)	7,340
527	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,298
400	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)*	5,515
1,199	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,060
799	Zhejiang NHU Co. Ltd., Class A (Health Care)	5,347
1,264	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	4,717
559	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	796
80	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	930
799	Zhengzhou Yutong Bus Co. Ltd., Class A (Industrials)	1,872
1,259	Zheshang Securities Co. Ltd., Class A (Financials)	2,444
6,291	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)(b)	42,292
240	Zhongji Innolight Co. Ltd., Class A (Information Technology)	1,700
1,700	Zhongjin Gold Corp. Ltd., Class A (Materials)	2,445
3,014	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	18,650
2,638	Zhongtian Financial Group Co. Ltd., Class A (Real Estate)*	1,156
3,210	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	13,966

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,912	Zijin Mining Group Co. Ltd., Class A (Materials)	$13,003
33,533	Zijin Mining Group Co. Ltd., Class H (Materials)	49,712
2,300	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	5,104
8,112	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	12,360
1,358	ZTE Corp., Class A (Information Technology)	6,656
4,431	ZTE Corp., Class H (Information Technology)	11,298
3,108	ZTO Express Cayman, Inc. ADR (Industrials)	104,864

		17,998,722

Colombia – 0.1%
1,350	Bancolombia SA (Financials)	11,722
21,251	Ecopetrol SA (Energy)	13,223
2,493	Interconexion Electrica SA ESP (Utilities)	16,408

		41,353

Czech Republic – 0.1%
938	CEZ AS (Utilities)	23,010
441	Komercni banka AS (Financials)*	13,865

		36,875

Egypt – 0.1%
4,636	Abou Kir Fertilizers & Chemical Industries (Materials)	6,555
8,610	Commercial International Bank Egypt SAE (Financials)	34,199
5,723	Eastern Co. SAE (Consumer Staples)	5,413
3,550	Egyptian Financial Group-Hermes Holding Co. (Financials)*	3,527
4,497	ElSewedy Electric Co. (Industrials)	2,730
3,181	Fawry for Banking & Payment Technology Services SAE (Information Technology)*	9,770
6,412	Talaat Moustafa Group (Real Estate)	2,810
2,171	Telecom Egypt Co. (Communication Services)	1,625

		66,629

Greece – 0.2%
14,858	Eurobank Ergasias Services and Holdings SA (Financials)*	10,475
1,408	Hellenic Telecommunications Organization SA (Communication Services)	21,773
613	JUMBO SA (Consumer Discretionary)	10,134
502	LAMDA Development SA (Real Estate)*	4,180
380	Motor Oil Hellas Corinth Refineries SA (Energy)	5,249
616	Mytilineos SA (Industrials)	9,533
3,198	National Bank of Greece SA (Financials)*	8,152
1,169	OPAP SA (Consumer Discretionary)	15,807

Common Stocks – (continued)
Greece – (continued)
675	Public Power Corp. SA (Utilities)*	7,292
306	Terna Energy SA (Utilities)	4,494

		97,089

Hungary – 0.2%
2,770	MOL Hungarian Oil & Gas PLC (Energy)*	20,005
1,291	OTP Bank Nyrt (Financials)*	59,029

		79,034

India – 8.2%
252	ABB India Ltd. (Industrials)	5,240
264	ACC Ltd. (Materials)	6,227
720	Adani Enterprises Ltd. (Industrials)	8,168
1,958	Adani Green Energy Ltd. (Utilities)*	30,904
3,430	Adani Ports & Special Economic Zone Ltd. (Industrials)	31,548
148	Alkem Laboratories Ltd. (Health Care)	5,482
3,529	Ambuja Cements Ltd. (Materials)	13,134
1,688	Asian Paints Ltd. (Materials)	52,309
1,338	Aurobindo Pharma Ltd. (Health Care)	15,571
912	Avenue Supermarts Ltd. (Consumer Staples)*(a)	37,160
13,288	Axis Bank Ltd. (Financials)*	131,063
407	Bajaj Auto Ltd. (Consumer Discretionary)	21,039
1,060	Bajaj Finance Ltd. (Financials)	75,945
224	Bajaj Finserv Ltd. (Financials)	29,411
157	Bajaj Holdings & Investment Ltd. (Financials)	7,756
2,308	Bandhan Bank Ltd. (Financials)*(a)	10,844
5,420	Bank of Baroda (Financials)*	6,299
1,392	Berger Paints India Ltd. (Materials)	12,878
3,430	Bharat Electronics Ltd. (Industrials)	6,399
3,977	Bharat Petroleum Corp. Ltd. (Energy)	24,346
14,006	Bharti Airtel Ltd. (Communication Services)	106,029
1,689	Biocon Ltd. (Health Care)*	8,968
40	Bosch Ltd. (Consumer Discretionary)	8,086
339	Britannia Industries Ltd. (Consumer Staples)	15,518
1,298	Cadila Healthcare Ltd. (Health Care)	7,687
1,892	Cipla Ltd. (Health Care)	20,264
8,831	Coal India Ltd. (Energy)	18,291
383	Colgate-Palmolive India Ltd. (Consumer Staples)	8,241
1,215	Container Corp. Of India Ltd. (Industrials)	9,223
3,110	Dabur India Ltd. (Consumer Staples)	21,292
467	Divi’s Laboratories Ltd. (Health Care)*	21,373
3,485	DLF Ltd. (Real Estate)	14,346
478	Dr. Reddy’s Laboratories Ltd. (Health Care)	28,794
689	Eicher Motors Ltd. (Consumer Discretionary)	23,427
5,400	Embassy Office Parks REIT (Real Estate)	23,564
6,349	GAIL India Ltd. (Utilities)	12,251
2,115	Godrej Consumer Products Ltd. (Consumer Staples)*	19,756

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,891	Grasim Industries Ltd. (Materials)	$30,900
1,004	Havells India Ltd. (Industrials)	15,105
5,931	HCL Technologies Ltd. (Information Technology)	73,402
263	HDFC Asset Management Co. Ltd. (Financials)(a)	10,511
2,844	HDFC Life Insurance Co. Ltd. (Financials)*(a)	27,116
292	Hero MotoCorp Ltd. (Consumer Discretionary)	12,811
5,271	Hindalco Industries Ltd. (Materials)	24,406
3,567	Hindustan Petroleum Corp. Ltd. (Energy)	11,769
4,688	Hindustan Unilever Ltd. (Consumer Staples)	136,015
8,912	Housing Development Finance Corp. Ltd. (Financials)	307,969
9,921	ICICI Bank Ltd. (Financials)*	80,701
1,007	ICICI Lombard General Insurance Co. Ltd. (Financials)*(a)	19,541
2,058	ICICI Prudential Life Insurance Co. Ltd. (Financials)*(a)	12,926
9,963	Indian Oil Corp. Ltd. (Energy)	13,294
1,232	Indraprastha Gas Ltd. (Utilities)	8,248
1,683	Indus Towers Ltd. (Communication Services)	5,904
377	Info Edge India Ltd. (Communication Services)*	25,192
18,996	Infosys Ltd. (Information Technology)	323,980
542	InterGlobe Aviation Ltd. (Industrials)*(a)	11,948
17,322	ITC Ltd. (Consumer Staples)	48,052
4,795	JSW Steel Ltd. (Materials)	25,804
759	Kansai Nerolac Paints Ltd. (Materials)	5,773
247	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	12,100
1,977	Larsen & Toubro Ltd. (Industrials)	38,808
1,205	Lupin Ltd. (Health Care)	16,699
3,573	Mahindra & Mahindra Ltd. (Consumer Discretionary)	39,209
2,698	Marico Ltd. (Consumer Staples)	14,596
709	Maruti Suzuki India Ltd. (Consumer Discretionary)	66,246
4,445	Motherson Sumi Systems Ltd. (Consumer Discretionary)	12,945
6	MRF Ltd. (Consumer Discretionary)	6,899
565	Muthoot Finance Ltd. (Financials)	9,993
136	Nestle India Ltd. (Consumer Staples)	29,800
7,880	NHPC Ltd. (Utilities)	2,590
2,743	NMDC Ltd. (Materials)*	4,741
14,138	NTPC Ltd. (Utilities)	20,644
13,697	Oil & Natural Gas Corp. Ltd. (Energy)	20,690
107	Oracle Financial Services Software Ltd. (Information Technology)	4,432
31	Page Industries Ltd. (Consumer Discretionary)	11,847
3,582	Petronet LNG Ltd. (Energy)	12,437
361	PI Industries Ltd. (Materials)	10,695
726	Pidilite Industries Ltd. (Materials)	16,656

Common Stocks – (continued)
India – (continued)
546	Piramal Enterprises Ltd. (Financials)	13,591
3,716	Power Finance Corp. Ltd. (Financials)*	6,270
9,206	Power Grid Corp. of India Ltd. (Utilities)	26,847
11,902	Punjab National Bank (Financials)*	6,616
4,054	REC Ltd. (Financials)	7,475
18,220	Reliance Industries Ltd. (Energy)	517,157
1,701	SBI Cards & Payment Services Ltd. (Financials)	24,736
1,429	SBI Life Insurance Co. Ltd. (Financials)*(a)	16,858
51	Shree Cement Ltd. (Materials)*	18,393
372	Siemens Ltd. (Industrials)	9,365
10,470	State Bank of India (Financials)*	55,588
5,418	Sun Pharmaceutical Industries Ltd. (Health Care)	43,839
5,274	Tata Consultancy Services Ltd. (Information Technology)	207,723
1,925	Tata Consumer Products Ltd. (Consumer Staples)	15,957
6,342	Tata Motors Ltd. (Consumer Discretionary)*	27,872
2,426	Tata Motors Ltd., Class A (Consumer Discretionary)*	4,249
1,614	Tata Steel Ltd. (Materials)	15,707
2,724	Tech Mahindra Ltd. (Information Technology)	34,061
1,823	Titan Co. Ltd. (Consumer Discretionary)	34,902
238	Torrent Pharmaceuticals Ltd. (Health Care)	7,864
636	UltraTech Cement Ltd. (Materials)	52,924
386	United Breweries Ltd. (Consumer Staples)	6,100
1,782	United Spirits Ltd. (Consumer Staples)*	12,976
3,213	UPL Ltd. (Materials)	24,553
8,144	Vedanta Ltd. (Materials)	22,974
7,396	Wipro Ltd. (Information Technology)	41,295
63,419	Yes Bank Ltd. (Financials)*	13,593

		3,751,712

Indonesia – 1.3%
83,417	Adaro Energy Tbk PT (Energy)	6,912
118,270	Astra International Tbk PT (Consumer Discretionary)	44,849
64,899	Bank Central Asia Tbk PT (Financials)	152,905
103,857	Bank Mandiri Persero Tbk PT (Financials)*	44,854
43,737	Bank Negara Indonesia Persero Tbk PT (Financials)	18,275
289,482	Bank Rakyat Indonesia Persero Tbk PT (Financials)*	95,749
143,903	Barito Pacific Tbk PT (Materials)*	11,116
8,104	Chandra Asri Petrochemical Tbk PT (Materials)*	5,549
43,411	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	18,748
2,684	Gudang Garam Tbk PT (Consumer Staples)*	6,880

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
15,269	Indah Kiat Pulp & Paper Corp. Tbk PT (Materials)	$14,127
10,770	Indocement Tunggal Prakarsa Tbk PT (Materials)	9,454
13,316	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	8,019
26,168	Indofood Sukses Makmur Tbk PT (Consumer Staples)	11,118
119,452	Kalbe Farma Tbk PT (Health Care)	12,331
144,282	Sarana Menara Nusantara Tbk PT (Communication Services)	12,817
17,351	Semen Indonesia Persero Tbk PT (Materials)	12,428
278,364	Telkom Indonesia Persero Tbk PT (Communication Services)	68,223
34,087	Unilever Indonesia Tbk PT (Consumer Staples)	16,756
8,996	United Tractors Tbk PT (Energy)	14,246

		585,356

Kuwait – 0.5%
5,247	Agility Public Warehousing Co. KSC (Industrials)	11,442
5,392	Boubyan Bank KSCP (Financials)	9,834
23,015	Kuwait Finance House KSCP (Financials)	54,905
19,822	Mobile Telecommunications Co. KSCP (Communication Services)	41,065
37,274	National Bank of Kuwait SAKP (Financials)	101,606

		218,852

Luxembourg – 0.0%
904	Reinet Investments SCA (Financials)	16,868

Mexico – 1.7%
29,227	Alfa SAB de CV, Class A (Industrials)	15,920
177,157	America Movil SAB de CV, Series L (Communication Services)	113,442
2,626	Arca Continental SAB de CV (Consumer Staples)	11,902
3,215	Becle SAB de CV (Consumer Staples)	6,634
88,510	Cemex SAB de CV, Series CPO (Materials)*	59,005
3,136	Coca-Cola Femsa SAB de CV (Consumer Staples)	13,166
29,227	Controladora Nemak SAB de CV (Consumer Discretionary)*	4,109
1,158	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	3,507
17,875	Fibra Uno Administracion SA de CV REIT (Real Estate)	20,225
12,677	Fomento Economico Mexicano SAB de CV (Consumer Staples)	86,779
3,233	GMexico Transportes SAB de CV (Industrials)(a)	4,297
1,197	Gruma SAB de CV, Class B (Consumer Staples)	13,053

Common Stocks – (continued)
Mexico – (continued)
2,211	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	22,378
765	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)*	14,320
8,923	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	16,770
2,640	Grupo Carso SAB de CV, Series A1 (Industrials)*	6,545
376	Grupo Elektra SAB DE CV (Financials)	24,919
16,913	Grupo Financiero Banorte SAB de CV, Class O (Financials)*	84,976
12,586	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	11,352
18,170	Grupo Mexico SAB de CV, Series B (Materials)	86,312
16,907	Grupo Televisa SAB, Series CPO (Communication Services)*	25,170
740	Industrias Penoles SAB de CV (Materials)*	10,162
2,524	Infraestructura Energetica Nova SAB de CV (Utilities)*	8,789
9,579	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	15,323
6,130	Orbia Advance Corp. SAB de CV (Materials)	14,303
7,466	Telesites SAB de CV (Communication Services)*	6,595
30,204	Wal-Mart de Mexico SAB de CV (Consumer Staples)	86,204

		786,157

Pakistan – 0.1%
1,352	DG Khan Cement Co. Ltd. (Materials)*	1,165
1,995	Engro Corp. Ltd. (Materials)	3,823
6,384	Hub Power Co. Ltd. (The) (Utilities)	3,449
1,068	Lucky Cement Ltd. (Materials)*	5,976
4,101	Oil & Gas Development Co. Ltd. (Energy)	2,716
4,357	Pakistan Petroleum Ltd. (Energy)	2,492
1,767	Pakistan State Oil Co. Ltd. (Energy)*	2,645
538	Searle Co. Ltd. (The) (Health Care)	926
3,062	United Bank Ltd. (Financials)	2,470

		25,662

Peru – 0.2%
1,128	Cia de Minas Buenaventura SAA ADR (Materials)*	12,476
384	Credicorp Ltd. (Financials)	61,444
223	InRetail Peru Corp. (Consumer Staples)(a)	9,923

		83,843

Philippines – 0.6%
13,446	Aboitiz Equity Ventures, Inc. (Industrials)	11,681
1,472	Ayala Corp. (Industrials)	22,693
34,561	Ayala Land, Inc. (Real Estate)	27,816
10,748	Bank of the Philippine Islands (Financials)	19,715
10,286	BDO Unibank, Inc. (Financials)	22,365
171	Globe Telecom, Inc. (Communication Services)	7,140

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
4,782	International Container Terminal Services, Inc. (Industrials)	$11,817
16,396	JG Summit Holdings, Inc. (Industrials)	21,779
2,599	Jollibee Foods Corp. (Consumer Discretionary)	9,588
1,386	Manila Electric Co. (Utilities)	7,741
10,741	Metropolitan Bank & Trust Co. (Financials)	11,224
507	PLDT, Inc. (Communication Services)	13,459
1,413	SM Investments Corp. (Industrials)	29,384
61,214	SM Prime Holdings, Inc. (Real Estate)	45,608
5,264	Universal Robina Corp. (Consumer Staples)	13,854

		275,864

Qatar – 0.7%
11,840	Commercial Bank PSQC (The) (Financials)	13,915
17,389	Industries Qatar QSC (Industrials)	55,198
21,556	Masraf Al Rayan QSC (Financials)	25,659
25,916	Mesaieed Petrochemical Holding Co. (Materials)	13,379
8,352	Ooredoo QPSC (Communication Services)	17,659
2,859	Qatar Electricity & Water Co. QSC (Utilities)	13,660
2,909	Qatar Fuel QSC (Energy)	13,484
16,162	Qatar Gas Transport Co. Ltd. (Energy)	14,645
6,791	Qatar Islamic Bank (Financials)	29,277
26,043	Qatar National Bank QPSC (Financials)	123,359

		320,235

Russia – 2.9%
18,131	Alrosa PJSC (Materials)	24,203
1,922	Gazprom Neft PJSC (Energy)	8,741
68,940	Gazprom PJSC (Energy)	202,461
2,243	LUKOIL PJSC (Energy)	168,622
398	MMC Norilsk Nickel PJSC (Materials)	124,680
6,506	Mobile TeleSystems PJSC (Communication Services)	27,495
4,405	Novatek PJSC (Energy)	75,551
7,275	Novolipetsk Steel PJSC (Materials)	21,851
2,088	Polymetal International PLC (Materials)	41,571
179	Polyus PJSC (Materials)	33,729
6,944	Rosneft Oil Co. PJSC (Energy)	48,993
63,303	Sberbank of Russia PJSC (Financials)	229,330
1,382	Severstal PAO (Materials)	25,012
208,725	Surgutneftegas PJSC (Energy)	90,967
8,640	Tatneft PJSC (Energy)	60,797
1,797	Yandex NV, Class A (Communication Services)*	116,088

		1,300,091

Saudi Arabia – 2.7%
622	Advanced Petrochemical Co. (Materials)	11,244
7,185	Al Rajhi Bank (Financials)	174,333
5,748	Alinma Bank (Financials)*	24,828

Common Stocks – (continued)
Saudi Arabia – (continued)
1,446	Almarai Co. JSC (Consumer Staples)	19,663
3,320	Arab National Bank (Financials)	17,138
960	Arabian Centres Co. Ltd. (Real Estate)	5,560
2,156	Bank AlBilad (Financials)	18,941
3,464	Banque Saudi Fransi (Financials)	25,769
134	BinDawood Holding Co. (Consumer Staples)	3,909
341	Bupa Arabia for Cooperative Insurance Co. (Financials)*	10,856
3,104	Dar Al Arkan Real Estate Development Co. (Real Estate)*	7,275
546	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	17,324
2,246	Etihad Etisalat Co. (Communication Services)*	17,187
350	Jarir Marketing Co. (Consumer Discretionary)	15,958
283	Mouwasat Medical Services Co. (Health Care)	10,368
7,946	National Commercial Bank (Financials)	99,577
1,923	National Industrialization Co. (Materials)*	7,640
704	National Petrochemical Co. (Materials)	7,264
1,304	Rabigh Refining & Petrochemical Co. (Energy)*	5,069
8,622	Riyad Bank (Financials)	45,518
1,368	SABIC Agri-Nutrients Co. (Materials)	35,527
5,748	Samba Financial Group (Financials)	51,725
2,369	Saudi Arabian Mining Co. (Materials)*	32,467
20,663	Saudi Arabian Oil Co. (Energy)(a)	190,350
5,279	Saudi Basic Industries Corp. (Materials)	150,044
5,227	Saudi British Bank (The) (Financials)	33,671
2,898	Saudi Electricity Co. (Utilities)	16,288
1,293	Saudi Industrial Investment Group (Materials)	9,756
4,388	Saudi Kayan Petrochemical Co. (Materials)*	17,362
3,519	Saudi Telecom Co. (Communication Services)	111,467
1,558	Savola Group (The) (Consumer Staples)	15,640
1,365	Yanbu National Petrochemical Co. (Materials)	25,950

		1,235,668

Singapore – 0.0%
1,220	BOC Aviation Ltd. (Industrials)(a)	11,795

South Africa – 3.2%
3,445	Absa Group Ltd. (Financials)	27,599
240	Anglo American Platinum Ltd. (Materials)	29,064
1,932	Aspen Pharmacare Holdings Ltd. (Health Care)*	18,170
1,794	Bid Corp. Ltd. (Consumer Staples)	33,561
1,932	Bidvest Group Ltd. (The) (Industrials)	21,461
397	Capitec Bank Holdings Ltd. (Financials)*	35,090
1,394	Clicks Group Ltd. (Consumer Staples)	22,527
1,981	Discovery Ltd. (Financials)	18,526
1,768	Exxaro Resources Ltd. (Energy)	19,972
21,388	FirstRand Ltd. (Financials)	71,057

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
4,077	Gold Fields Ltd. (Materials)	$33,857
2,704	Harmony Gold Mining Co. Ltd. (Materials)*	10,244
4,363	Impala Platinum Holdings Ltd. (Materials)	70,882
280	Kumba Iron Ore Ltd. (Materials)	11,998
9,377	MTN Group (Communication Services)	45,002
1,940	MultiChoice Group (Communication Services)	16,350
2,482	Naspers Ltd., Class N (Consumer Discretionary)	576,488
2,364	Nedbank Group Ltd. (Financials)	20,388
1,623	Northam Platinum Ltd. (Materials)*	23,778
27,619	Old Mutual Ltd. (Financials)	24,526
4,622	Pepkor Holdings Ltd. (Consumer Discretionary)*(a)	4,553
2,882	Rand Merchant Investment Holdings Ltd. (Financials)	5,801
2,594	Remgro Ltd. (Financials)	17,745
10,319	Sanlam Ltd. (Financials)	41,409
2,581	Sasol Ltd. (Materials)*	32,109
2,521	Shoprite Holdings Ltd. (Consumer Staples)	22,149
15,376	Sibanye Stillwater Ltd. (Materials)	71,082
7,140	Standard Bank Group Ltd. (Financials)	62,697
955	Tiger Brands Ltd. (Consumer Staples)	12,716
2,985	Vodacom Group Ltd. (Communication Services)	24,552
5,054	Woolworths Holdings Ltd. (Consumer Discretionary)	15,393

		1,440,746

South Korea – 12.6%
106	Alteogen, Inc. (Health Care)*	12,265
154	Amorepacific Corp. (Consumer Staples)	32,143
175	AMOREPACIFIC Group (Consumer Staples)	10,078
48	BGF retail Co. Ltd. (Consumer Staples)	6,793
70	Big Hit Entertainment Co. Ltd. (Communication Services)*	12,866
1,372	BNK Financial Group, Inc. (Financials)	7,205
191	Bukwang Pharmaceutical Co. Ltd. (Health Care)	4,735
524	Celltrion Healthcare Co. Ltd. (Health Care)*	58,580
96	Celltrion Pharm, Inc. (Health Care)*	13,133
478	Celltrion, Inc. (Health Care)*	126,573
305	Cheil Worldwide, Inc. (Communication Services)	5,280
31	Chong Kun Dang Pharmaceutical Corp. (Health Care)*	4,718
36	CJ CheilJedang Corp. (Consumer Staples)	13,025
73	CJ Corp. (Industrials)	6,023
56	CJ ENM Co. Ltd. (Consumer Discretionary)	6,893
41	CJ Logistics Corp. (Industrials)*	5,985
285	Coway Co. Ltd. (Consumer Discretionary)	16,413
64	CS Wind Corp. (Industrials)	4,124
986	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	5,152

Common Stocks – (continued)
South Korea – (continued)
277	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	6,275
223	DB Insurance Co. Ltd. (Financials)	8,217
74	DL E&C Co. Ltd. (Industrials)*	7,311
63	DL Holdings Co. Ltd. (Industrials)	4,850
279	Dongsuh Cos., Inc. (Consumer Staples)	10,008
229	Doosan Bobcat, Inc. (Industrials)*	6,594
40	Doosan Co. Ltd. (Industrials)	1,661
179	Doosan Fuel Cell Co. Ltd. (Industrials)*	7,966
1,137	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	10,727
735	Doosan Infracore Co. Ltd. (Industrials)*	5,142
108	Douzone Bizon Co. Ltd. (Information Technology)	10,574
54	Ecopro BM Co. Ltd. (Industrials)	7,801
83	E-MART, Inc. (Consumer Staples)	12,485
239	Fila Holdings Corp. (Consumer Discretionary)	8,509
110	Genexine, Inc. (Health Care)*	9,419
26	Green Cross Corp. (Health Care)	8,759
295	GS Engineering & Construction Corp. (Industrials)	9,544
404	GS Holdings Corp. (Energy)	14,024
127	GS Retail Co. Ltd. (Consumer Staples)	4,092
1,518	Hana Financial Group, Inc. (Financials)	50,060
64	Hanjin Kal Corp. (Industrials)*	3,452
386	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	16,371
31	Hanmi Pharm Co. Ltd. (Health Care)*	9,464
125	Hanmi Science Co. Ltd. (Health Care)*	7,176
764	Hanon Systems (Consumer Discretionary)	10,506
59	Hanssem Co. Ltd. (Consumer Discretionary)	5,225
160	Hanwha Aerospace Co. Ltd. (Industrials)	5,255
232	Hanwha Corp. (Industrials)	6,061
2,063	Hanwha Life Insurance Co. Ltd. (Financials)	5,885
560	Hanwha Solutions Corp. (Materials)*	22,455
181	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	4,318
152	Helixmith Co. Ltd. (Health Care)*	3,261
164	Hite Jinro Co. Ltd. (Consumer Staples)*	5,000
277	HLB, Inc. (Consumer Discretionary)*	16,913
1,465	HMM Co. Ltd. (Industrials)*	24,775
179	Hotel Shilla Co. Ltd. (Consumer Discretionary)	13,001
39	Hugel, Inc. (Health Care)*	5,971
73	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	5,328
117	Hyundai Elevator Co. Ltd. (Industrials)*	4,488
359	Hyundai Engineering & Construction Co. Ltd. (Industrials)	12,718
89	Hyundai Glovis Co. Ltd. (Industrials)	15,289
44	Hyundai Heavy Industries Holdings Co. Ltd. (Industrials)	10,594
304	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	5,926

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
108	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	$5,191
310	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	83,605
672	Hyundai Motor Co. (Consumer Discretionary)	141,757
426	Hyundai Steel Co. (Materials)	15,148
106	Iljin Materials Co. Ltd. (Information Technology)*	6,595
1,564	Industrial Bank of Korea (Financials)	11,596
268	Kakao Corp. (Communication Services)	116,408
197	Kakao Games Corp. (Communication Services)*	9,469
671	Kangwon Land, Inc. (Consumer Discretionary)*	14,453
1,858	KB Financial Group, Inc. (Financials)	72,435
24	KCC Corp. (Materials)	4,262
112	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	2,677
1,260	Kia Motors Corp. (Consumer Discretionary)	89,047
62	KIWOOM Securities Co. Ltd. (Financials)*	7,119
140	KMW Co. Ltd. (Information Technology)*	7,726
59	Kolmar BNH Co. Ltd. (Consumer Staples)*	2,626
256	Komipharm International Co. Ltd. (Health Care)*	2,301
390	Korea Aerospace Industries Ltd. (Industrials)*	11,490
1,506	Korea Electric Power Corp. (Utilities)	30,428
162	Korea Gas Corp. (Utilities)*	4,592
199	Korea Investment Holdings Co. Ltd. (Financials)*	15,463
207	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	20,635
52	Korea Zinc Co. Ltd. (Materials)	18,676
915	Korean Air Lines Co. Ltd. (Industrials)*	22,926
375	KT Corp. (Communication Services)	8,678
573	KT&G Corp. (Consumer Staples)	39,934
87	Kumho Petrochemical Co. Ltd. (Materials)*	16,339
53	LEENO Industrial, Inc. (Information Technology)	7,557
225	LG Chem Ltd. (Materials)	166,422
585	LG Corp. (Industrials)	48,893
1,137	LG Display Co. Ltd. (Information Technology)	22,872
533	LG Electronics, Inc. (Consumer Discretionary)	69,501
48	LG Household & Health Care Ltd. (Consumer Staples)	64,641
68	LG Innotek Co. Ltd. (Information Technology)	12,044
1,277	LG Uplus Corp. (Communication Services)	13,412
71	Lotte Chemical Corp. (Materials)	20,096
198	Lotte Corp. (Industrials)	5,921
55	Lotte Shopping Co. Ltd. (Consumer Discretionary)	5,801
97	LS Corp. (Industrials)	6,035
150	Mando Corp. (Consumer Discretionary)*	8,344

Common Stocks – (continued)
South Korea – (continued)
80	MedPacto, Inc. (Health Care)*	6,195
26	Medytox, Inc. (Health Care)	4,675
223	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	3,196
1,430	Meritz Securities Co. Ltd. (Financials)	4,786
1,595	Mirae Asset Daewoo Co. Ltd. (Financials)	13,260
705	NAVER Corp. (Communication Services)	235,314
79	NCSoft Corp. (Communication Services)	65,816
92	Netmarble Corp. (Communication Services)(a)	10,113
647	NH Investment & Securities Co. Ltd. (Financials)*	6,248
16	NongShim Co. Ltd. (Consumer Staples)	3,916
103	OCI Co. Ltd. (Materials)*	11,460
120	Orion Corp. (Consumer Staples)	13,725
1,230	Pan Ocean Co. Ltd. (Industrials)	6,262
34	Pearl Abyss Corp. (Communication Services)*	8,758
400	POSCO (Materials)	100,223
140	POSCO Chemical Co. Ltd. (Materials)	19,688
228	Posco International Corp. (Industrials)	4,536
102	S-1 Corp. (Industrials)	7,535
97	Samsung Biologics Co. Ltd. (Health Care)*(a)	64,753
437	Samsung C&T Corp. (Industrials)	47,259
137	Samsung Card Co. Ltd. (Financials)	4,018
266	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	44,866
27,758	Samsung Electronics Co. Ltd. (Information Technology)	2,038,304
798	Samsung Engineering Co. Ltd. (Industrials)*	9,163
204	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	31,413
2,573	Samsung Heavy Industries Co. Ltd. (Industrials)*	15,023
500	Samsung Life Insurance Co. Ltd. (Financials)	33,378
264	Samsung SDI Co. Ltd. (Information Technology)	158,376
165	Samsung SDS Co. Ltd. (Information Technology)	28,565
275	Samsung Securities Co. Ltd. (Financials)	8,946
116	Seegene, Inc. (Health Care)	12,854
195	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	14,545
2,597	Shinhan Financial Group Co. Ltd. (Financials)	76,165
34	Shinsegae, Inc. (Consumer Discretionary)	8,080
117	SK Biopharmaceuticals Co. Ltd. (Health Care)*	12,288
38	SK Chemicals Co. Ltd. (Materials)	12,751
154	SK Holdings Co. Ltd. (Industrials)	35,981
2,684	SK Hynix, Inc. (Information Technology)	338,038
238	SK Innovation Co. Ltd. (Energy)*	55,184
21	SK Materials Co. Ltd. (Materials)	5,720
646	SK Networks Co. Ltd. (Industrials)	3,197

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
232	SK Telecom Co. Ltd. (Communication Services)	$51,108
92	SKC Co. Ltd. (Materials)	9,622
203	S-Oil Corp. (Energy)*	15,358
63	Solus Advanced Materials Co. Ltd. (Information Technology)	2,532
29	Soulbrain Co. Ltd./New (Materials)	7,997
532	Ssangyong Cement Industrial Co. Ltd. (Materials)	3,149
64	Studio Dragon Corp. (Communication Services)*	5,480
2,412	Woori Financial Group, Inc. (Financials)	20,567
237	Yuhan Corp. (Health Care)	13,079

		5,722,014

Taiwan – 14.4%
2,727	Accton Technology Corp. (Information Technology)	25,701
17,210	Acer, Inc. (Information Technology)	16,591
2,272	Advantech Co. Ltd. (Information Technology)	29,570
16,901	ASE Technology Holding Co. Ltd. (Information Technology)	62,804
11,842	Asia Cement Corp. (Materials)	18,133
151	ASMedia Technology, Inc. (Information Technology)	9,216
3,557	Asustek Computer, Inc. (Information Technology)	38,823
56,196	AU Optronics Corp. (Information Technology)*	38,133
3,914	Catcher Technology Co. Ltd. (Information Technology)	26,981
43,880	Cathay Financial Holding Co. Ltd. (Financials)	66,090
7,139	Chailease Holding Co. Ltd. (Financials)	44,086
31,030	Chang Hwa Commercial Bank Ltd. (Financials)	18,995
9,469	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	14,670
3,431	Chicony Electronics Co. Ltd. (Information Technology)	11,555
15,104	China Airlines Ltd. (Industrials)*	7,592
80,412	China Development Financial Holding Corp. (Financials)	26,850
18,862	China Life Insurance Co. Ltd. (Financials)	15,373
66,182	China Steel Corp. (Materials)	58,810
2,146	Chroma ATE, Inc. (Information Technology)	15,756
22,296	Chunghwa Telecom Co. Ltd. (Communication Services)	87,655
24,646	Compal Electronics, Inc. (Information Technology)	19,644
106,322	CTBC Financial Holding Co. Ltd. (Financials)	76,346
10,847	Delta Electronics, Inc. (Information Technology)	109,239

Common Stocks – (continued)
Taiwan – (continued)
1,078	Eclat Textile Co. Ltd. (Consumer Discretionary)	16,623
64,938	E.Sun Financial Holding Co. Ltd. (Financials)	58,870
13,523	Eva Airways Corp. (Industrials)	7,671
14,365	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	19,573
17,410	Far Eastern New Century Corp. (Industrials)	18,096
9,365	Far EasTone Telecommunications Co. Ltd. (Communication Services)	20,779
2,455	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	16,395
58,449	First Financial Holding Co. Ltd. (Financials)	43,754
9,146	FIT Hon Teng Ltd. (Information Technology)*(a)	3,384
19,160	Formosa Chemicals & Fibre Corp. (Materials)	59,160
6,660	Formosa Petrochemical Corp. (Energy)	23,912
25,107	Formosa Plastics Corp. (Materials)	87,889
400	Formosa Sumco Technology Corp. (Information Technology)	2,154
4,609	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	5,022
5,321	Foxconn Technology Co. Ltd. (Information Technology)	13,373
34,669	Fubon Financial Holding Co. Ltd. (Financials)	62,112
1,242	General Interface Solution Holding Ltd. (Information Technology)	4,972
1,669	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	16,838
1,187	Globalwafers Co. Ltd. (Information Technology)	31,537
5,701	Highwealth Construction Corp. (Real Estate)	9,252
1,467	Hiwin Technologies Corp. (Industrials)	21,015
69,307	Hon Hai Precision Industry Co. Ltd. (Information Technology)	278,696
1,678	Hotai Motor Co. Ltd. (Consumer Discretionary)	35,605
54,563	Hua Nan Financial Holdings Co. Ltd. (Financials)	35,556
49,556	Innolux Corp. (Information Technology)*	30,247
14,676	Inventec Corp. (Information Technology)	13,068
517	Largan Precision Co. Ltd. (Information Technology)	61,162
11,212	Lite-On Technology Corp. (Information Technology)	23,911
10,340	Macronix International (Information Technology)	17,523
8,494	MediaTek, Inc. (Information Technology)	273,247
58,587	Mega Financial Holding Co. Ltd. (Financials)	61,421
1,172	Merida Industry Co. Ltd. (Consumer Discretionary)	11,992

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
3,908	Micro-Star International Co. Ltd. (Information Technology)	$20,906
284	momo.com, Inc. (Consumer Discretionary)	9,860
27,661	Nan Ya Plastics Corp. (Materials)	72,200
1,266	Nan Ya Printed Circuit Board Corp. (Information Technology)*	13,591
6,586	Nanya Technology Corp. (Information Technology)	22,818
789	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	11,048
3,113	Novatek Microelectronics Corp. (Information Technology)	52,978
1,233	Oneness Biotech Co. Ltd. (Health Care)*	11,532
407	Parade Technologies Ltd. (Information Technology)	17,316
10,100	Pegatron Corp. (Information Technology)	27,052
868	Phison Electronics Corp. (Information Technology)	14,320
13,215	Pou Chen Corp. (Consumer Discretionary)	14,329
3,603	Powertech Technology, Inc. (Information Technology)	12,936
3,075	President Chain Store Corp. (Consumer Staples)	28,926
15,248	Quanta Computer, Inc. (Information Technology)	46,534
2,545	Realtek Semiconductor Corp. (Information Technology)	42,032
4,922	Ruentex Development Co. Ltd. (Real Estate)	7,369
2,039	Ruentex Industries Ltd. (Consumer Discretionary)	5,483
23,319	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	33,406
61,953	Shin Kong Financial Holding Co. Ltd. (Financials)	18,440
210	Silicon Motion Technology Corp. ADR (Information Technology)	12,482
2,964	Sino-American Silicon Products, Inc. (Information Technology)	17,772
58,313	SinoPac Financial Holdings Co. Ltd. (Financials)	24,391
3,104	Standard Foods Corp. (Consumer Staples)	6,129
7,566	Synnex Technology International Corp. (Information Technology)	13,406
62,133	Taishin Financial Holding Co. Ltd. (Financials)	28,889
31,317	Taiwan Business Bank (Financials)	10,648
30,886	Taiwan Cement Corp. (Materials)	46,574
51,811	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	37,111
4,227	Taiwan Fertilizer Co. Ltd. (Materials)	8,104
11,882	Taiwan High Speed Rail Corp. (Industrials)	12,862
9,590	Taiwan Mobile Co. Ltd. (Communication Services)	33,433

Common Stocks – (continued)
Taiwan – (continued)
141,890	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	3,087,168
11,991	Tatung Co. Ltd. (Consumer Discretionary)*	12,033
9,253	Teco Electric and Machinery Co. Ltd. (Industrials)	10,083
2,701	Tripod Technology Corp. (Information Technology)	13,431
7,038	Unimicron Technology Corp. (Information Technology)	24,637
26,526	Uni-President Enterprises Corp. (Consumer Staples)	64,000
65,780	United Microelectronics Corp. (Information Technology)	128,006
5,210	Vanguard International Semiconductor Corp. (Information Technology)	21,699
366	Voltronic Power Technology Corp. (Industrials)	15,177
14,684	Walsin Lihwa Corp. (Industrials)	9,806
1,764	Walsin Technology Corp. (Information Technology)	16,087
1,821	Win Semiconductors Corp. (Information Technology)	24,877
15,937	Winbond Electronics Corp. (Information Technology)	17,481
15,322	Wistron Corp. (Information Technology)	17,604
421	Wiwynn Corp. (Information Technology)	12,153
9,055	WPG Holdings Ltd. (Information Technology)	14,744
2,108	Yageo Corp. (Information Technology)	44,881
66,347	Yuanta Financial Holding Co. Ltd. (Financials)	50,619
4,719	Yulon Motor Co. Ltd. (Consumer Discretionary)*	7,057
3,323	Zhen Ding Technology Holding Ltd. (Information Technology)	14,317

		6,564,159

Tanzania – 0.1%
2,136	AngloGold Ashanti Ltd. (Materials)	42,756

Thailand – 2.0%
5,992	Advanced Info Service PCL NVDR (Communication Services)	32,908
24,166	Airports of Thailand PCL NVDR (Industrials)	51,323
47,625	Asset World Corp. PCL NVDR (Consumer Discretionary)	7,681
4,775	B Grimm Power PCL NVDR (Utilities)	7,606
6,040	Bangkok Bank PCL NVDR (Financials)	24,453
31,709	Bangkok Dusit Medical Services PCL NVDR (Health Care)	21,045
51,822	Bangkok Expressway & Metro PCL NVDR (Industrials)	13,671
4,000	Banpu Power PCL NVDR (Utilities)	2,509
8,000	Berli Jucker PCL NVDR (Consumer Staples)	9,889

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
45,407	BTS Group Holdings PCL NVDR (Industrials)	$14,164
2,629	Bumrungrad Hospital PCL NVDR (Health Care)	11,036
2,224	Carabao Group PCL NVDR (Consumer Staples)	10,258
9,827	Central Pattana PCL NVDR (Real Estate)	17,283
18,597	Central Retail Corp. PCL NVDR (Consumer Discretionary)*	20,674
21,642	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	20,647
30,797	CP ALL PCL NVDR (Consumer Staples)	60,807
1,473	Electricity Generating PCL NVDR (Utilities)	8,261
7,603	Energy Absolute PCL NVDR (Utilities)	15,769
216	Fabrinet (Information Technology)*	19,079
3,818	Global Power Synergy PCL NVDR (Utilities)	9,534
29,849	Gulf Energy Development PCL NVDR (Utilities)	32,934
28,965	Home Product Center PCL NVDR (Consumer Discretionary)	12,784
11,714	Indorama Ventures PCL NVDR (Materials)	15,354
11,748	Intouch Holdings PCL NVDR (Communication Services)	21,734
60,688	IRPC PCL NVDR (Energy)	7,089
9,412	Kasikornbank PCL NVDR (Financials)	44,194
23,959	Krung Thai Bank PCL NVDR (Financials)	9,541
3,534	Krungthai Card PCL NVDR (Financials)	7,447
32,215	Land & Houses PCL NVDR (Real Estate)	8,445
17,746	Minor International PCL NVDR (Consumer Discretionary)*	17,814
3,993	Muangthai Capital PCL NVDR (Financials)	8,646
8,561	Osotspa PCL NVDR (Consumer Staples)	9,872
7,666	PTT Exploration & Production PCL NVDR (Energy)	29,255
11,884	PTT Global Chemical PCL NVDR (Materials)	24,746
58,989	PTT PCL NVDR (Energy)	78,300
2,668	Ratch Group PCL NVDR (Utilities)	4,537
6,670	SCG Packaging PCL NVDR (Materials)*	10,403
2,539	Siam Cement PCL (The) NVDR (Materials)	30,837
11,229	Siam Commercial Bank PCL (The) NVDR (Financials)	38,380
8,432	Siam Global House PCL NVDR (Consumer Discretionary)	5,792
5,982	Sri Trang Gloves Thailand PCL NVDR (Health Care)	7,642
4,437	Srisawad Corp. PCL NVDR (Financials)	9,276
47,508	Thai Beverage PCL (Consumer Staples)	26,260
5,634	Thai Oil PCL NVDR (Energy)	11,077
16,800	Thai Union Group PCL NVDR (Consumer Staples)	7,805
2,761	Tisco Financial Group PCL NVDR (Financials)	8,704

Common Stocks – (continued)
Thailand – (continued)
235,974	TMB Bank PCL NVDR (Financials)	8,849
3,022	TOA Paint Thailand PCL NVDR (Materials)	3,134
4,000	Total Access Communication PCL NVDR (Communication Services)	4,214
108,932	True Corp. PCL NVDR (Communication Services)	11,350
16,658	VGI PCL NVDR (Communication Services)	3,731

		898,743

Turkey – 0.6%
343	AG Anadolu Grubu Holding AS (Industrials)	1,291
18,395	Akbank T.A.S. (Financials)*	15,027
752	Aksa Enerji Uretim AS (Utilities)*	1,070
1,144	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	3,643
1,456	Arcelik AS (Consumer Discretionary)*	6,513
3,451	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	7,899
2,034	Bera Holding AS (Industrials)*	6,751
2,655	BIM Birlesik Magazalar AS (Consumer Staples)	23,658
36	Borusan Yatirim ve Pazarlama AS (Financials)	2,383
232	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	919
449	Coca-Cola Icecek AS (Consumer Staples)	4,291
209	Deva Holding AS (Health Care)	842
5,588	Dogan Sirketler Grubu Holding AS (Industrials)	2,388
190	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)*	797
804	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	779
11,292	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,395
1,503	Enerjisa Enerji AS (Utilities)(a)	2,308
9,831	Enka Insaat ve Sanayi AS (Industrials)	9,370
7,429	Eregli Demir ve Celik Fabrikalari TAS (Materials)	14,612
194	Fenerbahce Futbol AS (Communication Services)*	768
407	Ford Otomotiv Sanayi AS (Consumer Discretionary)	9,607
320	Gubre Fabrikalari TAS (Materials)*	3,442
7,876	Haci Omer Sabanci Holding AS (Financials)	11,127
1,085	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	763
237	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	166
4,408	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	3,862
800	Kerevitas Gida Sanayi ve Ticaret AS (Consumer Staples)*	603

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
6,386	KOC Holding AS (Industrials)	$18,578
268	Koza Altin Isletmeleri AS (Materials)*	4,668
1,103	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	2,547
203	Migros Ticaret AS (Consumer Staples)*	1,069
814	MLP Saglik Hizmetleri AS (Health Care)*(a)	2,605
1,486	Oyak Cimento Fabrikalari AS (Materials)*	1,514
228	Pegasus Hava Tasimaciligi AS (Industrials)*	2,740
7,284	Petkim Petrokimya Holding AS (Materials)*	5,165
803	Sasa Polyester Sanayi AS (Materials)*	4,369
695	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	1,073
1,671	Sok Marketler Ticaret AS (Consumer Staples)*	2,545
1,099	TAV Havalimanlari Holding AS (Industrials)	3,695
1,267	Tekfen Holding AS (Industrials)	2,741
719	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	3,359
877	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	410
4,118	Turk Hava Yollari AO (Industrials)*	7,489
2,970	Turk Telekomunikasyon AS (Communication Services)	3,075
79	Turk Traktor ve Ziraat Makineleri AS (Industrials)	2,293
6,962	Turkcell Iletisim Hizmetleri AS (Communication Services)	14,876
12,576	Turkiye Garanti Bankasi AS (Financials)*	15,122
3,889	Turkiye Halk Bankasi AS (Financials)*	2,805
9,076	Turkiye Is Bankasi AS, Class C (Financials)*	7,011
720	Turkiye Petrol Rafinerileri AS (Energy)*	9,813
1,123	Turkiye Sigorta AS (Financials)*	1,066
7,885	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	7,579
6,176	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	3,455
1,067	Ulker Biskuvi Sanayi AS (Consumer Staples)*	2,966
439	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	1,573
14,878	Yapi ve Kredi Bankasi AS (Financials)*	5,315
2,383	Zorlu Enerji Elektrik Uretim AS (Utilities)*	819

		280,609

United Arab Emirates – 0.7%
16,241	Abu Dhabi Commercial Bank PJSC (Financials)	27,767
14,664	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	16,368
10,808	Dubai Islamic Bank PJSC (Financials)	13,977

Common Stocks – (continued)
United Arab Emirates – (continued)
11,733	Emaar Malls PJSC (Real Estate)*	5,398
20,578	Emaar Properties PJSC (Real Estate)*	19,552
14,820	Emirates NBD Bank PJSC (Financials)	45,189
10,202	Emirates Telecommunications Group Co. PJSC (Communication Services)	55,271
25,621	First Abu Dhabi Bank PJSC (Financials)	102,536
1,959	International Holdings Co. PJSC (Consumer Staples)*	25,013

		311,071

United States – 0.1%
5,956	JBS SA (Consumer Staples)	27,594

TOTAL COMMON STOCKS
(Cost $30,500,138)		$44,257,533

Shares	Description	Rate	Value

Preferred Stocks – 1.5%
Brazil – 1.0%
1,101	Alpargatas SA (Consumer Discretionary)	0.16%	$6,901
25,284	Banco Bradesco SA (Financials)	3.06	104,347
1,091	Braskem SA, Class A (Materials)*	0.00	6,120
1,425	Centrais Eletricas Brasileiras SA, Class B (Utilities)	4.93	8,379
5,870	Cia Energetica de Minas Gerais (Utilities)	5.24	12,597
6,213	Gerdau SA (Materials)	1.20	28,841
28,179	Itau Unibanco Holding SA (Financials)	1.99	129,188
26,270	Itausa SA (Financials)	2.10	46,902
5,248	Lojas Americanas SA (Consumer Discretionary)	0.87	23,457
26,787	Petroleo Brasileiro SA (Energy)*	0.00	106,897

			473,629

Chile – 0.1%
2,318	Embotelladora Andina SA, Class B (Consumer Staples)	5.79	6,273
700	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	1.62	37,557

			43,830

Colombia – 0.1%
1,732	Bancolombia SA (Financials)	5.26	14,848
21,057	Grupo Aval Acciones y Valores SA (Financials)	5.10	6,918

			21,766

Russia – 0.1%
5,954	Sberbank of Russia PJSC (Financials)	7.47	19,970
45,177	Surgutneftegas PJSC (Energy)	2.42	23,835
865	Tatneft PJSC (Energy)	2.22	5,707

			49,512

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – 0.2%
62	Amorepacific Corp. (Consumer Staples)	1.06%	$4,183
8	CJ CheilJedang Corp. (Consumer Staples)	2.23	1,314
11	DL E&C Co. Ltd. (Industrials)*	0.00	693
9	DL Holdings Co. Ltd. (Industrials)	7.46	337
1	Doosan Co. Ltd. (Industrials)	7.41	49
19	Doosan Co. Ltd. (Industrials)	5.40	634
80	Doosan Fuel Cell Co. Ltd. (Industrials)*	0.00	1,111
18	Doosan Fuel Cell Co. Ltd. (Industrials)*	0.00	292
134	Hanwha Corp. (Industrials)	5.49	1,628
3	Hanwha Corp. (Industrials)	1.92	103
7	Hanwha Solutions Corp. (Materials)*	0.00	330
4	Hotel Shilla Co. Ltd. (Consumer Discretionary)	0.30	294
131	Hyundai Motor Co. (Consumer Discretionary)	2.85	12,126
14	Hyundai Motor Co. (Consumer Discretionary)	3.03	1,241
211	Hyundai Motor Co. (Consumer Discretionary)	2.97	19,156
35	Korea Investment Holdings Co. Ltd. (Financials)*	0.00	1,894
4	Korean Air Lines Co. Ltd. (Industrials)*	0.00	143
45	LG Chem Ltd. (Materials)	2.45	15,601
102	LG Electronics, Inc. (Consumer Discretionary)	1.74	6,482
833	Mirae Asset Daewoo Co. Ltd. (Financials)	4.63	3,207
10	Samsung C&T Corp. (Industrials)	2.07	1,010
17	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1.24	1,718
16	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	6.38	1,937
1	Samsung Heavy Industries Co. Ltd. (Industrials)*	0.00	266
9	Samsung SDI Co. Ltd. (Information Technology)	0.22	3,941
9	Shin Poong Pharmaceutical Co. Ltd. (Health Care)	0.13	680
9	SK Chemicals Co. Ltd. (Materials)	1.16	1,466
4	SK Holdings Co. Ltd. (Industrials)	2.82	863
7	SK Innovation Co. Ltd. (Energy)*	0.00	1,190
48	Solus Advanced Materials Co. Ltd. (Information Technology)	0.07	643

Preferred Stocks – (continued)
South Korea – (continued)
12	Solus Advanced Materials Co. Ltd. (Information Technology)	0.04	285
6	Yuhan Corp. (Health Care)	0.68	322

			85,139

TOTAL PREFERRED STOCKS
(Cost $496,579)			$673,876

Shares	Description	Value

Exchange-Traded Fund – 1.0%
United States – 1.0%
16,592	iShares MSCI Malaysia ETF
(Cost $389,456)		$451,302

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $31,386,173)		$45,382,711

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
296,421	0.036%	$296,421
(Cost $296,421)

TOTAL INVESTMENTS – 100.5%
(Cost $31,682,594)		$45,679,132

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(196,240)

NET ASSETS – 100.0%		$45,482,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 8.5%
4,208	Afterpay Ltd. (Information Technology)*	$389,376
11,938	AGL Energy Ltd. (Utilities)	86,601
49,581	Alumina Ltd. (Materials)	62,185
64,998	AMP Ltd. (Financials)	75,482
4,556	Ampol Ltd. (Energy)	86,700
21,594	APA Group (Utilities)	155,311
12,290	Aristocrat Leisure Ltd. (Consumer Discretionary)	288,873
3,691	ASX Ltd. (Financials)	193,172
34,726	Aurizon Holdings Ltd. (Industrials)	102,431
36,455	AusNet Services (Utilities)	46,710
51,397	Australia & New Zealand Banking Group Ltd. (Financials)	1,041,345
56,570	BHP Group Ltd. (Materials)	2,151,722
39,580	BHP Group PLC (Materials)	1,255,869
9,660	BlueScope Steel Ltd. (Materials)	124,746
23,542	Boral Ltd. (Materials)	94,412
28,373	Brambles Ltd. (Industrials)	217,467
1,353	CIMIC Group Ltd. (Industrials)*	22,301
9,585	Coca-Cola Amatil Ltd. (Consumer Staples)	99,363
1,260	Cochlear Ltd. (Health Care)	206,229
24,323	Coles Group Ltd. (Consumer Staples)	288,677
33,873	Commonwealth Bank of Australia (Financials)	2,138,868
8,987	Computershare Ltd. (Information Technology)	92,329
8,343	Crown Resorts Ltd. (Consumer Discretionary)	64,269
8,727	CSL Ltd. (Health Care)	1,774,174
20,929	Dexus REIT (Real Estate)	144,209
1,135	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	79,041
32,019	Evolution Mining Ltd. (Materials)	104,114
33,794	Fortescue Metals Group Ltd. (Materials)	630,797
233,308	Glencore PLC (Materials)*	948,229
34,421	Goodman Group REIT (Real Estate)	441,303
37,456	GPT Group (The) REIT (Real Estate)	123,823
47,428	Insurance Australia Group Ltd. (Financials)	183,227
13,232	Lendlease Corp. Ltd. (Real Estate)	136,248
6,891	Macquarie Group Ltd. (Financials)	760,132
2,743	Magellan Financial Group Ltd. (Financials)	92,250
52,898	Medibank Pvt Ltd. (Financials)	113,442
75,619	Mirvac Group REIT (Real Estate)	130,554
63,507	National Australia Bank Ltd. (Financials)	1,211,478
15,718	Newcrest Mining Ltd. (Materials)	299,841
22,092	Northern Star Resources Ltd. (Materials)	174,628
36,068	Oil Search Ltd. (Energy)	118,397
7,732	Orica Ltd. (Materials)	75,186
33,905	Origin Energy Ltd. (Energy)	118,122
36,115	Qantas Airways Ltd. (Industrials)*	139,801
26,463	QBE Insurance Group Ltd. (Financials)	190,330

Common Stocks – (continued)
Australia – (continued)
3,563	Ramsay Health Care Ltd. (Health Care)	182,059
1,100	REA Group Ltd. (Communication Services)	116,502
5,545	Reece Ltd. (Industrials)	69,546
7,088	Rio Tinto Ltd. (Materials)	697,959
20,501	Rio Tinto PLC (Materials)	1,773,347
40,098	Santos Ltd. (Energy)	224,447
98,368	Scentre Group REIT (Real Estate)	219,331
6,486	SEEK Ltd. (Communication Services)	129,051
2,518	Seven Group Holdings Ltd. (Industrials)	42,283
9,087	Sonic Healthcare Ltd. (Health Care)	223,225
88,648	South32 Ltd. (Materials)	190,109
45,781	Stockland REIT (Real Estate)	147,800
24,619	Suncorp Group Ltd. (Financials)	189,457
51,773	Sydney Airport (Industrials)*	234,884
42,395	Tabcorp Holdings Ltd. (Consumer Discretionary)	146,059
226,992	Telstra Corp. Ltd. (Communication Services)	541,271
3,721	TPG Telecom Ltd. (Communication Services)*	19,589
52,697	Transurban Group (Industrials)	522,215
13,839	Treasury Wine Estates Ltd. (Consumer Staples)	116,784
71,286	Vicinity Centres REIT (Real Estate)	90,511
21,708	Wesfarmers Ltd. (Consumer Discretionary)	827,544
70,608	Westpac Banking Corp. (Financials)	1,302,113
2,810	WiseTech Global Ltd. (Information Technology)	59,326
18,476	Woodside Petroleum Ltd. (Energy)	351,452
24,282	Woolworths Group Ltd. (Consumer Staples)	740,685

		26,431,313

Austria – 0.3%
5,021	ams AG (Information Technology)*	118,578
1,388	ANDRITZ AG (Industrials)	66,918
1,691	BAWAG Group AG (Financials)*(a)	88,341
1,256	CA Immobilien Anlagen AG (Real Estate)	54,197
5,683	Erste Group Bank AG (Financials)*	188,247
270	Mayr Melnhof Karton AG (Materials)	59,253
613	Oesterreichische Post AG (Industrials)	24,852
2,749	OMV AG (Energy)	133,002
2,610	Raiffeisen Bank International AG (Financials)*	53,286
1,272	Verbund AG (Utilities)	97,578
702	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	18,959
2,143	voestalpine AG (Materials)	85,423
2,158	Wienerberger AG (Materials)	72,505

		1,061,139

Belgium – 0.9%
425	Ackermans & van Haaren NV (Financials)	68,920

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
3,479	Ageas SA/NV (Financials)	$196,192
16,337	Anheuser-Busch InBev SA/NV (Consumer Staples)	941,125
553	Elia Group SA/NV (Utilities)	60,142
1,037	Etablissements Franz Colruyt NV (Consumer Staples)	62,482
812	Galapagos NV (Health Care)*	67,277
1,450	Groupe Bruxelles Lambert SA (Financials)	144,602
5,398	KBC Group NV (Financials)*	390,636
2,739	Proximus SADP (Communication Services)	53,859
289	Sofina SA (Financials)	96,291
1,366	Solvay SA (Materials)	167,629
822	Telenet Group Holding NV (Communication Services)	32,965
2,325	UCB SA (Health Care)	232,653
3,744	Umicore SA (Materials)	221,134
2,551	Warehouses De Pauw CVA REIT (Real Estate)	87,752

		2,823,659

Brazil – 0.0%
3,198	Yara International ASA (Materials)	154,701

Chile – 0.1%
6,664	Antofagasta PLC (Materials)	166,075

China – 0.9%
74,454	Alibaba Health Information Technology Ltd. (Health Care)*	249,545
32,586	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	99,556
11,880	BYD Electronic International Co. Ltd. (Information Technology)	66,235
42,525	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*	286,703
35,776	China Gas Holdings Ltd. (Utilities)	144,121
33,656	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	46,249
162,962	CSPC Pharmaceutical Group Ltd. (Health Care)	170,160
33,287	ESR Cayman Ltd. (Real Estate)*(a)	105,345
45,389	Fosun International Ltd. (Industrials)	68,107
110,615	Geely Automobile Holdings Ltd. (Consumer Discretionary)	359,336
7,936	Prosus NV (Consumer Discretionary)*	944,584
23,757	Shimao Group Holdings Ltd. (Real Estate)	78,247
30,559	Sun Art Retail Group Ltd. (Consumer Staples)	26,394
42,950	Wilmar International Ltd. (Consumer Staples)	170,547
51,607	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	41,528

		2,856,657

Common Stocks – (continued)
Colombia – 0.0%
1,943	Millicom International Cellular SA SDR (Communication Services)*	73,301

Denmark – 2.2%
59	AP Moller – Maersk A/S, Class A (Industrials)	119,131
108	AP Moller – Maersk A/S, Class B (Industrials)	233,409
1,892	Carlsberg AS, Class B (Consumer Staples)	299,570
1,978	Chr Hansen Holding A/S (Materials)*	170,735
2,385	Coloplast A/S, Class B (Health Care)	365,483
13,042	Danske Bank A/S (Financials)*	242,053
1,899	Demant A/S (Health Care)*	78,703
4,354	DSV PANALPINA A/S (Industrials)	804,526
1,248	Genmab A/S (Health Care)*	421,687
2,470	GN Store Nord AS (Health Care)	208,849
1,188	H Lundbeck A/S (Health Care)	45,513
31,853	Novo Nordisk A/S, Class B (Health Care)	2,277,090
3,871	Novozymes A/S, Class B (Materials)*	240,616
3,442	Orsted AS (Utilities)(a)	560,721
2,313	Tryg A/S (Financials)	73,246
3,822	Vestas Wind Systems A/S (Industrials)	720,261

		6,861,593

Faroe Islands – 0.0%
960	Bakkafrost P/F (Consumer Staples)*	68,667

Finland – 1.3%
2,743	Elisa OYJ (Communication Services)	164,309
8,094	Fortum OYJ (Utilities)	203,269
1,694	Huhtamaki OYJ (Materials)	76,654
5,091	Kesko OYJ, Class B (Consumer Staples)	130,016
6,868	Kone OYJ, Class B (Industrials)*	550,868
15,349	Metso Outotec OYJ (Industrials)	173,544
8,905	Neste OYJ (Energy)	588,652
107,959	Nokia OYJ (Information Technology)*	432,434
76,171	Nordea Bank Abp (Financials)	694,162
1,883	Orion OYJ, Class B (Health Care)	77,641
8,850	Sampo OYJ, Class A (Financials)	396,062
10,836	Stora Enso OYJ, Class R (Materials)	214,719
9,784	UPM-Kymmene OYJ (Materials)	375,276
10,373	Wartsila OYJ Abp (Industrials)	119,637

		4,197,243

France – 9.2%
5,346	Adevinta ASA (Communication Services)*	75,174
636	Aeroports de Paris (Industrials)*	81,212
9,115	Air Liquide SA (Materials)	1,379,654
11,161	Airbus SE (Industrials)*	1,299,314
1,152	Amundi SA (Financials)*(a)	88,093
43,563	AXA SA (Financials)	1,099,837
783	BioMerieux (Health Care)	99,983
21,956	BNP Paribas SA (Financials)*	1,313,188
17,317	Bollore SA (Communication Services)	83,363
5,772	Bouygues SA (Industrials)	235,123

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
3,054	Capgemini SE (Information Technology)	$493,580
12,001	Carrefour SA (Consumer Staples)	210,418
9,846	Cie de Saint-Gobain (Industrials)*	530,867
3,137	Cie Generale des Etablissements Michelin (Consumer Discretionary)	455,971
25,117	Credit Agricole SA (Financials)*	354,107
12,237	Danone SA (Consumer Staples)	838,616
2,574	Dassault Systemes (Information Technology)	537,071
9,655	Electricite de France SA (Utilities)*	116,114
34,969	Engie SA (Utilities)*	512,952
5,697	EssilorLuxottica SA (Consumer Discretionary)	933,527
638	Hermes International (Consumer Discretionary)	714,930
1,438	Kering (Consumer Discretionary)	916,184
4,043	L’Oreal SA (Consumer Staples)	1,485,959
5,063	Legrand SA (Industrials)	441,982
5,020	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,198,970
38,417	Orange SA (Communication Services)	445,228
3,227	Pernod Ricard SA (Consumer Staples)	616,329
6,788	Safran SA (Industrials)*	933,098
20,906	Sanofi (Health Care)	1,923,478
457	Sartorius Stedim Biotech (Health Care)	200,804
10,322	Schneider Electric SE (Industrials)	1,539,168
15,994	Societe Generale SA (Financials)*	398,656
1,513	Sodexo SA (Consumer Discretionary)*	145,486
1,109	Teleperformance (Industrials)	394,543
2,031	Thales SA (Industrials)	193,372
51,112	TOTAL SE (Energy)	2,380,775
10,842	Vinci SA (Industrials)	1,132,288
13,422	Vivendi SE (Communication Services)	465,452
4,370	Worldline SA (Information Technology)*(a)	391,458

		28,656,324

Germany – 7.9%
3,374	adidas AG (Consumer Discretionary)*	1,183,150
7,932	Allianz SE (Financials)	1,923,647
17,696	BASF SE (Materials)	1,454,800
18,928	Bayer AG (Health Care)	1,151,497
6,151	Bayerische Motoren Werke AG (Consumer Discretionary)	533,825
1,894	Beiersdorf AG (Consumer Staples)	188,283
4,584	BioNTech SE ADR (Health Care)*	499,793
2,081	Continental AG (Consumer Discretionary)	300,332
3,609	Covestro AG (Materials)(a)	262,661
16,026	Daimler AG (Consumer Discretionary)	1,288,719
2,548	Delivery Hero SE (Consumer Discretionary)*(a)	326,905
36,894	Deutsche Bank AG (Financials)*	457,403
3,533	Deutsche Boerse AG (Financials)	581,286
18,962	Deutsche Post AG (Industrials)	945,040
62,472	Deutsche Telekom AG (Communication Services)	1,139,702

Common Stocks – (continued)
Germany – (continued)
6,621	Deutsche Wohnen SE (Real Estate)	313,024
41,068	E.ON SE (Utilities)	421,218
3,689	Evonik Industries AG (Materials)	124,883
3,825	Fresenius Medical Care AG & Co. KGaA (Health Care)	266,310
7,843	Fresenius SE & Co. KGaA (Health Care)	337,383
1,157	Hannover Rueck SE (Financials)	197,033
467	Hapag-Lloyd AG (Industrials)(a)	69,042
2,847	HeidelbergCement AG (Materials)	226,278
1,942	Henkel AG & Co. KGaA (Consumer Staples)	173,018
25,016	Infineon Technologies AG (Information Technology)	1,093,119
2,563	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	248,504
1,273	Knorr-Bremse AG (Industrials)	163,077
2,490	Merck KGaA (Health Care)	406,659
1,028	MTU Aero Engines AG (Industrials)	245,814
2,699	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	796,079
12,043	RWE AG (Utilities)	458,122
19,410	SAP SE (Information Technology)	2,404,519
15,554	Siemens AG (Industrials)	2,416,191
7,700	Siemens Energy AG (Industrials)*	292,071
4,318	Siemens Healthineers AG (Health Care)(a)	240,204
2,394	Symrise AG (Materials)	281,053
1,021	Talanx AG (Financials)	42,706
15,119	Telefonica Deutschland Holding AG (Communication Services)	40,557
551	Volkswagen AG (Consumer Discretionary)	129,547
10,903	Vonovia SE (Real Estate)	697,964
3,171	Zalando SE (Consumer Discretionary)*(a)	327,239

		24,648,657

Hong Kong – 3.0%
232,792	AIA Group Ltd. (Financials)	2,912,394
5,887	ASM Pacific Technology Ltd. (Information Technology)	81,884
26,444	Bank of East Asia Ltd. (The) (Financials)	62,451
18,628	Cathay Pacific Airways Ltd. (Industrials)*	17,290
45,545	CK Asset Holdings Ltd. (Real Estate)	267,433
11,698	CK Infrastructure Holdings Ltd. (Utilities)	67,784
36,394	CLP Holdings Ltd. (Utilities)	354,916
5,799	Dairy Farm International Holdings Ltd. (Consumer Staples)	25,110
35,216	Hang Lung Properties Ltd. (Real Estate)	91,248
13,945	Hang Seng Bank Ltd. (Financials)	269,647
25,302	Henderson Land Development Co. Ltd. (Real Estate)	109,919

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
43,619	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	$42,734
65,626	HKT Trust & HKT Ltd. (Communication Services)	89,167
199,146	Hong Kong & China Gas Co. Ltd. (Utilities)	300,361
24,414	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,489,259
22,295	Hongkong Land Holdings Ltd. (Real Estate)	107,462
4,899	Jardine Matheson Holdings Ltd. (Industrials)	256,316
3,226	Jardine Strategic Holdings Ltd. (Industrials)	83,489
40,072	Link REIT (Real Estate)	378,128
8,772	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)*	190,001
29,676	MTR Corp. Ltd. (Industrials)	178,079
26,981	New World Development Co. Ltd. (Real Estate)	137,212
26,333	Power Assets Holdings Ltd. (Utilities)	146,307
190,803	Sino Biopharmaceutical Ltd. (Health Care)	212,267
59,501	Sino Land Co. Ltd. (Real Estate)	90,049
27,689	Sun Hung Kai Properties Ltd. (Real Estate)	444,746
9,502	Swire Pacific Ltd., Class A (Real Estate)	69,636
16,653	Swire Pacific Ltd., Class B (Real Estate)	19,321
20,270	Swire Properties Ltd. (Real Estate)	65,194
26,262	Techtronic Industries Co. Ltd. (Industrials)	400,835
182,368	WH Group Ltd. (Consumer Staples)(a)	163,623
26,360	Wharf Holdings Ltd. (The) (Real Estate)	62,185
27,417	Wharf Real Estate Investment Co. Ltd. (Real Estate)	163,816

		9,350,263

Ireland – 0.9%
2,418	AerCap Holdings NV (Industrials)*	116,499
15,101	AIB Group PLC (Financials)*	34,148
15,124	CRH PLC (Materials)	657,199
3,333	Flutter Entertainment PLC (Consumer Discretionary)*	645,070
1,002	ICON PLC (Health Care)*	181,041
2,971	Kerry Group PLC, Class A (Consumer Staples)	360,440
2,938	Kingspan Group PLC (Industrials)*	214,860
3,744	Ryanair Holdings PLC ADR (Industrials)*	402,555
4,938	Smurfit Kappa Group PLC (Materials)	234,715

		2,846,527

Israel – 0.8%
1,257	Airport City Ltd. (Real Estate)*	17,227
2,806	Alony Hetz Properties & Investments Ltd. (Real Estate)	33,729
3,783	Amot Investments Ltd. (Real Estate)	19,984

Common Stocks – (continued)
Israel – (continued)
704	Azrieli Group Ltd. (Real Estate)	42,843
21,616	Bank Hapoalim BM (Financials)*	153,342
27,065	Bank Leumi Le-Israel BM (Financials)	165,444
39,246	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	38,041
116	Big Shopping Centers Ltd. (Real Estate)*	11,661
2,119	Check Point Software Technologies Ltd. (Information Technology)*	233,599
400	Elbit Systems Ltd. (Industrials)	52,006
37	Electra Ltd. (Industrials)	19,345
4,210	Energix-Renewable Energies Ltd. (Utilities)	14,742
998	First International Bank Of Israel Ltd. (Financials)	26,192
362	Fiverr International Ltd. (Consumer Discretionary)*	97,729
2,210	Harel Insurance Investments & Financial Services Ltd. (Financials)	20,081
13,348	ICL Group Ltd. (Materials)	77,444
70	Israel Corp. Ltd. (The) (Materials)*	15,922
21,482	Israel Discount Bank Ltd., Class A (Financials)	79,827
332	JFrog Ltd. (Information Technology)*(b)	17,759
867	Kornit Digital Ltd. (Industrials)*	98,084
610	Matrix IT Ltd. (Information Technology)	13,442
902	Maytronics Ltd. (Consumer Discretionary)	14,341
406	Melisron Ltd. (Real Estate)	21,448
12,805	Mivne Real Estate KD Ltd. (Real Estate)	29,764
2,875	Mizrahi Tefahot Bank Ltd. (Financials)	68,874
206	Nano-X Imaging Ltd. (Health Care)*	9,326
1,114	Nice Ltd. (Information Technology)*	259,004
2,793	Phoenix Holdings Ltd. (The) (Financials)*	21,752
1,909	Plus500 Ltd. (Financials)	36,485
559	Sapiens International Corp. NV (Information Technology)	18,461
2,716	Shapir Engineering and Industry Ltd. (Industrials)	18,734
4,582	Shikun & Binui Ltd. (Industrials)*	26,833
4,539	Shufersal Ltd. (Consumer Staples)	36,461
957	Strauss Group Ltd. (Consumer Staples)	25,676
21,025	Teva Pharmaceutical Industries Ltd. (Health Care)*	233,054
2,079	Tower Semiconductor Ltd. (Information Technology)*	63,386
1,037	Wix.com Ltd. (Information Technology)*	361,467

		2,493,509

Italy – 2.1%
30,180	A2A SpA (Utilities)	51,084
2,224	Amplifon SpA (Health Care)*	89,083
22,299	Assicurazioni Generali SpA (Financials)	420,884
8,882	Atlantia SpA (Industrials)*	167,375
4,086	Banca Mediolanum SpA (Financials)*	35,833
1,799	Buzzi Unicem SpA (Materials)	45,747

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
10,224	Davide Campari-Milano NV (Consumer Staples)	$116,380
444	DiaSorin SpA (Health Care)	87,522
149,679	Enel SpA (Utilities)	1,425,101
47,594	Eni SpA (Energy)	547,771
2,338	Ferrari NV (Consumer Discretionary)	458,315
11,742	FinecoBank Banca Fineco SpA (Financials)*	207,658
16,374	Hera SpA (Utilities)	58,710
6,448	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	67,426
330,437	Intesa Sanpaolo SpA (Financials)*	855,914
7,312	Leonardo SpA (Industrials)	58,843
14,493	Mediobanca Banca di Credito Finanziario SpA (Financials)*	151,604
3,860	Moncler SpA (Consumer Discretionary)*	240,354
9,667	Nexi SpA (Information Technology)*(a)	174,658
7,944	Pirelli & C SpA (Consumer Discretionary)*(a)	46,043
8,883	Poste Italiane SpA (Financials)(a)	101,396
9,871	PRADA SpA (Consumer Discretionary)*	58,724
4,564	Prysmian SpA (Industrials)	147,857
1,822	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	93,194
37,527	Snam SpA (Utilities)	195,684
189,918	Telecom Italia SpA (Communication Services)	90,572
116,126	Telecom Italia SpA-RSP (Communication Services)	62,612
27,165	Terna Rete Elettrica Nazionale SpA (Utilities)	190,188
41,038	UniCredit SpA (Financials)*	425,394
8,478	UnipolSai Assicurazioni SpA (Financials)	24,739

		6,696,665

Japan – 25.9%
595	ABC-Mart, Inc. (Consumer Discretionary)	33,844
6,035	Acom Co. Ltd. (Financials)	26,907
3,764	Advantest Corp. (Information Technology)	309,133
13,817	Aeon Co. Ltd. (Consumer Staples)	415,392
2,002	AEON Financial Service Co. Ltd. (Financials)	25,631
1,833	Aeon Mall Co. Ltd. (Real Estate)	30,831
3,719	AGC, Inc. (Industrials)	136,138
3,718	Air Water, Inc. (Materials)	61,141
3,019	Aisin Seiki Co. Ltd. (Consumer Discretionary)	102,721
10,466	Ajinomoto Co., Inc. (Consumer Staples)	208,161
3,456	Alfresa Holdings Corp. (Health Care)	66,629
3,876	Alps Alpine Co. Ltd. (Information Technology)	51,006
6,501	Amada Co. Ltd. (Industrials)	78,776

Common Stocks – (continued)
Japan – (continued)
8,307	ANA Holdings, Inc. (Industrials)*	199,137
8,324	Asahi Group Holdings Ltd. (Consumer Staples)	360,337
3,953	Asahi Intecc Co. Ltd. (Health Care)	113,351
25,480	Asahi Kasei Corp. (Materials)	274,076
35,511	Astellas Pharma, Inc. (Health Care)	557,963
2,625	Azbil Corp. (Information Technology)	111,490
3,692	Bandai Namco Holdings, Inc. (Consumer Discretionary)	282,323
1,499	Benesse Holdings, Inc. (Consumer Discretionary)	30,236
11,003	Bridgestone Corp. (Consumer Discretionary)	429,730
4,745	Brother Industries Ltd. (Information Technology)	93,217
1,598	Calbee, Inc. (Consumer Staples)	41,997
19,663	Canon, Inc. (Information Technology)	423,103
1,575	Capcom Co. Ltd. (Communication Services)	95,795
4,100	Casio Computer Co. Ltd. (Consumer Discretionary)	78,968
3,282	Central Japan Railway Co. (Industrials)	536,321
13,095	Chiba Bank Ltd. (The) (Financials)	83,457
13,993	Chubu Electric Power Co., Inc. (Utilities)	171,728
12,136	Chugai Pharmaceutical Co. Ltd. (Health Care)	542,555
6,001	Chugoku Electric Power Co., Inc. (The) (Utilities)	71,591
2,303	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	39,558
20,802	Concordia Financial Group Ltd. (Financials)	80,248
359	Cosmos Pharmaceutical Corp. (Consumer Staples)	51,387
1,921	CyberAgent, Inc. (Communication Services)	115,758
4,455	Dai Nippon Printing Co. Ltd. (Industrials)	80,034
5,079	Daicel Corp. (Materials)	37,184
2,166	Daifuku Co. Ltd. (Industrials)	206,963
20,234	Dai-ichi Life Holdings, Inc. (Financials)	354,959
36,560	Daiichi Sankyo Co. Ltd. (Health Care)	1,032,904
5,040	Daikin Industries Ltd. (Industrials)	980,184
1,237	Daito Trust Construction Co. Ltd. (Real Estate)	137,122
11,532	Daiwa House Industry Co. Ltd. (Real Estate)	325,048
39	Daiwa House REIT Investment Corp. REIT (Real Estate)	102,350
27,914	Daiwa Securities Group, Inc. (Financials)	135,614
8,488	Denso Corp. (Consumer Discretionary)	508,929
4,134	Dentsu Group, Inc. (Communication Services)	142,405
1,552	DIC Corp. (Materials)	38,006
542	Disco Corp. (Information Technology)	169,916
6,585	East Japan Railway Co. (Industrials)	485,624
1,824	Ebara Corp. (Industrials)	68,310
5,211	Eisai Co. Ltd. (Health Care)	357,981

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,185	Electric Power Development Co. Ltd. (Utilities)	$51,898
59,905	ENEOS Holdings, Inc. (Energy)	262,977
937	Ezaki Glico Co. Ltd. (Consumer Staples)	38,126
3,668	FANUC Corp. (Industrials)	906,844
1,049	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,033,837
2,467	Fuji Electric Co. Ltd. (Industrials)	102,348
3,186	Fuji Media Holdings, Inc. (Communication Services)	38,517
7,191	FUJIFILM Holdings Corp. (Information Technology)	409,699
3,575	Fujitsu Ltd. (Information Technology)	515,412
3,358	Fukuoka Financial Group, Inc. (Financials)	60,358
76	GLP J REIT (Real Estate)	123,124
794	GMO Payment Gateway, Inc. (Information Technology)	105,156
4,216	Hakuhodo DY Holdings, Inc. (Communication Services)	69,409
2,682	Hamamatsu Photonics KK (Information Technology)	157,839
4,431	Hankyu Hanshin Holdings, Inc. (Industrials)	147,021
662	Harmonic Drive Systems, Inc. (Industrials)	50,890
5,108	Haseko Corp. (Consumer Discretionary)	63,191
381	Hikari Tsushin, Inc. (Consumer Discretionary)	75,420
5,113	Hino Motors Ltd. (Industrials)	47,991
612	Hirose Electric Co. Ltd. (Information Technology)	89,267
1,287	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	80,211
1,998	Hitachi Construction Machinery Co. Ltd. (Industrials)	61,418
18,138	Hitachi Ltd. (Information Technology)	830,119
3,840	Hitachi Metals Ltd. (Materials)	60,876
31,198	Honda Motor Co. Ltd. (Consumer Discretionary)	852,572
985	Hoshizaki Corp. (Industrials)	86,352
7,074	Hoya Corp. (Health Care)	803,411
6,342	Hulic Co. Ltd. (Real Estate)	70,718
2,156	Ibiden Co. Ltd. (Information Technology)	87,624
3,970	Idemitsu Kosan Co. Ltd. (Energy)	103,740
2,483	IHI Corp. (Industrials)	45,633
2,829	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	64,047
18,898	Inpex Corp. (Energy)	139,065
6,338	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	46,223
10,795	Isuzu Motors Ltd. (Consumer Discretionary)	112,874
1,057	Ito En Ltd. (Consumer Staples)	58,336
28,317	ITOCHU Corp. (Industrials)	842,015
1,769	Itochu Techno-Solutions Corp. (Information Technology)	54,295

Common Stocks – (continued)
Japan – (continued)
776	Izumi Co. Ltd. (Consumer Discretionary)	28,661
4,797	J Front Retailing Co. Ltd. (Consumer Discretionary)	45,791
8,136	Japan Airlines Co. Ltd. (Industrials)*	193,205
10,260	Japan Exchange Group, Inc. (Financials)	220,868
7,739	Japan Post Bank Co. Ltd. (Financials)	73,656
27,154	Japan Post Holdings Co. Ltd. (Financials)	232,086
3,798	Japan Post Insurance Co. Ltd. (Financials)	77,678
100	Japan Retail Fund Investment Corp. REIT (Real Estate)	98,836
20,699	Japan Tobacco, Inc. (Consumer Staples)	373,996
9,133	JFE Holdings, Inc. (Materials)*	95,839
4,287	JGC Holdings Corp. (Industrials)	55,006
3,880	JSR Corp. (Materials)	115,628
4,364	JTEKT Corp. (Consumer Discretionary)	45,754
8,552	Kajima Corp. (Industrials)	109,007
2,469	Kakaku.com, Inc. (Communication Services)	78,329
14,128	Kansai Electric Power Co., Inc. (The) (Utilities)	140,895
4,169	Kansai Paint Co. Ltd. (Materials)	108,862
9,066	Kao Corp. (Consumer Staples)	607,917
2,875	Kawasaki Heavy Industries Ltd. (Industrials)*	64,441
30,536	KDDI Corp. (Communication Services)	942,965
1,948	Keihan Holdings Co. Ltd. (Industrials)	87,399
4,419	Keikyu Corp. (Industrials)	69,848
2,098	Keio Corp. (Industrials)	156,552
2,859	Keisei Electric Railway Co. Ltd. (Industrials)	103,046
2,025	Kewpie Corp. (Consumer Staples)	43,773
3,676	Keyence Corp. (Information Technology)	1,744,496
2,797	Kikkoman Corp. (Consumer Staples)	184,559
3,485	Kintetsu Group Holdings Co. Ltd. (Industrials)	145,563
15,635	Kirin Holdings Co. Ltd. (Consumer Staples)	306,492
947	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	89,420
2,127	Kobe Bussan Co. Ltd. (Consumer Staples)	54,602
805	Koei Tecmo Holdings Co. Ltd. (Communication Services)	45,260
2,276	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	151,676
17,694	Komatsu Ltd. (Industrials)	529,790
1,792	Konami Holdings Corp. (Communication Services)	114,880
587	Kose Corp. (Consumer Staples)	94,050
22,245	Kubota Corp. (Industrials)	502,674
6,384	Kuraray Co. Ltd. (Materials)	71,426
6,287	Kyocera Corp. (Information Technology)	404,695
4,744	Kyowa Kirin Co. Ltd. (Health Care)	132,159
8,610	Kyushu Electric Power Co., Inc. (Utilities)	73,945
2,647	Kyushu Railway Co. (Industrials)	68,871

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,477	Lasertec Corp. (Information Technology)	$179,808
895	Lawson, Inc. (Consumer Staples)	41,793
4,801	Lion Corp. (Consumer Staples)	92,199
5,235	Lixil Corp. (Industrials)	146,771
7,849	M3, Inc. (Health Care)	620,685
893	Mabuchi Motor Co. Ltd. (Industrials)	39,478
4,639	Makita Corp. (Industrials)	197,464
32,376	Marubeni Corp. (Industrials)	240,586
3,789	Marui Group Co. Ltd. (Consumer Discretionary)	71,875
1,590	Matsumotokiyoshi Holdings Co. Ltd. (Consumer Staples)	62,382
11,059	Mazda Motor Corp. (Consumer Discretionary)	87,089
1,418	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	70,274
20,785	Mebuki Financial Group, Inc. (Financials)	44,286
3,238	Medipal Holdings Corp. (Health Care)	64,128
2,473	MEIJI Holdings Co. Ltd. (Consumer Staples)	156,913
1,799	Mercari, Inc. (Consumer Discretionary)*	86,455
7,342	MINEBEA MITSUMI, Inc. (Industrials)	180,208
5,457	MISUMI Group, Inc. (Industrials)	166,466
26,582	Mitsubishi Chemical Holdings Corp. (Materials)	184,582
26,087	Mitsubishi Corp. (Industrials)	735,304
37,701	Mitsubishi Electric Corp. (Industrials)	555,041
22,916	Mitsubishi Estate Co. Ltd. (Real Estate)	395,341
3,619	Mitsubishi Gas Chemical Co., Inc. (Materials)	84,208
5,793	Mitsubishi Heavy Industries Ltd. (Industrials)	166,819
2,241	Mitsubishi Materials Corp. (Materials)	52,649
12,296	Mitsubishi Motors Corp. (Consumer Discretionary)*	34,854
221,043	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,157,706
8,940	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	47,914
30,916	Mitsui & Co. Ltd. (Industrials)	656,827
3,380	Mitsui Chemicals, Inc. (Materials)	104,059
17,122	Mitsui Fudosan Co. Ltd. (Real Estate)	385,703
2,227	Mitsui OSK Lines Ltd. (Industrials)	70,338
1,846	Miura Co. Ltd. (Industrials)	95,471
45,133	Mizuho Financial Group, Inc. (Financials)	660,431
2,332	MonotaRO Co. Ltd. (Industrials)	133,958
9,084	MS&AD Insurance Group Holdings, Inc. (Financials)	255,791
11,989	Murata Manufacturing Co. Ltd. (Information Technology)	1,021,890
2,136	Nabtesco Corp. (Industrials)	90,621
3,713	Nagoya Railroad Co. Ltd. (Industrials)	94,236
4,800	NEC Corp. (Information Technology)	261,310

Common Stocks – (continued)
Japan – (continued)
8,669	Nexon Co. Ltd. (Communication Services)	273,398
5,882	NGK Insulators Ltd. (Industrials)	103,794
3,630	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	61,397
1,945	NH Foods Ltd. (Consumer Staples)	81,878
2,357	Nichirei Corp. (Consumer Staples)	61,347
9,663	Nidec Corp. (Industrials)	1,226,241
2,803	Nihon M&A Center, Inc. (Industrials)	152,857
6,110	Nikon Corp. (Consumer Discretionary)	54,195
2,252	Nintendo Co. Ltd. (Communication Services)	1,368,660
65	Nippon Building Fund, Inc. REIT (Real Estate)	397,175
1,631	Nippon Express Co. Ltd. (Industrials)	121,246
3,369	Nippon Paint Holdings Co. Ltd. (Materials)	250,446
37	Nippon Prologis REIT, Inc. REIT (Real Estate)	113,216
3,204	Nippon Sanso Holdings Corp. (Materials)	60,116
1,133	Nippon Shinyaku Co. Ltd. (Health Care)	76,887
16,520	Nippon Steel Corp. (Materials)*	243,055
44,790	Nippon Telegraph & Telephone Corp. (Communication Services)	1,159,478
2,658	Nippon Television Holdings, Inc. (Communication Services)	35,152
3,007	Nippon Yusen KK (Industrials)	86,225
2,445	Nissan Chemical Corp. (Materials)	132,875
42,394	Nissan Motor Co. Ltd. (Consumer Discretionary)*	228,683
4,643	Nisshin Seifun Group, Inc. (Consumer Staples)	74,652
1,323	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	99,964
1,558	Nitori Holdings Co. Ltd. (Consumer Discretionary)	290,644
2,807	Nitto Denko Corp. (Materials)	239,493
57,831	Nomura Holdings, Inc. (Financials)	335,891
2,191	Nomura Real Estate Holdings, Inc. (Real Estate)	49,336
79	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	118,270
6,965	Nomura Research Institute Ltd. (Information Technology)	216,390
8,799	NSK Ltd. (Industrials)	86,140
12,094	NTT Data Corp. (Information Technology)	184,464
12,533	Obayashi Corp. (Industrials)	107,402
328	OBIC Business Consultants Co. Ltd. (Information Technology)	18,318
1,225	Obic Co. Ltd. (Information Technology)	206,735
6,531	Odakyu Electric Railway Co. Ltd. (Industrials)	190,952
16,646	Oji Holdings Corp. (Materials)	104,838
22,794	Olympus Corp. (Health Care)	477,104
3,671	Omron Corp. (Information Technology)	295,637

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,658	Ono Pharmaceutical Co. Ltd. (Health Care)	$205,862
1,302	Open House Co. Ltd. (Consumer Discretionary)	49,861
638	Oracle Corp. Japan (Information Technology)	64,674
3,826	Oriental Land Co. Ltd. (Consumer Discretionary)	640,659
23,472	ORIX Corp. (Financials)	396,891
53	Orix JREIT, Inc. REIT (Real Estate)	90,191
7,687	Osaka Gas Co. Ltd. (Utilities)	137,520
2,090	Otsuka Corp. (Information Technology)	97,104
7,652	Otsuka Holdings Co. Ltd. (Health Care)	303,379
7,479	Pan Pacific International Holdings Corp. (Consumer Discretionary)	175,146
41,320	Panasonic Corp. (Consumer Discretionary)	529,589
2,089	Park24 Co. Ltd. (Industrials)*	44,921
1,804	PeptiDream, Inc. (Health Care)*	85,848
3,394	Persol Holdings Co. Ltd. (Industrials)	67,122
2,210	Pigeon Corp. (Consumer Staples)	79,862
1,584	Pola Orbis Holdings, Inc. (Consumer Staples)	36,173
15,535	Rakuten, Inc. (Consumer Discretionary)	173,664
25,543	Recruit Holdings Co. Ltd. (Industrials)	1,266,121
14,482	Renesas Electronics Corp. (Information Technology)*	158,902
43,370	Resona Holdings, Inc. (Financials)	174,107
13,371	Ricoh Co. Ltd. (Information Technology)	115,713
666	Rinnai Corp. (Consumer Discretionary)	67,388
1,630	Rohm Co. Ltd. (Information Technology)	160,185
4,599	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	103,514
7,205	Santen Pharmaceutical Co. Ltd. (Health Care)	98,871
4,477	SBI Holdings, Inc. (Financials)	124,300
826	SCREEN Holdings Co. Ltd. (Information Technology)	64,350
915	SCSK Corp. (Information Technology)	53,849
4,038	Secom Co. Ltd. (Industrials)	349,677
3,299	Sega Sammy Holdings, Inc. (Consumer Discretionary)	55,396
4,279	Seibu Holdings, Inc. (Industrials)	51,409
5,496	Seiko Epson Corp. (Information Technology)	89,966
7,603	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	135,233
11,411	Sekisui House Ltd. (Consumer Discretionary)	213,889
14,423	Seven & i Holdings Co. Ltd. (Consumer Staples)	546,514
11,606	Seven Bank Ltd. (Financials)	26,145
8,209	SG Holdings Co. Ltd. (Industrials)	188,621
3,909	Sharp Corp. (Consumer Discretionary)	73,858
5,395	Shimadzu Corp. (Information Technology)	193,945

Common Stocks – (continued)
Japan – (continued)
460	Shimamura Co. Ltd. (Consumer Discretionary)	45,810
1,473	Shimano, Inc. (Consumer Discretionary)	329,192
11,183	Shimizu Corp. (Industrials)	84,497
7,804	Shin-Etsu Chemical Co. Ltd. (Materials)	1,270,879
4,179	Shinsei Bank Ltd. (Financials)	59,622
5,839	Shionogi & Co. Ltd. (Health Care)	296,663
7,610	Shiseido Co. Ltd. (Consumer Staples)	565,214
9,808	Shizuoka Bank Ltd. (The) (Financials)	71,622
2,738	Showa Denko KK (Materials)	66,664
1,205	SMC Corp. (Industrials)	711,418
53,702	SoftBank Corp. (Communication Services)	726,343
23,895	SoftBank Group Corp. (Communication Services)	2,219,270
1,359	Sohgo Security Services Co. Ltd. (Industrials)	61,228
20,414	Sojitz Corp. (Industrials)	53,650
6,229	Sompo Holdings, Inc. (Financials)	238,543
23,758	Sony Corp. (Consumer Discretionary)	2,479,716
1,674	Square Enix Holdings Co. Ltd. (Communication Services)	94,903
2,807	Stanley Electric Co. Ltd. (Consumer Discretionary)	83,125
11,676	Subaru Corp. (Consumer Discretionary)	217,925
673	Sugi Holdings Co. Ltd. (Consumer Staples)	46,871
5,049	SUMCO Corp. (Information Technology)	115,159
30,611	Sumitomo Chemical Co. Ltd. (Materials)	147,969
22,337	Sumitomo Corp. (Industrials)	322,979
3,202	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	50,582
14,232	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	206,587
2,208	Sumitomo Heavy Industries Ltd. (Industrials)	60,620
4,636	Sumitomo Metal Mining Co. Ltd. (Materials)	223,750
24,769	Sumitomo Mitsui Financial Group, Inc. (Financials)	869,961
5,634	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	185,191
6,362	Sumitomo Realty & Development Co. Ltd. (Real Estate)	219,153
3,414	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	37,973
1,296	Sundrug Co. Ltd. (Consumer Staples)	48,658
2,398	Suntory Beverage & Food Ltd. (Consumer Staples)	82,042
1,211	Suzuken Co. Ltd. (Health Care)	46,148
7,807	Suzuki Motor Corp. (Consumer Discretionary)	337,004
2,854	Sysmex Corp. (Health Care)	296,946
9,634	T&D Holdings, Inc. (Financials)	129,852
2,269	Taiheiyo Cement Corp. (Materials)	56,480
3,624	Taisei Corp. (Industrials)	127,728

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
756	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	$46,336
29,609	Takeda Pharmaceutical Co. Ltd. (Health Care)	995,489
1,795	TBS Holdings, Inc. (Communication Services)	32,736
2,423	TDK Corp. (Information Technology)	346,598
3,476	Teijin Ltd. (Materials)	59,706
13,634	Terumo Corp. (Health Care)	505,612
2,304	THK Co. Ltd. (Industrials)	74,284
4,474	TIS, Inc. (Information Technology)	92,974
3,740	Tobu Railway Co. Ltd. (Industrials)	106,366
2,071	Toho Co. Ltd. (Communication Services)	77,755
1,725	Toho Gas Co. Ltd. (Utilities)	101,356
8,785	Tohoku Electric Power Co., Inc. (Utilities)	77,262
12,347	Tokio Marine Holdings, Inc. (Financials)	608,774
700	Tokyo Century Corp. (Financials)	45,598
28,580	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	91,744
2,862	Tokyo Electron Ltd. (Information Technology)	1,169,890
8,024	Tokyo Gas Co. Ltd. (Utilities)	165,842
11,412	Tokyu Corp. (Industrials)	156,816
11,608	Tokyu Fudosan Holdings Corp. (Real Estate)	72,564
5,395	Toppan Printing Co. Ltd. (Industrials)	84,667
28,699	Toray Industries, Inc. (Materials)	187,645
8,368	Toshiba Corp. (Industrials)	263,513
5,168	Tosoh Corp. (Materials)	94,590
2,975	TOTO Ltd. (Industrials)	178,991
1,676	Toyo Suisan Kaisha Ltd. (Consumer Staples)	71,420
1,313	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	34,027
1,248	Toyota Boshoku Corp. (Consumer Discretionary)	19,351
2,960	Toyota Industries Corp. (Consumer Discretionary)	252,825
43,383	Toyota Motor Corp. (Consumer Discretionary)	3,205,879
4,311	Toyota Tsusho Corp. (Industrials)	180,468
2,535	Trend Micro, Inc. (Information Technology)	121,825
722	Tsuruha Holdings, Inc. (Consumer Staples)	92,910
7,738	Unicharm Corp. (Consumer Staples)	306,208
54	United Urban Investment Corp. REIT (Real Estate)	74,102
3,990	USS Co. Ltd. (Consumer Discretionary)	75,800
1,805	Welcia Holdings Co. Ltd. (Consumer Staples)	57,687
3,339	West Japan Railway Co. (Industrials)	204,151
379	Workman Co. Ltd. (Consumer Discretionary)	28,459
2,454	Yakult Honsha Co. Ltd. (Consumer Staples)	121,387

Common Stocks – (continued)
Japan – (continued)
12,692	Yamada Holdings Co. Ltd. (Consumer Discretionary)	60,637
3,181	Yamaha Corp. (Consumer Discretionary)	177,054
5,629	Yamaha Motor Co. Ltd. (Consumer Discretionary)	122,523
6,158	Yamato Holdings Co. Ltd. (Industrials)	161,955
2,530	Yamazaki Baking Co. Ltd. (Consumer Staples)	42,578
4,796	Yaskawa Electric Corp. (Industrials)	239,485
4,931	Yokogawa Electric Corp. (Information Technology)	93,307
2,570	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	44,385
50,022	Z Holdings Corp. (Communication Services)	304,480
2,128	ZOZO, Inc. (Consumer Discretionary)	66,512

		80,880,961

Jordan – 0.0%
2,734	Hikma Pharmaceuticals PLC (Health Care)	85,469

Luxembourg – 0.2%
13,307	ArcelorMittal (Materials)*	312,671
2,440	Eurofins Scientific SE (Health Care)*	218,098

		530,769

Macau – 0.2%
38,037	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	347,647
15,785	MGM China Holdings Ltd. (Consumer Discretionary)	28,162
46,857	Sands China Ltd. (Consumer Discretionary)*	219,264
37,194	SJM Holdings Ltd. (Consumer Discretionary)	51,783
27,903	Wynn Macau Ltd. (Consumer Discretionary)*	52,660

		699,516

Mexico – 0.0%
3,550	Fresnillo PLC (Materials)	45,166

Netherlands – 4.8%
8,497	ABN AMRO Bank NV (Financials)*(a)	98,186
461	Adyen NV (Information Technology)*(a)	1,072,120
3,332	Akzo Nobel NV (Materials)	346,037
7,960	ASML Holding NV (Information Technology)	4,496,141
2,001	EXOR NV (Financials)	161,516
1,643	HAL Trust (Financials)	264,839
1,948	Heineken Holding NV (Consumer Staples)	168,351
3,628	Heineken NV (Consumer Staples)	359,780
75,150	ING Groep NV (Financials)	824,511
1,418	JDE Peet’s NV (Consumer Staples)*	57,917
20,552	Koninklijke Ahold Delhaize NV (Consumer Staples)	544,821

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
3,271	Koninklijke DSM NV (Materials)	$542,150
66,375	Koninklijke KPN NV (Communication Services)	218,173
17,364	Koninklijke Philips NV (Health Care)*	947,491
5,378	NN Group NV (Financials)	249,363
5,366	NXP Semiconductors NV (Information Technology)	979,563
2,291	Randstad NV (Industrials)*	153,890
79,001	Royal Dutch Shell PLC, Class A (Energy)	1,595,801
71,402	Royal Dutch Shell PLC, Class B (Energy)	1,385,202
5,084	Wolters Kluwer NV (Industrials)	405,309

		14,871,161

New Zealand – 0.5%
13,163	a2 Milk Co. Ltd. (The) (Consumer Staples)*	92,741
23,234	Auckland International Airport Ltd. (Industrials)*	127,545
8,600	Chorus Ltd. (Communication Services)	49,337
13,812	Contact Energy Ltd. (Utilities)	68,692
2,356	EBOS Group Ltd. (Health Care)	48,736
11,054	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	235,093
14,684	Fletcher Building Ltd. (Materials)	68,972
9,886	Genesis Energy Ltd. (Utilities)	25,122
25,686	Goodman Property Trust REIT (Real Estate)	41,088
13,290	Infratil Ltd. (Utilities)	71,121
1,559	Mainfreight Ltd. (Industrials)	74,588
11,708	Mercury NZ Ltd. (Utilities)	51,503
22,003	Meridian Energy Ltd. (Utilities)	91,191
7,349	Ryman Healthcare Ltd. (Health Care)	78,282
35,617	Spark New Zealand Ltd. (Communication Services)	118,868
2,427	Xero Ltd. (Information Technology)*	222,528

		1,465,407

Norway – 0.7%
429	Aker ASA, Class A (Financials)	34,621
2,070	Aker BP ASA (Energy)	54,154
1,642	Austevoll Seafood ASA (Consumer Staples)	18,971
16,998	DNB ASA (Financials)(b)	332,874
3,506	Entra ASA (Real Estate)(a)	73,442
20,410	Equinor ASA (Energy)	386,894
3,563	Gjensidige Forsikring ASA (Financials)	82,331
1,702	Kongsberg Gruppen ASA (Industrials)	34,981
5,429	Leroy Seafood Group ASA (Consumer Staples)	43,939
8,098	Mowi ASA (Consumer Staples)	196,902
26,914	NEL ASA (Industrials)*	78,817
25,707	Norsk Hydro ASA (Materials)	143,281
14,399	Orkla ASA (Consumer Staples)	133,523
1,007	Salmar ASA (Consumer Staples)	66,697
2,178	Scatec ASA (Utilities)(a)	63,479

Common Stocks – (continued)
Norway – (continued)
1,399	Schibsted ASA, Class A (Communication Services)*	56,970
1,853	Schibsted ASA, Class B (Communication Services)*	64,076
3,438	SpareBank 1 SR-Bank ASA (Financials)*	39,881
8,711	Storebrand ASA (Financials)*	74,952
12,300	Telenor ASA (Communication Services)	200,168
2,230	TGS NOPEC Geophysical Co. ASA (Energy)	35,203
2,243	TOMRA Systems ASA (Industrials)	96,575

		2,312,731

Poland – 0.3%
5,960	Allegro.eu SA (Consumer Discretionary)*(a)	102,918
3,082	Bank Pekao SA (Financials)*	56,100
1,321	CD Projekt SA (Communication Services)*	83,910
3,816	Cyfrowy Polsat SA (Communication Services)	29,300
924	Dino Polska SA (Consumer Staples)*(a)	61,074
2,628	KGHM Polska Miedz SA (Materials)*	133,594
250	mBank SA (Financials)*	14,873
15,351	PGE Polska Grupa Energetyczna SA (Utilities)*	27,390
5,973	Polski Koncern Naftowy ORLEN SA (Energy)	94,354
31,305	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	47,065
16,995	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	137,519
10,949	Powszechny Zaklad Ubezpieczen SA (Financials)*	86,039
642	Santander Bank Polska SA (Financials)*	36,264

		910,400

Portugal – 0.2%
51,017	EDP – Energias de Portugal SA (Utilities)	293,893
9,454	Galp Energia SGPS SA (Energy)	106,536
4,707	Jeronimo Martins SGPS SA (Consumer Staples)	73,417
3,939	NOS SGPS SA (Communication Services)	13,263

		487,109

Russia – 0.0%
11,086	Evraz PLC (Materials)	88,501

Singapore – 1.1%
63,562	Ascendas Real Estate Investment Trust REIT (Real Estate)	140,537
86,148	CapitaLand Integrated Commercial Trust REIT (Real Estate)	136,054
49,464	CapitaLand Ltd. (Real Estate)	118,294
10,975	City Developments Ltd. (Real Estate)	60,748
41,620	ComfortDelGro Corp. Ltd. (Industrials)	50,393

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
34,337	DBS Group Holdings Ltd. (Financials)	$687,928
51,916	Frasers Logistics & Commercial Trust REIT (Real Estate)	53,880
109,408	Genting Singapore Ltd. (Consumer Discretionary)	70,350
1,831	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	28,972
27,593	Keppel Corp. Ltd. (Industrials)	105,417
24,903	Keppel DC REIT (Real Estate)	51,128
42,999	Mapletree Commercial Trust REIT (Real Estate)	65,968
32,712	Mapletree Industrial Trust REIT (Real Estate)	65,439
53,602	Mapletree Logistics Trust REIT (Real Estate)	74,576
72,086	Oversea-Chinese Banking Corp. Ltd. (Financials)	595,792
12,872	SATS Ltd. (Industrials)*	42,594
24,982	Singapore Airlines Ltd. (Industrials)*	93,563
15,756	Singapore Exchange Ltd. (Financials)	118,374
26,441	Singapore Technologies Engineering Ltd. (Industrials)	74,767
148,996	Singapore Telecommunications Ltd. (Communication Services)	263,323
34,587	Suntec Real Estate Investment Trust REIT (Real Estate)	37,716
27,474	United Overseas Bank Ltd. (Financials)	509,933
10,255	UOL Group Ltd. (Real Estate)	56,994
5,198	Venture Corp. Ltd. (Information Technology)	75,056

		3,577,796

South Africa – 0.3%
22,369	Anglo American PLC (Materials)	867,075

Spain – 2.4%
4,435	ACS Actividades de Construccion y Servicios SA (Industrials)	136,410
1,305	Aena SME SA (Industrials)*(a)	223,187
8,661	Amadeus IT Group SA (Information Technology)*	604,482
127,999	Banco Bilbao Vizcaya Argentaria SA (Financials)	715,146
330,721	Banco Santander SA (Financials)*	1,163,141
68,293	CaixaBank SA (Financials)	199,526
7,143	Cellnex Telecom SA (Communication Services)*(a)	390,591
2,931	EDP Renovaveis SA (Utilities)	64,393
6,099	Endesa SA (Utilities)	152,131
7,826	Ferrovial SA (Industrials)	196,063
5,626	Grifols SA (Health Care)	142,176
120,427	Iberdrola SA (Utilities)	1,523,867
21,362	Industria de Diseno Textil SA (Consumer Discretionary)	708,126
18,470	Mapfre SA (Financials)	35,243
9,247	Naturgy Energy Group SA (Utilities)	232,449
8,122	Red Electrica Corp. SA (Utilities)	136,688
26,096	Repsol SA (Energy)	329,899

Common Stocks – (continued)
Spain – (continued)
4,290	Siemens Gamesa Renewable Energy SA (Industrials)	160,382
90,561	Telefonica SA (Communication Services)	387,588

		7,501,488

Sweden – 3.8%
3,297	AAK AB (Consumer Staples)	71,022
5,714	Alfa Laval AB (Industrials)*	177,744
18,067	Assa Abloy AB, Class B (Industrials)	455,326
12,466	Atlas Copco AB, Class A (Industrials)	715,451
7,516	Atlas Copco AB, Class B (Industrials)	366,311
2,017	Axfood AB (Consumer Staples)	48,311
5,173	Boliden AB (Materials)	205,994
4,471	Castellum AB (Real Estate)	104,854
4,812	Electrolux AB, Series B (Consumer Discretionary)	114,255
6,929	Elekta AB, Class B (Health Care)	93,912
4,307	Embracer Group AB (Communication Services)*	116,903
11,997	Epiroc AB, Class A (Industrials)	255,933
7,020	Epiroc AB, Class B (Industrials)	138,894
6,861	EQT AB (Financials)	192,351
11,708	Essity AB, Class B (Consumer Staples)	353,745
3,139	Evolution Gaming Group AB (Consumer Discretionary)(a)	392,931
5,135	Fabege AB (Real Estate)	71,797
1,904	Fastighets AB Balder, Class B (Real Estate)*	91,754
3,552	Getinge AB, Class B (Health Care)	90,363
14,302	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	338,817
5,383	Hexagon AB, Class B (Information Technology)	450,885
1,695	Holmen AB, Class B (Materials)	74,942
7,669	Husqvarna AB, Class B (Consumer Discretionary)	94,309
1,660	ICA Gruppen AB (Consumer Staples)	79,225
2,387	Industrivarden AB, Class A (Financials)*	85,249
3,010	Industrivarden AB, Class C (Financials)*	99,938
4,865	Indutrade AB (Industrials)*	111,662
2,013	Investment AB Latour, Class B (Industrials)	46,083
2,215	Investor AB, Class A (Financials)	164,145
8,766	Investor AB, Class B (Financials)	652,016
4,642	Kinnevik AB, Class B (Financials)*	216,845
1,407	L E Lundbergforetagen AB, Class B (Financials)*	70,383
869	Lifco AB, Class B (Industrials)	83,071
3,355	Lundin Energy AB (Energy)	109,076
8,131	Nibe Industrier AB, Class B (Industrials)	256,801
1,464	Saab AB, Class B (Industrials)*	38,935
1,415	Sagax AB, Class B (Real Estate)	29,917
20,578	Sandvik AB (Industrials)*	555,354
5,934	Securitas AB, Class B (Industrials)	91,446
725	Sinch AB (Information Technology)*(a)	136,367
29,390	Skandinaviska Enskilda Banken AB, Class A (Financials)*	340,010

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
7,142	Skanska AB, Class B (Industrials)	$174,127
8,165	SKF AB, Class B (Industrials)	223,660
3,877	SSAB AB, Class A (Materials)*	16,842
10,521	SSAB AB, Class B (Materials)*	41,582
10,907	Svenska Cellulosa AB SCA, Class B (Materials)*	188,598
28,106	Svenska Handelsbanken AB, Class A (Financials)*	297,853
3,768	Sweco AB, Class B (Industrials)	54,456
20,728	Swedbank AB, Class A (Financials)	365,253
3,039	Swedish Match AB (Consumer Staples)	219,674
3,233	Swedish Orphan Biovitrum AB (Health Care)*	52,997
8,622	Tele2 AB, Class B (Communication Services)	109,365
56,764	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	712,245
39,726	Telia Co. AB (Communication Services)	161,314
4,661	Trelleborg AB, Class B (Industrials)*	119,242
3,452	Volvo AB, Class A (Industrials)*	89,176
28,198	Volvo AB, Class B (Industrials)*	726,090
2,942	Wallenstam AB, Class B (Real Estate)	41,468

		11,777,269

Switzerland – 8.2%
34,639	ABB Ltd. (Industrials)	999,415
9,424	Alcon, Inc. (Health Care)*	651,029
8,664	Cie Financiere Richemont SA (Consumer Discretionary)	838,168
44,418	Credit Suisse Group AG (Financials)	643,970
689	Geberit AG (Industrials)	408,088
153	Givaudan SA (Materials)	579,179
1,067	Kuehne + Nagel International AG (Industrials)	254,227
9,927	LafargeHolcim Ltd. (Materials)*	550,026
1,430	Lonza Group AG (Health Care)	906,367
53,951	Nestle SA (Consumer Staples)	5,661,488
45,036	Novartis AG (Health Care)	3,889,721
422	Partners Group Holding AG (Financials)	508,330
512	Roche Holding AG (Health Care)	171,817
13,531	Roche Holding AG (Health Care)	4,453,288
371	Schindler Holding AG (Industrials)	99,256
775	Schindler Holding AG Participation Certificates (Industrials)	212,476
103	SGS SA (Industrials)	295,245
2,580	Sika AG (Materials)	684,542
12,368	STMicroelectronics NV (Information Technology)*	480,243
557	Swatch Group AG (The) – Bearer (Consumer Discretionary)	166,860
979	Swatch Group AG (The) – Registered (Consumer Discretionary)	56,449
5,287	Swiss Re AG (Financials)	498,974
489	Swisscom AG (Communication Services)	246,580
68,380	UBS Group AG (Financials)	1,065,015
2,893	Zurich Insurance Group AG (Financials)	1,187,175

		25,507,928

Common Stocks – (continued)
United Kingdom – 11.9%
18,743	3i Group PLC (Financials)	290,085
4,999	Admiral Group PLC (Financials)	215,824
8,632	Ashtead Group PLC (Industrials)	468,254
1,326	ASOS PLC (Consumer Discretionary)*	103,817
6,929	Associated British Foods PLC (Consumer Staples)*	229,399
24,291	AstraZeneca PLC (Health Care)	2,358,610
18,200	Auto Trader Group PLC (Communication Services)*(a)	140,001
12,281	Avast PLC (Information Technology)(a)	79,326
2,134	AVEVA Group PLC (Information Technology)	101,291
75,683	Aviva PLC (Financials)	382,935
61,984	BAE Systems PLC (Industrials)	419,347
334,217	Barclays PLC (Financials)	745,761
19,584	Barratt Developments PLC (Consumer Discretionary)*	181,915
2,296	Berkeley Group Holdings PLC (Consumer Discretionary)	130,103
391,786	BP PLC (Energy)	1,598,079
44,176	British American Tobacco PLC (Consumer Staples)	1,535,107
16,174	British Land Co. PLC (The) REIT (Real Estate)	110,713
167,867	BT Group PLC (Communication Services)*	289,966
6,486	Bunzl PLC (Industrials)	202,853
7,788	Burberry Group PLC (Consumer Discretionary)*	197,679
51,507	CK Hutchison Holdings Ltd. (Industrials)	389,090
7,084	Clarivate PLC (Industrials)*	161,161
19,173	CNH Industrial NV (Industrials)*	284,852
2,704	Coca-Cola European Partners PLC (Consumer Staples)	137,769
34,343	Compass Group PLC (Consumer Discretionary)*	698,618
30,556	ConvaTec Group PLC (Health Care)(a)	80,485
2,683	Croda International PLC (Materials)	231,368
1,836	DCC PLC (Industrials)	148,111
45,042	Diageo PLC (Consumer Staples)	1,771,123
26,289	Direct Line Insurance Group PLC (Financials)	117,835
26,392	DS Smith PLC (Materials)*	146,635
6,269	easyJet PLC (Industrials)*	86,385
11,171	Entain PLC (Consumer Discretionary)*	220,685
17,640	Experian PLC (Industrials)	560,579
3,799	Farfetch Ltd., Class A (Consumer Discretionary)*	250,278
96,884	GlaxoSmithKline PLC (Health Care)	1,612,981
7,281	Halma PLC (Information Technology)	230,771
6,378	Hargreaves Lansdown PLC (Financials)	134,693
360,364	HSBC Holdings PLC (Financials)*	2,147,303
18,225	Imperial Brands PLC (Consumer Staples)	339,654
28,887	Informa PLC (Communication Services)*	222,451

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
3,381	InterContinental Hotels Group PLC (Consumer Discretionary)*	$236,443
3,100	Intertek Group PLC (Industrials)	232,135
69,816	ITV PLC (Communication Services)*	107,224
42,833	J Sainsbury PLC (Consumer Staples)	135,460
8,363	JD Sports Fashion PLC (Consumer Discretionary)*	97,093
3,727	Johnson Matthey PLC (Materials)	159,188
40,650	Kingfisher PLC (Consumer Discretionary)*	150,834
14,272	Land Securities Group PLC REIT (Real Estate)	132,692
114,899	Legal & General Group PLC (Financials)	416,541
2,773	Liberty Global PLC, Class A (Communication Services)*	68,285
6,953	Liberty Global PLC, Class C (Communication Services)*	168,958
1,363,213	Lloyds Banking Group PLC (Financials)*	743,305
6,768	London Stock Exchange Group PLC (Financials)	910,088
50,083	M&G PLC (Financials)	128,769
92,388	Melrose Industries PLC (Industrials)*	214,289
9,350	Mondi PLC (Materials)	225,431
67,798	National Grid PLC (Utilities)	764,374
89,319	Natwest Group PLC (Financials)*	230,023
2,352	Next PLC (Consumer Discretionary)*	248,598
9,940	Ocado Group PLC (Consumer Discretionary)*	305,737
14,481	Pearson PLC (Communication Services)	152,047
6,098	Persimmon PLC (Consumer Discretionary)	220,814
13,885	Phoenix Group Holdings PLC (Financials)	137,830
50,194	Prudential PLC (Financials)	988,433
13,705	Reckitt Benckiser Group PLC (Consumer Staples)	1,149,658
37,199	RELX PLC (Industrials)	880,235
35,681	Rentokil Initial PLC (Industrials)*	232,816
16,788	Rightmove PLC (Communication Services)*	132,613
159,744	Rolls-Royce Holdings PLC (Industrials)*	240,535
19,938	RSA Insurance Group PLC (Financials)	188,270
21,062	Sage Group PLC (The) (Information Technology)	164,490
2,266	Schroders PLC (Financials)	110,978
22,909	Segro PLC REIT (Real Estate)	291,401
4,591	Severn Trent PLC (Utilities)	140,569
16,886	Smith & Nephew PLC (Health Care)	327,093
7,629	Smiths Group PLC (Industrials)	156,152
1,416	Spirax-Sarco Engineering PLC (Industrials)	212,027
20,068	SSE PLC (Utilities)	371,616

Common Stocks – (continued)
United Kingdom – (continued)
10,295	St James’s Place PLC (Financials)	168,979
60,764	Standard Chartered PLC (Financials)*	392,573
42,128	Standard Life Aberdeen PLC (Financials)	183,059
68,311	Taylor Wimpey PLC (Consumer Discretionary)*	150,517
148,946	Tesco PLC (Consumer Staples)	468,127
8,617	THG PLC (Consumer Discretionary)*	85,296
49,708	Unilever PLC (Consumer Staples)	2,594,315
13,130	United Utilities Group PLC (Utilities)	157,724
516,626	Vodafone Group PLC (Communication Services)	881,345
4,992	Weir Group PLC (The) (Industrials)*	138,330
3,887	Whitbread PLC (Consumer Discretionary)*	184,498
46,337	Wm Morrison Supermarkets PLC (Consumer Staples)	110,683
23,578	WPP PLC (Communication Services)	281,450

		37,323,832

United States – 0.5%
2,992	Carnival PLC (Consumer Discretionary)*	65,905
746	CyberArk Software Ltd. (Information Technology)*	109,535
4,331	Ferguson PLC (Industrials)	510,572
7,687	James Hardie Industries PLC CDI (Materials)	217,281
39,931	Stellantis NV (Consumer Discretionary)	651,123
8,977	Tenaris SA (Energy)	94,209

		1,648,625

TOTAL COMMON STOCKS
(Cost $265,041,544)		$309,967,496

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
1,096	Bayerische Motoren Werke AG (Consumer Discretionary)	4.44%	$74,565
3,362	Henkel AG & Co. KGaA (Consumer Staples)	2.23	332,911
2,950	Porsche Automobil Holding SE (Consumer Discretionary)	3.23	237,688
656	Sartorius AG (Health Care)	0.08	338,726
3,527	Volkswagen AG (Consumer Discretionary)	2.77	740,711

			1,724,601

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Spain – 0.0%
5,036	Grifols SA, Class B (Health Care)	2.37%	$79,587

TOTAL PREFERRED STOCKS
(Cost $1,454,478)			$1,804,188

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $266,496,022)			$311,771,684

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
369,641	0.036%	$369,641
(Cost $369,641)

TOTAL INVESTMENTS – 99.8%
(Cost $266,865,663)		$312,141,325

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		598,200

NET ASSETS – 100.0%		$312,739,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.7%
7,755	Activision Blizzard, Inc.	$741,456
3,014	Alphabet, Inc., Class A*	6,094,037
2,891	Alphabet, Inc., Class C*	5,888,562
3,225	Altice USA, Inc., Class A*	108,392
72,099	AT&T, Inc.	2,010,841
1,337	Charter Communications, Inc., Class A*	820,143
45,937	Comcast Corp., Class A	2,421,799
1,581	Discovery, Inc., Class A*	83,840
3,123	Discovery, Inc., Class C*	140,535
2,500	DISH Network Corp., Class A*	78,775
2,919	Electronic Arts, Inc.	391,058
24,195	Facebook, Inc., Class A*	6,233,116
3,368	Fox Corp., Class A	112,188
1,584	Fox Corp., Class B	50,577
759	IAC/InterActiveCorp*	185,826
250	Liberty Broadband Corp., Class A*	36,340
2,041	Liberty Broadband Corp., Class C*	305,150
839	Liberty Media Corp.-Liberty SiriusXM, Class A*	37,260
1,658	Liberty Media Corp.-Liberty SiriusXM, Class C*	73,151
11,032	Lumen Technologies, Inc.	135,583
2,524	Match Group, Inc.*	385,793
4,395	Netflix, Inc.*	2,368,246
2,155	Omnicom Group, Inc.	148,113
5,145	Pinterest, Inc., Class A*	414,584
1,106	Roku, Inc.*	437,401
663	Sea Ltd. ADR (Taiwan)*	156,263
10,424	Sirius XM Holdings, Inc.	60,980
10,953	Snap, Inc., Class A*	719,174
1,306	Spotify Technology SA*	401,438
1,145	Take-Two Interactive Software, Inc.*	211,207
5,912	T-Mobile US, Inc.*	709,263
7,840	Twitter, Inc.*	604,150
41,899	Verizon Communications, Inc.	2,317,015
111	ViacomCBS, Inc., Class A	7,133
5,476	ViacomCBS, Inc., Class B	353,147
18,325	Walt Disney Co. (The)*	3,464,158
425	Zillow Group, Inc., Class A*	72,174
1,489	Zillow Group, Inc., Class C*	240,220

		39,019,088

Consumer Discretionary – 12.4%
677	Advance Auto Parts, Inc.	108,557
4,326	Amazon.com, Inc.*	13,380,015
2,724	Aptiv PLC*	408,164
233	AutoZone, Inc.*	270,261
2,346	Best Buy Co., Inc.	235,421
408	Booking Holdings, Inc.*	950,032
1,640	CarMax, Inc.*	195,997
8,145	Carnival Corp.*	217,879
711	Carvana Co.*	201,569
730	Chewy, Inc., Class A*	74,139
276	Chipotle Mexican Grill, Inc.*	397,992
1,307	Darden Restaurants, Inc.	179,490
2,482	Dollar General Corp.	469,073
2,356	Dollar Tree, Inc.*	231,359

Common Stocks – (continued)
Consumer Discretionary – (continued)
394	Domino’s Pizza, Inc.	136,525
3,436	D.R. Horton, Inc.	264,125
2,874	DraftKings, Inc., Class A*	176,837
6,716	eBay, Inc.	378,917
1,370	Expedia Group, Inc.	220,570
39,485	Ford Motor Co.*	461,975
1,516	Garmin Ltd.	188,014
12,655	General Motors Co.	649,581
1,460	Genuine Parts Co.	153,811
1,288	Hasbro, Inc.	120,699
2,761	Hilton Worldwide Holdings, Inc.*	341,481
10,897	Home Depot, Inc. (The)	2,815,131
3,720	Las Vegas Sands Corp.	232,872
2,744	Lennar Corp., Class A	227,670
154	Lennar Corp., Class B	10,189
2,624	LKQ Corp.*	103,359
7,418	Lowe’s Cos., Inc.	1,185,026
1,221	Lululemon Athletica, Inc.*	380,561
2,648	Marriott International, Inc., Class A*	392,089
7,543	McDonald’s Corp.	1,554,914
484	MercadoLibre, Inc. (Argentina)*	792,845
4,377	MGM Resorts International	165,407
597	Mohawk Industries, Inc.*	104,469
3,813	Newell Brands, Inc.	88,347
12,707	NIKE, Inc., Class B	1,712,650
31	NVR, Inc.*	139,526
727	O’Reilly Automotive, Inc.*	325,209
2,477	Peloton Interactive, Inc., Class A*	298,404
2,628	PulteGroup, Inc.	118,549
3,535	Ross Stores, Inc.	412,322
1,897	Royal Caribbean Cruises Ltd.	176,933
11,859	Starbucks Corp.	1,281,128
5,053	Target Corp.	926,922
7,680	Tesla, Inc.*	5,187,840
11,118	TJX Cos., Inc. (The)	733,677
1,167	Tractor Supply Co.	185,506
539	Ulta Beauty, Inc.*	173,736
400	Vail Resorts, Inc.	123,672
3,256	VF Corp.	257,647
703	Wayfair, Inc., Class A*	203,153
631	Whirlpool Corp.	119,941
988	Wynn Resorts Ltd.*	130,149
4,067	Yum China Holdings, Inc. (China)	243,369
3,046	Yum! Brands, Inc.	315,352

		41,531,047

Consumer Staples – 5.9%
18,792	Altria Group, Inc.	819,331
5,615	Archer-Daniels-Midland Co.	317,697
389	Brown-Forman Corp., Class A	25,904
3,053	Brown-Forman Corp., Class B	218,534
2,042	Campbell Soup Co.	92,870
2,512	Church & Dwight Co., Inc.	197,820
1,271	Clorox Co. (The)	230,115
39,083	Coca-Cola Co. (The)	1,914,676
8,660	Colgate-Palmolive Co.	651,232
4,813	Conagra Brands, Inc.	163,305

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
1,602	Constellation Brands, Inc., Class A	$343,052
4,482	Costco Wholesale Corp.	1,483,542
2,113	Estee Lauder Cos., Inc. (The), Class A	604,022
6,174	General Mills, Inc.	339,632
1,491	Hershey Co. (The)	217,164
2,857	Hormel Foods Corp.	132,479
1,109	J M Smucker Co. (The)	124,208
2,606	Kellogg Co.	150,392
7,000	Keurig Dr Pepper, Inc.	213,640
3,428	Kimberly-Clark Corp.	439,915
6,371	Kraft Heinz Co. (The)	231,777
7,395	Kroger Co. (The)	238,193
2,493	McCormick & Co., Inc.	210,110
1,878	Molson Coors Beverage Co., Class B	83,477
14,334	Mondelez International, Inc., Class A	761,995
3,743	Monster Beverage Corp.*	328,411
13,970	PepsiCo, Inc.	1,804,784
15,736	Philip Morris International, Inc.	1,322,139
24,998	Procter & Gamble Co. (The)	3,088,003
4,936	Sysco Corp.	393,054
2,936	Tyson Foods, Inc., Class A	198,679
7,249	Walgreens Boots Alliance, Inc.	347,445
14,483	Walmart, Inc.	1,881,631

		19,569,228

Energy – 2.6%
6,545	Baker Hughes Co.	160,222
2,349	Cheniere Energy, Inc.*	158,299
19,484	Chevron Corp.	1,948,400
13,689	ConocoPhillips	711,965
5,894	EOG Resources, Inc.	380,517
42,745	Exxon Mobil Corp.	2,324,046
8,314	Halliburton Co.	181,495
2,844	Hess Corp.	186,367
19,663	Kinder Morgan, Inc.	289,046
6,553	Marathon Petroleum Corp.	357,925
9,410	Occidental Petroleum Corp.	250,400
4,480	ONEOK, Inc.	198,419
4,410	Phillips 66	366,250
1,646	Pioneer Natural Resources Co.	244,546
14,072	Schlumberger NV	392,749
4,121	Valero Energy Corp.	317,235
12,275	Williams Cos., Inc. (The)	280,361

		8,748,242

Financials – 10.6%
6,541	Aflac, Inc.	313,249
137	Alleghany Corp.	88,561
3,004	Allstate Corp. (The)	320,226
3,766	Ally Financial, Inc.	156,289
6,125	American Express Co.	828,468
8,712	American International Group, Inc.	382,892
1,183	Ameriprise Financial, Inc.	261,727
14,104	Annaly Capital Management, Inc. REIT	117,204
2,264	Aon PLC, Class A	515,535
2,087	Apollo Global Management, Inc.	103,223
3,991	Arch Capital Group Ltd.*	142,958

Common Stocks – (continued)
Financials – (continued)
1,923	Arthur J Gallagher & Co.	230,375
77,276	Bank of America Corp.	2,682,250
8,216	Bank of New York Mellon Corp. (The)	346,387
13,445	Berkshire Hathaway, Inc., Class B*	3,233,657
1,421	BlackRock, Inc.	986,885
6,786	Blackstone Group, Inc. (The), Class A	469,795
4,577	Capital One Financial Corp.	550,110
1,094	Cboe Global Markets, Inc.	108,262
16,277	Charles Schwab Corp. (The)	1,004,616
3,946	Chubb Ltd.	641,541
1,583	Cincinnati Financial Corp.	154,928
21,048	Citigroup, Inc.	1,386,642
4,300	Citizens Financial Group, Inc.	186,792
3,597	CME Group, Inc.	718,321
3,091	Discover Financial Services	290,770
395	Everest Re Group Ltd.	95,515
2,818	Fidelity National Financial, Inc.	107,873
7,179	Fifth Third Bancorp	249,040
1,748	First Republic Bank	287,983
2,989	Franklin Resources, Inc.	78,222
976	Globe Life, Inc.	91,158
3,476	Goldman Sachs Group, Inc. (The)(a)	1,110,512
3,620	Hartford Financial Services Group, Inc. (The)	183,498
10,213	Huntington Bancshares, Inc.	156,667
783	Interactive Brokers Group, Inc., Class A	56,681
5,631	Intercontinental Exchange, Inc.	621,156
30,612	JPMorgan Chase & Co.	4,505,168
9,837	KeyCorp	198,117
5,481	KKR & Co., Inc.	249,714
2,377	Loews Corp.	113,644
1,262	M&T Bank Corp.	190,486
135	Markel Corp.*	146,988
5,129	Marsh & McLennan Cos., Inc.	590,963
7,054	MetLife, Inc.	406,310
1,643	Moody’s Corp.	451,644
14,432	Morgan Stanley	1,109,388
805	MSCI, Inc.	333,689
1,151	Nasdaq, Inc.	159,172
2,011	Northern Trust Corp.	191,306
4,235	PNC Financial Services Group, Inc. (The)	713,005
2,768	Principal Financial Group, Inc.	156,614
5,909	Progressive Corp. (The)	507,879
4,005	Prudential Financial, Inc.	347,314
1,239	Raymond James Financial, Inc.	144,641
9,685	Regions Financial Corp.	199,802
1,142	Rocket Cos., Inc., Class A *(b)	24,953
2,428	S&P Global, Inc.	799,686
1,331	SEI Investments Co.	74,536
3,381	State Street Corp.	246,035
519	SVB Financial Group*	262,282
5,684	Synchrony Financial	219,857
2,258	T. Rowe Price Group, Inc.	366,112
2,550	Travelers Cos., Inc. (The)	371,025
13,583	Truist Financial Corp.	773,688
13,739	US Bancorp	686,950
1,380	W R Berkley Corp.	95,675

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
40,481	Wells Fargo & Co.	$1,464,198
1,289	Willis Towers Watson PLC	284,405

		35,645,214

Health Care – 13.0%
17,823	Abbott Laboratories	2,134,839
17,643	AbbVie, Inc.	1,900,857
455	ABIOMED, Inc.*	147,670
3,100	Agilent Technologies, Inc.	378,417
2,119	Alexion Pharmaceuticals, Inc.*	323,677
735	Align Technology, Inc.*	416,826
1,492	AmerisourceBergen Corp.	151,020
5,889	Amgen, Inc.	1,324,554
2,516	Anthem, Inc.	762,826
5,163	Baxter International, Inc.	401,113
2,933	Becton Dickinson and Co.	707,293
1,538	Biogen, Inc.*	419,689
1,833	BioMarin Pharmaceutical, Inc.*	141,929
14,461	Boston Scientific Corp.*	560,798
22,557	Bristol-Myers Squibb Co.	1,383,421
2,968	Cardinal Health, Inc.	152,911
5,749	Centene Corp.*	336,546
3,106	Cerner Corp.	214,749
3,648	Cigna Corp.	765,715
496	Cooper Cos., Inc. (The)	191,520
13,220	CVS Health Corp.	900,679
6,387	Danaher Corp.	1,403,032
736	DaVita, Inc.*	75,168
2,211	DENTSPLY SIRONA, Inc.	117,338
970	DexCom, Inc.*	385,847
6,265	Edwards Lifesciences Corp.*	520,622
4,769	Elanco Animal Health, Inc.*	156,709
8,549	Eli Lilly and Co.	1,751,605
12,690	Gilead Sciences, Inc.	779,166
2,676	HCA Healthcare, Inc.*	460,352
1,420	Henry Schein, Inc.*	87,827
2,566	Hologic, Inc.*	184,983
1,343	Humana, Inc.	509,870
859	IDEXX Laboratories, Inc.*	446,826
1,478	Illumina, Inc.*	649,448
1,872	Incyte Corp.*	147,252
1,174	Intuitive Surgical, Inc.*	865,003
1,896	IQVIA Holdings, Inc.*	365,530
540	Jazz Pharmaceuticals PLC*	90,742
26,646	Johnson & Johnson	4,222,325
985	Laboratory Corp. of America Holdings*	236,311
1,627	McKesson Corp.	275,809
13,611	Medtronic PLC	1,592,079
25,388	Merck & Co., Inc.	1,843,677
239	Mettler-Toledo International, Inc.*	266,736
3,284	Moderna, Inc.*	508,396
56,227	Pfizer, Inc.	1,883,042
1,361	Quest Diagnostics, Inc.	157,318
1,030	Regeneron Pharmaceuticals, Inc.*	464,087
1,461	ResMed, Inc.	281,652
2,911	Royalty Pharma PLC, Class A	135,565
1,336	Seagen, Inc.*	201,883

Common Stocks – (continued)
Health Care – (continued)
3,372	Stryker Corp.	818,351
474	Teleflex, Inc.	188,709
4,008	Thermo Fisher Scientific, Inc.	1,803,921
9,556	UnitedHealth Group, Inc.	3,174,694
757	Universal Health Services, Inc., Class B*	94,875
917	Varian Medical Systems, Inc.*	160,723
1,375	Veeva Systems, Inc., Class A*	385,151
2,632	Vertex Pharmaceuticals, Inc.*	559,432
12,292	Viatris, Inc.*	182,536
625	Waters Corp.*	171,175
745	West Pharmaceutical Services, Inc.	209,084
2,102	Zimmer Biomet Holdings, Inc.	342,752
4,806	Zoetis, Inc.	746,083

		43,620,735

Industrials – 8.2%
5,816	3M Co.	1,018,149
1,362	A O Smith Corp.	80,862
2,312	AMETEK, Inc.	272,747
5,704	Boeing Co. (The)*	1,209,305
8,777	Carrier Global Corp.	320,624
5,498	Caterpillar, Inc.	1,186,908
1,368	C.H. Robinson Worldwide, Inc.	124,283
906	Cintas Corp.	293,852
2,154	Copart, Inc.*	235,131
392	CoStar Group, Inc.*	322,914
7,705	CSX Corp.	705,393
1,482	Cummins, Inc.	375,242
3,165	Deere & Co.	1,104,965
6,436	Delta Air Lines, Inc.*	308,542
1,460	Dover Corp.	179,960
4,028	Eaton Corp. PLC	524,405
6,017	Emerson Electric Co.	516,860
1,231	Equifax, Inc.	199,274
1,711	Expeditors International of Washington, Inc.	157,138
5,792	Fastenal Co.	268,575
2,484	FedEx Corp.	632,178
3,283	Fortive Corp.	216,087
1,396	Fortune Brands Home & Security, Inc.	116,063
2,532	General Dynamics Corp.	413,906
88,153	General Electric Co.	1,105,439
7,091	Honeywell International, Inc.	1,434,864
3,687	IHS Markit Ltd.	332,420
2,895	Illinois Tool Works, Inc.	585,311
3,760	Ingersoll Rand, Inc.*	174,238
854	J.B. Hunt Transport Services, Inc.	125,427
7,303	Johnson Controls International PLC	407,434
952	Kansas City Southern	202,148
2,033	L3Harris Technologies, Inc.	369,823
2,402	Lockheed Martin Corp.	793,260
2,491	Lyft, Inc., Class A*	138,749
2,637	Masco Corp.	140,341
2,562	Norfolk Southern Corp.	645,778
1,513	Northrop Grumman Corp.	441,282
1,053	Old Dominion Freight Line, Inc.	226,153
4,388	Otis Worldwide Corp.	279,559

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,437	PACCAR, Inc.	$312,733
1,292	Parker-Hannifin Corp.	370,752
15,362	Raytheon Technologies Corp.	1,105,910
2,124	Republic Services, Inc.	189,227
1,168	Rockwell Automation, Inc.	284,151
2,259	Rollins, Inc.	74,931
1,051	Roper Technologies, Inc.	396,879
536	Snap-on, Inc.	108,867
5,950	Southwest Airlines Co.	345,873
1,620	Stanley Black & Decker, Inc.	283,241
2,302	Textron, Inc.	115,883
2,416	Trane Technologies PLC	370,228
518	TransDigm Group, Inc.*	298,715
1,912	TransUnion	161,009
12,278	Uber Technologies, Inc.*	635,386
6,808	Union Pacific Corp.	1,402,176
2,989	United Airlines Holdings, Inc.*	157,461
7,248	United Parcel Service, Inc., Class B	1,143,952
731	United Rentals, Inc.*	217,385
1,632	Verisk Analytics, Inc.	267,403
4,274	Waste Management, Inc.	473,944
1,803	Westinghouse Air Brake Technologies Corp.	130,591
463	W.W. Grainger, Inc.	172,565
1,809	Xylem, Inc.	180,104

		27,384,955

Information Technology – 28.3%
6,684	Accenture PLC, Class A	1,677,016
4,853	Adobe, Inc.*	2,230,779
12,102	Advanced Micro Devices, Inc.*	1,022,740
1,616	Akamai Technologies, Inc.*	152,712
1,335	Amdocs Ltd.	101,206
3,014	Amphenol Corp., Class A	378,800
3,736	Analog Devices, Inc.	582,144
863	ANSYS, Inc.*	294,274
170,219	Apple, Inc.	20,640,756
9,196	Applied Materials, Inc.	1,086,875
549	Arista Networks, Inc.*	153,632
1,333	Atlassian Corp. PLC, Class A*	316,854
2,228	Autodesk, Inc.*	614,928
4,020	Automatic Data Processing, Inc.	699,560
4,020	Broadcom, Inc.	1,888,877
1,158	Broadridge Financial Solutions, Inc.	165,003
2,782	Cadence Design Systems, Inc.*	392,512
1,426	CDW Corp.	223,725
39,506	Cisco Systems Inc/Delaware	1,772,634
1,238	Citrix Systems, Inc.	165,372
5,402	Cognizant Technology Solutions Corp., Class A	396,939
7,709	Corning, Inc.	294,792
730	Coupa Software, Inc.*	252,770
1,838	Crowdstrike Holdings, Inc., Class A*	397,008
1,768	Datadog, Inc., Class A*	168,685
2,486	Dell Technologies, Inc., Class C*	201,540
1,818	DocuSign, Inc.*	412,068
3,021	Dropbox, Inc., Class A*	68,108

Common Stocks – (continued)
Information Technology – (continued)
622	F5 Networks, Inc.*	118,168
6,269	Fidelity National Information Services, Inc.	865,122
5,888	Fiserv, Inc.*	679,299
832	FleetCor Technologies, Inc.*	230,722
1,394	Fortinet, Inc.*	235,377
879	Gartner, Inc.*	157,376
3,012	Global Payments, Inc.	596,346
13,065	Hewlett Packard Enterprise Co.	190,226
13,040	HP, Inc.	377,769
41,491	Intel Corp.	2,521,823
9,019	International Business Machines Corp.	1,072,630
2,591	Intuit, Inc.	1,010,853
1,873	Keysight Technologies, Inc.*	265,067
1,550	KLA Corp.	482,406
1,461	Lam Research Corp.	828,665
1,423	Leidos Holdings, Inc.	125,864
6,746	Marvell Technology Group Ltd.	325,697
8,839	Mastercard, Inc., Class A	3,127,680
2,682	Maxim Integrated Products, Inc.	249,882
2,590	Microchip Technology, Inc.	395,312
11,292	Micron Technology, Inc.*	1,033,557
75,477	Microsoft Corp.	17,539,345
1,717	Motorola Solutions, Inc.	301,299
2,255	NetApp, Inc.	141,163
5,729	NortonLifeLock, Inc.	111,773
6,015	NVIDIA Corp.	3,299,709
1,222	Okta, Inc.*	319,492
18,222	Oracle Corp.	1,175,501
932	Palo Alto Networks, Inc.*	333,945
3,263	Paychex, Inc.	297,161
496	Paycom Software, Inc.*	185,623
11,853	PayPal Holdings, Inc.*	3,080,002
1,147	Qorvo, Inc.*	200,415
11,441	QUALCOMM, Inc.	1,558,150
786	RingCentral, Inc., Class A*	297,234
8,937	salesforce.com, Inc.*	1,934,861
2,280	Seagate Technology PLC	166,964
1,975	ServiceNow, Inc.*	1,053,584
1,670	Skyworks Solutions, Inc.	296,959
370	Snowflake, Inc., Class A*	96,030
1,629	Splunk, Inc.*	232,963
3,866	Square, Inc., Class A*	889,296
2,268	SS&C Technologies Holdings, Inc.	150,323
1,536	Synopsys, Inc.*	376,643
3,349	TE Connectivity Ltd.	435,470
9,286	Texas Instruments, Inc.	1,599,699
415	Trade Desk, Inc. (The), Class A*	334,237
2,524	Trimble, Inc.*	187,129
1,391	Twilio, Inc., Class A*	546,496
331	Unity Software, Inc. *(b)	35,626
1,010	VeriSign, Inc.*	195,970
17,066	Visa, Inc., Class A	3,624,648
805	VMware, Inc., Class A*	111,259
1,364	Vontier Corp.*	42,830
3,001	Western Digital Corp.	205,659
4,134	Western Union Co. (The)	95,991

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Schedule of Investments (continued)

February 28, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,791	Workday, Inc., Class A*	$439,117
2,483	Xilinx, Inc.	323,535
1,907	Zoom Video Communications, Inc., Class A*	712,474
760	Zscaler, Inc.*	155,823

		94,726,548

Materials – 2.4%
2,236	Air Products and Chemicals, Inc.	571,566
1,082	Albemarle Corp.	170,101
15,852	Amcor PLC	173,421
3,286	Ball Corp.	280,592
1,168	Celanese Corp.	162,247
7,566	Corteva, Inc.	341,605
7,503	Dow, Inc.	445,003
7,418	DuPont de Nemours, Inc.	521,634
1,367	Eastman Chemical Co.	149,358
2,557	Ecolab, Inc.	535,334
1,298	FMC Corp.	131,994
14,624	Freeport-McMoRan, Inc.*	495,900
1,087	International Flavors & Fragrances, Inc.	147,299
3,977	International Paper Co.	197,458
5,287	Linde PLC (United Kingdom)	1,291,455
2,616	LyondellBasell Industries NV, Class A	269,683
627	Martin Marietta Materials, Inc.	211,217
8,100	Newmont Corp.	440,478
3,033	Nucor Corp.	181,434
954	Packaging Corp. of America	125,947
2,389	PPG Industries, Inc.	322,085
839	Sherwin-Williams Co. (The)	570,805
855	Southern Copper Corp. (Peru)	60,987
1,346	Vulcan Materials Co.	224,769
2,628	Westrock Co.	114,555

		8,136,927

Real Estate – 2.3%
1,395	Alexandria Real Estate Equities, Inc. REIT	222,768
4,491	American Tower Corp. REIT	970,640
1,406	AvalonBay Communities, Inc. REIT	247,104
1,434	Boston Properties, Inc. REIT	142,152
3,257	CBRE Group, Inc., Class A*	246,783
4,356	Crown Castle International Corp. REIT	678,447
2,838	Digital Realty Trust, Inc. REIT	382,364
3,762	Duke Realty Corp. REIT	147,658
896	Equinix, Inc. REIT	580,913
3,723	Equity Residential REIT	243,521
655	Essex Property Trust, Inc. REIT	166,887
1,295	Extra Space Storage, Inc. REIT	162,781
5,436	Healthpeak Properties, Inc. REIT	158,133
7,059	Host Hotels & Resorts, Inc. REIT	117,109
5,657	Invitation Homes, Inc. REIT	164,845
2,889	Iron Mountain, Inc. REIT	100,508
1,148	Mid-America Apartment Communities, Inc. REIT	154,670
7,440	Prologis, Inc. REIT	737,081
1,504	Public Storage REIT	351,846
3,545	Realty Income Corp. REIT	213,622
1,116	SBA Communications Corp. REIT	284,725

Common Stocks – (continued)
Real Estate – (continued)
3,301	Simon Property Group, Inc. REIT	372,749
2,962	UDR, Inc. REIT	121,946
3,775	Ventas, Inc. REIT	199,698
4,227	Welltower, Inc. REIT	287,013
7,541	Weyerhaeuser Co. REIT	255,414
1,756	W.P. Carey, Inc. REIT	120,356

		7,831,733

Utilities – 2.4%
2,525	Alliant Energy Corp.	116,554
2,487	Ameren Corp.	174,761
5,025	American Electric Power Co., Inc.	376,121
1,839	American Water Works Co., Inc.	260,917
1,265	Atmos Energy Corp.	107,032
582	Avangrid, Inc.	26,632
5,501	CenterPoint Energy, Inc.	106,939
2,887	CMS Energy Corp.	156,216
3,467	Consolidated Edison, Inc.	227,609
8,250	Dominion Energy, Inc.	563,640
1,927	DTE Energy Co.	226,846
7,442	Duke Energy Corp.	636,961
3,823	Edison International	206,404
2,021	Entergy Corp.	175,443
2,285	Evergy, Inc.	122,545
3,470	Eversource Energy	275,796
9,841	Exelon Corp.	379,863
5,488	FirstEnergy Corp.	181,872
19,791	NextEra Energy, Inc.	1,454,243
3,868	NiSource, Inc.	83,549
15,240	PG&E Corp.*	160,172
1,136	Pinnacle West Capital Corp.	79,440
7,783	PPL Corp.	203,837
5,119	Public Service Enterprise Group, Inc.	275,556
2,922	Sempra Energy	338,894
10,682	Southern Co. (The)	605,883
3,183	WEC Energy Group, Inc.	256,677
5,302	Xcel Energy, Inc.	310,644

		8,091,046

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $286,102,758)		$334,304,763

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
28,031	0.036%	$28,031
(Cost $28,031)

TOTAL INVESTMENTS – 99.8%
(Cost $286,130,789)		$334,332,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		529,445

NET ASSETS – 100.0%		$334,862,239

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA ETFS

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	MarketBeta Emerging Markets Equity ETF	MarketBeta International Equity ETF	MarketBeta U.S. Equity ETF
Assets:
Investments in unaffiliated issuers, at value (cost $31,386,173, $266,496,022 and $285,306,489, respectively)(a)	$45,382,711	$311,771,684	$333,194,251
Investments in affiliated issuers, at value (cost $—, $— and $796,269, respectively)	—	—	1,110,512
Investments in securities lending reinvestment vehicle, at value which equals cost	296,421	369,641	28,031
Cash	255,615	235,847	176,456
Foreign currency, at value (cost $895, $160,309 and $—, respectively)	890	160,159	—
Receivables:
Dividends	96,432	495,147	397,133
Reimbursement from investment adviser	3,289	12,196	4,700
Securities lending income	377	3,454	339
Investments sold	3	27,577	—
Foreign tax reclaims	—	94,442	—
Total assets	46,035,738	313,170,147	334,911,422

Liabilities:

Payables:
Upon return of securities loaned	296,421	369,641	28,031
Foreign capital gains tax	239,982	—	—
Management fees	16,443	60,981	21,152
Total liabilities	552,846	430,622	49,183

Net Assets:
Paid-in capital	31,195,581	266,117,556	286,194,715
Total distributable earnings	14,287,311	46,621,969	48,667,524
NET ASSETS	$45,482,892	$312,739,525	$334,862,239
SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	800,000	5,900,000	6,300,000
Net asset value per share:	$56.85	$53.01	$53.15

(a)	Includes loaned securities having a market value of $272,487, $340,111 and $29,569, respectively.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Statements of Operations

For the Six Months Ended February 28, 2021 (Unaudited)

	MarketBeta Emerging Markets Equity ETF	MarketBeta International Equity ETF	MarketBeta U.S. Equity ETF
Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $40,888, $216,069 and $—, respectively)	$260,435	$2,327,421	$2,050,193

Dividends — affiliated issuers	—	—	3,650

Non-cash dividend income	—	318,790	—

Securities lending income — unaffiliated issuer	1,670	15,178	1,312

Total investment income	262,105	2,661,389	2,055,155

Expenses:

Management fees	91,922	365,584	116,741

Trustee fees	2,201	3,774	3,584

Total expenses	94,123	369,358	120,325

Less — expense reductions	(18,816)	(73,872)	(26,739)

Net expenses	75,307	295,486	93,586

NET INVESTMENT INCOME	186,798	2,365,903	1,961,569

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	668,827	(15,754)	(104,351)

Investments — affiliated issuers	—	—	(74)

In-kind redemptions	—	1,104,489	—

Futures	(45,211)	—	—

Foreign currency transactions	2,283	8,177	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the foreign capital gains tax liability of $240,242, $— and $—, respectively)	7,189,921	37,155,894	23,134,039

Investments — affiliated issuers	—	—	342,565

Futures	22,144	—	—

Foreign currency translations	(1,739)	(12,760)	—

Net realized and unrealized gain	7,836,225	38,240,046	23,372,179

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,023,023	$40,605,949	$25,333,748

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA ETFS

Statements of Changes in Net Assets

	MarketBeta Emerging Markets Equity ETF		MarketBeta International Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Period May 12, 2020* to August 31, 2020	For the Six Months Ended February 28, 2021 (Unaudited)	For the Period May 12, 2020* to August 31, 2020
From operations:

Net investment income	$186,798	$429,114	$2,365,903	$1,124,606

Net realized gain	625,899	675,905	1,096,912	2,955,456
Net change in unrealized gain	7,210,326	6,544,095	37,143,134	8,131,134
Net increase in net assets resulting from operations	8,023,023	7,649,114	40,605,949	12,211,196

Distributions to shareholders:

From distributable earnings	(1,057,392)	—	(3,222,300)	—

From share transactions:

Proceeds from sales of shares	—	39,611,628	—	295,853,235
Cost of shares redeemed	—	(8,743,481)	(5,367,420)	(27,341,135)
Net increase (decrease) in net assets resulting from share transactions	—	30,868,147	(5,367,420)	268,512,100
TOTAL INCREASE	6,965,631	38,517,261	32,016,229	280,723,296

Net assets:
Beginning of period	$38,517,261	$—	$280,723,296	$—

End of period	$45,482,892	$38,517,261	$312,739,525	$280,723,296

*	Commencement of operations.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Statements of Changes in Net Assets (continued)

	MarketBeta U.S. Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)	For the Period May 12, 2020* to August 31, 2020
From operations:

Net investment income	$1,961,569	$828,149

Net realized loss	(104,425)	(27,673)
Net change in unrealized gain	23,476,604	24,725,401
Net increase in net assets resulting from operations	25,333,748	25,525,877

Distributions to shareholders:

From distributable earnings	(2,192,101)	—

From share transactions:

Proceeds from sales of shares	54,057,516	232,137,239
Cost of shares redeemed	—	(40)
Net increase in net assets resulting from share transactions	54,057,516	232,137,199
TOTAL INCREASE	77,199,163	257,663,076

Net assets:
Beginning of period	$257,663,076	$—

End of period	$334,862,239	$257,663,076

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA EMERGING MARKETS EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$48.15		$39.60

Net investment income(a)	0.23		0.49

Net realized and unrealized gain	9.79		8.06

Total gain from investment operations	10.02		8.55

Distributions to shareholders from net investment income	(1.32)		—

Net asset value, end of period	$56.85		$48.15

Market price, end of period	$57.18		$48.36

Total Return at Net Asset Value(b)	21.41%		21.54%

Net assets, end of period (in 000’s)	$45,483		$38,517

Ratio of net expenses to average net assets	0.36	%(c)	0.36	%(c)

Ratio of total expenses to average net assets	0.45	%(c)	0.45	%(c)

Ratio of net investment income to average net assets	0.89	%(c)	3.60	%(c)

Portfolio turnover rate(d)	10%		23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA INTERNATIONAL EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta International Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$46.79		$40.14

Net investment income(a)	0.40		0.30

Net realized and unrealized gain	6.36		6.35

Total gain from investment operations	6.76		6.65

Distributions to shareholders from net investment income	(0.54)		—

Net asset value, end of period	$53.01		$46.79

Market price, end of period	$53.27		$46.82

Total Return at Net Asset Value(b)	14.55%		16.57%

Net assets, end of period (in 000’s)	$312,740		$280,723

Ratio of net expenses to average net assets	0.20	%(c)	0.20	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25	%(c)

Ratio of net investment income to average net assets	1.60	%(c)	2.15	%(c)

Portfolio turnover rate(d)	3%		1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA U.S. EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta U.S. Equity ETF
	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$48.62		$39.20

Net investment income(a)	0.36		0.22

Net realized and unrealized gain	4.58		9.20

Total gain from investment operations	4.94		9.42

Distributions to shareholders from net investment income	(0.41)		—

Net asset value, end of period	$53.15		$48.62

Market price, end of period	$53.33		$48.69

Total Return at Net Asset Value(b)	10.25%		24.03%

Net assets, end of period (in 000’s)	$334,862		$257,663

Ratio of net expenses to average net assets	0.07	%(c)	0.07	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09	%(c)

Ratio of net investment income to average net assets	1.46	%(c)	1.62	%(c)

Portfolio turnover rate(d)	2%		1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs MarketBeta Emerging Markets Equity ETF (“MarketBeta Emerging Markets Equity ETF”)	Diversified
Goldman Sachs MarketBeta International Equity ETF (“MarketBeta International Equity ETF”)	Diversified
Goldman Sachs MarketBeta U.S. Equity ETF (“MarketBeta U.S. Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

55

GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’

56

GOLDMAN SACHS MARKETBETA ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded.

Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in

57

GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2021:

MARKETBETA EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,550,131	$—	$—

Asia	38,657,626	977,578	—

Europe	229,866	—	—

North America	1,265,053	—	—

South America	2,207,707	494,750	—

Securities Lending Reinvestment Vehicle	296,421	—	—

Total	$44,206,804	$1,472,328	$—

MARKETBETA INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$867,075	$—	$—

Asia	100,032,672	—	—

Europe	179,064,562	1,822,787	—

North America	1,476,510	217,281	—

Oceania	27,896,720	—	—

South America	320,776	73,301	—

Securities Lending Reinvestment Vehicle	369,641	—	—

Total	$310,027,956	$2,113,369	$—

58

GOLDMAN SACHS MARKETBETA ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MARKETBETA U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$399,632	$—	$—

Europe	1,291,455	—	—

North America	331,759,844	—	—

South America	853,832	—	—

Securities Lending Reinvestment Vehicle	28,031	—	—

Total	$334,332,794	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts	Average Number of Contracts(a)
Equity	MarketBeta Emerging Markets Equity ETF	$(45,211)	$22,144	4

(a)	Average number of contracts is based on the month end balances for the six months ended February 28, 2021.

There were no outstanding derivative contracts at February 28, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

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GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2021, contractual and effective net unitary management fees with GSAM were at the following rates for each Fund:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
MarketBeta Emerging Markets Equity ETF	0.45%	0.36%
MarketBeta International Equity ETF	0.25%	0.20%
MarketBeta U.S. Equity ETF	0.09%	0.07%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.36%, 0.20% and 0.07% as an annual percentage rate of average daily net assets of the MarketBeta Emerging Markets Equity ETF, MarketBeta International Equity ETF and MarketBeta U.S. Equity ETF, respectively. These arrangements will remain in effect through at least December 29, 2021 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2021, GSAM waived $18,816, $73,872 and $26,739 of the Funds’ management fees for the MarketBeta Emerging Markets Equity ETF, MarketBeta International Equity ETF and MarketBeta U.S. Equity ETF, respectively.

B.  Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the MarketBeta U.S. Equity ETF’s investment in The Goldman Sachs Group, Inc. for the six months ended February 28, 2021:

Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Ending value as of February 28, 2021	Shares as of February 28, 2021	Dividend Income
$599,654	$171,033	$(2,666)	$(74)	$342,565	$1,110,512	3,476	$3,650

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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GOLDMAN SACHS MARKETBETA ETFS

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	MarketBeta Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* through August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	1,000,001	$39,597,471
Shares Redeemed	—	—	(200,001)	(8,743,481)

NET INCREASE IN SHARES	—	$—	800,000	$30,853,990

	MarketBeta International Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* through August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	6,600,001	$295,827,537
Shares Redeemed	(100,000)	(5,367,420)	(600,001)	(27,341,135)

NET INCREASE (DECREASE) IN SHARES	(100,000)	$(5,367,420)	6,000,000	$268,486,402

	MarketBeta U.S. Equity ETF

	For the Six Months Ended February 28, 2021 (Unaudited)		For the Period May 12, 2020* through August 31, 2020

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,000,000	$54,057,516	5,300,001	$232,137,239
Shares Redeemed	—	—	(1)	(40)

NET INCREASE IN SHARES	1,000,000	$54,057,516	5,300,000	$232,137,199

*	Commencement of operations

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales
MarketBeta Emerging Markets Equity ETF	$5,165,935	$4,192,835
MarketBeta International Equity ETF	8,240,730	9,219,307
MarketBeta U.S. Equity ETF	5,097,647	5,144,625

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GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2021, were as follows:

Fund	Purchases	Sales
MarketBeta International Equity ETF	$—	$5,347,141
MarketBeta U.S. Equity ETF	54,057,679	—

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2021, are reported under Investment Income on the Statements of Operations.

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8. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2021:

Fund	Beginning value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2021
MarketBeta Emerging Markets Equity ETF	$212,078	$2,155,208	$(2,070,865)	$296,421
MarketBeta International Equity ETF	292,150	13,286,721	(13,209,230)	369,641
MarketBeta U.S. Equity ETF	278,029	1,616,618	(1,866,616)	28,031

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2020, the Funds’ capital loss carryforward on a tax-basis were as follows:

	MarketBeta Emerging Markets Equity ETF	MarketBeta International Equity ETF	MarketBeta U.S. Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$—	$(46,560)	$—

As of February 28, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta Emerging Markets Equity ETF	MarketBeta International Equity ETF	MarketBeta U.S. Equity ETF
Tax Cost	$31,810,641	$267,140,320	$286,194,950
Gross unrealized gain	14,280,091	51,174,397	51,560,963
Gross unrealized loss	(411,600)	(6,173,392)	(3,423,119)
Net unrealized gains (losses)	$13,868,491	$45,001,005	$48,137,844

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce

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GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2021 (Unaudited)

10. OTHER RISKS (continued)

disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Foreign Custody Risk — The Fund invests in foreign securities and as such, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general

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GOLDMAN SACHS MARKETBETA ETFS

10. OTHER RISKS (continued)

economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MARKETBETA ETFS

Fund Expenses — For the Six Months ended  2/28/2021 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2020 and held for the six months ended February 28, 2021, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta Emerging Markets Equity ETF				MarketBeta International Equity ETF				MarketBeta U.S. Equity ETF
	Beginning Account Value 9/1/2020	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*	Beginning Account Value 9/1/20	Ending Account Value 2/28/21		Expenses Paid*
Actual based on NAV	$1,000	$1,214.10		$1.98	$1,000	$1,145.50		$1.06	$1,000	$1,102.50		$0.36
Hypothetical 5% return	$1,000	$1,023.01	+	$1.81	$1,000	$1,023.80	+	$1.00	$1,000	$1,024.45	+	$0.35

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
MarketBeta Emerging Markets Equity ETF	0.36%
MarketBeta International Equity ETF	0.20
MarketBeta U.S. Equity ETF	0.07

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 22-23, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved in 2019. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”);
(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2020. As part of this review, the Trustees reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the

68

GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited) (continued)

Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement a management fee waiver for each Fund. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate, and that significant economies of scale are unlikely to be realized in the competitive environment in which the Funds operate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2021.

69

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.95 trillion in assets under supervision as of December 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF
Goldman Sachs MarketBetaTM U.S. Equity ETF
Goldman Sachs Physical Gold ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta International Equity ETF, Goldman Sachs MarketBeta Emerging Markets Equity ETF, and Goldman Sachs MarketBeta U.S. Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index, the Solactive GBS Emerging Markets Large & Mid Cap Index, Solactive GBS United States Large & Mid Cap Index (“Solactive Indexes”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

TRUSTEES Lawrence W. Stranghoener, Chairman Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2021 Goldman Sachs. All rights reserved. 236971-OTU-04/2021 MCEQWGETFSAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Caroline Dorsa is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Linda A. Lang, Lawrence W. Stranghoener, and Caroline Dorsa, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 29, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	April 29, 2021